UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street, New York, New York 10282

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: August 31, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Annual Report	August 31, 2017

Goldman Sachs ETFs
Access Investment Grade Corporate Bond ETF

Goldman Sachs Access Investment Grade Corporate Bond ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

INVESTMENT PROCESS

Goldman Sachs Access Investment Grade Corporate Bond ETF

Principal Investment Strategies

The Goldman Sachs Access Investment Grade Corporate Bond ETF (the “Fund”) seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. The Citi Goldman Sachs Investment Grade Corporate Bond Index (the “Index”) is a rules-based index that is designed to measure the performance of investment grade corporate bonds denominated in U.S. dollars that meet certain liquidity and fundamental screening criteria. As of May 31, 2017, there were 1,941 constituents in the Index and the Index had a weighted average maturity of 10.5 years. The Index is a custom index that is owned and calculated by FTSE Fixed Income LLC (“FTSE” or the “Index Provider”) and is based on the Citi US Broad Investment Grade (USBIG®) Corporate Index (the “Reference Index”) using concepts developed with Goldman Sachs Asset Management, L.P. (“GSAM”).

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps.

Step 1 - In the first step, the Index Provider defines a universe of potential index constituents (the “Universe”) by applying specified criteria to the constituent securities of the Reference Index. The Reference Index includes investment grade corporate bonds that have a minimum of one year to maturity and are rated at least BBB- by Standard & Poor’s Ratings Services (“S&P”) or Baa3 by Moody’s Investors Services, Inc. (“Moody’s”). Only corporate bond constituents of the Reference Index that have a minimum of $750 million outstanding and a minimum issuer size of $2 billion are included in the Universe.

Step 2 - In the second step, the Index Provider applies a fundamental screen to the Universe. Issuers are first grouped into three broad industry groups: financials, industrials and utilities. Within each industry group, issuers are measured by two fundamental factors: operating margin and leverage. The Index Provider ranks each issuer based on the two fundamental factors, equally weighted. The Index is constructed by including the highest ranking eligible securities in each industry group, screening out lowest ranking eligible securities.

The Index is rebalanced (i) monthly on the last business day of each month, to account for changes in maturities, corporate actions or ratings migration, and (ii) quarterly, to account for updates to the constituent securities on the basis of the fundamental factors (as described above).

The Investment Adviser uses a representative sampling strategy to manage the Fund.

“Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.

The Fund may concentrate its investments (i.e. hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

1

INVESTMENT PROCESS

The Fund may also invest up to 20% of its assets in securities and other instruments not included in the Index but which the Investment Adviser believes are correlated to the Index, as well as in, among other instruments, futures (including index futures), swaps, other derivatives, investment companies (including exchange-traded funds (“ETFs”), cash and cash equivalents and money market instruments.

At the end of the Reporting Period (i.e., June 6, 2017 through August 31, 2017), we continued to believe the Fund may provide investors with smoother performance and less volatility, as a smart beta approach should provide liquidity while minimizing exposure to factors historically associated with volatility and underperformance.*

*	Smart beta refers to quantitative index-based strategies. Liquidity is the ability to invest or redeem during market hours. Volatility refers to the annualized standard deviation of returns.

2

PORTFOLIO RESULTS

Goldman Sachs Access Investment Grade Corporate Bond ETF

Investment Objective

The Goldman Sachs Access Investment Grade Corporate Bond ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Citi Goldman Sachs Investment Grade Corporate Bond Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Global Fixed Income and Liquidity Solution Team discusses the Fund’s performance and positioning for the period since its commencement of operations on June 6, 2017 through August 31, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 1.19% based on net asset value (“NAV”) and 1.11% based on market price.[1] The Index returned 1.26% during the same period.

The Fund had a NAV of $49.90 per share on the date of commencement of operations and ended the Reporting Period with a NAV of $50.28 per share. The Fund’s market price on August 31, 2017 was $50.24 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is designed to measure the performance of investment grade corporate bonds denominated in U.S. dollars that meet certain liquidity and fundamental screening criteria. The Index is a custom index that is owned and calculated by FTSE Fixed Income LLC (“FTSE” or the “Index Provider”) and is based on the Citi US Broad Investment Grade (USBIG®) Corporate Index (the “Reference Index”) using concepts developed with Goldman Sachs Asset Management, L.P. (“GSAM”). The Index is rules-based and the securities in the Index are rebalanced on the last business day of each month.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

During the Reporting Period, the Fund posted positive absolute returns that closely tracked those of the Index, as measured by NAV. The Fund is passively managed to the Index and aims to minimize tracking error to the Index.

Overall, investment grade corporate bond returns are driven by three primary factors — yield, duration (whether interest rates are rising or falling) and spreads (or a widening or tightening of the yield differential to U.S. Treasuries). During the Reporting Period, interest rates declined and spreads tightened, both of which supported the total return of the sector.

Early in the Reporting Period, i.e. in June 2017, the U.S. Federal Reserve (the “Fed”) raised the targeted federal funds rate, while central banks in other key markets kept their monetary policies unchanged. The yield on the 10-year U.S. Treasury moved wider by approximately 25 basis points in the weeks following, before falling back below levels seen at the start of the Reporting Period. (A basis point is 1/100th of a percentage point.) Investment grade credit spreads tightened during the Reporting Period overall, although widened a bit in August 2017. In the month of August, market volatility had begun to heighten as domestic and international geopolitical developments created some

[1]	The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy forth period from commencement of investment operations to the first day of secondary market trading to calculate the market price returns.

3

PORTFOLIO RESULTS

uncertainty. Escalating tensions in the Korean Peninsula particularly sent equity markets lower and global government bond prices higher. Overall, however, corporate credit markets were underpinned by strong corporate earnings and firm demand.

At the end of the Reporting Period, we believed it likely the U.S. economy would continue to grow in the months ahead, albeit modestly. We also believed the Fed would hike interest rates again before year-end 2017 and that U.S. Treasury rates may well rise, especially in the intermediate portion of the yield curve, or spectrum of maturities. Should this rising rate scenario materialize against a backdrop of tight valuations and a potential pick-up in volatility due in part to an unwinding of quantitative easing, it was our view at the end of the Reporting Period that investment grade credit spreads may remain range-bound for the near term.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund does not employ derivatives.

Q	What was the Fund’s weighted average duration, weighted average maturity, weighted average coupon and 30-day SEC yield at the end of the Reporting Period?[2]

A	The Fund had a weighted average duration of 7.18 years, a weighted average maturity of 10.57 years and a weighted average coupon of 3.95% as of August 31, 2017. The 30-day SEC yield of the Fund at the end of the Reporting Period was 0.96%.

Q	What was the Fund’s credit allocation at the end of the Reporting Period?

A

AAA	2.4%
AA	13.8%
A	34.9%
BBB	47.6%
BB	1.0%
Cash	0.3%

Q	What was the Fund’s industry allocation at the end of the Reporting Period?

A	Of the 97% of the Fund’s assets invested in investment grade corporate bonds at the end of the Reporting Period, approximately 33% was in financials, 62% in industrials and 2% in utilities.

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?[3]

A	While 100% of Index constituents were investment grade corporate bonds, the Fund was 97% invested in investment grade corporate bonds, 1% invested in high yield corporate bonds, 1.7% invested in emerging market debt and 0.3% in cash at the end of the Reporting Period.

[2]	Duration is a time measure of a bond’s interest-rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond’s price. (A bond’s cash flows consist of coupon payments and repayment of capital.)

A bond’s duration will almost always be shorter than its maturity, with the exception of zero-coupon bonds, for which maturity and duration are equal. Weighted average duration is a measure of the duration for the securities in the portfolio overall. Weighted average maturity (“WAM”) is the weighted average amount of time until the debt securities in a portfolio mature, or the weighted average of the remaining terms to maturity of the debt securities within a portfolio. The higher the WAM, the longer it takes for all of the bonds in the portfolio to mature, and WAM is used to manage debt portfolios and to assess the performance of debt portfolio managers. Coupons are fixed percentages paid out on a fixed income security on an annual basis. Weighted average coupon is calculated by weighting the coupon of each debt security by its relative size in the portfolio. The method of calculation of the 30-Day Standardized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price per share on the last day of the period. This number is then annualized.

[3]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Citi Goldman Sachs Investment Grade Corporate Bond Index.

4

FUND BASICS

Access Investment Grade Corporate Bond ETF

as of August 31, 2017

FUND SNAPSHOT
As of August 31, 2017
Market Price[1]	$50.24
Net Asset Value (NAV)[1]	$50.28

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com.

PERFORMANCE REVIEW
June 6, 2017– August 31, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Citi Goldman Sachs Investment Grade Corporate Bond Index[3]
Shares	1.19%	1.11%	1.26%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]	The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

5

FUND BASICS

30-DAY STANDARDIZED YIELD[4]
30-Day Standardized Yield[4]
Shares	2.84%

[4]	The method of calculation of the 30-Day Standardized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price per share on the last day of the period. This number is then annualized.

EXPENSE RATIO[5]
Expense Ratio
Shares	0.14%

[5]	The expense ratio of the Fund is as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratio disclosed on the Financial Highlights in this report.

TOP TEN HOLDINGS AS OF 8/31/17[6]
Holding	Maturity Date	% of Net Assets	Line of Business
MetLife, Inc., Series D, 4.37%	9/15/23	1.0%	Financials
HSBC Holdings PLC, 6.50%	9/15/37	0.9	Financials
Anheuser-Busch InBev Finance,	2/1/19	0.9	Food & Beverage
Inc., 1.90%
Oracle Corp., 2.80%	7/8/21	0.9	Information Technology
ING Groep NV, 3.95%	3/29/27	0.8	Financials
Morgan Stanley, Series GMTN,	7/28/21	0.8	Financials
5.50%
United Technologies Corp.,	11/1/21	0.8	Industrials
1.95%
HCP, Inc., 4.25%	11/15/23	0.8	Real Estate
JPMorgan Chase & Co., 2.97%	1/15/23	0.7	Financials
Intel Corp., 2.45%	7/29/20	0.7	Information Technology

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

6

FUND BASICS

INDUSTRY ALLOCATION AS OF 8/31/17[7]
Industry	% of Net Assets
Financials	32.3%
Information Technology	12.5
Energy	10.0
Health Care	7.4
Telecommunication Services	7.0
Consumer Staples	6.0
Consumer Discretionary	5.6
Food & Beverage	3.1
Industrials	2.7
Materials	2.7
Consumer, Non-cyclical	2.7
Utilities	2.2
Consumer Cyclical	1.6
Real Estate	1.2
Distributors	0.9
Transportation	0.4
Brokerage	0.2
Products	0.2
Capital Goods	0.0
Other	1.3

[7]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities.

7

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

August 31, 2017

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 78.8%
Aerospace & Defense – 1.8%
Arconic, Inc.
$120,000	5.400%		04/15/21	$128,430
Lockheed Martin Corp.
370,000	3.800		03/01/45	366,984
180,000	4.700		05/15/46	204,443
United Technologies Corp.
1,410,000	1.950		11/01/21	1,396,518
370,000	3.125		05/04/27	373,002
320,000	5.700		04/15/40	399,430
250,000	3.750		11/01/46	241,452

				3,110,259

Air Freight & Logistics – 0.6%
FedEx Corp.
360,000	4.550		04/01/46	384,065
United Parcel Service, Inc.
750,000	2.450		10/01/22	761,402

				1,145,467

Automobiles – 0.4%
General Motors Co.
288,000	3.500		10/02/18	292,880
180,000	6.250		10/02/43	202,402
120,000	6.750		04/01/46	141,709

				636,991

Banks – 15.8%
Bank of America Corp.
300,000	6.875		11/15/18	317,915
500,000	7.750		05/14/38	733,134
Bank of America Corp., GMTN
830,000	3.300		01/11/23	854,621
50,000	3.500		04/19/26	50,942
Bank of America Corp., Series L
190,000	4.183		11/25/27	196,396
Bank of America Corp., MTN
620,000	5.000		05/13/21	678,243
30,000	3.875		08/01/25	31,602
520,000	3.248		10/21/27	510,760
730,000	5.000		01/21/44	843,264
Bank of America NA
430,000	2.050		12/07/18	432,199
Branch Banking & Trust Co.
250,000	2.100		01/15/20	251,581
Capital One Bank USA NA
550,000	2.250		02/13/19	552,439
800,000	3.375		02/15/23	816,363
Capital One NA/Mclean VA
560,000	2.350		01/31/20	561,796
Citigroup, Inc.
1,020,000	8.500		05/22/19	1,130,381
446,000	2.350		08/02/21	445,168
300,000	4.500		01/14/22	324,156
30,000	3.875		10/25/23	31,659
500,000	3.875		03/26/25	513,948
500,000	3.300		04/27/25	508,205
350,000	3.700		01/12/26	360,981
Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. – (continued)
740,000	3.200		10/21/26	733,777
510,000	4.450		09/29/27	541,353
20,000	4.125		07/25/28	20,634
170,000	5.875		01/30/42	216,466
30,000	6.675		09/13/43	40,900
448,000	4.650		07/30/45	497,237
Discover Bank
540,000	4.200		08/08/23	575,969
580,000	3.450		07/27/26	575,281
JPMorgan Chase & Co.
489,000	2.350		01/28/19	493,527
375,000	4.400		07/22/20	400,372
250,000	4.250		10/15/20	266,364
30,000	4.625		05/10/21	32,550
827,000	4.500		01/24/22	899,730
20,000	3.250		09/23/22	20,697
1,325,000	2.972		01/15/23	1,348,449
500,000	3.200		06/15/26	500,472
485,000	3.625		12/01/27	490,277
300,000	6.400		05/15/38	401,775
300,000	5.500		10/15/40	369,084
430,000	5.600		07/15/41	537,554
250,000	5.400		01/06/42	305,964
60,000	4.850		02/01/44	69,470
KeyBank NA
600,000	2.500		12/15/19	611,266
PNC Bank NA
765,000	1.800		11/05/18	766,751
PNC Bank NA, MTN
260,000	2.600		07/21/20	264,862
PNC Financial Services Group, Inc. (The)
840,000	4.375		08/11/20	897,010
Santander Holdings USA, Inc.
820,000	3.700	(a)	03/28/22	837,893
US Bank NA
290,000	2.125		10/28/19	292,429
250,000	2.000		01/24/20	251,279
Wells Fargo & Co.
350,000	3.069		01/24/23	358,067
170,000	3.000		04/22/26	167,992
900,000	3.000		10/23/26	889,538
Wells Fargo & Co., GMTN
300,000	4.300		07/22/27	320,218
490,000	4.900		11/17/45	543,484
Wells Fargo & Co., Series M
750,000	3.450		02/13/23	773,841
Wells Fargo & Co., MTN
1,000,000	4.600		04/01/21	1,081,225
Wells Fargo Bank NA, MTN
1,000,000	2.150		12/06/19	1,007,783

				28,547,293

Beverages – 1.5%
Coca-Cola Co. (The)
590,000	1.550		09/01/21	583,859
Molson Coors Brewing Co.
50,000	4.200		07/15/46	49,929

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Beverages – (continued)
PepsiCo, Inc.
$600,000	3.000%	08/25/21	$624,840
1,100,000	2.750	03/05/22	1,134,745
100,000	4.875	11/01/40	117,503
330,000	3.450	10/06/46	316,608

			2,827,484

Biotechnology – 3.2%
AbbVie, Inc.
30,000	3.200	11/06/22	30,832
180,000	3.600	05/14/25	186,020
270,000	4.500	05/14/35	289,892
50,000	4.300	05/14/36	52,239
300,000	4.700	05/14/45	326,041
Amgen, Inc.
100,000	2.200	05/22/19	100,612
780,000	3.450	10/01/20	811,739
790,000	4.400	05/01/45	827,839
200,000	4.663	06/15/51	218,604
Celgene Corp.
320,000	3.550	08/15/22	336,105
250,000	5.000	08/15/45	286,838
Gilead Sciences, Inc.
200,000	3.250	09/01/22	208,596
460,000	3.650	03/01/26	483,762
240,000	4.800	04/01/44	266,686
250,000	4.750	03/01/46	279,043
710,000	4.150	03/01/47	732,304

			5,437,152

Brokerage – 0.2%
Jefferies Group LLC
250,000	4.850	01/15/27	266,096

Capital Goods – 0.0%
Caterpillar Financial Services Corp.
60,000	1.700	08/09/21	59,163

Capital Markets – 3.5%
Bank of New York Mellon Corp. (The), Series G
800,000	3.000	02/24/25	813,296
Bank of New York Mellon Corp. (The), MTN
500,000	2.600	08/17/20	509,861
20,000	2.800	05/04/26	19,897
100,000	2.450	08/17/26	96,727
40,000	3.250	05/16/27	41,025
BlackRock, Inc.
200,000	3.500	03/18/24	212,020
Morgan Stanley
550,000	4.875	11/01/22	600,386
640,000	3.950	04/23/27	653,508
556,000	6.375	07/24/42	751,230
20,000	4.300	01/27/45	20,930
30,000	4.375	01/22/47	31,943
Morgan Stanley, Series F
245,000	3.875	04/29/24	257,867
Morgan Stanley, GMTN
1,290,000	5.500	07/28/21	1,435,767
Corporate Obligations – (continued)
Capital Markets – (continued)
Morgan Stanley, GMTN – (continued)
25,000	3.700	10/23/24	26,038
Morgan Stanley, MTN
500,000	2.625	11/17/21	503,858
240,000	3.125	07/27/26	237,380
State Street Corp.
180,000	2.650	05/19/26	177,551

			6,389,284

Chemicals – 1.6%
Dow Chemical Co. (The)
650,000	8.550	05/15/19	721,426
280,000	5.250	11/15/41	320,738
160,000	4.375	11/15/42	164,867
Eastman Chemical Co.
520,000	3.600	08/15/22	541,463
LyondellBasell Industries NV
350,000	5.000	04/15/19	365,791
550,000	5.750	04/15/24	633,016
130,000	4.625	02/26/55	131,051

			2,878,352

Communications – 1.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
530,000	3.579	07/23/20	544,234
700,000	4.464	07/23/22	737,985
340,000	6.384	10/23/35	389,983
180,000	6.484	10/23/45	208,166
NBCUniversal Media LLC
175,000	5.950	04/01/41	223,050
Time Warner Cable LLC
700,000	8.250	04/01/19	766,510
120,000	7.300	07/01/38	148,488
160,000	5.875	11/15/40	172,306
330,000	4.500	09/15/42	302,533

			3,493,255

Communications Equipment – 0.5%
Cisco Systems, Inc.
85,000	1.600	02/28/19	85,149
360,000	3.625	03/04/24	386,212
260,000	5.900	02/15/39	342,616

			813,977

Consumer Cyclical – 1.6%
General Motors Financial Co., Inc.
180,000	3.150	01/15/20	183,596
870,000	3.200	07/13/20	889,681
530,000	3.450	04/10/22	540,383
250,000	4.350	01/17/27	257,217
Toyota Motor Credit Corp., MTN
1,053,000	1.700	02/19/19	1,055,333

			2,926,210

Consumer Finance – 0.4%
Capital One Financial Corp.
230,000	3.200	02/05/25	230,719

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

August 31, 2017

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Consumer Finance – (continued)
Capital One Financial Corp. – (continued)
$500,000	4.200%	10/29/25	$516,503

			747,222

Consumer Noncyclical – 1.1%
Allergan Funding SCS
200,000	3.450	03/15/22	207,283
590,000	3.800	03/15/25	616,174
750,000	4.550	03/15/35	808,323
40,000	4.750	03/15/45	43,918
Shire Acquisitions Investments Ireland DAC
270,000	2.875	09/23/23	269,143
Wyeth LLC
150,000	5.950	04/01/37	199,118

			2,143,959

Containers & Packaging – 0.2%
International Paper Co.
130,000	3.000	02/15/27	126,370
190,000	4.400	08/15/47	193,556

			319,926

Distributors – 0.9%
American Honda Finance Corp.
222,000	2.125	10/10/18	223,391
American Honda Finance Corp., GMTN
1,030,000	1.700	09/09/21	1,016,585
General Motors Financial Co., Inc.
340,000	4.200	03/01/21	357,089

			1,597,065

Diversified Financial Services – 0.1%
Berkshire Hathaway, Inc.
250,000	3.125	03/15/26	255,604

Diversified Telecommunication – 6.0%
AT&T, Inc.
510,000	2.300	03/11/19	513,375
1,170,000	5.000	03/01/21	1,269,437
30,000	2.625	12/01/22	29,786
25,000	3.800	03/01/24	25,773
340,000	3.400	08/14/24	343,197
600,000	3.400	05/15/25	598,884
30,000	4.125	02/17/26	31,144
100,000	4.250	03/01/27	103,983
550,000	3.900	08/14/27	556,904
25,000	4.500	05/15/35	24,555
300,000	5.250	03/01/37	318,205
180,000	6.550	02/15/39	216,752
320,000	5.150	03/15/42	326,814
230,000	4.800	06/15/44	224,287
150,000	4.350	06/15/45	136,731
210,000	4.750	05/15/46	202,084
90,000	5.450	03/01/47	94,943
240,000	4.500	03/09/48	223,151
230,000	4.550	03/09/49	213,382
Corporate Obligations – (continued)
Diversified Telecommunication – (continued)
AT&T, Inc. – (continued)
470,000	5.150	02/14/50	476,058
140,000	5.700	03/01/57	150,245
Verizon Communications, Inc.
1,290,000	2.946	03/15/22	1,314,342
210,000	5.150	09/15/23	234,693
150,000	4.400	11/01/34	150,742
290,000	5.250	03/16/37	313,789
530,000	4.812	03/15/39	539,532
100,000	3.850	11/01/42	87,021
70,000	4.125	08/15/46	62,365
233,000	4.862	08/21/46	232,769
110,000	5.500	03/16/47	119,547
190,000	4.522	09/15/48	178,079
350,000	5.012	04/15/49	352,949
750,000	5.012	08/21/54	738,039
290,000	4.672	03/15/55	271,710

			10,675,267

Electric – 0.1%
Exelon Generation Co. LLC
200,000	5.600	06/15/42	209,389

Electric Utilities – 1.6%
Duke Energy Corp.
250,000	3.750	04/15/24	265,362
250,000	2.650	09/01/26	242,245
90,000	3.750	09/01/46	87,543
Exelon Corp.
600,000	2.850	06/15/20	613,128
200,000	3.497	06/01/22	207,487
250,000	3.950	06/15/25	264,622
FirstEnergy Corp., Series B
1,000,000	3.900	07/15/27	1,021,541
Pacific Gas & Electric Co.
200,000	6.050	03/01/34	260,871

			2,962,799

Energy – 1.8%
ConocoPhillips Co.
400,000	4.950	03/15/26	449,413
ConocoPhillips Holding Co.
130,000	6.950	04/15/29	171,055
Devon Financing Co. LLC
150,000	7.875	09/30/31	196,828
Enterprise Products Operating LLC
220,000	3.750	02/15/25	229,316
150,000	4.850	03/15/44	160,683
220,000	5.100	02/15/45	244,992
Plains All American Pipeline LP / PAA Finance Corp.
380,000	4.650	10/15/25	396,120
Sabine Pass Liquefaction LLC
610,000	5.875	06/30/26	683,581
Williams Partners LP / ACMP Finance Corp.
680,000	4.875	03/15/24	711,237

			3,243,225

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy Equipment & Services – 0.3%
Halliburton Co.
$350,000	3.800%		11/15/25	$362,882
230,000	5.000		11/15/45	250,046
National Oilwell Varco, Inc.
50,000	3.950		12/01/42	42,491

				655,419

Equity Real Estate Investment – 1.2%
Crown Castle International Corp.
740,000	5.250		01/15/23	826,407
50,000	3.650		09/01/27	50,384
HCP, Inc.
1,270,000	4.250		11/15/23	1,362,625

				2,239,416

Food & Staples Retailing – 3.3%
Costco Wholesale Corp.
864,000	2.300		05/18/22	870,452
CVS Health Corp.
810,000	2.800		07/20/20	825,612
1,000,000	2.125		06/01/21	996,175
610,000	3.500		07/20/22	638,324
110,000	5.125		07/20/45	127,874
Walgreens Boots Alliance, Inc.
450,000	3.450		06/01/26	452,106
Wal-Mart Stores, Inc.
910,000	5.250		09/01/35	1,122,142
150,000	5.625		04/15/41	195,379
500,000	4.750		10/02/43	591,677

				5,819,741

Food and Beverage – 1.1%
Kraft Heinz Foods Co.
957,000	2.800		07/02/20	975,394
410,000	3.500		06/06/22	425,598
300,000	3.000		06/01/26	289,504
50,000	5.000		06/04/42	53,099
270,000	4.375		06/01/46	264,645

				2,008,240

Health Care Equipment & Supplies – 0.2%
Becton Dickinson and Co.
200,000	3.363		06/06/24	202,843
100,000	3.700		06/06/27	101,742
Zimmer Biomet Holdings, Inc.
30,000	3.550		04/01/25	30,564

				335,149

Health Care Providers & Services – 1.0%
Anthem, Inc.
170,000	4.625		05/15/42	186,048
130,000	4.650		08/15/44	143,072
Express Scripts Holding Co.
620,000	4.750		11/15/21	676,668
270,000	4.500		02/25/26	291,959
210,000	4.800		07/15/46	221,929
Corporate Obligations – (continued)
Health Care Providers & Services – (continued)
UnitedHealth Group, Inc.
40,000	3.750		07/15/25	42,578
230,000	4.750		07/15/45	268,731
30,000	4.200		01/15/47	32,376

				1,863,361

Healthcare – 1.2%
HCA, Inc.
730,000	3.750		03/15/19	744,600
550,000	5.250		06/15/26	591,937
80,000	5.500		06/15/47	83,000
Medtronic, Inc.
400,000	2.500		03/15/20	406,737
220,000	4.625		03/15/45	250,884
200,000	4.375		03/15/35	221,715

				2,298,873

Hotels, Restaurants & Leisure – 0.4%
McDonald’s Corp., MTN
610,000	3.700		01/30/26	642,079
25,000	4.700		12/09/35	28,089

				670,168

Household Durables – 0.1%
Newell Brands, Inc.
170,000	5.500		04/01/46	203,104

Household Products – 0.3%
Procter & Gamble Co. (The)
340,000	5.550		03/05/37	455,626

Industrial Conglomerates – 0.3%
Honeywell International, Inc.
610,000	2.500		11/01/26	593,992

Insurance – 1.7%
Berkshire Hathaway Finance Corp.
90,000	1.300		08/15/19	89,469
Chubb INA Holdings, Inc.
320,000	4.350		11/03/45	355,628
MetLife, Inc.
260,000	5.700		06/15/35	325,597
259,000	4.875		11/13/43	297,255
MetLife, Inc., Series D
1,600,000	4.368		09/15/23	1,759,455

				2,827,404

Internet & Direct Marketing Retail – 0.5%
Amazon.com, Inc.
370,000	2.800	(a)	08/22/24	375,693
130,000	4.800		12/05/34	149,303
390,000	4.050	(a)	08/22/47	402,850

				927,846

Internet Software & Services – 0.1%
eBay, Inc.
250,000	2.750		01/30/23	250,836

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

August 31, 2017

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
IT Services – 0.8%
Fidelity National Information Services, Inc.
$960,000	3.000%	08/15/26	$946,838
International Business Machines Corp.
350,000	3.375	08/01/23	366,080
35,000	4.000	06/20/42	35,561
Visa, Inc.
150,000	4.150	12/14/35	164,174

			1,512,653

Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific, Inc.
920,000	2.950	09/19/26	909,391

Machinery – 0.0%
Caterpillar, Inc.
30,000	3.900	05/27/21	32,067

Media – 3.1%
Comcast Corp.
60,000	3.600	03/01/24	63,350
960,000	3.150	03/01/26	969,480
20,000	5.650	06/15/35	24,345
270,000	4.400	08/15/35	292,091
230,000	6.500	11/15/35	303,147
25,000	6.450	03/15/37	33,130
250,000	4.650	07/15/42	273,012
190,000	4.600	08/15/45	207,104
140,000	3.400	07/15/46	127,521
Omnicom Group, Inc.
500,000	3.625	05/01/22	524,060
Time Warner, Inc.
640,000	3.600	07/15/25	647,984
670,000	3.800	02/15/27	673,310
180,000	7.700	05/01/32	252,375
50,000	6.100	07/15/40	58,281
180,000	4.850	07/15/45	182,244
Viacom, Inc.
500,000	4.375	03/15/43	426,473
Walt Disney Co. (The)
800,000	3.000	02/13/26	815,128

			5,873,035

Multi-Utilities – 0.5%
Dominion Energy, Inc.
500,000	2.579	07/01/20	505,221
310,000	3.900	10/01/25	327,417

			832,638

Oil, Gas & Consumable Fuels – 4.4%
Anadarko Petroleum Corp.
225,000	6.450	09/15/36	263,681
Apache Corp.
410,000	4.750	04/15/43	411,226
Chevron Corp.
750,000	2.566	05/16/23	759,300
180,000	2.954	05/16/26	181,813
ConocoPhillips
150,000	6.500	02/01/39	197,030
Corporate Obligations – (continued)
Oil, Gas & Consumable Fuels – (continued)
Devon Energy Corp.
290,000	3.250	05/15/22	294,759
245,000	7.950	04/15/32	323,754
160,000	5.600	07/15/41	170,765
Energy Transfer LP
600,000	4.150	10/01/20	629,184
300,000	6.125	12/15/45	329,887
200,000	5.300	04/15/47	200,322
EOG Resources, Inc.
380,000	2.625	03/15/23	382,251
Exxon Mobil Corp.
615,000	2.222	03/01/21	623,036
200,000	4.114	03/01/46	213,691
Hess Corp.
410,000	4.300	04/01/27	401,883
Kinder Morgan Energy Partners LP
600,000	3.500	03/01/21	615,866
Kinder Morgan, Inc.
200,000	5.550	06/01/45	212,702
Marathon Oil Corp.
250,000	2.800	11/01/22	244,707
MPLX LP
420,000	5.200	03/01/47	434,207
Occidental Petroleum Corp.
230,000	3.400	04/15/26	235,748
180,000	4.625	06/15/45	196,997
80,000	4.100	02/15/47	81,679
Phillips 66
100,000	5.875	05/01/42	122,151
Williams Partners LP
350,000	3.600	03/15/22	361,040

			7,887,679

Pharmaceuticals – 1.6%
Eli Lilly & Co.
360,000	3.950	05/15/47	380,587
Merck & Co., Inc.
200,000	3.700	02/10/45	203,174
Mylan NV
40,000	5.250	06/15/46	43,186
Pfizer, Inc.
585,000	2.100	05/15/19	590,938
400,000	2.200	12/15/21	404,540
950,000	2.750	06/03/26	948,349
150,000	7.200	03/15/39	226,167
330,000	4.125	12/15/46	354,109

			3,151,050

Semiconductors & Semiconductor – 2.2%
Applied Materials, Inc.
520,000	3.300	04/01/27	534,755
460,000	4.350	04/01/47	496,272
Intel Corp.
1,320,000	2.450	07/29/20	1,343,938
100,000	3.300	10/01/21	105,128
830,000	3.700	07/29/25	885,784
75,000	4.250	12/15/42	80,852

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Semiconductors & Semiconductor – (continued)
QUALCOMM, Inc.
$200,000	1.850%	05/20/19	$200,821
290,000	4.650	05/20/35	321,610

			3,969,160

Software – 4.3%
Microsoft Corp.
570,000	1.850	02/12/20	573,427
540,000	2.000	11/03/20	544,841
240,000	2.400	02/06/22	244,069
585,000	2.650	11/03/22	599,291
40,000	2.875	02/06/24	41,166
360,000	3.300	02/06/27	374,358
380,000	3.450	08/08/36	382,187
240,000	5.200	06/01/39	296,778
300,000	4.450	11/03/45	339,232
310,000	3.700	08/08/46	310,632
300,000	4.000	02/12/55	307,770
Microsoft Corp., Series 30Y
260,000	4.250	02/06/47	287,068
Oracle Corp.
390,000	2.375	01/15/19	394,465
443,000	3.875	07/15/20	470,026
1,550,000	2.800	07/08/21	1,601,571
210,000	2.950	05/15/25	213,514
350,000	3.850	07/15/36	363,680
60,000	6.125	07/08/39	80,320
150,000	5.375	07/15/40	184,731
50,000	4.125	05/15/45	52,298
180,000	4.000	07/15/46	184,884

			7,846,308

Specialty Retail – 1.0%
Home Depot, Inc. (The)
303,000	2.000	06/15/19	305,404
550,000	2.000	04/01/21	552,799
330,000	2.700	04/01/23	335,442
45,000	3.000	04/01/26	45,794
250,000	4.400	03/15/45	274,638
300,000	4.250	04/01/46	325,144

			1,839,221

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.
381,000	2.250	02/23/21	385,233
850,000	1.550	08/04/21	838,615
20,000	2.150	02/09/22	20,074
30,000	2.700	05/13/22	30,783
30,000	3.000	02/09/24	30,872
475,000	2.850	05/11/24	483,481
740,000	3.000	06/20/27	744,850
230,000	4.500	02/23/36	262,322
470,000	3.850	05/04/43	479,766
290,000	4.375	05/13/45	316,120
40,000	4.650	02/23/46	45,554
Hewlett Packard Enterprise Co.
670,000	3.600	10/15/20	695,678
Corporate Obligations – (continued)
Technology Hardware, Storage & Peripherals – (continued)
Hewlett Packard Enterprise Co. – (continued)
250,000	4.900	10/15/25	265,846
20,000	6.350	10/15/45	21,288
HP, Inc.
70,000	6.000	09/15/41	74,554

			4,695,036

Tobacco – 0.8%
Altria Group, Inc.
620,000	9.250	08/06/19	705,551
391,000	3.875	09/16/46	380,793
Philip Morris International, Inc.
200,000	1.875	02/25/21	197,695
20,000	2.750	02/25/26	19,721
200,000	4.125	03/04/43	204,028

			1,507,788

Transportation – 0.4%
Burlington Northern Santa Fe LLC
470,000	4.900	04/01/44	545,746
200,000	4.125	06/15/47	210,824

			756,570

TOTAL CORPORATE OBLIGATIONS
(Cost $142,212,965)			$142,647,210

Foreign Corporate Debt – 19.9%
Banks – 10.8%
Australia & New Zealand Banking Group Ltd., MTN (Australia)
$640,000	2.300%	06/01/21	$642,574
Banco Santander SA (Spain)
400,000	4.250	04/11/27	418,376
Bank of Nova Scotia (The) (Canada)
600,000	2.050	10/30/18	603,168
500,000	1.950	01/15/19	502,579
700,000	1.650	06/14/19	700,797
500,000	2.350	10/21/20	504,597
Barclays PLC (United Kingdom)
140,000	3.200	08/10/21	142,948
475,000	4.375	09/11/24	487,635
750,000	3.650	03/16/25	757,027
250,000	4.337	01/10/28	261,227
210,000	4.836	05/09/28	218,681
BNP Paribas SA (France)
620,000	5.000	01/15/21	677,531
Credit Suisse AG (Switzerland)
920,000	5.300	08/13/19	979,082
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
1,050,000	3.800	09/15/22	1,098,298
Deutsche Bank AG (Germany)
620,000	2.700	07/13/20	624,501
HSBC Holdings PLC (United Kingdom)
200,000	2.950	05/25/21	204,304
900,000	2.650	01/05/22	906,160
300,000	4.300	03/08/26	324,004

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

August 31, 2017

Principal Amount	Interest Rate		Maturity Date	Value
Foreign Corporate Debt – (continued)
Banks – (continued)
HSBC Holdings PLC (United Kingdom) – (continued)
$200,000	4.375%		11/23/26	$210,654
1,280,000	6.500		09/15/37	1,683,363
ING Groep NV (Netherlands)
1,370,000	3.950		03/29/27	1,437,088
Lloyds Banking Group PLC (United Kingdom)
1,120,000	3.000		01/11/22	1,134,505
400,000	4.500		11/04/24	422,603
365,000	4.650		03/24/26	387,812
Royal Bank of Canada (Canada)
150,000	2.000		12/10/18	151,028
Royal Bank of Canada, GMTN (Canada)
660,000	2.150		03/15/19	666,651
500,000	2.150		03/06/20	503,777
Royal Bank of Canada, MTN (Canada)
335,000	2.350		10/30/20	338,278
Santander UK Group Holdings PLC (United Kingdom)
445,000	2.875		08/05/21	449,158
Sumitomo Mitsui Financial Group, Inc. (Japan)
840,000	2.934		03/09/21	859,224
Toronto-Dominion Bank (The) (Canada)
60,000	1.800		07/13/21	59,590
Toronto-Dominion Bank (The), GMTN (Canada)
625,000	2.500		12/14/20	636,489
Westpac Banking Corp. (Australia)
232,000	2.150		03/06/20	233,639
120,000	2.700		08/19/26	117,633

				19,344,981

Consumer Noncyclical – 1.3%
BAT Capital Corp. (United Kingdom)
640,000	3.222	(a)	08/15/24	646,144
GlaxoSmithKline Capital, Inc. (United Kingdom)
180,000	6.375		05/15/38	247,725
Novartis Capital Corp. (Switzerland)
450,000	2.400		05/17/22	454,353
220,000	4.400		05/06/44	248,652
Novartis Securities Investment Ltd. (Switzerland)
650,000	5.125		02/10/19	682,023

				2,278,897

Energy – 2.0%
BP Capital Markets PLC (United Kingdom)
200,000	2.237		05/10/19	201,586
580,000	3.561		11/01/21	612,527
20,000	2.500		11/06/22	20,027
20,000	3.535		11/04/24	21,084
230,000	3.588		04/14/27	238,688
1,040,000	3.723		11/28/28	1,088,207
Shell International Finance BV (Netherlands)
200,000	1.375		09/12/19	199,112
750,000	1.750		09/12/21	742,383
170,000	6.375		12/15/38	231,806
190,000	4.375		05/11/45	203,688
240,000	4.000		05/10/46	243,916

				3,803,024

Foreign Corporate Debt – (continued)
Financial Co. – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Netherlands)
350,000	5.000		10/01/21	379,094

Food and Beverage – 2.1%
Anheuser-Busch InBev Finance, Inc. (Belgium)
1,600,000	1.900		02/01/19	1,605,858
600,000	3.650		02/01/26	626,169
530,000	4.700		02/01/36	589,861
740,000	4.900		02/01/46	848,522

				3,670,410

Metals & Mining – 0.2%
Barrick North America Finance LLC (Canada)
200,000	5.750		05/01/43	249,493
Southern Copper Corp. (Peru)
100,000	7.500		07/27/35	129,483
140,000	5.875		04/23/45	158,956

				537,932

Mining – 0.6%
Rio Tinto Finance USA Ltd. (United Kingdom)
25,000	7.125		07/15/28	33,810
Vale Overseas Ltd. (Brazil)
100,000	5.625		09/15/19	108,000
690,000	5.875		06/10/21	764,175
180,000	6.250		08/10/26	204,525

				1,110,510

Oil Company-Exploration & Production – 0.2%
Nexen Energy ULC (China)
250,000	6.400		05/15/37	327,576

Oil, Gas & Consumable Fuels – 1.2%
Cenovus Energy, Inc. (Canada)
200,000	4.250	(a)	04/15/27	193,440
150,000	6.750		11/15/39	161,250
Ecopetrol SA (Colombia)
320,000	5.875		09/18/23	357,200
350,000	5.375		06/26/26	373,844
Enbridge, Inc. (Canada)
150,000	4.250		12/01/26	158,598
50,000	5.500		12/01/46	58,176
Suncor Energy, Inc. (Canada)
370,000	3.600		12/01/24	382,554
190,000	6.500		06/15/38	248,598
TransCanada PipeLines Ltd. (Canada)
180,000	7.625		01/15/39	267,368

				2,201,028

Pharmaceuticals – 0.0%
AstraZeneca PLC (United Kingdom)
60,000	3.125		06/12/27	60,037

Tobacco – 0.1%
Reynolds American, Inc. (United Kingdom)
220,000	5.850		08/15/45	267,428

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Wireless Telecommunication Services – 0.2%
America Movil SAB de CV (Mexico)
$200,000	3.125%	07/16/22	$207,247
150,000	6.125	03/30/40	187,285

			394,532

Wirelines – 1.0%
Deutsche Telekom International Finance BV (Germany)
190,000	8.750	06/15/30	281,769
Telefonica Emisiones SAU (Spain)
1,000,000	5.134	04/27/20	1,079,301
230,000	5.213	03/08/47	256,655

			1,617,725

TOTAL FOREIGN CORPORATE DEBT
(Cost $35,815,966)			$35,993,174

Principal Amount	Interest Rate	Value
Investment Company – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
183,870	0.93%	$183,870
(Cost $183,870)

TOTAL INVESTMENTS – 98.8%
(Cost $178,212,801)		$178,824,254

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		2,172,503

NET ASSETS – 100.0%		$180,996,757

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,456,020, which represents approximately 1.4% of net assets as of August 31, 2017.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	—Global Medium Term Note
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Statement of Assets and Liabilities

August 31, 2017

Access Investment Grade Corporate Bond ETF
Assets:
Investments at value (cost $178,028,931)	$178,640,384
Investments in Affiliated Underlying Funds, at value (cost $183,870)	183,870
Cash	658,955
Receivables:
Fund shares sold	22,586,508
Investments sold	20,105,492
Interest	2,012,028
Reimbursement from advisor	379
Total assets	224,187,616

Liabilities:
Payables:
Investments purchased	23,057,859
Fund shares redeemed	20,118,318
Management fees	14,682
Total liabilities	43,190,859

Net Assets:
Paid-in capital	180,121,705
Undistributed net investment income	265,719
Accumulated net realized loss	(2,120)
Net unrealized gain	611,453
NET ASSETS	$180,996,757
SHARES ISSUED AND OUTSTANDING
Shares outstanding no par value (unlimited shares authorized):	3,600,000
Net asset value per share:	$50.28

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Statement of Operations

For the period ended August 31, 2017(a)

Access Investment Grade Corporate Bond ETF
Investment income:
Interest	$519,419
Dividends from Affiliated Underlying Funds	6,285
Total investment income	525,704

Expenses:
Management fees	23,207
Trustee fees	3,218
Total expenses	26,425
Less — expense reductions	(1,301)
Net expenses	25,124
NET INVESTMENT INCOME	500,580

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments unaffiliated	(2,120)
In-kind redemptions	47,886
Net unrealized gain on:
Investments unaffiliated	611,453
Net realized and unrealized gain	657,219
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,157,799

(a)	For the period June 6, 2017 (commencement of operations) through August 31, 2017.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Statement of Changes in Net Assets

For the period ended August 31, 2017(a)

Access Investment Grade Corporate Bond ETF
From operations:
Net investment income	$500,580
Net realized gain	45,766
Net unrealized gain	611,453
Net increase in net assets resulting from operations	1,157,799

Distributions to shareholders:
From net investment income	(234,861)
Total distributions to shareholders	(234,861)

From share transactions:
Proceeds from sales of shares	200,212,160
Cost of shares redeemed	(20,138,341)
Net increase in net assets resulting from share transactions	180,073,819
TOTAL INCREASE	180,996,757

Net assets:
Beginning of period	$—
End of period	$180,996,757
Undistributed net investment income	$265,719

(a)	For the period June 6, 2017 (commencement of operations) through August 31, 2017.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout the Period*

	Access Investment Grade Corporate Bond ETF*
Per Share Operating Performance:
Net asset value, beginning of period	$49.90
Net investment income(a)	0.32
Net realized and unrealized loss	0.27
Total gain from investment operations	0.59
Distributions to shareholders from net investment income	(0.21)
Net asset value, end of period	$50.28
Market price, end of period	$50.24
Total Return at Net Asset Value(b)	1.19%
Net assets, end of period (in 000’s)	$180,997
Ratio of net expenses to average net assets	0.13	%(c)
Ratio of total expenses to average net assets	0.14	%(c)
Ratio of net investment income to average net assets	2.65	%(c)
Portfolio turnover rate(d)	0	%(e)

*	For the period June 6, 2017 (commencement of operations) to August 31, 2017.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(e)	Less than 0.5%

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements

August 31, 2017

1. ORGANIZATION

Goldman Sachs Access Investment Grade Corporate Bond ETF (the “Fund”) is a series of the Goldman Sachs ETF Trust (the “Trust”) which is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009.

The investment objective of the Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of the Citi Goldman Sachs Investment Grade Corporate Bond Index (the “Index”).

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.) (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. The Fund is an exchange-traded fund (“ETF”). Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems shares at its respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are generally issued for cash and redeemed principally in-kind for a basket of securities and a cash amount. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

20

GOLDMAN SACHS ETF TRUST

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Access Investment Grade Corporate Bond ETF	Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Fund is maintained in U.S.

dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

21

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share Class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. At August 31, 2017 the Fund did not hold level 3 securities.

22

GOLDMAN SACHS ETF TRUST

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of August 31, 2017:

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$142,647,210	$—
Foreign Corporate Debt	—	35,993,174	—
Investment Company	183,870	—	—
Total	$183,870	$178,640,384	$—

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

The Fund operates under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Fund directly pays fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

For the fiscal year ended August 31, 2017, contractual and effective net unitary management fees with GSAM were at the following rates:

Contractual Unitary Management Fee	Effective Net Unitary Management Fee*
0.14%	0.13%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers of affiliated underlying funds.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to any of the affiliated Underlying Funds in which the Fund invests. For the fiscal year ended August 31, 2017, GSAM waived $1,301 of the Fund’s management fee.

B.  Distribution and Service (12b-1) Plans — The Trust, on behalf of the Fund, has adopted a Distribution and Service Plan (the “Plan”), subject to Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay distribution fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees.

23

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. The following table provides information about the Fund’s investment in the Goldman Sachs Financial Square Government Fund for the fiscal year ended August 31, 2017:

Fund	Beginning value as of August 31, 2016	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2017	Shares as of August 31, 2017	Dividend Income
Access Investment Grade Corporate Bond ETF*	$—	$161,754,759	$161,570,889	$183,870	183,870	$6,285

*	Commencement of operations, June 6, 2017.

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Fund only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Fund may only be directly purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statement of Changes in Net Assets.

Share activity for the period ended August 31, 2017 is as follows:

	Access Investment Grade Corporate Bond ETF

	Shares	Dollars

Fund Share Activity (a)
Shares Sold	4,000,001	$200,195,265
Shares Redeemed	(400,001)	(20,110,802)
NET INCREASE IN SHARES	3,600,000	$180,084,463

(a)	For the period June 6, 2017 (commencement of operations) through August 31, 2017

24

GOLDMAN SACHS ETF TRUST

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long term securities for the fiscal year ended August 31, 2017, were as follows:

Fund	Purchases	Sales
Access Investment Grade Corporate Bond ETF	$198,438,926	$200,700

The proceeds from in-kind creation and redemption transactions for the fiscal year ended August 31, 2017, were as follows:

Fund	Purchases	Sales
Access Investment Grade Corporate Bond ETF	$—	$20,105,493

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2017 was as follows:

Access Investment Grade Corporate Bond ETF
Distributions paid from:
Ordinary Income*	$234,861
Total taxable distributions	$234,861

As of August 31, 2017, the components of accumulated earnings (losses) on a tax-basis were as follows:

Access Investment Grade Corporate Bond ETF
Undistributed ordinary income — net	$265,719
Total undistributed earnings	$265,719
Capital loss carryforwards:
Perpetual Short Term	$(2,120)
Unrealized gains (losses) — net	$611,453
Total accumulated earnings (losses) net	$875,052

25

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

7. TAX INFORMATION (continued)

As of August 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Access Investment Grade Corporate Bond ETF
Tax Cost	$178,212,801
Gross unrealized gain	773,672
Gross unrealized loss	(162,219)
Net unrealized gains (losses) on securities	$611,453

There is no difference between GAAP-basis and tax-basis unrealized gains (losses) for the fiscal year ended August 31, 2017.

In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from Redemptions In-Kind.

Fund	Paid-in Capital	Accumulated Net Realized Gain (Loss)
Access Investment Grade Corporate Bond ETF	$47,886	$(47,886)

GSAM has reviewed the Fund’s tax positions for all open tax years (the current year) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s portfolio’s risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

26

GOLDMAN SACHS ETF TRUST

8. OTHER RISKS (continued)

Index Risk — FTSE Fixed Income LLC (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. The Index is new and has a limited performance history. Errors in index data, index computation or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

27

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

8. OTHER RISKS (continued)

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

28

GOLDMAN SACHS ETF TRUST

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

29

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of

Goldman Sachs ETF Trust and Shareholders of the Goldman Sachs Access Investment Grade Corporate Bond ETF:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Goldman Sachs Access Investment Grade Corporate Bond ETF (the “Fund”), a fund of the Goldman Sachs ETF Trust, as of August 31, 2017, and the results of its operations, the changes in its net assets and the financial highlights for the period June 6, 2017 (commencement of operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian, brokers, transfer agent of the underlying funds and the application of alternative auditing procedures where securities purchased confirmations had not been received, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2017

30

GOLDMAN SACHS ETF TRUST

Fund Expenses — For the Period Ended 8/31/2017 (Unaudited)

As a shareholder you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period from June 6, 2017 (commencement of operations) and held for the entire period ended August 31, 2017, which represents a period of 87 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Access Investment Grade Corporate Bond ETF(a)
	Beginning Account Value 6/6/17	Ending Account Value 8/31/2017		Expenses Paid*
Actual based on NAV	$1,000	$1,011.90		$0.31
Hypothetical 5% return	$1,000	$1,011.61	+	$0.31

*	Expenses for the Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended August 31, 2017. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year.
The annualized net expense ratio for the period is as follows:

Fund
Access Investment Grade Corporate Bond ETF	0.13%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

(a)	The Fund commenced operations on June 6, 2017.

31

GOLDMAN SACHS ETF TRUST

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Access Investment Grade Corporate Bond ETF (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on June 6, 2017. At a meeting held on May 15-16, 2017 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees present who are not parties to the Trust’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”).

At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fees and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); the Investment Adviser’s proposal to limit certain expenses of the Fund that exceed a specified level; potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and the other, non-advisory services that would be provided to the Fund by the Investment Adviser. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund would operate as a passively-managed ETF that seeks to track an index developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the the Investment Adviser who would be providing services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing portfolios that invest in fixed income securities. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and other resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to ETFs and has extensive experience managing other types of registered investment companies.

Costs of Services to be Provided and Profitability

The Trustees considered the unitary fee rate payable by the Fund under the Management Agreement. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which include both advisory and administrative services directed to the needs and operations of the Fund as an ETF. The Trustees considered that the Fund would pay a single fee to the Investment Adviser and the Investment Adviser would then pay all of the Fund’s ordinary operating expenses, including transfer agency, custody, administration, legal, and audit fees. They noted that license fees would be payable by the Investment Adviser to Citigroup Index LLC for the use of the index. They compared the Fund’s management fee and projected expense ratio to similar information for comparable ETFs advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Fund’s expense ratios were prepared by a third-party provider of mutual fund and ETF data (the “Outside Data Provider”). The Trustees concluded that this information was useful in evaluating the reasonableness of the fees to be paid by the Fund. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

The Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Fund will not have fee breakpoints. They considered the Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the Fund’s peer group.

32

GOLDMAN SACHS ETF TRUST

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (d) the possibility that the working relationship between the Investment Adviser and the Fund’s third party service providers may cause those service providers to be open to doing business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Fund and Their Shareholders

The Trustees also noted that the Fund receives (or is expected to receive) certain potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; and (c) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement for the Fund, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by the Fund was reasonable. The Trustees concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved for a two-year period.

33

GOLDMAN SACHS ETF TRUST

Trustees and Officers (Unaudited)

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Caroline Dorsa Age: 58	Trustee	Since 2016

Ms. Dorsa is retired. She was formerly Executive Vice President and Chief Financial Officer, Public Service Enterprise Group, Inc. (a generation and energy services company) (2009-2015); Senior Vice President, Merck & Co, Inc. (a pharmaceutical company) (2008-2009 and 1987-2007); Senior Vice President and Chief Financial Officer, Gilead Sciences, Inc. (a pharmaceutical company) (2007-2008); and Senior Vice President and Chief Financial Officer, Avaya, Inc. (a technology company) (2007).

Trustee — Goldman Sachs ETF Trust; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

				21	Biogen Inc. (a biotechnology company); Intellia Therapeutics Inc. (a gene-editing company); Illumina, Inc. (a life sciences company)
Linda A. Lang Age: 59	Trustee	Since 2016

Ms. Lang is retired. She is Chair of the Board of Directors, (2016-Present); and Member of the Board of Directors, WD-40 Company (2004-Present); and was formerly Chairman and Chief Executive Officer (2005-2014); and Director, President and Chief Operating Officer, Jack in the Box, Inc. (a restaurant company) (2003-2005). Previously, Ms. Lang served as an Advisory Board Member of Goldman Sachs MLP Income Opportunities Fund and Goldman Sachs MLP and Energy Renaissance Fund (February 2016-March 2016).

Trustee — Goldman Sachs ETF Trust; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

				21	WD-40 Company (a global consumer products company)
Michael Latham Age: 51	Trustee	Since 2015	Mr. Latham is retired. Formerly, he held senior management positions with the iShares exchange-traded fund business, including Chairman (2011-2014); Global Head (2010-2011); U.S. Head (2007-2010); and Chief Operating Officer (2003-2007). Trustee — Goldman Sachs ETF Trust; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.	21	None
Lawrence W. Stranghoener Age: 63	Chairman of the Board of Trustees	Trustee Since 2015; Chairman Since 2017	Mr. Stranghoener is retired. He is Chairman of the Board of Directors, Kennametal, Inc. (2003-Present); Director, Aleris Corporation and Aleris International, Inc. (a producer of aluminum rolled products) (2011-Present); and was formerly Interim Chief Executive Officer (2014); and Executive Vice President and Chief Financial Officer (2004-2014), Mosaic Company (a fertilizer manufacturing company). Chairman of the Board of Trustees — Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; and Goldman Sachs ETF Trust.	21	Kennametal Inc. (a global manufacturer and distributor of tooling and industrial materials)

34

GOLDMAN SACHS ETF TRUST

Trustees and Officers (Unaudited) (continued)

Interested Trustee*

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
James A. McNamara Age: 54	Trustee and President	Since 2014	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President and Trustee — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.	142	None

*	This person is considered to be an “Interested Trustee” because he holds a position with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. The Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Caroline L. Kraus. Information is provided as of August 31, 2017.
[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns, retires or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; or (c) the termination of the Trust.
[3]	The Goldman Sachs Fund Complex includes certain other companies listed above for each respective Trustee. As of August 31, 2017, Goldman Sachs ETF Trust consisted of 19 portfolios (eight of which offered shares to the public); Goldman Sachs Trust consisted of 90 portfolios (88 of which offered shares to the public); Goldman Sachs Variable Insurance Trust consisted of 14 portfolios; Goldman Sachs Trust II consisted of 17 portfolios (16 of which offered shares to the public); and Goldman Sachs MLP Income Opportunities Fund and Goldman Sachs MLP and Energy Renaissance Fund each consisted of one portfolio.
[4]	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Fund’s Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-526-7384.

35

GOLDMAN SACHS ETF TRUST

Trustees and Officers (Unaudited) (continued)

Officers of the Trust*

Name, Address and Age[1]	Positions Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
James A. McNamara 200 West Street New York, NY 10282 Age: 54	Trustee and President	Since 2014

Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President and Trustee — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

Caroline L. Kraus 200 West Street New York, NY 10282 Age: 40	Secretary	Since 2014

Managing Director, Goldman Sachs (January 2016- Present); Vice President, Goldman Sachs (August 2006-December 2015); Associate General Counsel, Goldman Sachs (2012- Present); Assistant General Counsel, Goldman Sachs (August 2006-December 2011); and Associate, Weil, Gotshal & Manges, LLP (2002-2006).

Secretary — Goldman Sachs ETF Trust; Goldman Sachs Trust (previously Assistant Secretary (2012)); Goldman Sachs Variable Insurance Trust (previously Assistant Secretary (2012)); Goldman Sachs Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

Scott M. McHugh 200 West Street New York, NY 10282 Age: 45	Treasurer, Senior Vice President and Principal Financial Officer	Since 2014

Managing Director, Goldman Sachs (January 2016-Present); Vice President, Goldman Sachs (February 2007-December 2015); Assistant Treasurer of certain mutual funds administered by DWS Scudder (2005-2007); and Director (2005-2007), Vice President (2000-2005), and Assistant Vice President (1998-2000), Deutsche Asset Management or its predecessor (1998-2007).

Treasurer, Senior Vice President and Principal Financial Officer — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

Joseph F. DiMaria 30 Hudson Street Jersey City, NJ 07302 Age: 49	Assistant Treasurer and Principal Accounting Officer	Since 2017

Managing Director, Goldman Sachs (November 2015-Present) and Vice President — Mutual Fund Administration, Columbia Management Investment Advisers, LLC (May 2010-October 2015).

Assistant Treasurer and Principal Accounting Officer — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Fund’s Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-621-2550.
[1]	Information is provided as of August 31, 2017.
[2]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

36

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.21 trillion in assets under supervision as of June 30, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC. subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs TreasuryAccess 0-1 Year ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access High Yield Corporate Bond ETF

INDEX DISCLAIMERS

The Citi Goldman Sachs Investment Grade Corporate Bond Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Citi Goldman Sachs Investment Grade Corporate Bond Index or the ability of the Citi Goldman Sachs Investment Grade Corporate Bond Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Citi Goldman Sachs Investment Grade Corporate Bond Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Citi Goldman Sachs Investment Grade Corporate Bond Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund.

FTSE DOES NOT GUARANTEE THE ACCURACY OR COMPLETENESS OF THE CITI GOLDMAN SACHS INVESTMENT GRADE CORPORATE BOND INDEX OR ANY DATA INCLUDED THEREIN, OR OF ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO, AND FTSE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. FTSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OR PROSPECTIVE OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CITI GOLDMAN SACHS INVESTMENT GRADE CORPORATE BOND INDEX OR ANY DATA INCLUDED THEREIN. FTSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CITI GOLDMAN SACHS INVESTMENT GRADE CORPORATE BOND INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FTSE HAVE ANY LIABILITY FOR ANY DIRECT, SPECIAL, PUNITIVE, INDIRECT, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Data and information contained herein regarding the Index is proprietary to FTSE or its licensors, and reproduction of such data and information is prohibited except with the prior written permission of FTSE. CITI is a trademark and service mark of Citigroup Inc. or its affiliates, is used and registered throughout the world, and is used under license for certain purposes by GSAM. The CITI mark is used under license by FTSE. USBIG is a registered service mark of Citigroup Global Markets Inc.

The ActiveBeta® Indices are trademarks of Goldman Sachs Asset Management, L.P. and have been licensed for use by Goldman Sachs ETF Trust.

TRUSTEES Lawrence W. Stranghoener, Chairman Caroline Dorsa Linda A. Lang Michael Latham James A. McNamara

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and
Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer and Principal
Accounting Officer

Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
ALPS DISTRIBUTORS, INC. Distributor

Visit our Website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Fund’s Form N-Qs are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of August 31, 2017 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns.

The Fund is recently or newly organized and has limited operating history.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

THIS MATERIAL IS FOR INFORMATIONAL PURPOSES ONLY AND IS PROVIDED SOLELY ON THE BASIS THAT IT WILL NOT CONSTITUTE INVESTMENT OR OTHER ADVICE OR A RECOMMENDATION RELATING TO ANY PERSON’S OR PLAN’S INVESTMENT OR OTHER DECISIONS, AND GOLDMAN SACHS IS NOT A FIDUCIARY OR ADVISOR WITH RESPECT TO ANY PERSON OR PLAN BY REASON OF PROVIDING THE MATERIAL OR CONTENT HEREIN INCLUDING UNDER THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 OR DEPARTMENT OF LABOR REGULATIONS. PLAN SPONSORS AND OTHER FIDUCIARIES SHOULD CONSIDER THEIR OWN CIRCUMSTANCES IN ASSESSING ANY POTENTIAL COURSE OF ACTION.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

©2017 Goldman Sachs. All rights reserved. 107200-TMPL-10/2017-629368 AIGCPBNDETFAR-17/GST523/312

Goldman Sachs Funds

Annual Report	August 31, 2017

Goldman Sachs ActiveBeta® ETFs
ActiveBeta® Emerging Markets Equity ETF
ActiveBeta® Europe Equity ETF
ActiveBeta® International Equity ETF
ActiveBeta® Japan Equity ETF
ActiveBeta® U.S. Large Cap Equity ETF
ActiveBeta® U.S. Small Cap Equity ETF

ActiveBeta is a registered trademark of GSAM.

Goldman Sachs ActiveBeta® ETFs

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

INVESTMENT PROCESS

Goldman Sachs ActiveBeta® ETFs

Principal Investment Strategies

The investment objective of each of the ActiveBeta® Emerging Markets Equity ETF, ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Japan Equity ETF, ActiveBeta® U.S. Large Cap Equity ETF and ActiveBeta® U.S. Small Cap Equity ETF (each, a “Fund”), is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of its respective underlying index (each, an “Index”).

Each Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index.

Each Index is designed to deliver exposure to equity securities within its applicable universe of issuers. Each Index is constructed using the patented ActiveBeta® Portfolio Construction Methodology, which was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns. These factors include value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). Given each Fund’s investment objective of attempting to track its Index, each Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

Goldman Sachs Asset Management, L.P. (the “Index Provider”) constructs each Index in accordance with a rules-based methodology that involves two steps.

Step 1

In the first step, individual factor subindexes for value, momentum, quality and low volatility (the “ActiveBeta® Factor Subindexes”) are created from the constituents of the applicable Reference Index, a market capitalization-weighted index. To construct each ActiveBeta® Factor Subindex, all constituents in the applicable Reference Index are assigned a “factor score” based on certain specified measurements (for example, in the case of the value factor, the factor score is based on a composite of book value-to-price, sales-to-price and free cash flow-to-price). Securities with a factor score that is above a fixed “Cut-off Score” receive an overweight in the applicable ActiveBeta® Factor Subindex relative to the applicable Reference Index and securities with a factor score that is below the Cut-off Score receive an underweight in the ActiveBeta® Factor Subindex relative to the applicable Reference Index. Accordingly, the magnitude of overweight or underweight that a security receives in constructing the applicable ActiveBeta® Factor Subindex is determined by its attractiveness when evaluated based on the relevant factor. Each Index only includes long positions (i.e., short positions are impermissible), so the smallest weight for any given security is zero.

Step 2

The ActiveBeta® Factor Subindexes are combined in equal weights to form each Index.

Each Index is rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the applicable Reference Index. The rules-based process used to construct each

INVESTMENT PROCESS

Index incorporates the ActiveBeta® Turnover Minimization Technique, which seeks to reduce turnover within each Index.

* * *

At the end of each Fund’s Reporting Period, we continued to believe in the existence and persistence of certain equity common factors. We further believed that in capturing common factors, investment efficiency (risk-adjusted returns) can be improved by enhancing the informational efficiency and diversification of individual common factor portfolios. Additionally, we advocate the pursuit of factor diversification strategies, which combine individual common factor portfolios, as such strategies tend to dominate individual factors. A passive capture of informationally-efficient and diversified common factor strategies potentially delivers attractive after-cost information ratios.

PORTFOLIO RESULTS

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Investment Objective

The Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the 12-month period ended August 31, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 22.49% based on net asset value (“NAV”) and 22.61% based on market price. The Index returned 22.77%, and the MSCI Emerging Markets Index (net, unhedged, USD) (“MSCI Emerging Markets Index”), a market-cap based index against which the performance of the Fund is measured, and the reference index for the Index, returned 24.53% during the same period.

The Fund had an NAV of $28.03 per share on August 31, 2016 and ended the Reporting Period with an NAV of $33.73 per share. The Fund’s market price on August 31, 2017 was $33.74 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is constructed using a rules-based methodology that was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns, and its performance is compared to that of the MSCI Emerging Markets Index. Because the Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index, the discussion below compared the performance of the Fund to that of the MSCI Emerging Markets Index. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the MSCI Emerging Markets Index, and overweights and underweights relative to the MSCI Emerging Markets Index discussed below resulted from the Fund’s replication of the Index rather than a decision to overweight or underweight a particular sector, country or stock.

The Fund posted solid double-digit absolute gains but underperformed the MSCI Emerging Markets Index during the Reporting Period, as measured by NAV. Amongst underlying factors, Low Volatility and Quality detracted from relative results, while Momentum and Value contributed positively during the Reporting Period. Low Volatility is a relatively low degree of fluctuation in a company’s share price over time. Quality refers to sustainable profitability over time. Momentum is whether a company’s share price is trending up or down. Value refers to how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow.

Q	Which sectors and countries contributed most positively to the Fund’s relative performance during the Reporting Period, and which detracted most?

A	Index constituents in the consumer staples, information technology and telecommunication services sectors detracted most from the Fund’s results relative to the MSCI Emerging

PORTFOLIO RESULTS

Markets Index during the Reporting Period. Partially offsetting these detractors were Index constituents in the consumer discretionary, energy and industrials sectors, which contributed most positively to the Fund’s results relative to the MSCI Emerging Markets Index.

From a country perspective, Index constituents in South Korea, Taiwan and Brazil detracted the most from the Fund’s results relative to the MSCI Emerging Markets Index during the Reporting Period. Conversely, Index constituents in Poland, Qatar and India contributed most positively to the Fund’s results relative to the MSCI Emerging Markets Index.

Q	Which individual positions detracted from the Fund’s results during the Reporting Period?

A	Relative to the MSCI Emerging Markets Index, underweight positions in Brazilian materials company Vale and China-based Internet content and e-commerce services provider Alibaba Group Holding and an overweight position in South Korean consumer staples company Amorepacific detracted most (0.35%, 3.43% and 0.25% of Fund net assets as of August 31, 2017, respectively). Vale and Alibaba Group Holding each generated a robust double-digit gain during the Reporting Period, while Amorepacific posted a double-digit decline during the Reporting Period.

Q	Which individual stock positions contributed the most to the Fund’s relative returns during the Reporting Period?

A	Relative to the MSCI Emerging Markets Index, overweight positions in Chinese consumer discretionary firm Geely Automobile Holdings and Chinese K-12 after-school tutoring services provider TAL Education Group and having no exposure to India-based bank Axis Bank contributed most positively (0.42%, 0.06% and 0.00%[1] of Fund net assets as of August 31, 2017, respectively). Geely Automobile Holdings and TAL Education Group each posted a robust triple-digit gain during the Reporting Period, while Axis Bank posted a flat return during the Reporting Period.

[1]	Some weights are 0.00% at August 31, 2017 because those positions were taken out during the most recent rebalance given the Index construction methodology.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund does not employ derivatives as a source of alpha generation, however, during the Reporting Period futures contracts were used to equitize cash.

Q	What was the Fund’s sector positioning relative to the Index and the reference index at the end of the Reporting Period?[2]

Sector Name	Fund[3]	GS ActiveBeta® Index	MSCI Emerging Markets Index
Information	25.42%	24.54%	26.87%
Technology
Financials	22.31	22.76	23.90
Consumer Staples	10.89	11.20	6.56
Consumer	10.48	10.50	10.22
Discretionary
Energy	7.18	7.16	6.63
Telecommunication Services	6.51	6.78	5.24
Materials	6.45	6.38	7.46
Health Care	2.93	2.87	2.22
Utilities	2.90	3.18	2.59
Industrials	2.48	2.55	5.45
Real Estate	2.46	2.09	2.82

[2]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index.

[3]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

PORTFOLIO RESULTS

Q	What was the Fund’s country positioning relative to the Index and the reference index at the end of the Reporting Period?[2]

Country Name	Fund[3]	GS ActiveBeta® Index	MSCI Emerging Markets Index
China	30.64%	29.39%	29.10%
Korea	15.63	15.48	14.61
Taiwan	11.02	11.05	11.85
India	8.74	9.67	8.70
Brazil	8.35	8.57	7.23
South Africa	6.25	6.18	6.79
Mexico	3.30	3.09	3.57
Russia	3.19	3.14	3.26
Indonesia	2.24	2.21	2.28
Poland	1.92	1.89	1.36
Chile	1.80	1.82	1.23
Malaysia	1.57	1.98	2.24
Turkey	1.10	1.11	1.21
Thailand	0.97	1.07	2.16
United Arab Emirates	0.62	0.52	0.73
Qatar	0.55	0.45	0.61
Hungary	0.55	0.55	0.35
Colombia	0.39	0.29	0.44
Egypt	0.36	0.42	0.13
Greece	0.32	0.33	0.37
Philippines	0.27	0.36	1.09
Peru	0.22	0.22	0.39
Czech Republic	0.00	0.00	0.18
Pakistan	0.00	0.22	0.10

[2]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index.

[3]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

FUND BASICS

ActiveBeta® Emerging Markets Equity ETF

as of August 31, 2017

FUND SNAPSHOT
As of August 31, 2017
Market Price[1]	$33.74
Net Asset Value (NAV)[1]	$33.73

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com.

PERFORMANCE REVIEW
September 1, 2016– August 31, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® EME Index[3]	MSCI EM Index[4]
Shares	22.49%	22.61%	22.77%	24.53%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times.

[3]	The Goldman Sachs ActiveBeta® Emerging Markets Equity Index (the “Index”) is designed to deliver exposure to equity securities of emerging market issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low dgree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

FUND BASICS

STANDARDIZED TOTAL RETURNS[5]
For the period ended 6/30/17	One Year	Since Inception	Inception Date
Shares (based on NAV)	20.58%	15.18%	9/25/15
Shares (based on Market Price)	19.99	15.27	9/25/15

[5]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

EXPENSE RATIOS[6]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before expense limitation)
Shares	0.50%	0.61%

[6]	The expense ratios of the Fund, both current (net of any expense limitation) and before expense limitation (gross of any expense limitation) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed on the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s expense limitation will remain in effect permanently and the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees.

TOP TEN HOLDINGS AS OF 8/31/17[7]
Holding	% of Net Assets	Line of Business	Country
Tencent Holdings Ltd.	4.4%	Information Technology	China
Samsung Electronics Co. Ltd.	3.8	Information Technology	South Korea
Alibaba Group Holding Ltd.	3.3	Information Technology	China
ADR
Taiwan Semiconductor	3.2	Information Technology	Taiwan
Manufacturing Co. Ltd.
China Construction Bank	1.4	Financials	China
Corp., Class H
China Mobile Ltd.	1.2	Telecommunication Services	China
Naspers Ltd., Class N	1.2	Consumer Discretionary	South Africa
Industrial & Commercial	1.1	Financials	China
Bank of China Ltd., Class H
Baidu, Inc. ADR	1.1	Information Technology	China
Hon Hai Precision Industry	1.0	Information Technology	Taiwan
Co. Ltd.

[7]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[8]
As of August 31, 2017

[8]	The Fund’s composition may differ over time. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 1.8% of the Fund’s net assets as of August 31, 2017.

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Performance Summary

August 31, 2017

The following graph shows the value, as of August 31, 2017, of a $10,000 investment made on September 25, 2015 (commencement of operations) in Shares at NAV. For comparative purposes, the performance of the Fund’s underlying index and secondary underlying index, the Goldman Sachs ActiveBeta® Emerging Markets Equity Index and the MSCI Emerging Markets Index (net, unhedged), are shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations may cause an investor’s shares to be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. In addition to the performance of constituents of the underlying index, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover and creation and redemption in-kind transactions.

ActiveBeta® Emerging Markets Equity ETF’s Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from September 25, 2015 through August 31, 2017.

Average Annual Total Return through August 31, 2017	1 Year Return	Since Inception

Shares based on NAV (Commenced September 25, 2015)	22.49%	18.46%

PORTFOLIO RESULTS

Goldman Sachs ActiveBeta® Europe Equity ETF

Investment Objective

The Goldman Sachs ActiveBeta® Europe Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Europe Equity Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the 12-month period ended August 31, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 19.46% based on net asset value (“NAV”) and 19.68% based on market price. The Index returned 19.70%, and the MSCI Europe Index (net, unhedged, USD) (“MSCI Europe Index”), a market-cap based index against which the performance of the Fund is measured, and the reference index for the Index, returned 19.43% during the same period.

The Fund had an NAV of $26.12 per share on August 31, 2016 and ended the Reporting Period with an NAV of $30.39 per share. The Fund’s market price on August 31, 2017 was $30.54 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is constructed using a rules-based methodology that was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns, and its performance is compared to that of the MSCI Europe Index. Because the Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index, the discussion below compared the performance of the Fund to that of the MSCI Europe Index. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the MSCI Europe Index, and overweights and underweights relative to the MSCI Europe Index discussed below resulted from the Fund’s replication of the Index rather than a decision to overweight or underweight a particular sector, country or stock.

The Fund posted positive double-digit absolute returns and outperformed the MSCI Europe Index during the Reporting Period, as measured by NAV. Amongst underlying factors, Value contributed positively, while Quality, Low Volatility and Momentum detracted from relative results during the Reporting Period. Value refers to how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. Quality refers to sustainable profitability over time. Low Volatility is a relatively low degree of fluctuation in a company’s share price over time. Momentum is whether a company’s share price is trending up or down.

Q	Which sectors and countries contributed most positively to the Fund’s relative performance during the Reporting Period, and which detracted most?

A

Index constituents in the health care, materials and telecommunication services sectors contributed most positively to the Fund’s results relative to the MSCI Europe Index during the Reporting Period. Index constituents in the financials, consumer staples and industrials sectors detracted

PORTFOLIO RESULTS

most from the Fund’s results relative to the MSCI Europe Index during the Reporting Period.

From a country perspective, Index constituents in France, Germany and Switzerland contributed most positively to the Fund’s results relative to the MSCI Europe Index. Conversely, Index constituents in the U.K., the Netherlands and Sweden detracted the most from the Fund’s results relative to the MSCI Europe Index during the Reporting Period.

Q	Which individual stock positions contributed the most to the Fund’s relative returns during the Reporting Period?

A	Relative to the MSCI Europe Index, overweight positions in Swiss materials company Glencore, French information technology firm Atos and Swiss health care company Actelion contributed most positively (1.01%, 1.07% and 0.00%[1] of Fund net assets as of August 31, 2017, respectively). Glencore posted a triple-digit gain during the Reporting Period, and Atos and Actelion each posted a robust double-digit gain during the Reporting Period.

Q	Which individual positions detracted from the Fund’s results during the Reporting Period?

A	Relative to the MSCI Europe Index, overweight positions in Norwegian consumer discretionary firm Schibsted, U.K. financial services group Provident Financial and U.K. industrials company Royal Mail detracted most (0.27%, 0.08% and 0.35% of Fund net assets as of August 31, 2017, respectively). Each of these companies generated a double-digit decline during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund does not employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

Q	What was the Fund’s sector positioning relative to the Index and reference index at the end of the Reporting Period?[2]

Sector Name	Fund[3]	GS ActiveBeta® Index	MSCI EU Index
Financials	16.93%	16.97%	21.31%
Consumer Staples	15.41	15.49	14.14
Industrials	14.66	15.16	13.29
Consumer Discretionary	14.11	14.19	10.39
Health Care	13.35	12.96	12.52
Materials	8.33	8.30	7.90
Information Technology	5.55	5.62	4.65
Energy	4.43	4.49	6.64
Utilities	2.98	2.99	3.82
Telecommunication Services	2.68	2.73	3.97
Real Estate	1.06	1.09	1.36

[2]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Europe Equity Index.

[3]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

Q	What was the Fund’s country positioning relative to the Index and reference index at the end of the Reporting Period?[2]

Country Name	Fund[3]	GS ActiveBeta® Index	MSCI EU Index
UK	26.40%	26.44%	27.43%
France	18.71	18.69	16.50
Germany	14.00	14.02	14.73
Switzerland	12.82	12.80	12.93
Spain	5.29	5.33	5.52
Netherlands	5.22	5.26	5.72
Italy	4.68	4.68	3.82
Sweden	4.08	4.04	4.55
Denmark	2.89	2.88	2.95
Finland	1.55	1.53	1.58
Norway	1.28	1.25	1.07
Belgium	1.21	1.22	1.85
Portugal	0.72	0.72	0.25
Austria	0.65	0.65	0.40
Ireland	0.49	0.48	0.69

[2]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Europe Equity Index.

[3]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

[1]	Some weights are 0.00% at August 31, 2017 because those positions were taken out during the most recent rebalance given the Index construction methodology.

FUND BASICS

ActiveBeta® Europe Equity ETF

as of August 31, 2017

FUND SNAPSHOT
As of August 31, 2017
Market Price[1]	$30.54
Net Asset Value (NAV)[1]	$30.39

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com

PERFORMANCE REVIEW
September 1, 2016– August 31, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Europe Index[3]	MSCI Europe Index[4]
Shares	19.46%	19.68%	19.70%	19.43%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times.

[3]	The Goldman Sachs ActiveBeta® Europe Equity Index (the “Index”) is designed to deliver exposure to equity securities of developed market issuers in Europe. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low dgree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Europe Index captures large and mid-cap representation across 15 Developed Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

FUND BASICS

STANDARDIZED TOTAL RETURNS[5]
For the period ended 6/30/17	One Year	Since Inception	Inception Date
Shares (based on NAV)	20.62%	16.64%	3/2/16
Shares (based on Market Price)	20.39	17.10	3/2/16

[5]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

EXPENSE RATIO[6]
Expense Ratio
Shares	0.25%

[6]	The expense ratio of the Fund is as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratio disclosed on the Financial Highlights in this report.

TOP TEN HOLDINGS AS OF 8/31/17[7]
Holding	% of Net Assets	Line of Business	Country
Nestle SA (Consumer Staples)	2.5%	Consumer Staples	Switzerland
Roche Holding AG	1.8	Health Care	Switzerland
Novartis AG	1.7	Health Care	Switzerland
HSBC Holdings PLC	1.6	Financials	United Kingdom
Sanofi	1.2	Health Care	France
British American Tobacco PLC	1.1	Consumer Staples	United Kingdom
SAP SE	1.1	Information Technology	Germany
Atos SE	1.1	Information Technology	France
Bayer AG	1.0	Health Care	Germany
adidas AG	1.0	Consumer Discretionary	Germany

[7]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[8]
As of August 31, 2017

[8]	The Fund’s composition may differ over time. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. Underlying sector allocations of exchange-traded funds held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.2% of the Fund’s net assets as of August 31, 2017.

ACTIVEBETA® EUROPE EQUITY ETF

Performance Summary

August 31, 2017

The following graph shows the value, as of August 31, 2017, of a $10,000 investment made on March 2, 2016 (commencement of operations) in Shares at NAV. For comparative purposes, the performance of the Fund’s underlying index and secondary underlying index, the Goldman Sachs ActiveBeta® Europe Equity Index and the MSCI Europe Index (Total Return, USD), are shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations may cause an investor’s shares to be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. In addition to the performance of constituents of the underlying index, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover and creation and redemption in-kind transactions.

ActiveBeta® Europe Equity ETF’s Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from March 2, 2016 through August 31, 2017.

Average Annual Total Return through August 31, 2017	1 Year Return	Since Inception

Shares based on NAV (Commenced March 2, 2016)	19.46%	17.24%

PORTFOLIO RESULTS

Goldman Sachs ActiveBeta® International Equity ETF

Investment Objective

The Goldman Sachs ActiveBeta® International Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® International Equity Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the 12-month period ended August 31, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 17.66% based on net asset value (“NAV”) and 17.75% based on market price. The Index returned 17.87%, and the MSCI World ex USA Index (net, unhedged, USD) (“MSCI World ex USA Index”), a market-cap based index against which the performance of the Fund is measured, and the reference index for the Index, returned 17.14% during the same period.

The Fund had an NAV of $24.67 per share on August 31, 2016 and ended the Reporting Period with an NAV of $28.38 per share. The Fund’s market price on August 31, 2017 was $28.53 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is constructed using a rules-based methodology that was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns, and its performance is compared to that of the MSCI World ex USA Index. Because the Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index, the discussion below compared the performance of the Fund to that of the MSCI World ex USA Index. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the MSCI World ex USA Index, and overweights and underweights relative to the MSCI World ex USA Index discussed below resulted from the Fund’s replication of the Index rather than a decision to overweight or underweight a particular sector, country or stock.

The Fund posted positive double-digit absolute returns and outperformed the MSCI World ex USA Index during the Reporting Period, as measured by NAV. Amongst underlying factors, Value and Quality contributed positively to the Fund’s relative results, while Momentum and Low Volatility detracted from the Fund’s relative results during the Reporting Period. Value refers to how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. Quality refers to sustainable profitability over time. Momentum is whether a company’s share price is trending up or down. Low Volatility is a relatively low degree of fluctuation in a company’s share price over time.

Q	Which sectors and countries contributed most positively to the Fund’s relative performance during the Reporting Period, and which detracted most?

A

Index constituents in the consumer discretionary, industrials and energy sectors contributed most positively to the Fund’s results relative to the MSCI World ex USA Index during the Reporting Period. Index constituents in the financials,

PORTFOLIO RESULTS

consumer staples and utilities sectors detracted the most from the Fund’s results relative to the MSCI World ex USA Index during the Reporting Period.

From a country perspective, Index constituents in France, Japan and Switzerland contributed most positively to the Fund’s results relative to the MSCI World ex USA Index during the Reporting Period. Conversely, Index constituents in the Netherlands, the U.K. and Sweden detracted the most from the Fund’s results relative to the MSCI World ex USA Index during the Reporting Period.

Q	Which individual stock positions contributed the most to the Fund’s relative returns during the Reporting Period?

A	Relative to the MSCI World ex USA Index, overweight positions in Swiss materials company Glencore, French information technology firm Atos and Japanese consumer discretionary company Start Today contributed most positively (0.57%, 0.69% and 0.38% of Fund net assets as of August 31, 2017, respectively). Glencore and Start Today each generated a triple-digit gain during the Reporting Period, and Atos posted a robust double-digit gain during the Reporting Period.

Q	Which individual positions detracted from the Fund’s results during the Reporting Period?

A	Relative to the MSCI World ex USA Index, overweight positions in Netherlands-based consumer staples firm Koninklijke Ahold Delhaize, Japanese consumer staples company Yamazaki Baking and U.K. industrials firm Royal Mail detracted most (0.27%, 0.27% and 0.23% of Fund net assets as of August 31, 2017, respectively). Each of these companies generated a double-digit decline during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund does not employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

Q	What was the Fund’s sector positioning relative to the Index and the reference index at the end of the Reporting Period?[1]

Sector Name	Fund[2]	GS ActiveBeta® Index	MSCI World ex USA Index
Financials	19.99%	19.29%	23.19%
Consumer Discretionary	14.62	14.59	11.39
Consumer Staples	14.52	14.50	10.90
Industrials	13.36	13.70	13.89
Health Care	10.55	10.23	9.48
Information Technology	7.38	7.12	5.85
Materials	7.35	7.81	8.18
Energy	3.51	3.78	6.27
Real Estate	3.00	3.12	3.41
Telecommunication Services	3.00	3.03	4.07
Utilities	2.72	2.81	3.38

[1]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® International Equity Index.

[2]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

PORTFOLIO RESULTS

Q	What was the Fund’s country positioning relative to the Index and the reference index at the end of the Reporting Period?[1]

Country Name	Fund[2]	GS ActiveBeta® Index	MSCI World ex USA Index
Japan	21.46%	21.12%	21.26%
UK	14.61	14.54	16.04
France	10.66	10.74	9.65
Canada	8.92	9.25	8.73
Germany	8.13	7.95	8.62
Switzerland	7.51	7.58	7.56
Australia	6.23	6.35	6.49
Hong Kong	3.34	3.35	3.25
Spain	3.19	3.33	3.23
Netherlands	3.07	3.02	3.35
Italy	2.89	2.84	2.23
Sweden	2.54	2.53	2.66
Denmark	1.82	1.83	1.73
Singapore	1.60	1.50	1.20
Israel	0.97	0.79	0.43
Finland	0.81	0.90	0.93
Belgium	0.65	0.63	1.08
Norway	0.65	0.68	0.62
Austria	0.37	0.34	0.23
Portugal	0.26	0.36	0.15
Ireland	0.26	0.23	0.40
New Zealand	0.07	0.13	0.15

[1]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® International Equity Index.

[2]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

FUND BASICS

ActiveBeta® International Equity ETF

as of August 31, 2017

FUND SNAPSHOT
As of August 31, 2017
Market Price[1]	$28.53
Net Asset Value (NAV)[1]	$28.38

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com

PERFORMANCE REVIEW
September 1, 2016– August 31, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Intl Equity Index[3]	MSCI World ex USA Index[4]
Shares	17.66%	17.75%	17.87%	17.14%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times.

[3]	The Goldman Sachs ActiveBeta® International Equity Index (the “Index”) is designed to deliver exposure to equity securities of developed market issuers outside of the United States. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

FUND BASICS

STANDARDIZED TOTAL RETURNS[5]
For the period ended 6/30/17	One Year	Since Inception	Inception Date
Shares (based on NAV)	18.67%	8.89%	11/6/15
Shares (based on Market Price)	18.25	9.28	11/6/15

[5]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

EXPENSE RATIO[6]
Expense Ratio
Shares	0.25%

[6]	The expense ratio of the Fund is as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratio disclosed on the Financial Highlights in this report.

TOP TEN HOLDINGS AS OF 8/31/17[7]
Holding	% of Net Assets	Line of Business	Country
Nestle SA	1.4%	Consumer Staples	Switzerland
Roche Holding AG	1.0	Health Care	Switzerland
Novartis AG	0.9	Health Care	Switzerland
HSBC Holdings PLC	0.8	Financials	United Kingdom
Atos SE	0.7	Information Technology	France
Sanofi	0.6	Health Care	France
Glencore PLC	0.6	Materials	Switzerland
Royal Bank of Canada	0.6	Financials	Canada
Bayer AG	0.5	Health Care	Germany
Novo Nordisk A/S, Class B	0.5	Health Care	Denmark

[7]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[8]
As of August 31, 2017

[8]	The Fund’s composition may differ over time. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 1.2% of the Fund’s net assets as of August 31, 2017.

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Performance Summary

August 31, 2017

The following graph shows the value, as of August 31, 2017, of a $10,000 investment made on November 6, 2015 (commencement of operations) in Shares at NAV. For comparative purposes, the performance of the Fund’s underlying index and secondary underlying index, the Goldman Sachs ActiveBeta® International Equity Index and the MSCI World ex USA Index (net, Unhedged, USD), are shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations may cause an investor’s shares to be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. In addition to the performance of constituents of the underlying index, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover and creation and redemption in-kind transactions.

ActiveBeta® International Equity ETF’s Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 6, 2015 through August 31, 2017.

Average Annual Total Return through August 31, 2017	1 Year Return	Since Inception

Shares based on NAV (Commenced November 6, 2015)	17.66%	9.89%

PORTFOLIO RESULTS

Goldman Sachs ActiveBeta® Japan Equity ETF

Investment Objective

The Goldman Sachs ActiveBeta® Japan Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Japan Equity Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the 12-month period ended August 31, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 14.74% based on net asset value (“NAV”) and 14.58% based on market price. The Index returned 14.73%, while the MSCI Japan Index (net, unhedged, USD) (“MSCI Japan Index”), a market-cap based index against which the performance of the Fund is measured, and the reference index for the Index, returned 13.69% during the same period.

The Fund had an NAV of $27.33 per share on August 31, 2016 and ended the Reporting Period with an NAV of $30.71 per share. The Fund’s market price on August 31, 2017 was $30.79 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is constructed using a rules-based methodology that was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns, and its performance is compared to that of the MSCI Japan Index. Because the Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index, the discussion below compared the performance of the Fund to that of the MSCI Japan Index. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the MSCI Japan Index, and overweights and underweights relative to the MSCI Japan Index discussed below resulted from the Fund’s replication of the Index, rather than a decision to overweight or underweight a particular sector or stock.

The Fund posted solid double-digit absolute gains and outperformed the MSCI Japan Index during the Reporting Period, as measured by NAV. Amongst underlying factors, Value and Quality contributed positively to the Fund’s results relative to the MSCI Japan Index, while Momentum and Low Volatility detracted from relative results during the Reporting Period. Value refers to how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. Quality refers to sustainable profitability over time. Momentum is whether a company’s share price is trending up or down. Low Volatility is a relatively low degree of fluctuation in a company’s share price over time.

Q	Which sectors contributed most positively to the Fund’s relative performance during the Reporting Period, and which detracted most?

A	Index constituents in the consumer discretionary, industrials and energy sectors contributed most positively to the Fund’s results relative to the MSCI Japan Index during the Reporting Period. Conversely, Index constituents in the information technology, health care and materials sectors detracted most from the Fund’s results relative to the MSCI Japan Index during the Reporting Period.

PORTFOLIO RESULTS

Q	Which individual stock positions contributed the most to the Fund’s relative returns during the Reporting Period?

A	Relative to the MSCI Japan Index, overweight positions in marine transportation, warehousing and cargo handling services provider Mitsui OSK Lines, Internet apparel shopping sites operator Start Today and integrated petroleum company Idemitsu Kosan contributed most positively (0.21%, 0.48% and 0.25% of Fund net assets as of August 31, 2017, respectively). Mitsui OSK Lines and Idemitsu Kosan each posted a robust double-digit gain during the Reporting Period, and Start Today generated a triple-digit gain during the Reporting Period.

Q	Which individual positions detracted from the Fund’s results during the Reporting Period?

A	Relative to the MSCI Japan Index, underweight positions in video game hardware and software manufacturer Nintendo and technology hardware and equipment manufacturer Hitachi and an overweight position in baked foods producer Yamazaki Baking detracted most (0.63%, 0.67% and 0.39% of Fund net assets as of August 31, 2017, respectively). Nintendo and Hitachi each posted a double-digit gain during the Reporting Period, while Yamazaki Baking generated a double-digit decline during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund does not employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

Q	What was the Fund’s sector positioning relative to the Index and the reference index at the end of the Reporting Period?[1]

Sector Name	Fund[2]	GS ActiveBeta® Index	MSCI Japan Index
Consumer Discretionary	20.49%	20.19%	20.03%
Industrials	18.48	18.18	20.67
Information Technology	13.96	13.70	12.52
Financials	10.67	10.50	12.31
Consumer Staples	10.21	10.87	7.89
Health Care	7.50	8.14	7.30
Materials	6.35	6.27	6.74
Telecommunication Services	4.51	4.44	5.59
Real Estate	3.64	3.58	4.14
Utilities	2.89	2.84	1.92
Energy	1.30	1.28	0.90

[1]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Japan Equity Index.

[2]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

FUND BASICS

ActiveBeta® Japan Equity ETF

as of August 31, 2017

FUND SNAPSHOT
As of August 31, 2017
Market Price[1]	$30.79
Net Asset Value (NAV)[1]	$30.71

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com

PERFORMANCE REVIEW
September 1, 2016– August 31, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Japan Index[3]	MSCI World Japan Index[4]
Shares	14.74%	14.58%	14.73%	13.69%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times.

[3]	The Goldman Sachs ActiveBeta® Japan Equity Index (the “Index”) is designed to deliver exposure to equity securities of large capitalization Japan issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Japan Index is designed to measure the performance of the large and mid cap segments of the Japanese market. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

FUND BASICS

STANDARDIZED TOTAL RETURNS[5]
For the period ended 6/30/17	One Year	Since Inception	Inception Date
Shares (based on NAV)	16.30%	14.80%	3/2/16
Shares (based on Market Price)	16.08	14.98	3/2/16

[5]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

EXPENSE RATIO[6]
Expense Ratio
Shares	0.25%

[6]	The expense ratio of the Fund is as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratio disclosed on the Financial Highlights in this report.

TOP TEN HOLDINGS AS OF 8/31/17[7]
Holding	% of Net Assets	Line of Business
Toyota Motor Corp.	3.7%	Consumer Discretionary
Mitsubishi UFJ Financial Group, Inc.	1.9	Financials
SoftBank Group Corp.	1.7	Telecommunication Services
Sumitomo Mitsui Financial Group, Inc.	1.5	Financials
Keyence Corp.	1.3	Information Technology
Sony Corp.	1.3	Consumer Discretionary
Honda Motor Co. Ltd.	1.2	Consumer Discretionary
Mitsubishi Corp.	1.2	Industrials
KDDI Corp.	1.1	Telecommunication Services
Mizuho Financial Group, Inc.	1.1	Financials

[7]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[8]
As of August 31, 2017

[8]	The Fund’s composition may differ over time. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.7% of the Fund’s net assets as of August 31, 2017.

ACTIVEBETA® JAPAN EQUITY ETF

Performance Summary

August 31, 2017

The following graph shows the value, as of August 31, 2017, of a $10,000 investment made on March 2, 2016 (commencement of operations) in Shares at NAV. For comparative purposes, the performance of the Fund’s underlying index and secondary underlying index, the Goldman Sachs ActiveBeta® Japan Index and the MSCI Japan Index (Total Return, USD), are shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations may cause an investor’s shares to be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. In addition to the performance of constituents of the underlying index, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover and creation and redemption in-kind transactions.

ActiveBeta® Japan Equity ETF’s Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from March 2, 2016 through August 31, 2017.

Average Annual Total Return through August 31, 2017	1 Year Return	Since Inception

Shares based on NAV (Commenced March 2, 2016)	14.74%	14.79%

PORTFOLIO RESULTS

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

Investment Objective

The Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the 12-month period ended August 31, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 14.15% based on net asset value (“NAV”) and 14.16% based on market price. The Index returned 14.30%, and the S&P 500 Index (Total Return, USD) (“S&P 500 Index”), a market-cap based index against which the performance of the Fund is measured, returned 16.23% during the same period.

The Fund had an NAV of $43.83 on August 31, 2016 and ended the Reporting Period with an NAV of $49.16 per share. The Fund’s market price on August 31, 2017 was $49.15 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is constructed using a rules-based methodology that was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns, and its performance is compared to that of the S&P 500 Index. Because the Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index, the discussion below compared the performance of the Fund to that of the S&P 500 Index. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the S&P 500 Index, and overweights and underweights relative to the S&P 500 Index discussed below resulted from the Fund’s replication of the Index rather than a decision to overweight or underweight a particular sector or stock.

The Fund posted solid double-digit absolute gains but underperformed the S&P 500 Index during the Reporting Period, as measured by NAV. Amongst underlying factors, Quality, Low Volatility and Momentum detracted from relative returns, while Value contributed positively. Quality refers to sustainable profitability over time. Low Volatility is a relatively low degree of fluctuation in a company’s share price over time. Momentum is whether a company’s share price is trending up or down. Value refers to how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow.

Q	Which sectors contributed most positively to the Fund’s relative performance during the Reporting Period, and which detracted most?

A	Index constituents in the consumer discretionary, consumer staples and financials sectors detracted the most from the Fund’s results relative to the S&P 500 Index. Partially offsetting these detractors were Index constituents in the energy, health care and telecommunication services sectors, which contributed positively to the Fund’s results relative to the S&P 500 Index during the Reporting Period.

PORTFOLIO RESULTS

Q	Which individual positions detracted from the Fund’s results during the Reporting Period?

A	Relative to the S&P 500 Index, overweight positions in health care company Mallinckrodt and department store retailer Macy’s and an underweight position in information technology giant Apple detracted most (0.00%,[1] 0.32% and 3.38% of Fund net assets as of August 31, 2017, respectively). Mallinckrodt and Macy’s each generated a double-digit negative return during the Reporting Period, while Apple posted a robust double-digit positive return during the Reporting Period.

Q	Which individual stock positions contributed the most to the Fund’s relative returns during the Reporting Period?

A	Relative to the S&P 500 Index, underweight positions in industrial conglomerate General Electric, oil well services firm Schlumberger and integrated energy company Exxon Mobil contributed most positively (0.51%, 0.09% and 1.04% of Fund net assets as of August 31, 2017, respectively). Each of these companies posted a negative return during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund does not employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

[1]	Some weights are 0.00% at August 31, 2017 because those positions were taken out during the most recent rebalance given the Index construction methodology

Q	What was the Fund’s sector positioning relative to the Index and the S&P 500 Index at the end of the Reporting Period?[2]

Sector Name	Fund[3]	GS ActiveBeta® Index	S&P 500 Index
Information	23.69%	23.69%	23.51%
Technology
Health Care	14.70	14.70	14.66
Consumer Discretionary	13.96	13.96	12.06
Financials	12.62	12.62	14.23
Consumer Staples	11.01	11.01	8.48
Industrials	9.98	9.98	10.10
Utilities	4.29	4.29	3.26
Energy	2.85	2.85	5.67
Materials	2.56	2.56	2.90
Real Estate	2.46	2.46	2.98
Telecommunication Services	1.87	1.87	2.14

[2]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index.

[3]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by S&P.

FUND BASICS

ActiveBeta® U.S. Large Cap Equity ETF

as of August 31, 2017

FUND SNAPSHOT
As of August 31, 2017
Market Price[1]	$49.15
Net Asset Value (NAV)[1]	$49.16

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com

PERFORMANCE REVIEW
September 1, 2016– August 31, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® LC Index[3]	S&P 500 Index[4]
Shares	14.15%	14.16%	14.30%	16.23%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times.

[3]	The Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index (the “Index”) is designed to deliver exposure to equity securities of large capitalization U.S. issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low dgree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

[4]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

FUND BASICS

STANDARDIZED TOTAL RETURNS[5]
For the period ended 6/30/17	One Year	Since Inception	Inception Date
Shares (based on NAV)	15.27%	11.61%	9/17/15
Shares (based on Market Price)	15.35	11.64	9/17/15

[5]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

EXPENSE RATIO[6]
Expense Ratio
Shares	0.09%

[6]	The expense ratio of the Fund is as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratio disclosed on the Financial Highlights in this report.

TOP TEN HOLDINGS AS OF 8/31/17[7]
Holding	% of Net Assets	Line of Business
Apple, Inc.	3.4%	Information Technology
Microsoft Corp.	2.3	Information Technology
Facebook, Inc., Class A	1.5	Information Technology
Johnson & Johnson	1.4	Health Care
Amazon.com, Inc.	1.4	Consumer Discretionary
JPMorgan Chase & Co.	1.3	Financials
Alphabet, Inc., Class A	1.1	Information Technology
Alphabet, Inc., Class C	1.0	Information Technology
Exxon Mobil Corp.	1.0	Energy
UnitedHealth Group, Inc.	0.9	Health Care

[7]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[8]
As of August 31, 2017

[8]	The Fund’s composition may differ over time. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.1% of the Fund’s net assets as of August 31, 2017.

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Performance Summary

August 31, 2017

The following graph shows the value, as of August 31, 2017, of a $10,000 investment made on September 17, 2015 (commencement of operations) in Shares at NAV. For comparative purposes, the performance of the Fund’s underlying index and secondary underlying index, the Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index and the S&P 500 Index (Total Return, USD), are shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations may cause an investor’s shares to be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. In addition to the performance of constituents of the underlying index, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover and creation and redemption in-kind transactions.

ActiveBeta® U.S. Large Cap Equity ETF’s Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from September 17, 2015 through August 31, 2017.

Average Annual Total Return through August 31, 2017	1 year	Since Inception

Shares based on NAV (Commenced September 17, 2015)	14.15%	11.80%

PORTFOLIO RESULTS

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

Investment Objective

The Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the period since its commencement of operations on June 28, 2017 through August 31, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned -1.76% based on net asset value (“NAV”) and -3.49% based on market price.[1] The Index returned -1.68%, and the Russell 2000® Index (Total Return, USD) (“Russell 2000® Index”), a market-cap based index against which the performance of the Fund is measured, and the reference index for the Index, returned -1.22% during the same period.

The Fund had an NAV of $40.36 on the date of commencement of operations and ended the Reporting Period with an NAV of $39.65 per share. The Fund’s market price on August 31, 2017 was $38.95 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is constructed using a rules-based methodology that was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns, and its performance is compared to that of the Russell 2000® Index. Because the Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index, the discussion below compared the performance of the Fund to that of the Russell 2000® Index. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the Russell 2000® Index, and overweights and underweights relative to the Russell 2000® Index discussed below resulted from the Fund’s replication of the Index rather than a decision to overweight or underweight a particular sector or stock.

The Fund posted negative absolute returns and underperformed the Russell 2000® Index during the Reporting Period, as measured by NAV. Amongst underlying factors, Value, Quality and Low Volatility detracted from relative returns, while Momentum contributed positively. Value refers to how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. Quality refers to sustainable profitability over time. Low Volatility is a relatively low degree of fluctuation in a company’s share price over time. Momentum is whether a company’s share price is trending up or down.

Q	Which sectors contributed most positively to the Fund’s relative performance during the Reporting Period, and which detracted most?

A	Index constituents in the health care, industrials and consumer discretionary sectors detracted the most from the Fund’s results relative to the Russell 2000® Index. Partially offsetting these detractors were Index constituents in the information technology, telecommunication services and

[1]	The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from commencement of investment operations to the first day of secondary market trading to calculate the market price returns.

PORTFOLIO RESULTS

energy sectors, which contributed positively to the Fund’s results relative to the Russell 2000® Index during the Reporting Period.

Q	Which individual positions detracted from the Fund’s results during the Reporting Period?

A	Relative to the Russell 2000® Index, underweight positions in pharmaceuticals manufacturer Kite Pharma, online and mobile platform for restaurant pick-up and delivery operator GrubHub and research-based pharmaceutical company FibroGen detracted most (0.17%, 0.09% and 0.04% of Fund net assets as of August 31, 2017, respectively). Each of these companies posted a robust double-digit positive return during the Reporting Period.

Q	Which individual stock positions contributed the most to the Fund’s relative returns during the Reporting Period?

A	Relative to the Russell 2000® Index, overweight positions in pharmaceuticals company Corcept Therapeutics, aesthetic laser systems manufacturer Cutera and independent licensee of the Blue Cross Blue Shield Association Triple-S Management contributed most positively (0.26%, 0.13% and 0.12% of Fund net assets as of August 31, 2017, respectively). Each of these companies generated a robust double-digit gain during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund does not employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

Q	What was the Fund’s sector positioning relative to the Index and the reference index at the end of the Reporting Period?[1]

Sector Name	Fund[2]	GS ActiveBeta® Index	Russell 2000® Index
Financials	20.73%	21.57%	17.70%
Information	17.15	17.02	17.24
Technology
Health Care	14.26	14.04	15.73
Industrials	13.82	13.70	14.55
Consumer Discretionary	12.31	12.17	12.01
Real Estate	7.46	7.47	7.61
Utilities	4.32	4.22	3.90
Materials	4.01	3.97	4.42
Consumer Staples	2.77	2.73	2.63
Energy	2.28	2.24	3.32
Telecommunication Services	0.88	0.87	0.89

[1]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index.

[2]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Russell Investments.

FUND BASICS

ActiveBeta® U.S. Small Cap Equity ETF

as of August 31, 2017

FUND SNAPSHOT
As of August 31, 2017
Market Price[1]	$38.95
Net Asset Value (NAV)[1]	$39.65

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com.

PERFORMANCE REVIEW
June 28, 2017– August 31, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® SC Index[3]	Russell 2000® Index[4]
Shares	-1.76%	-3.49%	-1.68%	-1.22%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index (the “Index”) is designed to deliver exposure to equity securities of small capitalization U.S. issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

[4]	The Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

FUND BASICS

EXPENSE RATIO[6]
Expense Ratio
Shares	0.20%

[6]	The expense ratio of the Fund is as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratio disclosed on the Financial Highlights in this report.

TOP TEN HOLDINGS AS OF 8/31/17[7]
Holding	% of Net Assets	Line of Business
PAREXEL International Corp.	0.3%	Health Care
Corcept Therapeutics, Inc.	0.3	Health Care
Aspen Technology, Inc.	0.3	Information Technology
Cirrus Logic, Inc.	0.3	Information Technology
Radian Group, Inc.	0.2	Financials
Myriad Genetics, Inc.	0.2	Health Care
Sunstone Hotel Investors, Inc. REIT	0.2	Real Estate
Supernus Pharmaceuticals, Inc.	0.2	Health Care
Masimo Corp.	0.2	Health Care
Portland General Electric Co.	0.2	Utilities

[7]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[8]
As of August 31, 2017

[8]	The Fund’s composition may differ over time. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 5.4% of the Fund’s net assets as of August 31, 2017.

FUND BASICS

Index Definitions and Industry Terms

The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries. The index as of June 30, 2017, consists of the following 22 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. It is not possible to invest directly in an unmanaged index.

The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 30, 2017, the MSCI Emerging Markets Index consisted of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in an unmanaged index.

Book Value: The total value of the company’s assets that shareholders would theoretically receive if a company were liquidated.

Free Cash Flow: A measure of financial performance calculated as operating cash flow minus capital expenditures.

Alpha: The excess returns of a fund relative to the return of a benchmark index is the fund’s alpha.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

August 31, 2017

Shares	Description	Value
Common Stocks – 95.3%
Brazil – 5.6%
1,293,063	Ambev SA (Consumer Staples)	$8,161,653
294,378	B3 SA – Brasil Bolsa Balcao (Financials)	2,069,520
334,655	Banco Bradesco SA (Financials)	3,430,095
316,458	Banco do Brasil SA (Financials)	3,087,689
262,975	Banco Santander Brasil SA (Financials)	2,343,536
415,524	BB Seguridade Participacoes SA (Financials)	3,660,737
195,456	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	1,997,143
217,441	Cielo SA (Information Technology)	1,550,065
164,151	Cosan SA Industria e Comercio (Energy)	2,013,249
346,374	CPFL Energia SA (Utilities)	2,982,177
424,857	EDP – Energias do Brasil SA (Utilities)	2,057,818
186,718	Engie Brasil Energia SA (Utilities)	2,142,262
121,396	Equatorial Energia SA (Utilities)	2,358,125
113,588	Fibria Celulose SA (Materials)	1,508,635
202,273	Hypermarcas SA (Health Care)	1,897,083
674,964	JBS SA (Consumer Staples)	1,859,854
600,591	Lojas Renner SA (Consumer Discretionary)	5,840,895
162,528	M Dias Branco SA (Consumer Staples)	2,536,231
74,640	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	1,733,839
230,957	Natura Cosmeticos SA (Consumer Staples)	2,165,371
768,570	Odontoprev SA (Health Care)	3,620,018
719,695	Petroleo Brasileiro SA (Energy)*	3,195,391
226,164	Porto Seguro SA (Financials)	2,497,799
305,334	Raia Drogasil SA (Consumer Staples)	6,729,779
379,301	Sul America SA (Financials)	2,167,469
408,322	TIM Participacoes SA (Telecommunication Services)	1,463,831
136,690	Ultrapar Participacoes SA (Energy)	3,190,860
470,430	Vale SA (Materials)	5,244,858

		83,505,982

Chile – 1.6%
21,813	Banco de Chile ADR (Financials)(a)	1,909,074
33,920	Banco de Credito e Inversiones (Financials)	2,199,694
35,717,006	Banco Santander Chile (Financials)	2,611,540
670,308	Cencosud SA (Consumer Staples)	2,015,063
220,461	Cia Cervecerias Unidas SA (Consumer Staples)	3,005,326
173,506	Empresa Nacional de Telecomunicaciones SA (Telecommunication Services)	1,812,862
165,243	Empresas COPEC SA (Energy)	2,109,396
11,285,302	Enel Americas SA (Utilities)	2,434,518

Common Stocks – (continued)
Chile – (continued)
151,556	Latam Airlines Group SA ADR (Industrials)	1,909,606
219,148	SACI Falabella (Consumer Discretionary)	2,203,301
49,905	Sociedad Quimica y Minera de Chile SA ADR (Materials)	2,342,042

		24,552,422

China – 28.6%
226,688	AAC Technologies Holdings, Inc. (Information Technology)	4,133,212
12,748,646	Agricultural Bank of China Ltd., Class H (Financials)	5,994,419
284,984	Alibaba Group Holding Ltd. ADR (Information Technology)*	48,943,152
674,687	ANTA Sports Products Ltd. (Consumer Discretionary)	2,655,145
33,881	Autohome, Inc. ADR (Information Technology)*	2,177,532
69,841	Baidu, Inc. ADR (Information Technology)*	15,927,240
23,296,030	Bank of China Ltd., Class H (Financials)	12,263,497
4,564,820	Bank of Communications Co. Ltd., Class H (Financials)	3,487,868
776,419	Brilliance China Automotive Holdings Ltd. (Consumer Discretionary)	2,008,891
5,616,789	CGN Power Co. Ltd., Class H (Utilities)(b)	1,550,162
7,097,310	China Cinda Asset Management Co. Ltd., Class H (Financials)	2,638,894
5,050,405	China CITIC Bank Corp Ltd., Class H (Financials)	3,336,199
5,305,197	China Communications Services Corp. Ltd., Class H (Telecommunication Services)	2,874,104
992,909	China Conch Venture Holdings Ltd. (Industrials)	1,806,569
24,022,321	China Construction Bank Corp., Class H (Financials)	21,055,922
5,451,529	China Everbright Bank Co. Ltd., Class H (Financials)	2,619,035
925,434	China Evergrande Group (Real Estate)*	2,796,480
1,672,899	China Galaxy Securities Co. Ltd., Class H (Financials)	1,515,483
4,868,044	China Huarong Asset Management Co. Ltd., Class H (Financials)(b)	2,077,477
3,942,464	China Huishan Dairy Holdings Co. Ltd. (Consumer Staples)(c)	211,569
1,012,916	China Life Insurance Co. Ltd., Class H (Financials)	3,248,496
1,266,362	China Medical System Holdings Ltd. (Health Care)	2,329,998

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
1,368,246	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	$3,195,770
1,604,562	China Merchants Bank Co. Ltd., Class H (Financials)	6,048,027
3,544,130	China Minsheng Banking Corp. Ltd., Class H (Financials)	3,536,681
1,738,567	China Mobile Ltd. (Telecommunication Services)	18,437,614
1,020,444	China Overseas Land & Investment Ltd. (Real Estate)	3,566,003
407,708	China Pacific Insurance Group Co. Ltd., Class H (Financials)	1,919,649
8,426,393	China Petroleum & Chemical Corp., Class H (Energy)	6,449,169
4,957,069	China Power International Development Ltd. (Utilities)	1,691,108
759,356	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	1,905,558
621,260	China Resources Land Ltd. (Real Estate)	1,940,830
813,549	China Resources Power Holdings Co. Ltd. (Utilities)	1,492,703
827,793	China Shenhua Energy Co. Ltd., Class H (Energy)	2,131,238
8,758,085	China Telecom Corp. Ltd., Class H (Telecommunication Services)	4,498,528
1,555,897	China Unicom Hong Kong Ltd. (Telecommunication Services)*	2,266,318
3,254,677	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	2,266,416
1,237,554	CITIC Ltd. (Industrials)	1,900,657
941,102	CITIC Securities Co. Ltd., Class H (Financials)	2,087,476
1,870,693	CNOOC Ltd. (Energy)	2,237,245
3,613,660	Country Garden Holdings Co. Ltd. (Real Estate)	4,801,930
2,349,088	CRRC Corp. Ltd., Class H (Industrials)	2,119,040
3,210,533	CSPC Pharmaceutical Group Ltd. (Health Care)	5,012,837
35,262	Ctrip.com International Ltd. ADR (Consumer Discretionary)*	1,814,230
2,248,100	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	2,918,398
2,564,999	Geely Automobile Holdings Ltd. (Consumer Discretionary)	6,305,615
835,899	GF Securities Co. Ltd., Class H (Financials)	1,783,633
16,391,735	GOME Retail Holdings Ltd. (Consumer Discretionary)	1,717,410
963,116	Haitong Securities Co. Ltd., Class H (Financials)	1,614,536
278,216	Hengan International Group Co. Ltd. (Consumer Staples)	2,324,851
708,945	Huatai Securities Co. Ltd., Class H (Financials)(b)	1,577,960

Common Stocks – (continued)
China – (continued)
21,310,287	Industrial & Commercial Bank of China Ltd., Class H (Financials)	15,955,929
142,382	JD.com, Inc. ADR (Consumer Discretionary)*	5,967,230
1,062,406	Jiangsu Expressway Co. Ltd., Class H (Industrials)	1,628,947
878,910	Kingsoft Corp. Ltd. (Information Technology)	2,084,287
1,904,631	Kunlun Energy Co. Ltd. (Energy)	1,844,655
6,488,476	Lenovo Group Ltd. (Information Technology)	3,548,311
1,111,980	Longfor Properties Co. Ltd. (Real Estate)	2,671,099
71,792	Momo, Inc. ADR (Information Technology)*	2,766,146
31,345	NetEase, Inc. ADR (Information Technology)	8,646,205
485,989	New China Life Insurance Co. Ltd., Class H (Financials)	3,110,995
68,883	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	5,631,185
5,180,644	People’s Insurance Co Group of China Ltd. (The), Class H (Financials)	2,442,560
5,220,422	PetroChina Co. Ltd., Class H (Energy)	3,335,115
1,704,560	PICC Property & Casualty Co. Ltd., Class H (Financials)	3,201,583
1,598,669	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	12,695,063
291,789	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	2,337,608
5,110,241	Sihuan Pharmaceutical Holdings Group Ltd. (Health Care)	1,965,364
29,453	SINA Corp./China (Information Technology)*	2,999,199
2,402,201	Sino-Ocean Group Holding Ltd. (Real Estate)	1,657,442
632,288	Sinopharm Group Co. Ltd., Class H (Health Care)	2,855,877
894,762	Sunac China Holdings Ltd. (Real Estate)	2,686,647
288,073	Sunny Optical Technology Group Co. Ltd. (Information Technology)	4,129,815
142,068	TAL Education Group ADR (Consumer Discretionary)	4,323,129
1,560,008	Tencent Holdings Ltd. (Information Technology)	65,577,961
1,536,065	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	2,045,090
736,267	TravelSky Technology Ltd., Class H (Information Technology)	2,013,188
491,254	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	2,036,836

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
260,610	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	$2,426,279
3,497,091	Want Want China Holdings Ltd. (Consumer Staples)(a)	2,314,578
44,813	Weibo Corp. ADR (Information Technology)*(a)	4,530,594
24,674	YY, Inc. ADR (Information Technology)*	1,843,641

		426,485,332

Colombia – 0.4%
3,536,124	Ecopetrol SA (Energy)	1,645,103
134,914	Grupo de Inversiones Suramericana SA (Financials)	1,901,297
519,976	Interconexion Electrica SA ESP (Utilities)	2,359,037

		5,905,437

Egypt – 0.4%
946,512	Commercial International Bank Egypt SAE GDR (Financials)	4,325,560
2,356,430	Global Telecom Holding SAE (Telecommunication Services)*	939,369

		5,264,929

Greece – 0.3%
253,522	Hellenic Telecommunications Organization SA (Telecommunication Services)	3,225,110
147,685	OPAP SA (Consumer Discretionary)	1,648,721

		4,873,831

Hong Kong – 1.0%
1,435,764	Haier Electronics Group Co. Ltd. (Consumer Discretionary)*	3,815,764
7,104,644	Sino Biopharmaceutical Ltd. (Health Care)	6,236,404
4,823,900	Sun Art Retail Group Ltd. (Consumer Staples)	4,443,946

		14,496,114

Hungary – 0.6%
33,432	MOL Hungarian Oil & Gas PLC (Energy)	3,098,510
62,332	OTP Bank PLC (Financials)	2,533,193
99,334	Richter Gedeon Nyrt (Health Care)	2,582,963

		8,214,666

India – 8.9%
263,879	Adani Ports & Special Economic Zone Ltd. (Industrials)	1,622,045
98,274	Asian Paints Ltd. (Materials)	1,796,415
55,289	Bajaj Auto Ltd. (Consumer Discretionary)	2,434,225
127,297	Bajaj Finance Ltd. (Financials)	3,548,316
30,315	Bajaj Finserv Ltd. (Financials)	2,609,552

Common Stocks – (continued)
India – (continued)
384,576	Bharat Petroleum Corp. Ltd. (Energy)	3,182,428
384,673	Bharti Airtel Ltd. (Telecommunication Services)	2,573,663
238,455	Cipla Ltd. (Health Care)	2,133,277
316,812	Dabur India Ltd. (Consumer Staples)	1,561,603
73,247	Dr. Reddy’s Laboratories Ltd. (Health Care)	2,315,557
5,014	Eicher Motors Ltd. (Industrials)	2,466,820
339,782	GAIL India Ltd. (Utilities)	2,010,747
126,276	Grasim Industries Ltd. (Materials)	2,360,925
226,389	HCL Technologies Ltd. (Information Technology)	3,064,381
67,255	Hero MotoCorp Ltd. (Consumer Discretionary)	4,203,132
705,397	Hindalco Industries Ltd. (Materials)	2,626,222
379,850	Hindustan Unilever Ltd. (Consumer Staples)	7,247,759
328,016	Housing Development Finance Corp. Ltd. (Financials)	9,117,563
1,244,220	Idea Cellular Ltd. (Telecommunication Services)	1,764,354
161,554	Indiabulls Housing Finance Ltd. (Financials)	3,071,804
229,102	Indian Oil Corp. Ltd. (Energy)	1,629,576
571,617	Infosys Ltd. (Information Technology)	8,181,318
778,847	ITC Ltd. (Consumer Staples)	3,438,800
92,397	Larsen & Toubro Ltd. (Industrials)	1,642,373
186,796	LIC Housing Finance Ltd. (Financials)	1,969,027
72,583	Mahindra & Mahindra Ltd. (Consumer Discretionary)	1,526,910
713,621	Marico Ltd. (Consumer Staples)	3,521,429
34,526	Maruti Suzuki India Ltd. (Consumer Discretionary)	4,158,863
32,710	Nestle India Ltd. (Consumer Staples)	3,643,825
618,731	NTPC Ltd. (Utilities)	1,633,302
721,364	Oil & Natural Gas Corp. Ltd. (Energy)	1,771,074
45,385	Piramal Enterprises Ltd. (Health Care)	1,926,615
876,992	Power Finance Corp. Ltd. (Financials)	1,675,066
230,002	Reliance Industries Ltd. (Energy)	5,736,895
296,396	Sun Pharmaceutical Industries Ltd. (Health Care)	2,230,867
157,061	Tata Consultancy Services Ltd. (Information Technology)	6,133,306
363,509	Tata Motors Ltd. (Consumer Discretionary)*	2,141,207
418,120	Tata Motors Ltd., Class A (Consumer Discretionary)*	1,430,770
1,757,068	Tata Power Co. Ltd. (The) (Utilities)	2,178,254

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
261,818	Tech Mahindra Ltd. (Information Technology)	$1,753,542
133,501	UPL Ltd. (Materials)	1,729,266
924,005	Vedanta Ltd. (Materials)	4,464,913
941,724	Wipro Ltd. (Information Technology)	4,406,166
87,129	Yes Bank Ltd. (Financials)	2,389,339

		133,023,491

Indonesia – 1.9%
20,551,092	Adaro Energy Tbk PT (Energy)	2,811,104
3,901,815	Astra International Tbk PT (Consumer Discretionary)	2,303,013
2,863,065	Bank Central Asia Tbk PT (Financials)	4,066,488
4,524,825	Bank Negara Indonesia Persero Tbk PT (Financials)	2,492,690
1,936,315	Bank Rakyat Indonesia Persero Tbk PT (Financials)	2,195,080
16,311,385	Kalbe Farma Tbk PT (Health Care)	2,090,576
9,192,957	Perusahaan Gas Negara Persero Tbk (Utilities)	1,460,731
13,279,265	Telekomunikasi Indonesia Persero Tbk PT (Telecommunication Services)	4,667,947
1,144,873	Unilever Indonesia Tbk PT (Consumer Staples)	4,337,680
766,121	United Tractors Tbk PT (Energy)	1,739,879

		28,165,188

Malaysia – 1.6%
2,443,629	Astro Malaysia Holdings Bhd (Consumer Discretionary)	1,533,527
227,302	British American Tobacco Malaysia Bhd (Consumer Staples)	2,351,528
1,263,500	CIMB Group Holdings Bhd (Financials)	2,094,738
4,097,300	Dialog Group Bhd (Energy)	1,966,858
3,063,119	DiGi.Com Bhd (Telecommunication Services)	3,471,607
1,321,563	Genting Bhd (Consumer Discretionary)	3,004,888
751,134	HAP Seng Consolidated Bhd (Industrials)	1,597,072
848,938	Malayan Banking Bhd (Financials)	1,880,565
432,988	Public Bank Bhd (Financials)	2,088,644
958,600	Sime Darby Bhd (Industrials)	2,020,232
1,117,800	UMW Holdings Bhd (Consumer Discretionary)*	1,591,435

		23,601,094

Mexico – 3.3%
1,548,546	Alfa SAB de CV, Class A (Industrials)	2,174,754

Common Stocks – (continued)
Mexico – (continued)
8,390,829	America Movil SAB de CV, Series L (Telecommunication Services)	7,824,582
378,181	Arca Continental SAB de CV (Consumer Staples)	2,775,446
3,516,998	Cemex SAB de CV, Series CPO (Materials)*	3,297,417
332,084	Coca-Cola Femsa SAB de CV, Series L (Consumer Staples)	2,730,234
481,302	Fomento Economico Mexicano SAB de CV (Consumer Staples)	4,831,991
989,906	Gentera SAB de CV (Financials)	1,523,509
260,768	Gruma SAB de CV, Class B (Consumer Staples)	3,836,590
129,470	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	2,649,367
1,636,784	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	3,980,206
465,494	Grupo Financiero Banorte SAB de CV, Class O (Financials)	3,184,303
722,719	Grupo Mexico SAB de CV, Series B (Materials)	2,390,038
534,013	Infraestructura Energetica Nova SAB de CV (Utilities)	2,910,851
745,837	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	1,468,846
1,633,711	Wal-Mart de Mexico SAB de CV (Consumer Staples)	3,986,483

		49,564,617

Peru – 0.2%
16,045	Credicorp Ltd. (Financials)	3,254,568

Philippines – 0.3%
55,344	Globe Telecom, Inc. (Telecommunication Services)	2,163,143
405,808	Jollibee Foods Corp. (Consumer Discretionary)	1,889,065

		4,052,208

Poland – 1.9%
58,411	Bank Pekao SA (Financials)	2,091,478
51,094	CCC SA (Consumer Discretionary)*	3,749,047
177,425	Grupa Lotos SA (Energy)*	2,922,493
96,704	Jastrzebska Spolka Weglowa SA (Materials)*	2,814,467
68,579	KGHM Polska Miedz SA (Materials)	2,420,052
1,344	LPP SA (Consumer Discretionary)	3,284,364
164,420	Polski Koncern Naftowy ORLEN SA (Energy)	5,424,838
201,016	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)*	2,063,376
178,475	Powszechny Zaklad Ubezpieczen SA (Financials)	2,422,353

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Poland – (continued)
1,268,768	Synthos SA (Materials)	$1,697,182

		28,889,650

Qatar – 0.6%
176,401	Masraf Al Rayan QSC (Financials)	1,848,183
95,719	Ooredoo QSC (Telecommunication Services)	2,302,514
351,520	Qatar Gas Transport Co. Ltd. (Energy)	1,640,185
69,382	Qatar National Bank QPSC (Financials)	2,488,511

		8,279,393

Russia – 3.1%
1,338,775	Alrosa PJSC (Materials)	1,871,865
856,630	Gazprom PJSC ADR (Energy)	3,417,954
44,065,349	Inter RAO UES PJSC (Utilities)	2,981,951
160,204	LUKOIL PJSC (Energy)	8,111,577
12,915	MMC Norilsk Nickel PJSC (Materials)	2,177,148
342,602	Mobile TeleSystems PJSC ADR (Telecommunication Services)	3,422,594
16,014	Novatek PJSC GDR (Energy)	1,692,680
1,396,544	Rostelecom PJSC (Telecommunication Services)	1,611,166
660,492	Sberbank of Russia PJSC ADR (Financials)	9,015,716
189,819	Severstal PJSC GDR (Materials)	3,001,038
423,588	Surgutneftegas OJSC ADR (Energy)	1,937,491
394,426	Surgutneftegas OJSC ADR (Energy)	1,924,799
88,601	Tatneft PJSC ADR (Energy)	3,530,750
988,565	VTB Bank PJSC GDR (Financials)	2,208,454

		46,905,183

South Africa – 6.3%
55,861	Anglo American Platinum Ltd. (Materials)*	1,514,984
215,320	AngloGold Ashanti Ltd. (Materials)	2,181,114
162,252	Barclays Africa Group Ltd. (Financials)(a)	1,852,276
160,632	Bidvest Group Ltd. (The) (Industrials)(a)	2,118,896
43,460	Capitec Bank Holdings Ltd. (Financials)	3,011,020
320,005	Coronation Fund Managers Ltd. (Financials)	1,732,052
345,180	Exxaro Resources Ltd. (Energy)	3,475,569
836,188	FirstRand Ltd. (Financials)(a)	3,572,496
499,481	Fortress Income Fund Ltd. REIT (Real Estate)	1,514,487
1,613,446	Fortress Income Fund Ltd., Class A REIT (Real Estate)	2,177,330

Common Stocks – (continued)
South Africa – (continued)
135,049	Foschini Group Ltd. (The) (Consumer Discretionary)	1,592,534
621,341	Gold Fields Ltd. (Materials)(a)	2,772,670
1,104,478	Growthpoint Properties Ltd. REIT (Real Estate)(a)	2,137,151
193,502	Liberty Holdings Ltd. (Financials)(a)	1,542,359
740,042	Life Healthcare Group Holdings Ltd. (Health Care)	1,501,436
223,346	Massmart Holdings Ltd. (Consumer Staples)(a)	2,090,577
84,943	Mondi Ltd. (Materials)	2,318,213
194,293	Mr Price Group Ltd. (Consumer Discretionary)	2,709,414
199,685	MTN Group Ltd. (Telecommunication Services)(a)	1,985,404
81,214	Naspers Ltd., Class N (Consumer Discretionary)	18,376,452
851,414	Netcare Ltd. (Health Care)	1,579,349
701,727	Pick n Pay Stores Ltd. (Consumer Staples)	3,454,241
2,539,551	Redefine Properties Ltd. REIT (Real Estate)	2,082,832
159,850	Resilient REIT Ltd. REIT (Real Estate)(a)	1,538,053
523,641	Sappi Ltd. (Materials)	3,521,156
178,840	Shoprite Holdings Ltd. (Consumer Staples)	3,101,269
117,024	SPAR Group Ltd. (The) (Consumer Staples)	1,522,055
276,141	Standard Bank Group Ltd. (Financials)	3,557,168
567,652	Steinhoff International Holdings NV (Consumer Discretionary)	2,745,344
530,750	Telkom SA SOC Ltd. (Telecommunication Services)	2,562,791
57,937	Tiger Brands Ltd. (Consumer Staples)	1,796,392
312,264	Vodacom Group Ltd. (Telecommunication Services)	4,362,687
406,165	Woolworths Holdings Ltd. (Consumer Discretionary)(a)	1,854,343

		93,854,114

South Korea – 14.5%
14,515	Amorepacific Corp. (Consumer Staples)	3,707,272
27,606	AMOREPACIFIC Group (Consumer Staples)	3,280,599
25,773	BGF retail Co. Ltd. (Consumer Staples)	2,084,514
175,248	BNK Financial Group, Inc. (Financials)	1,532,410
16,423	Celltrion, Inc. (Health Care)*	1,676,381
6,543	CJ CheilJedang Corp (Consumer Staples)	2,103,439

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
22,681	CJ E&M Corp. (Consumer Discretionary)	$1,528,695
41,723	Coway Co. Ltd. (Consumer Discretionary)	3,655,758
221,848	DGB Financial Group, Inc. (Financials)	2,164,179
45,223	Dongbu Insurance Co. Ltd. (Financials)	3,015,936
11,324	E-MART, Inc. (Consumer Staples)	2,249,535
41,547	GS Holdings Corp. (Energy)	2,601,293
99,407	Hana Financial Group, Inc. (Financials)	4,319,744
46,456	Hankook Tire Co. Ltd. (Consumer Discretionary)	2,430,741
18,050	Hanssem Co. Ltd. (Consumer Discretionary)	2,721,266
51,646	Hanwha Chemical Corp. (Materials)	1,619,090
45,038	Hanwha Corp. (Industrials)	1,963,123
365,522	Hanwha Life Insurance Co. Ltd. (Financials)	2,372,846
26,476	Hotel Shilla Co. Ltd. (Consumer Discretionary)	1,453,409
12,684	Hyosung Corp. (Materials)	1,782,914
29,368	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	2,515,918
56,634	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	2,320,407
13,628	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	2,852,260
15,416	Hyundai Motor Co. (Consumer Discretionary)	1,920,848
33,579	Hyundai Steel Co. (Materials)	1,718,259
182,598	Industrial Bank of Korea (Financials)	2,420,929
113,609	KB Financial Group, Inc. (Financials)	5,581,712
116,216	Kia Motors Corp. (Consumer Discretionary)	3,653,651
84,849	Korea Electric Power Corp. (Utilities)	3,228,115
76,676	Korea Gas Corp. (Utilities)*	3,080,368
37,028	Korea Investment Holdings Co. Ltd. (Financials)	2,157,449
100,414	KT Corp. (Telecommunication Services)	3,153,755
28,232	KT&G Corp. (Consumer Staples)	2,866,765
7,023	LG Chem Ltd. (Materials)	2,360,515
34,062	LG Corp. (Industrials)	2,537,432
55,160	LG Electronics, Inc. (Consumer Discretionary)	3,986,822
5,223	LG Household & Health Care Ltd. (Consumer Staples)	4,446,683
5,468	Lotte Chemical Corp. (Materials)	1,937,270
9,956	NAVER Corp (Information Technology)	6,666,176
7,485	NCSoft Corp. (Information Technology)	2,552,308
17,496	OCI Co. Ltd. (Materials)	1,525,237
19,578	POSCO (Materials)	5,964,032

Common Stocks – (continued)
South Korea – (continued)
35,500	S-1 Corp. (Industrials)	2,824,007
18,814	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	1,685,185
27,292	Samsung Electronics Co. Ltd. (Information Technology)	56,055,580
8,762	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	2,148,539
20,831	Samsung Life Insurance Co. Ltd. (Financials)	2,133,718
62,992	Samsung Securities Co. Ltd. (Financials)	2,041,821
98,776	Shinhan Financial Group Co. Ltd. (Financials)	4,555,119
8,115	SK Holdings Co. Ltd. (Industrials)	1,925,117
160,239	SK Hynix, Inc. (Information Technology)	9,748,488
15,703	SK Innovation Co. Ltd. (Energy)	2,625,058
20,217	SK Telecom Co. Ltd. (Telecommunication Services)	4,545,060
25,787	S-Oil Corp. (Energy)	2,870,050
236,955	Woori Bank (Financials)	3,908,623
7,642	Yuhan Corp. (Health Care)	1,531,653

		216,308,073

Taiwan – 11.1%
2,296,623	Advanced Semiconductor Engineering, Inc. (Information Technology)	2,770,041
350,388	Advantech Co. Ltd. (Information Technology)	2,583,297
1,762,425	Asia Cement Corp. (Materials)	1,597,214
237,171	Asustek Computer, Inc. (Information Technology)	1,964,702
3,687,134	AU Optronics Corp. (Information Technology)	1,514,976
115,610	Catcher Technology Co. Ltd. (Information Technology)	1,471,031
1,868,164	Cathay Financial Holding Co. Ltd. (Financials)	3,048,712
822,666	Chailease Holding Co. Ltd. (Financials)	2,240,735
2,893,653	Chang Hwa Commercial Bank Ltd. (Financials)	1,582,069
3,454,437	China Steel Corp. (Materials)	2,895,963
954,844	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	3,322,132
3,750,615	Compal Electronics, Inc. (Information Technology)	2,696,854
4,781,576	CTBC Financial Holding Co. Ltd. (Financials)	3,097,512
376,478	Delta Electronics, Inc. (Information Technology)	2,064,585
2,923,737	E.Sun Financial Holding Co. Ltd. (Financials)	1,801,965

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
707,786	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	$1,716,755
668,851	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	3,169,280
3,278,639	First Financial Holding Co. Ltd. (Financials)	2,129,339
730,251	Formosa Chemicals & Fibre Corp. (Materials)	2,296,326
673,431	Formosa Petrochemical Corp. (Energy)	2,376,500
843,244	Formosa Plastics Corp. (Materials)	2,623,699
1,603,333	Fubon Financial Holding Co. Ltd. (Financials)	2,576,681
129,852	General Interface Solution Holding Ltd. (Information Technology)	1,555,436
3,919,903	Hon Hai Precision Industry Co. Ltd. (Information Technology)	15,261,891
2,814,461	Hua Nan Financial Holdings Co. Ltd. (Financials)	1,571,413
3,356,205	Innolux Corp. (Information Technology)	1,634,786
24,796	Largan Precision Co. Ltd. (Information Technology)	4,790,108
1,093,130	Lite-On Technology Corp. (Information Technology)	1,617,292
2,373,702	Mega Financial Holding Co. Ltd. (Financials)	1,907,362
937,624	Nan Ya Plastics Corp. (Materials)	2,367,439
702,181	Nanya Technology Corp. (Information Technology)	1,505,388
245,625	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	2,641,085
506,623	Pegatron Corp. (Information Technology)	1,594,791
169,753	Phison Electronics Corp. (Information Technology)	2,289,323
1,262,073	Pou Chen Corp. (Consumer Discretionary)	1,637,236
616,696	President Chain Store Corp. (Consumer Staples)	5,159,738
799,977	Quanta Computer, Inc. (Information Technology)	1,821,081
4,854,405	SinoPac Financial Holdings Co Ltd. (Financials)*	1,560,281
1,230,777	Standard Foods Corp. (Consumer Staples)	3,144,336
8,310,359	Taiwan Business Bank (Financials)	2,296,577
3,096,196	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	1,631,251
665,250	Taiwan Mobile Co. Ltd. (Telecommunication Services)	2,380,695
6,701,099	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	48,072,764

Common Stocks – (continued)
Taiwan – (continued)
2,481,061	Uni-President Enterprises Corp. (Consumer Staples)	5,277,979
2,493,735	Wistron Corp. (Information Technology)	2,354,997

		165,613,617

Thailand – 1.0%
332,116	Advanced Info Service PCL NVDR (Telecommunication Services)	1,875,373
1,041,077	CP ALL PCL NVDR (Consumer Staples)	1,943,887
353,000	Electricity Generating PCL NVDR (Utilities)	2,487,637
5,775,400	Home Product Center PCL NVDR (Consumer Discretionary)	1,739,316
246,357	PTT PCL NVDR (Energy)	2,960,291
353,179	Siam Commercial Bank PCL (The) NVDR (Financials)	1,600,766
679,800	Thai Oil PCL NVDR (Energy)	1,929,563

		14,536,833

Turkey – 1.1%
255,286	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	1,996,415
208,446	BIM Birlesik Magazalar AS (Consumer Staples)	4,618,650
803,159	Eregli Demir ve Celik Fabrikalari TAS (Materials)	1,912,200
545,889	Haci Omer Sabanci Holding AS (Financials)	1,675,985
1,180,359	Petkim Petrokimya Holding AS (Materials)(a)	2,133,334
64,373	Tupras Turkiye Petrol Rafinerileri AS (Energy)	2,187,065
904,284	Turkiye Is Bankasi, Class C (Financials)	1,961,764

		16,485,413

United Arab Emirates – 0.6%
2,932,620	Aldar Properties PJSC (Real Estate)	1,844,315
1,394,897	DAMAC Properties Dubai Co. PJSC (Real Estate)	1,534,231
961,676	Dubai Islamic Bank PJSC (Financials)	1,594,459
783,344	Emaar Properties PJSC (Real Estate)	1,812,753
503,849	Emirates Telecommunications Group Co. PJSC (Telecommunication Services)	2,469,108

		9,254,866

United States – 0.4%
162,440	Yum China Holdings, Inc. (Consumer Discretionary)*	5,743,878

TOTAL COMMON STOCKS
(Cost $1,146,346,032)		$1,420,830,899

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Preferred Stocks – 4.4%
Brazil – 2.8%
786,698	Banco Bradesco SA (Financials)	$8,395,913
240,680	Braskem SA, Class A (Materials)	2,915,131
164,597	Cia Brasileira de Distribuicao (Consumer Staples)*	3,765,939
706,795	Gerdau SA (Materials)	2,661,895
930,049	Itau Unibanco Holding SA (Financials)	11,926,926
764,384	Itausa – Investimentos Itau SA (Financials)	2,477,941
788,195	Petroleo Brasileiro SA (Energy)*	3,419,365
194,819	Telefonica Brasil SA (Telecommunication Services)	3,024,030
328,081	Vale SA (Materials)	3,396,081

		41,983,221

Chile – 0.2%
526,450	Embotelladora Andina SA, Class B (Consumer Staples)	2,480,708

Russia – 0.1%
494	Transneft PJSC (Energy)	1,516,238

South Korea – 1.3%
28,133	Amorepacific Corp. (Consumer Staples)	4,278,831
22,766	Hyundai Motor Co. (Consumer Discretionary)	1,946,295
6,933	LG Household & Health Care Ltd. (Consumer Staples)	3,689,074
5,382	Samsung Electronics Co. Ltd. (Information Technology)	8,997,047

		18,911,247

TOTAL PREFERRED STOCKS
(Cost $47,932,768)		$64,891,414

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,194,278,800)		$1,485,722,313

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle – 1.8%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
26,893,134	0.93%	$26,893,134
(Cost $26,893,134)

TOTAL INVESTMENTS – 101.5%
(Cost $1,221,171,934)		$1,512,615,447

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(21,932,665)

NET ASSETS – 100.0%		$1,490,682,782

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Security is currently in default and/or non-income producing.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,205,599, which represents approximately 0.3% of net assets as of August 31, 2017.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

August 31, 2017

Shares	Description	Value
Common Stocks – 98.5%
Australia – 0.3%
6,364	BHP Billiton PLC (Materials)	$121,078

Austria – 0.6%
792	ANDRITZ AG (Industrials)	43,041
906	Erste Group Bank AG (Financials)*	38,233
1,603	OMV AG (Energy)	92,031
2,576	Raiffeisen Bank International AG (Financials)*	84,406
562	voestalpine AG (Materials)	29,125

		286,836

Belgium – 1.2%
531	Ageas (Financials)	24,627
1,746	Anheuser-Busch InBev SA/NV (Consumer Staples)	206,585
489	Colruyt SA (Consumer Staples)	27,136
555	Groupe Bruxelles Lambert SA (Financials)	56,423
317	KBC Group NV (Financials)	26,016
657	Proximus SADP (Telecommunication Services)	23,132
258	Solvay SA (Materials)	37,376
814	Telenet Group Holding NV (Consumer Discretionary)*	55,037
204	UCB SA (Health Care)	14,040
782	Umicore SA (Materials)	58,340

		528,712

Chile – 0.1%
2,369	Antofagasta PLC (Materials)	31,594

Denmark – 2.9%
1,391	Carlsberg A/S, Class B (Consumer Staples)	159,424
455	Chr Hansen Holding A/S (Materials)	39,093
1,091	Coloplast A/S, Class B (Health Care)	89,203
2,333	Danske Bank A/S (Financials)	90,546
779	DSV A/S (Industrials)	55,163
479	H Lundbeck A/S (Health Care)	30,466
1,478	ISS A/S (Industrials)	57,433
9,292	Novo Nordisk A/S, Class B (Health Care)	442,621
259	Novozymes A/S, Class B (Materials)	13,157
903	Pandora A/S (Consumer Discretionary)	95,844
8,428	TDC A/S (Telecommunication Services)	50,143
1,052	Tryg A/S (Financials)	24,282
691	Vestas Wind Systems A/S (Industrials)	62,849
1,978	William Demant Holding A/S (Health Care)*	52,264

		1,262,488

Finland – 1.5%
800	Elisa OYJ (Telecommunication Services)	34,906
1,910	Fortum OYJ (Utilities)	34,244
623	Kone OYJ, Class B (Industrials)	33,761
943	Metso OYJ (Industrials)	31,212
1,855	Neste OYJ (Energy)	81,688
3,507	Nokia OYJ (Information Technology)	21,702
3,152	Orion OYJ, Class B (Health Care)	149,072
764	Sampo OYJ, Class A (Financials)	40,275

Common Stocks – (continued)
Finland – (continued)
2,593	Stora Enso OYJ, Class R (Materials)	34,034
6,574	UPM-Kymmene OYJ (Materials)	170,854
686	Wartsila OYJ Abp (Industrials)	47,263

		679,011

France – 18.0%
241	Aeroports de Paris (Industrials)	42,936
801	Air Liquide SA (Materials)	97,659
1,049	Airbus SE (Industrials)	88,062
405	Alstom SA (Industrials)	14,385
2,137	Arkema SA (Materials)	231,913
3,049	Atos SE (Information Technology)	469,794
8,025	AXA SA (Financials)	232,560
5,095	BNP Paribas SA (Financials)	387,131
3,582	Bollore SA (Industrials)	16,617
706	Bouygues SA (Industrials)	31,975
1,559	Bureau Veritas SA (Industrials)	37,024
1,427	Capgemini SE (Information Technology)	158,001
3,710	Carrefour SA (Consumer Staples)	74,719
1,479	Cie de Saint-Gobain (Industrials)	81,017
764	Cie Generale des Etablissements Michelin (Consumer Discretionary)	104,003
4,200	CNP Assurances (Financials)	97,371
11,872	Credit Agricole SA (Financials)	209,037
3,035	Danone SA (Consumer Staples)	238,690
19	Dassault Aviation SA (Industrials)	28,989
1,086	Dassault Systemes (Information Technology)	106,842
2,080	Eiffage SA (Industrials)	214,649
1,919	Engie SA (Utilities)	31,987
1,113	Essilor International SA (Health Care)	140,330
1,432	Eurazeo SA (Financials)	118,307
1,364	Eutelsat Communications SA (Consumer Discretionary)	39,593
396	Fonciere Des Regions REIT (Real Estate)	39,109
231	Gecina SA REIT (Real Estate)	35,950
847	Hermes International (Consumer Discretionary)	447,409
291	ICADE REIT (Real Estate)	25,830
64	Iliad SA (Telecommunication Services)	16,508
578	Imerys SA (Materials)	50,783
262	Ingenico Group SA (Information Technology)	25,978
1,562	Ipsen SA (Health Care)	209,570
259	Kering (Consumer Discretionary)	97,089
855	Klepierre SA REIT (Real Estate)	34,409
1,390	Lagardere SCA (Consumer Discretionary)	44,603
1,368	Legrand SA (Industrials)	95,763
1,522	L’Oreal SA (Consumer Staples)	320,916
1,148	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	300,610
5,140	Natixis SA (Financials)	38,548
2,607	Orange SA (Telecommunication Services)	44,245
759	Pernod Ricard SA (Consumer Staples)	103,592
9,309	Peugeot SA (Consumer Discretionary)	196,281

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
1,121	Publicis Groupe SA (Consumer Discretionary)	$75,567
570	Remy Cointreau SA (Consumer Staples)	65,009
5,428	Rexel SA (Industrials)	80,989
505	Safran SA (Industrials)	48,986
5,346	Sanofi (Health Care)	519,019
2,039	Schneider Electric SE (Industrials)*	164,189
1,946	SCOR SE (Financials)	81,439
982	SEB SA (Consumer Discretionary)	178,160
570	Societe BIC SA (Industrials)	68,411
4,869	Societe Generale SA (Financials)	272,245
488	Sodexo SA (Consumer Discretionary)	56,875
2,365	Suez (Utilities)	44,805
794	Thales SA (Industrials)	87,791
7,257	TOTAL SA (Energy)	374,837
183	Unibail-Rodamco SE REIT (Real Estate)	46,462
542	Valeo SA (Consumer Discretionary)	36,201
1,780	Veolia Environnement SA (Utilities)	41,711
2,325	Vinci SA (Industrials)	213,810
790	Vivendi SA (Consumer Discretionary)	18,104
351	Wendel SA (Financials)	55,564

		7,950,958

Germany – 13.0%
2,007	adidas AG (Consumer Discretionary)	449,903
1,690	Allianz SE (Financials)	361,161
508	Axel Springer SE (Consumer Discretionary)	31,406
2,764	BASF SE (Materials)	267,391
3,582	Bayer AG (Health Care)	457,803
252	Bayerische Motoren Werke AG (Consumer Discretionary)	23,369
1,788	Beiersdorf AG (Consumer Staples)	190,637
495	Brenntag AG (Industrials)	26,197
1,130	CECONOMY AG (Consumer Discretionary)	12,362
204	Continental AG (Consumer Discretionary)	45,973
2,039	Covestro AG (Materials)(a)	160,019
1,478	Daimler AG (Consumer Discretionary)	107,593
926	Deutsche Boerse AG (Financials)	98,852
8,782	Deutsche Lufthansa AG (Industrials)	219,990
8,331	Deutsche Post AG (Industrials)	345,130
10,552	Deutsche Telekom AG (Telecommunication Services)	190,186
1,126	Deutsche Wohnen SE (Real Estate)	47,765
1,370	E.ON SE (Utilities)	15,465
633	Evonik Industries AG (Materials)	20,493
576	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	56,764
983	Fresenius Medical Care AG & Co KGaA (Health Care)	91,742
1,698	Fresenius SE & Co KGaA (Health Care)	143,513
283	Hannover Rueck SE (Financials)	34,251
741	HeidelbergCement AG (Materials)	71,051
453	Henkel AG & Co KGaA (Consumer Staples)	54,773
411	HOCHTIEF AG (Industrials)	72,343

Common Stocks – (continued)
Germany – (continued)
2,878	HUGO BOSS AG (Consumer Discretionary)	243,314
3,376	Infineon Technologies AG (Information Technology)	77,746
291	Innogy SE (Utilities)(a)	12,810
1,035	LANXESS AG (Materials)	77,091
212	Linde AG (Materials)	40,592
437	MAN SE (Industrials)	48,999
1,006	Merck KGaA (Health Care)	110,346
1,130	METRO AG (Consumer Staples)*	22,060
714	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	147,195
389	OSRAM Licht AG (Industrials)	31,902
1,380	ProSiebenSat.1 Media SE (Consumer Discretionary)	46,234
4,355	RWE AG (Utilities)*	108,498
4,515	SAP SE (Information Technology)	472,910
2,440	Siemens AG (Industrials)	318,520
590	Symrise AG (Materials)	43,069
3,680	Telefonica Deutschland Holding AG (Telecommunication Services)	19,890
2,856	TUI AG (Consumer Discretionary)	48,136
883	United Internet AG (Information Technology)	52,333
1,330	Vonovia SE (Real Estate)	56,142
3,517	Zalando SE (Consumer Discretionary)*(a)	166,355

		5,740,274

Ireland – 0.5%
4,982	Bank of Ireland Group PLC (Financials)*	41,461
2,509	CRH PLC (Materials)	87,505
897	Kerry Group PLC, Class A (Consumer Staples)	83,428

		212,394

Italy – 3.7%
4,883	Assicurazioni Generali SpA (Financials)	87,313
1,396	Atlantia SpA (Industrials)	44,812
22,711	Enel SpA (Utilities)	137,301
4,068	Eni SpA (Energy)	63,696
1,477	Ferrari NV (Consumer Discretionary)	168,752
81	GEDI Gruppo Editoriale SpA (Consumer Discretionary)*	69
7,790	Intesa Sanpaolo SpA (Financials)	26,266
7,707	Leonardo SpA (Industrials)	130,204
3,315	Luxottica Group SpA (Consumer Discretionary)	190,557
2,693	Poste Italiane SpA (Financials)(a)	19,546
6,239	Prysmian SpA (Industrials)	195,971
1,949	Recordati SpA (Health Care)	83,372
36,912	Saipem SpA (Energy)*	136,832
7,952	Snam SpA (Energy)	38,668
126,349	Telecom Italia SpA (Telecommunication Services)*	120,849

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
148,311	Telecom Italia SpA-RSP (Telecommunication Services)	$115,053
7,311	Terna Rete Elettrica Nazionale SpA (Utilities)	43,112
838	UniCredit SpA (Financials)*	17,027
9,994	UnipolSai Assicurazioni SpA (Financials)	22,659

		1,642,059

Jersey Island – 0.0%
220	Randgold Resources Ltd. (Materials)	22,423

Luxembourg – 0.4%
1,853	ArcelorMittal (Materials)*	49,436
22	Eurofins Scientific SE (Health Care)	12,558
287	Millicom International Cellular SA (Telecommunication Services)	17,879
1,077	RTL Group SA (Consumer Discretionary)	81,628
461	SES SA (Consumer Discretionary)	10,526
724	Tenaris SA (Energy)	9,666

		181,693

Mexico – 0.1%
1,537	Fresnillo PLC (Materials)	32,005

Netherlands – 5.6%
1,003	ABN AMRO Group NV (Financials)(a)	28,071
675	Akzo Nobel NV (Materials)	61,633
531	Altice NV, Class A (Consumer Discretionary)*	12,228
873	ASML Holding NV (Information Technology)	135,447
2,807	Boskalis Westminster (Industrials)	91,607
1,802	EXOR NV (Financials)	115,475
960	Gemalto NV (Information Technology)	51,812
1,493	Heineken Holding NV (Consumer Staples)	147,221
1,144	Heineken NV (Consumer Staples)	119,866
12,565	ING Groep NV (Financials)	222,584
8,853	Koninklijke Ahold Delhaize NV (Consumer Staples)	158,932
1,054	Koninklijke DSM NV (Materials)	79,860
11,935	Koninklijke KPN NV (Telecommunication Services)	42,157
5,166	Koninklijke Philips NV (Health Care)	195,188
488	Koninklijke Vopak NV (Energy)	20,629
2,425	NN Group NV (Financials)	96,107
673	NXP Semiconductors NV (Information Technology)*	76,022
3,152	Randstad Holding NV (Industrials)	184,017
10,806	Royal Dutch Shell PLC, Class A (Energy)	296,165
8,974	Royal Dutch Shell PLC, Class B (Energy)	249,828
2,060	Wolters Kluwer NV (Industrials)	89,871

		2,474,720

Common Stocks – (continued)
Norway – 1.3%
2,685	DNB ASA (Financials)	52,286
2,131	Gjensidige Forsikring ASA (Financials)	37,197
3,863	Marine Harvest ASA (Consumer Staples)*	76,517
8,625	Norsk Hydro ASA (Materials)	62,084
3,975	Orkla ASA (Consumer Staples)	40,696
4,863	Schibsted ASA, Class A (Consumer Discretionary)	117,827
5,287	Schibsted ASA, Class B (Consumer Discretionary)	120,964
1,989	Telenor ASA (Telecommunication Services)	40,164
274	Yara International ASA (Materials)	11,175

		558,910

Portugal – 0.7%
43,890	EDP – Energias de Portugal SA (Utilities)	168,283
1,792	Galp Energia SGPS SA (Energy)	29,635
5,866	Jeronimo Martins SGPS SA (Consumer Staples)	116,886

		314,804

South Africa – 0.4%
1,832	Investec PLC (Financials)	13,928
9,489	Mediclinic International PLC (Health Care)	93,476
2,581	Mondi PLC (Materials)	70,273

		177,677

Spain – 5.0%
1,790	Abertis Infraestructuras SA (Industrials)	36,178
3,639	ACS Actividades de Construccion y Servicios SA (Industrials)	137,407
494	Aena SA (Industrials)(a)	96,349
2,075	Amadeus IT Group SA (Information Technology)	128,455
16,190	Banco Bilbao Vizcaya Argentaria SA (Financials)	142,861
19,504	Banco de Sabadell SA (Financials)	42,829
54,459	Banco Santander SA (Financials)	353,450
4,634	Bankia SA (Financials)	22,528
2,165	Bankinter SA (Financials)	20,617
11,130	CaixaBank SA (Financials)	57,402
21,625	Distribuidora Internacional de Alimentacion SA (Consumer Staples)	136,674
1,317	Enagas SA (Energy)	38,761
2,715	Endesa SA (Utilities)	65,413
1,323	Ferrovial SA (Industrials)	30,113
1,604	Gas Natural SDG SA (Utilities)	38,941
1,709	Grifols SA (Health Care)	48,256
23,227	Iberdrola SA (Utilities)	189,463
5,926	Industria de Diseno Textil SA (Consumer Discretionary)	224,855
17,078	Mapfre SA (Financials)	60,364
1,807	Red Electrica Corp. SA (Utilities)	40,528
10,713	Repsol SA (Energy)	183,790

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
8,427	Telefonica SA (Telecommunication Services)	$90,761

		2,185,995

Sweden – 4.0%
1,290	Alfa Laval AB (Industrials)	29,181
3,260	Assa Abloy AB, Class B (Industrials)	70,384
2,074	Atlas Copco AB, Class A (Industrials)	81,163
1,433	Atlas Copco AB, Class B (Industrials)	51,072
2,009	Boliden AB (Materials)	70,187
1,663	Electrolux AB, Series B (Consumer Discretionary)	60,377
829	Essity AB, Class B (Consumer Staples)*	22,982
2,965	Getinge AB, Class B (Health Care)(b)	54,997
8,662	Hennes & Mauritz AB, Class B (Consumer Discretionary)	218,799
1,326	Hexagon AB, Class B (Information Technology)	64,972
4,259	Husqvarna AB, Class B (Consumer Discretionary)	42,899
735	ICA Gruppen AB (Consumer Staples)	29,262
2,465	Industrivarden AB, Class C (Financials)	58,300
1,733	Investor AB, Class B (Financials)	80,929
537	Kinnevik AB, Class B (Financials)	16,136
821	L E Lundbergforetagen AB, Class B (Financials)	63,504
7,305	Nordea Bank AB (Financials)	98,136
3,913	Sandvik AB (Industrials)	64,566
3,583	Securitas AB, Class B (Industrials)	58,806
4,608	Skandinaviska Enskilda Banken AB, Class A (Financials)	59,878
1,704	Skanska AB, Class B (Industrials)	38,438
1,079	SKF AB, Class B (Industrials)	21,533
829	Svenska Cellulosa AB SCA, Class B (Materials)	6,902
2,409	Svenska Handelsbanken AB, Class A (Financials)	35,965
2,635	Swedbank AB, Class A (Financials)	71,129
3,303	Swedish Match AB (Consumer Staples)	117,595
2,276	Tele2 AB, Class B (Telecommunication Services)	26,457
7,417	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	43,408
7,209	Telia Co. AB (Telecommunication Services)	34,336
4,016	Volvo AB, Class B (Industrials)	68,487

		1,760,780

Switzerland – 14.9%
6,778	ABB Ltd. (Industrials)	156,578
876	Adecco Group AG (Industrials)	63,353
305	Baloise Holding AG (Financials)	48,464
54	Barry Callebaut AG (Consumer Staples)*	77,544
10	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	57,232

Common Stocks – (continued)
Switzerland – (continued)
952	Cie Financiere Richemont SA (Consumer Discretionary)	84,947
6,250	Coca-Cola HBC AG (Consumer Staples)*	212,933
865	Credit Suisse Group AG (Financials)*	12,691
121	Dufry AG (Consumer Discretionary)*	18,610
221	EMS-Chemie Holding AG (Materials)	150,745
2,389	Ferguson PLC (Industrials)	141,696
181	Geberit AG (Industrials)	82,514
24	Givaudan SA (Materials)	48,949
95,240	Glencore PLC (Materials)*	441,184
359	Julius Baer Group Ltd. (Financials)*	20,023
1,439	Kuehne + Nagel International AG (Industrials)	260,098
482	LafargeHolcim Ltd. (Materials)*	28,263
362	Lonza Group AG (Health Care)*	91,461
13,150	Nestle SA (Consumer Staples)	1,113,166
8,840	Novartis AG (Health Care)	744,179
1,012	Pargesa Holding SA (Financials)	81,824
412	Partners Group Holding AG (Financials)	266,664
3,116	Roche Holding AG (Health Care)	789,538
202	Schindler Holding AG (Industrials)	42,355
269	Schindler Holding AG Participation Certificates (Industrials)	57,495
75	SGS SA (Industrials)	167,248
17	Sika AG (Materials)	120,291
388	Sonova Holding AG (Health Care)	65,447
8,905	STMicroelectronics NV (Information Technology)	154,096
239	Straumann Holding AG (Health Care)	152,826
174	Swatch Group AG (The) – Bearer (Consumer Discretionary)	69,310
714	Swatch Group AG (The) – Registered (Consumer Discretionary)	55,240
445	Swiss Life Holding AG (Financials)*	158,922
476	Swiss Prime Site AG (Real Estate)*	42,994
1,452	Swiss Re AG (Financials)	131,224
85	Swisscom AG (Telecommunication Services)	42,774
8,824	UBS Group AG (Financials)*	145,077
339	Vifor Pharma AG (Health Care)	34,182
393	Zurich Insurance Group AG (Financials)	117,327

		6,549,464

United Kingdom – 23.6%
15,198	3i Group PLC (Financials)	189,861
9,040	Admiral Group PLC (Financials)	224,932
14,951	Anglo American PLC (Materials)	270,193
1,839	Ashtead Group PLC (Industrials)	39,407
1,390	Associated British Foods PLC (Consumer Staples)	59,500
5,135	AstraZeneca PLC (Health Care)	300,464
31,563	Auto Trader Group PLC (Information Technology)(a)	143,730
4,745	Aviva PLC (Financials)	31,947
1,347	Babcock International Group PLC (Industrials)	14,102

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
9,974	BAE Systems PLC (Industrials)	$78,076
32,972	Barclays PLC (Financials)	81,191
13,003	Barratt Developments PLC (Consumer Discretionary)	104,635
48,372	BP PLC (Energy)	277,461
7,960	British American Tobacco PLC (Consumer Staples)	495,509
1,807	British Land Co. PLC (The) REIT (Real Estate)	14,238
10,731	BT Group PLC (Telecommunication Services)	40,452
1,694	Bunzl PLC (Industrials)	50,423
10,536	Burberry Group PLC (Consumer Discretionary)	243,964
1,861	Capita PLC (Industrials)	15,551
28,622	Centrica PLC (Utilities)	73,725
3,819	CNH Industrial NV (Industrials)	43,270
569	Coca-Cola European Partners PLC (Consumer Staples)	24,333
8,844	Compass Group PLC (Consumer Discretionary)	188,261
2,518	ConvaTec Group PLC (Health Care)*(a)	9,309
1,464	Croda International PLC (Materials)	72,477
659	DCC PLC (Industrials)	59,823
9,162	Diageo PLC (Consumer Staples)	306,004
4,463	Direct Line Insurance Group PLC (Financials)	21,859
7,208	Dixons Carphone PLC (Consumer Discretionary)	16,105
4,089	Experian PLC (Industrials)	81,878
15,704	Fiat Chrysler Automobiles NV (Consumer Discretionary)*	236,182
4,401	G4S PLC (Industrials)	16,077
7,062	GKN PLC (Consumer Discretionary)	29,019
20,032	GlaxoSmithKline PLC (Health Care)	395,831
2,983	Hammerson PLC REIT (Real Estate)	21,563
12,191	Hargreaves Lansdown PLC (Financials)	219,922
71,914	HSBC Holdings PLC (Financials)	695,449
2,619	IMI PLC (Industrials)	38,303
4,285	Imperial Brands PLC (Consumer Staples)	176,714
841	Inmarsat PLC (Telecommunication Services)	7,932
1,269	InterContinental Hotels Group PLC (Consumer Discretionary)	63,052
15,852	International Consolidated Airlines Group SA (Industrials)	125,272
1,040	Intertek Group PLC (Industrials)	68,479
5,218	Intu Properties PLC REIT (Real Estate)	16,729
4,205	ITV PLC (Consumer Discretionary)	8,594
50,537	J Sainsbury PLC (Consumer Staples)	153,421
1,079	Johnson Matthey PLC (Materials)	38,429
29,787	Kingfisher PLC (Consumer Discretionary)	114,724
1,252	Land Securities Group PLC REIT (Real Estate)	16,294
12,257	Legal & General Group PLC (Financials)	41,095
62,480	Lloyds Banking Group PLC (Financials)	51,381

Common Stocks – (continued)
United Kingdom – (continued)
784	London Stock Exchange Group PLC (Financials)	39,904
26,826	Marks & Spencer Group PLC (Consumer Discretionary)(b)	110,475
3,656	Meggitt PLC (Industrials)	24,403
6,526	Merlin Entertainments PLC (Consumer Discretionary)(a)	38,791
8,349	National Grid PLC (Utilities)	104,859
2,573	Next PLC (Consumer Discretionary)	136,894
5,714	Old Mutual PLC (Financials)	15,278
1,764	Persimmon PLC (Consumer Discretionary)	60,439
9,689	Petrofac Ltd. (Energy)	52,236
3,038	Provident Financial PLC (Financials)(b)	34,566
6,359	Prudential PLC (Financials)	148,760
2,534	Reckitt Benckiser Group PLC (Consumer Staples)	239,403
4,744	RELX NV (Industrials)	99,464
6,906	RELX PLC (Industrials)	150,477
4,107	Rio Tinto PLC (Materials)	198,268
2,231	Rolls-Royce Holdings PLC (Industrials)*	26,275
30,556	Royal Mail PLC (Industrials)	155,208
6,417	RSA Insurance Group PLC (Financials)	55,110
21,860	Sage Group PLC (The) (Information Technology)	195,061
333	Schroders PLC (Financials)	14,452
9,941	Segro PLC REIT (Real Estate)	68,915
1,706	Severn Trent PLC (Utilities)	49,879
3,414	Sky PLC (Consumer Discretionary)	42,055
6,901	Smith & Nephew PLC (Health Care)	124,225
2,953	Smiths Group PLC (Industrials)	58,789
3,253	SSE PLC (Utilities)	59,731
2,024	St James’s Place PLC (Financials)	30,071
6,109	Standard Chartered PLC (Financials)*	60,612
2,319	Standard Life Aberdeen PLC (Financials)	12,837
8,145	Tate & Lyle PLC (Consumer Staples)	71,735
10,553	Taylor Wimpey PLC (Consumer Discretionary)	27,264
74,710	Tesco PLC (Consumer Staples)*	174,148
6,182	Unilever NV (Consumer Staples)	367,562
6,406	Unilever PLC (Consumer Staples)	373,019
3,976	United Utilities Group PLC (Utilities)	46,622
76,923	Vodafone Group PLC (Telecommunication Services)	219,450
1,488	Weir Group PLC (The) (Industrials)	34,417
2,117	Whitbread PLC (Consumer Discretionary)	102,513
81,096	Wm Morrison Supermarkets PLC (Consumer Staples)	257,061
10,518	Worldpay Group PLC (Information Technology)(a)	56,516
8,294	WPP PLC (Consumer Discretionary)	151,759

		10,396,645

United States – 0.7%
1,335	Carnival PLC (Consumer Discretionary)	92,462
2,419	QIAGEN NV (Health Care)*	77,521
2,781	Shire PLC (Health Care)	137,372

		307,355

TOTAL COMMON STOCKS
(Cost $37,781,292)		$43,417,875

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Preferred Stocks – 0.6%
Germany – 0.6%
153	Bayerische Motoren Werke AG (Consumer Discretionary)	$12,677
2,487	FUCHS PETROLUB SE (Materials)	138,082
692	Henkel AG & Co KGaA (Consumer Staples)	92,597
122	Volkswagen AG (Consumer Discretionary)	18,181

TOTAL PREFERRED STOCKS
(Cost $220,383)		$261,537

Exchange – Traded Fund – 0.5%
United States – 0.5%
4,830	iShares Europe ETF
(Cost $221,927)		$219,620

Units	Description	Expiration Month	Value
Right – 0.0%
Sweden – 0.0%
2,965	Getinge AB (Health Care)*(b)
(Cost $0)		09/17	$1,096

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $38,223,602)			$43,900,128

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle – 0.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
90,063	0.93%	$90,063
(Cost $90,063)

TOTAL INVESTMENTS – 99.8%
(Cost $38,313,665)		$43,990,191

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		72,250

NET ASSETS – 100.0%		$44,062,441

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Security is currently in default and/or non-income producing.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $731,496, which represents approximately 1.7% of net assets as of August 31, 2017.
(b)	All or a portion of security is on loan.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

August 31, 2017

Shares	Description	Value
Common Stocks – 99.3%
Australia – 6.2%
24,687	AGL Energy Ltd. (Utilities)	$469,736
22,975	Amcor Ltd. (Materials)	293,566
52,516	AMP Ltd. (Financials)	212,431
22,140	APA Group (Utilities)	155,585
73,263	Aristocrat Leisure Ltd. (Consumer Discretionary)	1,230,157
7,306	ASX Ltd. (Financials)	316,857
81,177	Aurizon Holdings Ltd. (Industrials)	319,352
182,817	AusNet Services (Utilities)	252,302
69,726	Australia & New Zealand Banking Group Ltd. (Financials)	1,625,913
23,023	Bank of Queensland Ltd. (Financials)	229,902
80,770	Bendigo & Adelaide Bank Ltd. (Financials)	765,549
63,614	BHP Billiton Ltd. (Materials)	1,381,470
40,419	BHP Billiton PLC (Materials)	768,989
142,740	BlueScope Steel Ltd. (Materials)	1,230,638
16,122	Caltex Australia Ltd. (Energy)	426,963
41,341	Challenger Ltd. (Financials)	411,182
27,382	CIMIC Group Ltd. (Industrials)	913,243
22,527	Coca-Cola Amatil Ltd. (Consumer Staples)	143,832
16,383	Cochlear Ltd. (Health Care)	2,029,820
52,874	Commonwealth Bank of Australia (Financials)	3,178,825
20,833	Computershare Ltd. (Information Technology)	232,158
17,212	CSL Ltd. (Health Care)	1,754,516
32,129	Dexus REIT (Real Estate)	244,383
38,504	Flight Centre Travel Group Ltd. (Consumer Discretionary)(a)	1,476,582
206,910	Fortescue Metals Group Ltd. (Materials)	986,305
50,884	Goodman Group REIT (Real Estate)	334,573
72,341	GPT Group (The) REIT (Real Estate)	286,886
64,100	Harvey Norman Holdings Ltd. (Consumer Discretionary)(a)	207,431
78,681	Insurance Australia Group Ltd. (Financials)	400,021
22,546	LendLease Group (Real Estate)	296,489
10,395	Macquarie Group Ltd. (Financials)	715,648
148,944	Medibank Pvt Ltd. (Financials)	359,130
148,945	Mirvac Group REIT (Real Estate)	274,075
53,500	National Australia Bank Ltd. (Financials)	1,281,492
13,943	Newcrest Mining Ltd. (Materials)	252,696
7,330	Orica Ltd. (Materials)	118,194
148,203	Qantas Airways Ltd. (Industrials)	672,370
93,968	QBE Insurance Group Ltd. (Financials)	778,100
3,334	Ramsay Health Care Ltd. (Health Care)	180,636
10,115	REA Group Ltd. (Consumer Discretionary)	531,906
85,277	Scentre Group REIT (Real Estate)	261,081
9,168	SEEK Ltd. (Industrials)	121,799
9,790	Sonic Healthcare Ltd. (Health Care)	170,052
611,460	South32 Ltd. (Materials)	1,416,140
94,035	Stockland REIT (Real Estate)	330,406

Common Stocks – (continued)
Australia – (continued)
50,031	Suncorp Group Ltd. (Financials)	517,057
25,603	Sydney Airport (Industrials)	150,272
46,658	Tabcorp Holdings Ltd. (Consumer Discretionary)	152,098
211,301	Telstra Corp. Ltd. (Telecommunication Services)	615,067
33,154	Transurban Group (Industrials)	319,760
117,962	Vicinity Centres REIT (Real Estate)	245,131
38,506	Wesfarmers Ltd. (Consumer Staples)	1,301,658
36,786	Westfield Corp. REIT (Real Estate)	216,784
80,109	Westpac Banking Corp. (Financials)	1,986,847
69,761	Woolworths Ltd. (Consumer Staples)	1,438,604

		36,982,659

Austria – 0.4%
4,301	ANDRITZ AG (Industrials)	233,736
3,318	Erste Group Bank AG (Financials)*	140,020
12,551	OMV AG (Energy)	720,577
27,254	Raiffeisen Bank International AG (Financials)*	893,006
3,750	voestalpine AG (Materials)	194,341

		2,181,680

Belgium – 0.7%
5,128	Ageas (Financials)	237,831
6,844	Anheuser-Busch InBev SA/NV (Consumer Staples)	809,777
7,002	Colruyt SA (Consumer Staples)	388,554
4,874	Groupe Bruxelles Lambert SA (Financials)	495,504
3,262	KBC Group NV (Financials)	267,712
5,989	Proximus SADP (Telecommunication Services)	210,868
3,716	Solvay SA (Materials)	538,328
7,609	Telenet Group Holding NV (Consumer Discretionary)*	514,465
5,381	Umicore SA (Materials)	401,441

		3,864,480

Canada – 8.7%
27,018	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	1,285,012
5,111	Atco Ltd., Class I (Utilities)	187,563
15,050	Bank of Montreal (Financials)	1,075,677
31,446	Bank of Nova Scotia (The) (Financials)	1,948,586
27,279	Barrick Gold Corp. (Materials)	489,336
8,533	BCE, Inc. (Telecommunication Services)	404,548
15,609	Brookfield Asset Management, Inc., Class A (Financials)	614,898
17,824	CAE, Inc. (Industrials)	293,003
52,740	Cameco Corp. (Energy)	526,664
12,453	Canadian Imperial Bank of Commerce (Financials)	1,042,029
14,307	Canadian National Railway Co. (Industrials)	1,155,058

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
1,671	Canadian Pacific Railway Ltd. (Industrials)	$258,977
1,818	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	214,317
6,642	Canadian Utilities Ltd., Class A (Utilities)	206,187
122,151	Cenovus Energy, Inc. (Energy)	951,876
3,710	CGI Group, Inc., Class A (Information Technology)*	187,993
48,795	CI Financial Corp. (Financials)	1,064,052
4,302	Constellation Software, Inc. (Information Technology)	2,382,562
23,446	Dollarama, Inc. (Consumer Discretionary)	2,301,495
112,515	Empire Co. Ltd., Class A (Consumer Staples)	1,883,701
13,577	Enbridge, Inc. (Energy)	540,589
473	Fairfax Financial Holdings Ltd. (Financials)	244,877
17,849	Finning International, Inc. (Industrials)	406,737
16,360	First Capital Realty, Inc. (Real Estate)	264,761
8,692	Fortis, Inc. (Utilities)	316,759
20,025	George Weston Ltd. (Consumer Staples)	1,733,450
6,185	Gildan Activewear, Inc. (Consumer Discretionary)	192,938
31,359	Great-West Lifeco, Inc. (Financials)(a)	865,171
13,738	H&R Real Estate Investment Trust REIT (Real Estate)	234,053
55,192	Husky Energy, Inc. (Energy)*	643,154
12,090	Hydro One Ltd. (Utilities)(b)	223,430
9,740	IGM Financial, Inc. (Financials)	317,662
19,972	Imperial Oil Ltd. (Energy)	587,173
27,966	Industrial Alliance Insurance & Financial Services, Inc. (Financials)	1,195,372
4,572	Intact Financial Corp. (Financials)	375,387
36,457	Jean Coutu Group PJC, Inc. (The), Class A (Consumer Staples)	647,575
39,811	Kinross Gold Corp. (Materials)*	180,678
16,322	Linamar Corp. (Consumer Discretionary)	906,481
22,001	Loblaw Cos. Ltd. (Consumer Staples)	1,188,537
6,948	Magna International, Inc., Class A (Consumer Discretionary)	333,005
53,677	Manulife Financial Corp. (Financials)	1,050,207
2,618	Methanex Corp. (Materials)	133,244
30,080	Metro, Inc. (Consumer Staples)	988,951
14,859	National Bank of Canada (Financials)	681,233
23,139	Onex Corp. (Financials)	1,842,815
6,028	Open Text Corp. (Information Technology)	193,185
7,770	Pembina Pipeline Corp. (Energy)(a)	249,446
54,924	Power Corp. of Canada (Financials)	1,337,013
34,332	Power Financial Corp. (Financials)	923,096
4,371	Restaurant Brands International, Inc. (Consumer Discretionary)	265,764

Common Stocks – (continued)
Canada – (continued)
11,297	RioCan Real Estate Investment Trust REIT (Real Estate)	214,452
10,739	Rogers Communications, Inc., Class B (Telecommunication Services)	558,385
44,448	Royal Bank of Canada (Financials)	3,285,695
28,281	Saputo, Inc. (Consumer Staples)	951,008
15,068	Shaw Communications, Inc., Class B (Consumer Discretionary)	334,831
7,198	Shopify, Inc., Class A (Information Technology)*	792,282
6,940	Smart Real Estate Investment Trust REIT (Real Estate)	168,442
4,056	SNC-Lavalin Group, Inc. (Industrials)	176,474
19,742	Sun Life Financial, Inc. (Financials)(a)	755,038
29,724	Suncor Energy, Inc. (Energy)	927,697
53,938	Teck Resources Ltd., Class B (Materials)	1,337,103
7,640	TELUS Corp. (Telecommunication Services)	275,497
8,064	Thomson Reuters Corp. (Financials)	367,262
50,594	Toronto-Dominion Bank (The) (Financials)	2,706,149
17,507	TransCanada Corp. (Energy)	885,439
33,789	Veresen, Inc. (Energy)	474,057
2,355	West Fraser Timber Co. Ltd. (Materials)	121,699

		51,867,787

Chile – 0.1%
25,428	Antofagasta PLC (Materials)	339,121

China – 0.4%
272,982	BOC Hong Kong Holdings Ltd. (Financials)	1,389,945
839,289	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	923,959

		2,313,904

Denmark – 1.8%
12,619	Carlsberg A/S, Class B (Consumer Staples)	1,446,275
3,372	Chr Hansen Holding A/S (Materials)	289,716
12,388	Coloplast A/S, Class B (Health Care)	1,012,870
18,564	Danske Bank A/S (Financials)	720,489
4,876	DSV A/S (Industrials)	345,282
5,444	H Lundbeck A/S (Health Care)	346,257
6,556	ISS A/S (Industrials)	254,760
67,266	Novo Nordisk A/S, Class B (Health Care)	3,204,192
9,585	Pandora A/S (Consumer Discretionary)	1,017,342
80,291	TDC A/S (Telecommunication Services)	477,694
11,610	Tryg A/S (Financials)	267,982
7,934	Vestas Wind Systems A/S (Industrials)	721,624
24,725	William Demant Holding A/S (Health Care)*	653,305

		10,757,788

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Finland – 0.8%
5,310	Elisa OYJ (Telecommunication Services)	$231,689
16,061	Fortum OYJ (Utilities)	287,951
4,587	Kone OYJ, Class B (Industrials)	248,570
2,874	Nokian Renkaat OYJ (Consumer Discretionary)	121,334
24,166	Orion OYJ, Class B (Health Care)	1,142,917
9,698	Sampo OYJ, Class A (Financials)	511,238
19,035	Stora Enso OYJ, Class R (Materials)	249,843
61,495	UPM-Kymmene OYJ (Materials)	1,598,215
5,524	Wartsila OYJ Abp (Industrials)	380,585

		4,772,342

France – 10.2%
2,492	Aeroports de Paris (Industrials)	443,966
4,257	Air Liquide SA (Materials)	519,020
9,039	Airbus SE (Industrials)	758,808
6,053	Alstom SA (Industrials)	214,993
15,301	Arkema SA (Materials)	1,660,507
26,464	Atos SE (Information Technology)	4,077,610
50,869	AXA SA (Financials)	1,474,154
36,343	BNP Paribas SA (Financials)	2,761,434
6,171	Bouygues SA (Industrials)	279,491
12,359	Bureau Veritas SA (Industrials)	293,505
12,937	Capgemini SE (Information Technology)	1,432,413
33,530	Carrefour SA (Consumer Staples)	675,293
5,403	Casino Guichard Perrachon SA (Consumer Staples)	306,825
12,184	Cie de Saint-Gobain (Industrials)	667,422
5,427	Cie Generale des Etablissements Michelin (Consumer Discretionary)	738,772
43,051	CNP Assurances (Financials)	998,075
87,951	Credit Agricole SA (Financials)	1,548,606
25,740	Danone SA (Consumer Staples)	2,024,340
159	Dassault Aviation SA (Industrials)	242,588
11,336	Dassault Systemes (Information Technology)	1,115,252
11,509	Eiffage SA (Industrials)	1,187,688
12,849	Engie SA (Utilities)	214,172
9,181	Essilor International SA (Health Care)	1,157,566
7,326	Eurazeo SA (Financials)	605,250
13,514	Eutelsat Communications SA (Consumer Discretionary)	392,271
2,366	Fonciere Des Regions REIT (Real Estate)	233,671
1,769	Gecina SA REIT (Real Estate)	275,304
5,506	Hermes International (Consumer Discretionary)	2,908,424
2,497	ICADE REIT (Real Estate)	221,642
485	Iliad SA (Telecommunication Services)	125,097
5,008	Imerys SA (Materials)	440,001
10,144	Ipsen SA (Health Care)	1,360,993
2,001	Kering (Consumer Discretionary)	750,095
7,379	Klepierre SA REIT (Real Estate)	296,962
10,061	Lagardere SCA (Consumer Discretionary)	322,841
7,039	Legrand SA (Industrials)	492,747
11,711	L’Oreal SA (Consumer Staples)	2,469,280

Common Stocks – (continued)
France – (continued)
9,453	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	2,475,316
35,931	Natixis SA (Financials)	269,467
22,860	Orange SA (Telecommunication Services)	387,969
5,774	Pernod Ricard SA (Consumer Staples)	788,068
84,055	Peugeot SA (Consumer Discretionary)	1,772,311
10,028	Publicis Groupe SA (Consumer Discretionary)	675,993
3,117	Remy Cointreau SA (Consumer Staples)	355,497
48,784	Rexel SA (Industrials)	727,891
9,857	Safran SA (Industrials)	956,152
38,114	Sanofi (Health Care)	3,700,318
12,858	Schneider Electric SE (Industrials)*	1,035,380
21,628	SCOR SE (Financials)	905,116
7,562	SEB SA (Consumer Discretionary)	1,371,944
5,697	Societe BIC SA (Industrials)	683,750
33,459	Societe Generale SA (Financials)	1,870,825
2,310	Sodexo SA (Consumer Discretionary)	269,225
11,624	Suez (Utilities)	220,218
5,045	Thales SA (Industrials)	557,814
40,306	TOTAL SA (Energy)	2,081,875
1,431	Unibail-Rodamco SE REIT (Real Estate)	363,316
6,556	Valeo SA (Consumer Discretionary)	437,891
24,417	Veolia Environnement SA (Utilities)	572,169
16,614	Vinci SA (Industrials)	1,527,846
7,061	Vivendi SA (Consumer Discretionary)	161,810
2,332	Wendel SA (Financials)	369,160

		60,224,399

Germany – 7.5%
14,170	adidas AG (Consumer Discretionary)	3,176,446
13,716	Allianz SE (Financials)	2,931,173
3,177	Axel Springer SE (Consumer Discretionary)	196,411
18,361	BASF SE (Materials)	1,776,257
25,286	Bayer AG (Health Care)	3,231,720
2,826	Bayerische Motoren Werke AG (Consumer Discretionary)	262,067
16,115	Beiersdorf AG (Consumer Staples)	1,718,189
5,643	Brenntag AG (Industrials)	298,649
30,277	Commerzbank AG (Financials)*	375,801
2,082	Continental AG (Consumer Discretionary)	469,191
6,047	Covestro AG (Materials)(b)	474,564
9,194	Daimler AG (Consumer Discretionary)	669,289
7,163	Deutsche Bank AG (Financials)	114,712
14,097	Deutsche Boerse AG (Financials)	1,504,873
62,856	Deutsche Lufthansa AG (Industrials)	1,574,550
60,288	Deutsche Post AG (Industrials)	2,497,563
91,787	Deutsche Telekom AG (Telecommunication Services)	1,654,343
6,882	Deutsche Wohnen SE (Real Estate)	291,934
29,570	E.ON SE (Utilities)	333,804
5,760	Evonik Industries AG (Materials)	186,473
5,412	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	533,341

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
8,454	Fresenius Medical Care AG & Co KGaA (Health Care)	$789,000
14,237	Fresenius SE & Co KGaA (Health Care)	1,203,295
4,708	Hannover Rueck SE (Financials)	569,809
6,544	HeidelbergCement AG (Materials)	627,470
5,470	Henkel AG & Co KGaA (Consumer Staples)	661,384
3,241	HOCHTIEF AG (Industrials)	570,470
14,706	HUGO BOSS AG (Consumer Discretionary)	1,243,284
23,375	Infineon Technologies AG (Information Technology)	538,302
4,193	KION Group AG (Industrials)	381,955
5,429	LANXESS AG (Materials)	404,377
2,519	Linde AG (Materials)	482,318
3,193	MAN SE (Industrials)	358,015
10,097	Merck KGaA (Health Care)	1,107,519
19,943	METRO AG (Consumer Staples)*	389,322
6,319	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	1,302,695
4,778	OSRAM Licht AG (Industrials)	391,845
14,589	ProSiebenSat.1 Media SE (Consumer Discretionary)	488,778
47,441	RWE AG (Utilities)*	1,181,916
25,953	SAP SE (Information Technology)	2,718,370
15,579	Siemens AG (Industrials)	2,033,701
4,490	Symrise AG (Materials)	327,763
67,543	Telefonica Deutschland Holding AG (Telecommunication Services)	365,052
22,395	TUI AG (Consumer Discretionary)	377,451
5,575	United Internet AG (Information Technology)	330,412
8,022	Vonovia SE (Real Estate)	338,624
20,118	Zalando SE (Consumer Discretionary)*(b)	951,589

		44,406,066

Hong Kong – 3.0%
285,709	AIA Group Ltd. (Financials)	2,192,159
25,337	ASM Pacific Technology Ltd. (Information Technology)	313,376
30,784	Bank of East Asia Ltd. (The) (Financials)	141,010
45,804	Cheung Kong Property Holdings Ltd. (Real Estate)	402,064
18,116	CK Hutchison Holdings Ltd. (Industrials)	237,027
21,347	CK Infrastructure Holdings Ltd. (Utilities)	193,383
48,382	CLP Holdings Ltd. (Utilities)	510,931
215,786	First Pacific Co. Ltd. (Financials)	173,424
61,992	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	388,913
52,253	Hang Lung Group Ltd. (Real Estate)	196,956
65,581	Hang Lung Properties Ltd. (Real Estate)	159,544

Common Stocks – (continued)
Hong Kong – (continued)
30,002	Hang Seng Bank Ltd. (Financials)	690,014
28,860	Henderson Land Development Co. Ltd. (Real Estate)	178,843
290,209	HK Electric Investments & HK Electric Investments Ltd. (Utilities)(b)	266,238
215,635	HKT Trust & HKT Ltd. (Telecommunication Services)	278,276
173,001	Hong Kong & China Gas Co. Ltd. (Utilities)	327,149
49,887	Hong Kong Exchanges & Clearing Ltd. (Financials)	1,361,520
5,088	Jardine Matheson Holdings Ltd. (Industrials)	334,332
8,152	Jardine Strategic Holdings Ltd. (Industrials)	357,465
47,100	Kerry Properties Ltd. (Real Estate)	186,560
61,181	Link REIT (Real Estate)	504,992
7,871	Melco Resorts & Entertainment Ltd. ADR (Consumer Discretionary)	172,768
61,703	MTR Corp. Ltd. (Industrials)	360,689
214,925	New World Development Co. Ltd. (Real Estate)	293,837
288,134	NWS Holdings Ltd. (Industrials)	553,704
649,955	PCCW Ltd. (Telecommunication Services)	362,080
23,650	Power Assets Holdings Ltd. (Utilities)	208,504
30,027	Sands China Ltd. (Consumer Discretionary)	134,473
125,707	Shangri-La Asia Ltd. (Consumer Discretionary)	210,410
1,516,118	SJM Holdings Ltd. (Consumer Discretionary)	1,323,088
40,717	Sun Hung Kai Properties Ltd. (Real Estate)	679,445
51,520	Swire Pacific Ltd., Class A (Real Estate)	524,320
34,568	Swire Properties Ltd. (Real Estate)	119,696
70,169	Techtronic Industries Co. Ltd. (Consumer Discretionary)	363,108
1,481,818	WH Group Ltd. (Consumer Staples)(b)	1,548,757
48,589	Wharf Holdings Ltd. (The) (Real Estate)	462,829
174,773	Wheelock & Co. Ltd. (Real Estate)	1,307,484

		18,019,368

Ireland – 0.3%
30,143	Bank of Ireland Group PLC (Financials)*	250,859
19,194	CRH PLC (Materials)	669,417
21,897	James Hardie Industries PLC CDI (Materials)	307,233
6,460	Kerry Group PLC, Class A (Consumer Staples)	600,829

		1,828,338

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Israel – 0.9%
2,234	Azrieli Group Ltd. (Real Estate)	$128,746
67,178	Bank Hapoalim BM (Financials)	451,955
115,307	Bank Leumi Le-Israel BM (Financials)	603,757
331,775	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	488,415
4,404	Check Point Software Technologies Ltd. (Information Technology)*	492,675
2,251	Elbit Systems Ltd. (Industrials)	309,723
17,530	Mizrahi Tefahot Bank Ltd. (Financials)	312,218
8,295	Nice Ltd. (Information Technology)	642,018
123,999	Teva Pharmaceutical Industries Ltd. ADR (Health Care)	1,966,624

		5,396,131

Italy – 2.4%
21,631	Assicurazioni Generali SpA (Financials)	386,785
11,817	Atlantia SpA (Industrials)	379,329
164,970	Enel SpA (Utilities)	997,335
27,027	Eni SpA (Energy)	423,183
9,880	Ferrari NV (Consumer Discretionary)	1,128,822
248,822	Intesa Sanpaolo SpA (Financials)	838,958
42,468	Intesa Sanpaolo SpA-RSP (Financials)	134,001
68,353	Leonardo SpA (Industrials)	1,154,774
28,474	Luxottica Group SpA (Consumer Discretionary)	1,636,779
23,131	Poste Italiane SpA (Financials)(b)	167,890
49,746	Prysmian SpA (Industrials)	1,562,558
14,393	Recordati SpA (Health Care)	615,684
288,239	Saipem SpA (Energy)*	1,068,499
68,241	Snam SpA (Energy)	331,829
1,176,415	Telecom Italia SpA (Telecommunication Services)*	1,125,205
1,438,416	Telecom Italia SpA-RSP (Telecommunication Services)	1,115,861
59,286	Terna Rete Elettrica Nazionale SpA (Utilities)	349,606
253,333	UnipolSai Assicurazioni SpA (Financials)	574,364

		13,991,462

Japan – 21.4%
6,462	ABC-Mart, Inc. (Consumer Discretionary)	331,731
16,278	Aeon Co. Ltd. (Consumer Staples)(a)	239,896
6,559	Aeon Mall Co. Ltd. (Real Estate)	117,759
9,486	Ajinomoto Co., Inc. (Consumer Staples)	187,160
37,662	Alfresa Holdings Corp. (Health Care)	708,002
92,094	ANA Holdings, Inc. (Industrials)	341,231
62,420	Aozora Bank Ltd. (Financials)	235,932
5,093	Asahi Glass Co. Ltd. (Industrials)	198,519
17,366	Asahi Group Holdings Ltd. (Consumer Staples)	755,640

Common Stocks – (continued)
Japan – (continued)
34,301	Asahi Kasei Corp. (Materials)	410,453
15,015	Asics Corp. (Consumer Discretionary)	226,057
105,481	Astellas Pharma, Inc. (Health Care)	1,325,940
27,349	Bandai Namco Holdings, Inc. (Consumer Discretionary)	915,692
20,589	Benesse Holdings, Inc. (Consumer Discretionary)	791,309
16,811	Bridgestone Corp. (Consumer Discretionary)	720,799
52,790	Brother Industries Ltd. (Information Technology)	1,249,961
31,442	Calbee, Inc. (Consumer Staples)	1,074,159
38,225	Canon, Inc. (Information Technology)	1,338,535
12,323	Casio Computer Co. Ltd. (Consumer Discretionary)	173,995
2,568	Central Japan Railway Co. (Industrials)	434,689
18,413	Chubu Electric Power Co., Inc. (Utilities)	240,410
11,610	Chugoku Electric Power Co., Inc. (The) (Utilities)	133,759
17,744	Coca-Cola Bottlers Japan, Inc. (Consumer Staples)	607,804
17,391	Dai Nippon Printing Co. Ltd. (Industrials)	205,102
8,213	Dai-ichi Life Holdings, Inc. (Financials)	132,083
22,171	Daiichi Sankyo Co. Ltd. (Health Care)	523,555
5,868	Daikin Industries Ltd. (Industrials)	586,214
5,919	Daito Trust Construction Co. Ltd. (Real Estate)	1,047,898
10,488	Daiwa House Industry Co. Ltd. (Real Estate)	366,594
121	Daiwa House REIT Investment Corp. REIT (Real Estate)	295,519
23,435	Daiwa Securities Group, Inc. (Financials)	128,141
12,915	DeNA Co. Ltd. (Information Technology)	275,996
4,148	Denso Corp. (Consumer Discretionary)	201,106
1,815	Disco Corp. (Information Technology)	325,038
3,697	East Japan Railway Co. (Industrials)	338,763
7,119	Eisai Co. Ltd. (Health Care)	368,304
4,041	FamilyMart UNY Holdings Co. Ltd. (Consumer Staples)(a)	218,829
3,092	FANUC Corp. (Industrials)	599,521
3,853	Fast Retailing Co. Ltd. (Consumer Discretionary)	1,101,707
29,386	Fuji Electric Co. Ltd. (Industrials)	161,802
27,849	FUJIFILM Holdings Corp. (Information Technology)	1,093,616
153,050	Fujitsu Ltd. (Information Technology)	1,133,482
15,365	Hakuhodo DY Holdings, Inc. (Consumer Discretionary)	208,990
7,456	Hankyu Hanshin Holdings, Inc. (Industrials)	283,851
12,709	Hikari Tsushin, Inc. (Consumer Discretionary)	1,575,057

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,631	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	$174,523
9,461	Hitachi Chemical Co. Ltd. (Materials)	255,823
28,301	Hitachi Construction Machinery Co. Ltd. (Industrials)	798,425
6,366	Hitachi High-Technologies Corp. (Information Technology)	227,027
62,757	Hitachi Ltd. (Information Technology)	431,647
49,916	Honda Motor Co. Ltd. (Consumer Discretionary)	1,397,340
2,798	Hoshizaki Corp. (Industrials)	243,293
27,242	Hoya Corp. (Health Care)	1,558,135
13,600	Idemitsu Kosan Co. Ltd. (Energy)	331,906
79,875	ITOCHU Corp. (Industrials)	1,303,430
3,935	Japan Airlines Co. Ltd. (Industrials)	135,076
5,242	Japan Airport Terminal Co. Ltd. (Industrials)	190,038
10,448	Japan Exchange Group, Inc. (Financials)	177,804
9,831	Japan Post Holdings Co. Ltd. (Financials)	122,017
161	Japan Prime Realty Investment Corp. REIT (Real Estate)	577,821
134	Japan Retail Fund Investment Corp. REIT (Real Estate)	246,304
17,761	Japan Tobacco, Inc. (Consumer Staples)	607,418
83,844	JXTG Holdings, Inc. (Energy)	405,584
34,955	Kajima Corp. (Industrials)	320,458
77,239	Kakaku.com, Inc. (Information Technology)	960,750
27,637	Kamigumi Co. Ltd. (Industrials)	305,599
73,592	Kansai Electric Power Co., Inc. (The) (Utilities)	1,029,726
4,777	Kansai Paint Co. Ltd. (Materials)	121,053
32,320	Kao Corp. (Consumer Staples)	2,015,081
26,683	KDDI Corp. (Telecommunication Services)	719,321
35,107	Keihan Holdings Co. Ltd. (Industrials)	211,484
26,494	Keikyu Corp. (Industrials)	281,165
20,745	Keio Corp. (Industrials)	172,467
5,497	Keisei Electric Railway Co. Ltd. (Industrials)	149,587
2,095	Keyence Corp. (Information Technology)	1,089,948
7,254	Kikkoman Corp. (Consumer Staples)	227,058
60,338	Kintetsu Group Holdings Co. Ltd. (Industrials)	227,515
28,007	Kirin Holdings Co. Ltd. (Consumer Staples)	635,285
3,404	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	211,861
15,833	Komatsu Ltd. (Industrials)	427,977
3,232	Konami Holdings Corp. (Information Technology)	168,266
106,869	Konica Minolta, Inc. (Information Technology)	852,544
11,359	Kose Corp. (Consumer Staples)	1,424,261

Common Stocks – (continued)
Japan – (continued)
7,602	Kubota Corp. (Industrials)	131,512
17,159	Kuraray Co. Ltd. (Materials)	325,531
7,669	Kurita Water Industries Ltd. (Industrials)	220,538
5,309	Kyocera Corp. (Information Technology)	318,366
10,053	Kyushu Electric Power Co., Inc. (Utilities)	118,013
14,445	Lawson, Inc. (Consumer Staples)(a)	969,912
14,653	LINE Corp. (Information Technology)*(a)	516,570
54,109	Lion Corp. (Consumer Staples)	1,074,707
4,850	LIXIL Group Corp. (Industrials)	127,089
29,238	M3, Inc. (Health Care)	758,977
3,271	Makita Corp. (Industrials)	131,214
125,621	Marubeni Corp. (Industrials)	816,548
6,978	Maruichi Steel Tube Ltd. (Materials)	206,373
54,546	Mazda Motor Corp. (Consumer Discretionary)	802,380
12,024	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	533,684
12,009	Medipal Holdings Corp. (Health Care)	211,571
17,422	MEIJI Holdings Co. Ltd. (Consumer Staples)	1,386,668
7,296	MINEBEA MITSUMI, Inc. (Industrials)	119,788
9,599	Miraca Holdings, Inc. (Health Care)	435,644
16,381	MISUMI Group, Inc. (Industrials)	419,869
122,634	Mitsubishi Chemical Holdings Corp. (Materials)	1,139,874
49,414	Mitsubishi Corp. (Industrials)	1,141,964
33,804	Mitsubishi Electric Corp. (Industrials)	499,719
10,501	Mitsubishi Estate Co. Ltd. (Real Estate)	180,710
24,802	Mitsubishi Gas Chemical Co., Inc. (Materials)	614,980
4,772	Mitsubishi Materials Corp. (Materials)	171,048
16,389	Mitsubishi Motors Corp. (Consumer Discretionary)	120,915
23,762	Mitsubishi Tanabe Pharma Corp. (Health Care)	582,931
242,657	Mitsubishi UFJ Financial Group, Inc. (Financials)	1,486,235
123,440	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	623,593
61,375	Mitsui & Co. Ltd. (Industrials)	917,056
36,711	Mitsui Chemicals, Inc. (Materials)	219,479
5,666	Mitsui Fudosan Co. Ltd. (Real Estate)	122,422
69,267	Mitsui OSK Lines Ltd. (Industrials)	222,163
27,181	Mixi, Inc. (Information Technology)	1,447,217
688,723	Mizuho Financial Group, Inc. (Financials)	1,183,332
2,480	Murata Manufacturing Co. Ltd. (Information Technology)	379,459
5,891	Nabtesco Corp. (Industrials)	205,805
119,150	Nagoya Railroad Co. Ltd. (Industrials)	532,635
395,277	NEC Corp. (Information Technology)	1,045,117
7,161	Nexon Co. Ltd. (Information Technology)*	178,472

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
15,231	NH Foods Ltd. (Consumer Staples)	$446,994
3,280	Nidec Corp. (Industrials)	371,332
40,913	Nikon Corp. (Consumer Discretionary)	673,953
1,618	Nintendo Co. Ltd. (Information Technology)	538,647
6,726	Nippon Electric Glass Co. Ltd. (Information Technology)	255,449
74,964	Nippon Express Co. Ltd. (Industrials)	516,970
4,728	Nippon Paint Holdings Co. Ltd. (Materials)	161,094
135	Nippon Prologis REIT, Inc. REIT (Real Estate)	292,913
27,133	Nippon Steel & Sumitomo Metal Corp. (Materials)	647,016
26,649	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,323,976
6,087	Nissan Chemical Industries Ltd. (Materials)	203,803
22,307	Nissan Motor Co. Ltd. (Consumer Discretionary)	221,530
15,726	Nisshin Seifun Group, Inc. (Consumer Staples)	273,055
3,555	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	218,998
12,469	Nitori Holdings Co. Ltd. (Consumer Discretionary)	1,923,711
1,738	Nitto Denko Corp. (Materials)	153,145
223	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	294,402
6,088	Nomura Research Institute Ltd. (Information Technology)	236,749
14,058	NSK Ltd. (Industrials)	166,688
49,427	NTT Data Corp. (Information Technology)	533,521
36,632	NTT DOCOMO, Inc. (Telecommunication Services)	849,898
25,406	Obayashi Corp. (Industrials)	299,397
4,016	Obic Co. Ltd. (Information Technology)	251,411
9,831	Odakyu Electric Railway Co. Ltd. (Industrials)	190,260
60,923	Oji Holdings Corp. (Materials)	319,394
11,120	Olympus Corp. (Health Care)	383,431
14,219	Omron Corp. (Information Technology)	713,146
10,467	Oracle Corp. Japan (Information Technology)	773,185
5,690	Oriental Land Co. Ltd. (Consumer Discretionary)	426,983
35,583	ORIX Corp. (Financials)	568,856
97,237	Osaka Gas Co. Ltd. (Utilities)	379,989
3,283	Otsuka Corp. (Information Technology)	217,156
8,140	Otsuka Holdings Co. Ltd. (Health Care)	327,567
48,203	Panasonic Corp. (Consumer Discretionary)	641,845
18,937	Park24 Co. Ltd. (Industrials)	454,756
43,417	Pola Orbis Holdings, Inc. (Consumer Staples)	1,394,504

Common Stocks – (continued)
Japan – (continued)
85,317	Recruit Holdings Co. Ltd. (Industrials)	1,698,433
67,757	Resona Holdings, Inc. (Financials)	337,738
1,841	Rinnai Corp. (Consumer Discretionary)	159,745
3,111	Rohm Co. Ltd. (Information Technology)	241,960
4,235	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	1,173,610
4,828	Sankyo Co. Ltd. (Consumer Discretionary)	157,482
31,664	SBI Holdings, Inc. (Financials)	439,602
4,273	Secom Co. Ltd. (Industrials)	316,884
9,934	Sega Sammy Holdings, Inc. (Consumer Discretionary)	142,611
7,103	Seiko Epson Corp. (Information Technology)	182,060
22,328	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	415,886
11,443	Sekisui House Ltd. (Consumer Discretionary)	197,960
21,254	Seven & i Holdings Co. Ltd. (Consumer Staples)	842,938
167,224	Sharp Corp. (Consumer Discretionary)*(a)	501,399
15,750	Shimadzu Corp. (Information Technology)	289,213
4,063	Shimamura Co. Ltd. (Consumer Discretionary)	495,416
1,340	Shimano, Inc. (Consumer Discretionary)	180,923
18,390	Shimizu Corp. (Industrials)	189,815
7,135	Shin-Etsu Chemical Co. Ltd. (Materials)	630,390
146,964	Shinsei Bank Ltd. (Financials)	235,014
10,108	Shionogi & Co. Ltd. (Health Care)	532,218
45,480	Shiseido Co. Ltd. (Consumer Staples)	1,883,912
47,145	Showa Shell Sekiyu KK (Energy)	516,170
13,013	SoftBank Group Corp. (Telecommunication Services)	1,054,897
5,669	Sompo Holdings, Inc. (Financials)	212,987
29,802	Sony Corp. (Consumer Discretionary)	1,174,371
4,310	Stanley Electric Co. Ltd. (Consumer Discretionary)	142,936
72,870	Start Today Co. Ltd. (Consumer Discretionary)	2,264,359
11,057	Subaru Corp. (Consumer Discretionary)	387,387
66,607	Sumitomo Chemical Co. Ltd. (Materials)	398,819
62,260	Sumitomo Corp. (Industrials)	880,499
25,001	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	339,374
12,541	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	196,217
23,755	Sumitomo Heavy Industries Ltd. (Industrials)	176,986
36,247	Sumitomo Mitsui Financial Group, Inc. (Financials)	1,354,899
38,901	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	644,344

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
13,035	Sundrug Co. Ltd. (Consumer Staples)	$539,473
15,585	Suntory Beverage & Food Ltd. (Consumer Staples)	719,351
23,911	Suzuken Co. Ltd. (Health Care)	870,103
8,139	Suzuki Motor Corp. (Consumer Discretionary)	408,651
19,173	Sysmex Corp. (Health Care)	1,181,110
10,800	T&D Holdings, Inc. (Financials)	148,026
50,775	Taiheiyo Cement Corp. (Materials)	195,608
41,886	Taisei Corp. (Industrials)	419,773
3,025	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	235,821
43,757	Takashimaya Co. Ltd. (Consumer Discretionary)	401,152
13,264	Takeda Pharmaceutical Co. Ltd. (Health Care)	732,376
15,668	Teijin Ltd. (Materials)	317,745
5,928	Terumo Corp. (Health Care)	228,911
5,380	THK Co. Ltd. (Industrials)	179,398
49,175	Tobu Railway Co. Ltd. (Industrials)	271,655
5,971	Toho Co. Ltd. (Consumer Discretionary)	221,620
48,171	Toho Gas Co. Ltd. (Utilities)	317,318
20,161	Tohoku Electric Power Co., Inc. (Utilities)	275,505
7,547	Tokio Marine Holdings, Inc. (Financials)	301,030
237,225	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	959,160
5,742	Tokyo Electron Ltd. (Information Technology)	806,572
67,237	Tokyo Gas Co. Ltd. (Utilities)	356,284
14,638	Tokyu Corp. (Industrials)	212,800
53,981	Tokyu Fudosan Holdings Corp. (Real Estate)	321,748
27,058	Toppan Printing Co. Ltd. (Industrials)	270,678
31,441	Toray Industries, Inc. (Materials)	299,098
38,032	Tosoh Corp. (Materials)	445,768
5,426	TOTO Ltd. (Industrials)	206,322
9,802	Toyo Seikan Group Holdings Ltd. (Materials)	161,467
6,386	Toyo Suisan Kaisha Ltd. (Consumer Staples)	235,863
5,434	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	126,543
37,951	Toyota Motor Corp. (Consumer Discretionary)	2,132,028
16,106	Toyota Tsusho Corp. (Industrials)	495,355
4,030	Trend Micro, Inc. (Information Technology)	186,377
4,651	Tsuruha Holdings, Inc. (Consumer Staples)	553,167
32,239	Unicharm Corp. (Consumer Staples)	757,789
195	United Urban Investment Corp. REIT (Real Estate)	293,935
10,326	USS Co Ltd. (Consumer Discretionary)	202,748
5,881	West Japan Railway Co. (Industrials)	426,995

Common Stocks – (continued)
Japan – (continued)
3,409	Yakult Honsha Co. Ltd. (Consumer Staples)	236,022
86,798	Yamada Denki Co. Ltd. (Consumer Discretionary)	469,242
16,159	Yamaguchi Financial Group, Inc. (Financials)	182,644
4,550	Yamaha Motor Co. Ltd. (Consumer Discretionary)	128,571
85,730	Yamazaki Baking Co. Ltd. (Consumer Staples)	1,623,309
12,438	Yaskawa Electric Corp. (Information Technology)	376,327
14,506	Yokogawa Electric Corp. (Information Technology)	225,775
19,157	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	354,211

		126,952,299

Luxembourg – 0.3%
26,729	ArcelorMittal (Materials)*	713,101
538	Eurofins Scientific SE (Health Care)	307,085
9,997	RTL Group SA (Consumer Discretionary)	757,696
5,861	SES SA (Consumer Discretionary)	133,823

		1,911,705

Macau – 0.1%
61,210	MGM China Holdings Ltd. (Consumer Discretionary)(a)	122,632
89,258	Wynn Macau Ltd. (Consumer Discretionary)	195,932

		318,564

Mexico – 0.0%
7,410	Fresnillo PLC (Materials)	154,298

Netherlands – 3.2%
9,086	ABN AMRO Group NV (Financials)(b)	254,287
59,738	Aegon NV (Financials)	340,624
4,993	Akzo Nobel NV (Materials)	455,898
7,681	Altice NV, Class A (Consumer Discretionary)*	176,886
6,693	ASML Holding NV (Information Technology)	1,038,428
16,065	Boskalis Westminster (Industrials)	524,286
13,992	EXOR NV (Financials)	896,631
8,637	Gemalto NV (Information Technology)	466,140
15,903	Heineken Holding NV (Consumer Staples)	1,568,152
8,294	Heineken NV (Consumer Staples)	869,026
90,581	ING Groep NV (Financials)	1,604,606
90,478	Koninklijke Ahold Delhaize NV (Consumer Staples)	1,624,296
5,393	Koninklijke DSM NV (Materials)	408,620
87,188	Koninklijke KPN NV (Telecommunication Services)	307,967
31,749	Koninklijke Philips NV (Health Care)	1,199,580

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
4,528	Koninklijke Vopak NV (Energy)	$191,404
23,013	NN Group NV (Financials)	912,051
3,976	NXP Semiconductors NV (Information Technology)*	449,129
16,121	Randstad Holding NV (Industrials)	941,158
81,329	Royal Dutch Shell PLC, Class A (Energy)	2,229,022
63,700	Royal Dutch Shell PLC, Class B (Energy)	1,773,352
20,363	Wolters Kluwer NV (Industrials)	888,370

		19,119,913

New Zealand – 0.1%
27,459	Fletcher Building Ltd. (Materials)	160,476
90,653	Spark New Zealand Ltd. (Telecommunication Services)	254,184

		414,660

Norway – 0.6%
24,422	DNB ASA (Financials)	475,579
19,358	Gjensidige Forsikring ASA (Financials)	337,900
31,315	Marine Harvest ASA (Consumer Staples)*	620,275
76,084	Norsk Hydro ASA (Materials)	547,659
25,406	Orkla ASA (Consumer Staples)	260,106
27,038	Schibsted ASA, Class A (Consumer Discretionary)	655,111
29,006	Schibsted ASA, Class B (Consumer Discretionary)	663,646
13,577	Telenor ASA (Telecommunication Services)	274,163

		3,834,439

Portugal – 0.3%
169,596	EDP – Energias de Portugal SA (Utilities)	650,265
11,831	Galp Energia SGPS SA (Energy)	195,656
34,581	Jeronimo Martins SGPS SA (Consumer Staples)	689,060

		1,534,981

Singapore – 1.4%
188,971	CapitaLand Commercial Trust REIT (Real Estate)	242,128
46,211	CapitaLand Ltd. (Real Estate)	128,629
102,891	CapitaLand Mall Trust REIT (Real Estate)	164,413
17,107	City Developments Ltd. (Real Estate)	147,513
77,445	DBS Group Holdings Ltd. (Financials)	1,175,932
205,329	Genting Singapore PLC (Consumer Discretionary)	179,172
3,616,441	Golden Agri-Resources Ltd. (Consumer Staples)	1,051,910
24,095	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	708,478

Common Stocks – (continued)
Singapore – (continued)
176,859	Oversea-Chinese Banking Corp. Ltd. (Financials)	1,454,724
188,873	Singapore Exchange Ltd. (Financials)	1,043,113
92,930	Singapore Telecommunications Ltd. (Telecommunication Services)	253,196
357,489	StarHub Ltd. (Telecommunication Services)	687,074
127,919	Suntec Real Estate Investment Trust REIT (Real Estate)	178,503
50,023	United Overseas Bank Ltd. (Financials)	885,164
43,298	UOL Group Ltd. (Real Estate)	260,808

		8,560,757

South Africa – 0.3%
45,722	Investec PLC (Financials)	347,599
61,586	Mediclinic International PLC (Health Care)	606,682
19,934	Mondi PLC (Materials)	542,744

		1,497,025

Spain – 3.0%
14,206	Abertis Infraestructuras SA (Industrials)	287,122
33,825	ACS Actividades de Construccion y Servicios SA (Industrials)	1,277,213
3,642	Aena SA (Industrials)(b)	710,332
27,932	Amadeus IT Group SA (Information Technology)	1,729,158
95,126	Banco Bilbao Vizcaya Argentaria SA (Financials)	839,393
315,901	Banco de Sabadell SA (Financials)	693,686
387,108	Banco Santander SA (Financials)	2,512,409
36,813	Bankia SA (Financials)	178,963
20,248	Bankinter SA (Financials)	192,824
85,833	CaixaBank SA (Financials)	442,679
177,073	Distribuidora Internacional de Alimentacion SA (Consumer Staples)	1,119,135
10,955	Enagas SA (Energy)	322,419
20,427	Endesa SA (Utilities)	492,149
12,425	Ferrovial SA (Industrials)	282,811
9,648	Gas Natural SDG SA (Utilities)	234,227
12,953	Grifols SA (Health Care)	365,746
108,421	Iberdrola SA (Utilities)	884,394
46,458	Industria de Diseno Textil SA (Consumer Discretionary)	1,762,790
230,796	Mapfre SA (Financials)	815,771
13,364	Red Electrica Corp. SA (Utilities)	299,736
101,822	Repsol SA (Energy)	1,746,840
69,899	Telefonica SA (Telecommunication Services)	752,829

		17,942,626

Sweden – 2.5%
9,081	Alfa Laval AB (Industrials)	205,418
16,960	Assa Abloy AB, Class B (Industrials)	366,168
24,827	Atlas Copco AB, Class A (Industrials)	971,571
10,072	Atlas Copco AB, Class B (Industrials)	358,966

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
19,248	Boliden AB (Materials)	$672,453
23,638	Electrolux AB, Series B (Consumer Discretionary)	858,202
7,734	Essity AB, Class B (Consumer Staples)*	214,408
23,211	Getinge AB, Class B (Health Care)	430,538
63,130	Hennes & Mauritz AB, Class B (Consumer Discretionary)	1,594,643
7,460	Hexagon AB, Class B (Information Technology)	365,530
27,697	Husqvarna AB, Class B (Consumer Discretionary)	278,977
6,145	ICA Gruppen AB (Consumer Staples)	244,647
25,258	Industrivarden AB, Class C (Financials)	597,379
16,831	Investor AB, Class B (Financials)	785,990
8,219	Kinnevik AB, Class B (Financials)	246,962
6,576	L E Lundbergforetagen AB, Class B (Financials)	508,653
55,243	Nordea Bank AB (Financials)	742,141
32,812	Sandvik AB (Industrials)	541,413
54,933	Securitas AB, Class B (Industrials)	901,588
36,095	Skandinaviska Enskilda Banken AB, Class A (Financials)	469,029
8,523	Skanska AB, Class B (Industrials)	192,260
8,359	SKF AB, Class B (Industrials)	166,815
26,317	Svenska Handelsbanken AB, Class A (Financials)	392,902
19,227	Swedbank AB, Class A (Financials)	519,012
19,150	Swedish Match AB (Consumer Staples)	681,784
19,418	Tele2 AB, Class B (Telecommunication Services)	225,724
108,812	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	636,817
77,198	Telia Co. AB (Telecommunication Services)	367,686
29,953	Volvo AB, Class B (Industrials)	510,801

		15,048,477

Switzerland – 8.9%
51,185	ABB Ltd. (Industrials)	1,182,421
8,460	Adecco Group AG (Industrials)	611,831
3,291	Baloise Holding AG (Financials)	522,930
430	Barry Callebaut AG (Consumer Staples)*	617,482
114	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	652,445
8,823	Cie Financiere Richemont SA (Consumer Discretionary)	787,276
40,070	Coca-Cola HBC AG (Consumer Staples)*	1,365,156
7,868	Credit Suisse Group AG (Financials)*	115,441
1,752	Dufry AG (Consumer Discretionary)*	269,454
2,078	EMS-Chemie Holding AG (Materials)	1,417,408
28,277	Ferguson PLC (Industrials)	1,677,165
1,219	Geberit AG (Industrials)	555,717
253	Givaudan SA (Materials)	516,004
732,977	Glencore PLC (Materials)*	3,395,397

Common Stocks – (continued)
Switzerland – (continued)
5,270	Julius Baer Group Ltd. (Financials)*	293,935
12,006	Kuehne + Nagel International AG (Industrials)	2,170,075
3,917	LafargeHolcim Ltd. (Materials)*	229,681
1,499	Lonza Group AG (Health Care)*	378,728
100,002	Nestle SA (Consumer Staples)	8,465,310
66,361	Novartis AG (Health Care)	5,586,477
5,855	Pargesa Holding SA (Financials)	473,396
3,671	Partners Group Holding AG (Financials)	2,376,027
23,374	Roche Holding AG (Health Care)	5,922,548
1,467	Schindler Holding AG (Industrials)	307,597
1,991	Schindler Holding AG Participation Certificates (Industrials)	425,548
468	SGS SA (Industrials)	1,043,625
121	Sika AG (Materials)	856,191
5,266	Sonova Holding AG (Health Care)	888,261
95,392	STMicroelectronics NV (Information Technology)	1,650,704
1,582	Straumann Holding AG (Health Care)	1,011,591
2,557	Swatch Group AG (The) – Bearer (Consumer Discretionary)	1,018,543
10,029	Swatch Group AG (The) – Registered (Consumer Discretionary)	775,917
3,015	Swiss Life Holding AG (Financials)*	1,076,741
3,677	Swiss Prime Site AG (Real Estate)*	332,116
13,673	Swiss Re AG (Financials)	1,235,692
636	Swisscom AG (Telecommunication Services)	320,052
63,972	UBS Group AG (Financials)*	1,051,777
3,127	Zurich Insurance Group AG (Financials)	933,545

		52,510,204

United Kingdom – 13.2%
138,373	3i Group PLC (Financials)	1,728,624
70,608	Admiral Group PLC (Financials)	1,756,862
119,115	Anglo American PLC (Materials)	2,152,637
15,112	Ashtead Group PLC (Industrials)	323,829
7,773	Associated British Foods PLC (Consumer Staples)	332,728
32,988	AstraZeneca PLC (Health Care)	1,930,229
267,060	Auto Trader Group PLC (Information Technology)(b)	1,216,121
95,792	Aviva PLC (Financials)	644,936
72,207	BAE Systems PLC (Industrials)	565,232
245,054	Barclays PLC (Financials)	603,426
114,675	Barratt Developments PLC (Consumer Discretionary)	922,789
2,483	Berkeley Group Holdings PLC (Consumer Discretionary)	119,692
387,110	BP PLC (Energy)	2,220,456
47,264	British American Tobacco PLC (Consumer Staples)	2,942,177
27,336	British Land Co. PLC (The) REIT (Real Estate)	215,393
48,107	BT Group PLC (Telecommunication Services)	181,347

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
11,223	Bunzl PLC (Industrials)	$334,058
77,125	Burberry Group PLC (Consumer Discretionary)	1,785,848
160,506	Centrica PLC (Utilities)	413,433
33,658	CNH Industrial NV (Industrials)	381,352
3,599	Coca-Cola European Partners PLC (Consumer Staples)	153,910
60,351	Compass Group PLC (Consumer Discretionary)	1,284,683
41,319	ConvaTec Group PLC (Health Care)*(b)	152,750
10,124	Croda International PLC (Materials)	501,200
3,649	DCC PLC (Industrials)	331,250
50,635	Diageo PLC (Consumer Staples)	1,691,170
53,647	Direct Line Insurance Group PLC (Financials)	262,751
65,161	Dixons Carphone PLC (Consumer Discretionary)	145,592
29,482	Experian PLC (Industrials)	590,350
120,880	Fiat Chrysler Automobiles NV (Consumer Discretionary)*	1,817,984
56,365	G4S PLC (Industrials)	205,904
68,515	GKN PLC (Consumer Discretionary)	281,541
122,773	GlaxoSmithKline PLC (Health Care)	2,425,985
40,513	Hammerson PLC REIT (Real Estate)	292,859
80,779	Hargreaves Lansdown PLC (Financials)	1,457,229
486,102	HSBC Holdings PLC (Financials)	4,700,883
10,480	IMI PLC (Industrials)	153,271
28,028	Imperial Brands PLC (Consumer Staples)	1,155,876
10,597	InterContinental Hotels Group PLC (Consumer Discretionary)	526,528
116,703	International Consolidated Airlines Group SA (Industrials)	922,259
7,795	Intertek Group PLC (Industrials)	513,261
69,801	Intu Properties PLC REIT (Real Estate)	223,776
400,031	J Sainsbury PLC (Consumer Staples)	1,214,424
9,023	Johnson Matthey PLC (Materials)	321,359
213,256	Kingfisher PLC (Consumer Discretionary)	821,351
18,719	Land Securities Group PLC REIT (Real Estate)	243,616
269,001	Legal & General Group PLC (Financials)	901,909
677,657	Lloyds Banking Group PLC (Financials)	557,273
12,761	London Stock Exchange Group PLC (Financials)	649,506
256,796	Marks & Spencer Group PLC (Consumer Discretionary)(a)	1,057,539
56,441	Meggitt PLC (Industrials)	376,726
58,627	Merlin Entertainments PLC (Consumer Discretionary)(b)	348,484
45,574	National Grid PLC (Utilities)	572,387
17,167	Next PLC (Consumer Discretionary)	913,357
79,549	Old Mutual PLC (Financials)	212,693
20,571	Persimmon PLC (Consumer Discretionary)	704,815

Common Stocks – (continued)
United Kingdom – (continued)
49,725	Provident Financial PLC (Financials)(a)	565,766
67,102	Prudential PLC (Financials)	1,569,759
9,723	Reckitt Benckiser Group PLC (Consumer Staples)	918,595
48,351	RELX NV (Industrials)	1,013,739
41,976	RELX PLC (Industrials)	914,631
5,763	Rio Tinto Ltd. (Materials)	310,091
25,497	Rio Tinto PLC (Materials)	1,230,881
29,378	Rolls-Royce Holdings PLC (Industrials)*	345,995
264,841	Royal Mail PLC (Industrials)	1,345,251
59,635	RSA Insurance Group PLC (Financials)	512,157
163,335	Sage Group PLC (The) (Information Technology)	1,457,472
13,043	Schroders PLC (Financials)	566,045
92,352	Segro PLC REIT (Real Estate)	640,221
14,393	Severn Trent PLC (Utilities)	420,811
39,106	Sky PLC (Consumer Discretionary)	481,729
57,567	Smith & Nephew PLC (Health Care)	1,036,266
22,591	Smiths Group PLC (Industrials)	449,744
25,541	SSE PLC (Utilities)	468,980
14,790	St James’s Place PLC (Financials)	219,735
42,778	Standard Chartered PLC (Financials)*	424,436
51,160	Tate & Lyle PLC (Consumer Staples)	450,578
397,582	Tesco PLC (Consumer Staples)*	926,759
48,937	Unilever NV (Consumer Staples)	2,909,641
50,023	Unilever PLC (Consumer Staples)	2,912,818
32,538	United Utilities Group PLC (Utilities)	381,534
519,786	Vodafone Group PLC (Telecommunication Services)	1,482,871
5,394	Weir Group PLC (The) (Industrials)	124,760
16,246	Whitbread PLC (Consumer Discretionary)	786,692
753,015	Wm Morrison Supermarkets PLC (Consumer Staples)	2,386,932
64,588	Worldpay Group PLC (Information Technology)(b)	347,048
79,433	WPP PLC (Consumer Discretionary)	1,453,418

		78,512,975

United States – 0.6%
9,511	Carnival PLC (Consumer Discretionary)	658,728
24,847	QIAGEN NV (Health Care)*	796,267
20,741	Shire PLC (Health Care)	1,024,534
3,306	Taro Pharmaceutical Industries Ltd. (Health Care)*(a)	346,601
68,066	Valeant Pharmaceuticals International, Inc. (Health Care)*	911,528

		3,737,658

TOTAL COMMON STOCKS
(Cost $518,911,387)		$588,996,106

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Preferred Stocks – 0.4%
Germany – 0.4%
1,505	Bayerische Motoren Werke AG (Consumer Discretionary)	$124,696
23,046	FUCHS PETROLUB SE (Materials)	1,279,551
7,035	Henkel AG & Co KGaA (Consumer Staples)	941,358
969	Volkswagen AG (Consumer Discretionary)	144,408

TOTAL PREFERRED STOCKS
(Cost $2,167,739)		$2,490,013

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $521,079,126)		$591,486,119

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle – 1.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,961,512	0.93%	$6,961,512
(Cost $6,961,512)

TOTAL INVESTMENTS – 100.9%
(Cost $528,040,638)		$598,447,631

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(5,319,100)

NET ASSETS – 100.0%		$593,128,531

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Security is currently in default and/or non-income producing.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,661,490, which represents approximately 1.1% of net assets as of August 31, 2017.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

August 31, 2017

Shares	Description	Value
Common Stocks – 99.5%
Consumer Discretionary – 20.4%
1,291	ABC-Mart, Inc.	$66,274
1,206	Aisin Seiki Co. Ltd.	60,596
3,500	Asics Corp.	52,694
6,873	Bandai Namco Holdings, Inc.	230,120
2,919	Benesse Holdings, Inc.	112,188
8,123	Bridgestone Corp.	348,287
4,717	Casio Computer Co. Ltd.	66,602
3,309	Denso Corp.	160,429
1,359	Dentsu, Inc.	56,800
1,189	Don Quijote Holdings Co. Ltd.	45,103
602	Fast Retailing Co. Ltd.	172,133
3,320	Hakuhodo DY Holdings, Inc.	45,158
1,181	Hikari Tsushin, Inc.	146,364
18,824	Honda Motor Co. Ltd.	526,956
1,842	Iida Group Holdings Co. Ltd.	31,280
2,577	Isetan Mitsukoshi Holdings Ltd.	26,505
2,243	Isuzu Motors Ltd.	29,306
1,786	J Front Retailing Co. Ltd.	24,909
1,406	Koito Manufacturing Co. Ltd.	87,508
863	Marui Group Co. Ltd.	12,068
19,466	Mazda Motor Corp.	286,348
3,375	McDonald’s Holdings Co. Japan Ltd.	149,799
2,076	Mitsubishi Motors Corp.	15,316
637	NGK Spark Plug Co. Ltd.	12,125
9,280	Nikon Corp.	152,868
15,671	Nissan Motor Co. Ltd.	155,628
1,667	Nitori Holdings Co. Ltd.	257,184
1,632	NOK Corp.	36,685
1,377	Oriental Land Co. Ltd.	103,331
24,855	Panasonic Corp.	330,956
2,712	Rakuten, Inc.	32,169
666	Rinnai Corp.	57,789
569	Ryohin Keikaku Co. Ltd.	157,682
964	Sankyo Co. Ltd.	31,444
4,442	Sega Sammy Holdings, Inc.	63,768
9,487	Sekisui Chemical Co. Ltd.	176,707
3,376	Sekisui House Ltd.	58,404
38,221	Sharp Corp.*(a)	114,600
928	Shimamura Co. Ltd.	113,154
629	Shimano, Inc.	84,926
13,770	Sony Corp.	542,618
2,821	Stanley Electric Co. Ltd.	93,555
6,695	Start Today Co. Ltd.	208,040
6,301	Subaru Corp.	220,758
4,873	Sumitomo Electric Industries Ltd.	76,243
13,203	Sumitomo Rubber Industries Ltd.	218,690
4,410	Suzuki Motor Corp.	221,422
24,914	Takashimaya Co. Ltd.	228,405
1,680	Toho Co. Ltd.	62,355
2,535	Toyoda Gosei Co. Ltd.	59,033
533	Toyota Industries Corp.	28,379
28,011	Toyota Motor Corp.	1,573,615
1,526	USS Co Ltd.	29,963
38,402	Yamada Denki Co. Ltd.	207,607
2,142	Yamaha Corp.	74,540
2,146	Yamaha Motor Co. Ltd.	60,640

Common Stocks – (continued)
Consumer Discretionary – (continued)
9,245	Yokohama Rubber Co. Ltd. (The)	170,939

		8,768,965

Consumer Staples – 10.2%
7,367	Aeon Co. Ltd.(a)	108,571
6,782	Ajinomoto Co., Inc.	133,810
7,100	Asahi Group Holdings Ltd.	308,940
2,281	Calbee, Inc.	77,926
2,695	Coca-Cola Bottlers Japan, Inc.	92,315
1,836	FamilyMart UNY Holdings Co. Ltd.(a)	99,424
6,132	Kao Corp.	382,317
2,938	Kikkoman Corp.	91,963
16,950	Kirin Holdings Co. Ltd.	384,478
1,045	Kose Corp.	131,028
1,985	Lawson, Inc.	133,283
7,108	Lion Corp.	141,178
2,285	MEIJI Holdings Co. Ltd.	181,870
4,488	NH Foods Ltd.	131,712
7,193	Nisshin Seifun Group, Inc.	124,894
1,290	Nissin Foods Holdings Co. Ltd.	79,468
4,864	Pola Orbis Holdings, Inc.	156,226
9,572	Seven & i Holdings Co. Ltd.	379,627
6,072	Shiseido Co. Ltd.	251,520
2,835	Sundrug Co. Ltd.	117,331
4,405	Suntory Beverage & Food Ltd.	203,320
2,784	Toyo Suisan Kaisha Ltd.	102,825
1,137	Tsuruha Holdings, Inc.	135,229
7,346	Unicharm Corp.	172,670
1,151	Yakult Honsha Co. Ltd.	79,689
8,865	Yamazaki Baking Co. Ltd.	167,860

		4,369,474

Energy – 1.3%
4,427	Idemitsu Kosan Co. Ltd.	108,040
2,981	Inpex Corp.	28,466
42,279	JXTG Holdings, Inc.	204,519
19,622	Showa Shell Sekiyu KK	214,833

		555,858

Financials – 10.6%
1,867	AEON Financial Service Co. Ltd.	39,542
19,059	Aozora Bank Ltd.	72,038
1,250	Bank of Kyoto Ltd. (The)	11,550
2,849	Chiba Bank Ltd. (The)	19,052
1,226	Chugoku Bank Ltd. (The)	16,509
9,732	Concordia Financial Group Ltd.	46,502
1,502	Credit Saison Co. Ltd.	27,226
10,931	Dai-ichi Life Holdings, Inc.	175,794
12,822	Daiwa Securities Group, Inc.	70,110
2,769	Fukuoka Financial Group, Inc.	12,152
3,004	Hachijuni Bank Ltd. (The)	18,287
2,856	Hiroshima Bank Ltd. (The)	11,470
7,303	Japan Exchange Group, Inc.	124,282
2,304	Japan Post Bank Co. Ltd.	29,308
2,525	Japan Post Holdings Co. Ltd.	31,339
1,576	Kyushu Financial Group, Inc.	9,594

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
20,724	Mebuki Financial Group, Inc.	$73,436
131,987	Mitsubishi UFJ Financial Group, Inc.	808,399
38,947	Mitsubishi UFJ Lease & Finance Co. Ltd.	196,752
275,004	Mizuho Financial Group, Inc.	472,499
4,468	MS&AD Insurance Group Holdings, Inc.	147,323
20,790	Nomura Holdings, Inc.	115,699
19,570	ORIX Corp.	312,860
32,834	Resona Holdings, Inc.	163,663
5,839	SBI Holdings, Inc.	81,065
15,340	Seven Bank Ltd.	58,121
8,923	Shinsei Bank Ltd.	14,269
2,442	Shizuoka Bank Ltd. (The)	21,323
4,596	Sompo Holdings, Inc.	172,674
928	Sony Financial Holdings, Inc.	14,688
17,276	Sumitomo Mitsui Financial Group, Inc.	645,770
1,453	Sumitomo Mitsui Trust Holdings, Inc.	50,246
3,507	Suruga Bank Ltd.	74,945
6,113	T&D Holdings, Inc.	83,786
7,626	Tokio Marine Holdings, Inc.	304,181
3,307	Yamaguchi Financial Group, Inc.	37,379

		4,563,833

Health Care – 7.4%
7,555	Alfresa Holdings Corp.	142,025
1,982	Chugai Pharmaceutical Co. Ltd.	80,497
10,868	Daiichi Sankyo Co. Ltd.	256,641
2,532	Eisai Co. Ltd.	130,994
1,652	Hisamitsu Pharmaceutical Co., Inc.	79,403
6,009	Hoya Corp.	343,691
5,747	Kyowa Hakko Kirin Co. Ltd.	100,831
3,397	M3, Inc.	88,181
4,862	Medipal Holdings Corp.	85,657
2,695	Miraca Holdings, Inc.	122,311
4,490	Mitsubishi Tanabe Pharma Corp.	110,149
3,609	Olympus Corp.	124,443
2,399	Ono Pharmaceutical Co. Ltd.	48,848
5,772	Otsuka Holdings Co. Ltd.	232,275
4,397	Santen Pharmaceutical Co. Ltd.	68,156
4,092	Shionogi & Co. Ltd.	215,457
6,791	Sumitomo Dainippon Pharma Co. Ltd.	92,184
3,748	Suzuken Co. Ltd.	136,387
2,237	Sysmex Corp.	137,805
1,028	Taisho Pharmaceutical Holdings Co. Ltd.	80,140
6,971	Takeda Pharmaceutical Co. Ltd.	384,906
3,794	Terumo Corp.	146,507

		3,207,488

Industrials – 18.4%
3,969	Amada Holdings Co. Ltd.	43,527
14,932	ANA Holdings, Inc.	55,327
2,497	Asahi Glass Co. Ltd.	97,330
1,421	Central Japan Railway Co.	240,535
4,335	Dai Nippon Printing Co. Ltd.	51,125
2,694	Daikin Industries Ltd.	269,131
2,727	East Japan Railway Co.	249,880
1,618	FANUC Corp.	313,721

Common Stocks – (continued)
Industrials – (continued)
11,573	Fuji Electric Co. Ltd.	63,722
2,008	Hankyu Hanshin Holdings, Inc.	76,445
809	Hino Motors Ltd.	9,284
3,685	Hitachi Construction Machinery Co. Ltd.	103,961
994	Hoshizaki Corp.	86,431
13,908	IHI Corp.*	45,998
24,991	ITOCHU Corp.	407,812
1,500	Japan Airlines Co. Ltd.	51,490
1,237	Japan Airport Terminal Co. Ltd.	44,845
973	JGC Corp.	15,621
12,671	Kajima Corp.	116,164
5,575	Kamigumi Co. Ltd.	61,646
6,131	Keihan Holdings Co. Ltd.	36,933
6,932	Keikyu Corp.	73,565
5,289	Keio Corp.	43,971
1,413	Keisei Electric Railway Co. Ltd.	38,451
13,018	Kintetsu Group Holdings Co. Ltd.	49,087
8,530	Komatsu Ltd.	230,572
6,688	Kubota Corp.	115,700
1,327	Kurita Water Industries Ltd.	38,161
1,032	Kyushu Railway Co.	32,256
3,497	LIXIL Group Corp.	91,635
2,293	Makita Corp.	91,982
58,620	Marubeni Corp.	381,035
3,633	MINEBEA MITSUMI, Inc.	59,648
6,258	MISUMI Group, Inc.	160,402
21,712	Mitsubishi Corp.	501,767
20,044	Mitsubishi Electric Corp.	296,307
10,645	Mitsubishi Heavy Industries Ltd.	40,709
23,437	Mitsui & Co. Ltd.	350,192
27,899	Mitsui OSK Lines Ltd.	89,482
2,239	Nabtesco Corp.	78,221
21,560	Nagoya Railroad Co. Ltd.	96,379
779	NGK Insulators Ltd.	14,531
1,824	Nidec Corp.	206,497
18,191	Nippon Express Co. Ltd.	125,449
5,993	Nippon Yusen KK*	11,871
5,616	NSK Ltd.	66,590
6,234	Obayashi Corp.	73,464
2,039	Odakyu Electric Railway Co. Ltd.	39,461
3,384	Park24 Co. Ltd.	81,264
17,847	Recruit Holdings Co. Ltd.	355,286
1,446	Secom Co. Ltd.	107,235
1,374	Seibu Holdings, Inc.	23,607
6,489	Shimizu Corp.	66,977
250	SMC Corp.	85,658
917	Sohgo Security Services Co. Ltd.	40,034
30,494	Sumitomo Corp.	431,255
7,041	Sumitomo Heavy Industries Ltd.	52,459
7,480	Taisei Corp.	74,963
1,117	THK Co. Ltd.	37,247
9,011	Tobu Railway Co. Ltd.	49,779
2,953	Tokyu Corp.	42,929
5,299	Toppan Printing Co. Ltd.	53,009
13,741	Toshiba Corp.*	38,204
2,750	TOTO Ltd.	104,568

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
10,236	Toyota Tsusho Corp.	$314,818
762	West Japan Railway Co.	55,326
2,505	Yamato Holdings Co. Ltd.	53,350

		7,906,281

Information Technology – 13.9%
1,479	Alps Electric Co. Ltd.	40,583
6,853	Brother Industries Ltd.	162,265
12,748	Canon, Inc.	446,400
2,486	DeNA Co. Ltd.	53,126
697	Disco Corp.	124,822
6,431	FUJIFILM Holdings Corp.	252,542
36,419	Fujitsu Ltd.	269,718
2,366	Hamamatsu Photonics KK	73,198
200	Hirose Electric Co. Ltd.	27,658
2,177	Hitachi High-Technologies Corp.	77,637
41,977	Hitachi Ltd.	288,721
6,438	Kakaku.com, Inc.	80,080
1,092	Keyence Corp.	568,126
2,144	Konami Holdings Corp.	111,622
16,024	Konica Minolta, Inc.	127,831
2,269	Kyocera Corp.	136,066
1,800	LINE Corp.*(a)	63,456
2,783	Mixi, Inc.	148,177
1,668	Murata Manufacturing Co. Ltd.	255,216
129,386	NEC Corp.	342,098
4,603	Nexon Co. Ltd.*	114,719
814	Nintendo Co. Ltd.	270,988
1,689	Nippon Electric Glass Co. Ltd.	64,147
2,373	Nomura Research Institute Ltd.	92,281
16,190	NTT Data Corp.	174,757
686	Obic Co. Ltd.	42,945
3,636	Omron Corp.	182,362
1,687	Oracle Corp. Japan	124,617
1,822	Otsuka Corp.	120,517
8,451	Ricoh Co. Ltd.	84,541
1,296	Rohm Co. Ltd.	100,797
4,394	Seiko Epson Corp.	112,625
4,694	Shimadzu Corp.	86,195
465	TDK Corp.	31,138
2,098	Tokyo Electron Ltd.	294,704
1,923	Trend Micro, Inc.	88,934
11,080	Yahoo Japan Corp.	50,739
6,020	Yaskawa Electric Corp.	182,142
6,667	Yokogawa Electric Corp.	103,767

		5,972,257

Materials – 6.3%
3,020	Air Water, Inc.	55,648
15,014	Asahi Kasei Corp.	179,661
835	Daicel Corp.	10,629
3,347	Hitachi Chemical Co. Ltd.	90,502
2,830	Hitachi Metals Ltd.	37,773
1,261	JFE Holdings, Inc.	24,885
2,737	JSR Corp.	53,268
4,276	Kaneka Corp.	33,257

Common Stocks – (continued)
Materials – (continued)
2,351	Kansai Paint Co. Ltd.	59,576
6,304	Kuraray Co. Ltd.	119,596
1,138	Maruichi Steel Tube Ltd.	33,656
30,452	Mitsubishi Chemical Holdings Corp.	283,049
4,685	Mitsubishi Gas Chemical Co., Inc.	116,167
2,917	Mitsubishi Materials Corp.	104,557
25,170	Mitsui Chemicals, Inc.	150,480
1,844	Nippon Paint Holdings Co. Ltd.	62,829
4,966	Nippon Steel & Sumitomo Metal Corp.	118,420
2,519	Nissan Chemical Industries Ltd.	84,341
1,352	Nitto Denko Corp.	119,132
34,127	Oji Holdings Corp.	178,914
3,294	Shin-Etsu Chemical Co. Ltd.	291,031
11,988	Sumitomo Chemical Co. Ltd.	71,780
1,626	Sumitomo Metal Mining Co. Ltd.	27,996
6,066	Taiheiyo Cement Corp.	23,369
2,698	Teijin Ltd.	54,715
10,389	Toray Industries, Inc.	98,831
10,021	Tosoh Corp.	117,455
7,096	Toyo Seikan Group Holdings Ltd.	116,891

		2,718,408

Real Estate – 3.6%
1,233	Aeon Mall Co. Ltd.	22,137
1,532	Daito Trust Construction Co. Ltd.	271,225
6,690	Daiwa House Industry Co. Ltd.	233,840
35	Daiwa House REIT Investment Corp. REIT	85,481
2,033	Hulic Co. Ltd.	20,116
12	Japan Prime Realty Investment Corp. REIT	43,067
13	Japan Real Estate Investment Corp. REIT	67,327
25	Japan Retail Fund Investment Corp. REIT	45,952
7,191	Mitsubishi Estate Co. Ltd.	123,749
6,573	Mitsui Fudosan Co. Ltd.	142,019
14	Nippon Building Fund, Inc. REIT	74,414
21	Nippon Prologis REIT, Inc. REIT	45,564
2,449	Nomura Real Estate Holdings, Inc.	50,533
68	Nomura Real Estate Master Fund, Inc. REIT	89,773
2,472	Sumitomo Realty & Development Co. Ltd.	74,726
3,215	Tokyo Tatemono Co. Ltd.	39,552
11,937	Tokyu Fudosan Holdings Corp.	71,149
39	United Urban Investment Corp. REIT	58,787

		1,559,411

Telecommunication Services – 4.5%
17,562	KDDI Corp.	473,437
8,482	Nippon Telegraph & Telephone Corp.	421,403
13,479	NTT DOCOMO, Inc.	312,726
8,898	SoftBank Group Corp.	721,315

		1,928,881

Utilities – 2.9%
4,748	Chubu Electric Power Co., Inc.	61,992
3,776	Chugoku Electric Power Co., Inc. (The)	43,503

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
1,374	Electric Power Development Co. Ltd.	$37,577
27,072	Kansai Electric Power Co., Inc. (The)	378,802
2,859	Kyushu Electric Power Co., Inc.	33,562
21,944	Osaka Gas Co. Ltd.	85,754
12,876	Toho Gas Co. Ltd.	84,818
3,908	Tohoku Electric Power Co., Inc.	53,404
85,647	Tokyo Electric Power Co. Holdings, Inc.*	346,292
21,080	Tokyo Gas Co. Ltd.	111,702

		1,237,406

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $36,662,241)		$42,788,262

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle – 0.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
288,307	0.93%	$288,307
(Cost $288,307)

TOTAL INVESTMENTS – 100.2%
(Cost $36,950,548)		$43,076,569

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(84,971)

NET ASSETS – 100.0%		$42,991,598

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Security is currently in default and/or on-income producing.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	—Real Estate Investment Trust

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

August 31, 2017

Shares	Description	Value
Common Stocks – 99.5%
Consumer Discretionary – 13.9%
25,400	Advance Auto Parts, Inc.	$2,486,660
34,137	Amazon.com, Inc.*	33,474,742
80,557	Aramark	3,277,864
10,666	AutoZone, Inc.*	5,636,341
194,722	Best Buy Co., Inc.	10,565,616
29,420	BorgWarner, Inc.	1,365,382
53,736	Carnival Corp.	3,733,577
53,458	CBS Corp., Class B	3,424,519
9,965	Charter Communications, Inc., Class A*	3,971,451
112,829	Coach, Inc.	4,704,969
339,024	Comcast Corp., Class A	13,767,765
26,739	Darden Restaurants, Inc.	2,195,004
55,600	Dollar General Corp.	4,034,336
46,319	Dollar Tree, Inc.*	3,688,845
32,296	Domino’s Pizza, Inc.	5,886,269
20,017	DR Horton, Inc.	723,615
19,185	Expedia, Inc.	2,846,287
107,161	Foot Locker, Inc.	3,775,282
817,786	Ford Motor Co.	9,020,180
26,652	General Motors Co.	973,864
51,050	Genuine Parts Co.	4,228,471
111,495	Goodyear Tire & Rubber Co. (The)	3,378,298
32,344	Hanesbrands, Inc.	784,665
42,777	Hasbro, Inc.	4,202,840
43,661	Hilton Worldwide Holdings, Inc.	2,808,712
140,780	Home Depot, Inc. (The)	21,098,699
93,207	L Brands, Inc.	3,375,958
36,070	Las Vegas Sands Corp.	2,243,915
49,346	Lear Corp.	7,379,201
15,899	Lennar Corp., Class A	822,932
22,100	Liberty Broadband Corp., Class C*	2,243,813
21,215	LKQ Corp.*	735,100
130,432	Lowe’s Cos., Inc.	9,637,620
373,663	Macy’s, Inc.	7,760,981
32,574	Marriott International, Inc., Class A	3,374,015
95,819	Mattel, Inc.	1,554,184
68,615	McDonald’s Corp.	10,976,342
22,539	MGM Resorts International	742,885
6,031	Mohawk Industries, Inc.*	1,526,567
52,289	Netflix, Inc.*	9,135,411
176,004	NIKE, Inc., Class B	9,294,771
23,537	Omnicom Group, Inc.	1,703,608
26,975	O’Reilly Automotive, Inc.*	5,290,607
5,024	Priceline Group, Inc. (The)*	9,304,850
74,352	PVH Corp.	9,360,173
136,785	Ross Stores, Inc.	7,995,083
14,246	Royal Caribbean Cruises Ltd.	1,773,057
141,539	Starbucks Corp.	7,764,830
161,808	Target Corp.	8,823,390
5,593	Tesla, Inc.*(a)	1,990,549
37,980	Tiffany & Co.	3,471,372
55,772	Time Warner, Inc.	5,638,549
111,962	TJX Cos., Inc. (The)	8,094,853
58,196	Tractor Supply Co.	3,463,244

Common Stocks – (continued)
Consumer Discretionary – (continued)
25,818	Twenty-First Century Fox, Inc., Class A	712,319
22,632	Ulta Beauty, Inc.*	5,001,898
85,932	VF Corp.	5,402,545
106,543	Walt Disney Co. (The)	10,782,152
27,185	Wyndham Worldwide Corp.	2,709,801
3,755	Wynn Resorts Ltd.	521,907
54,982	Yum China Holdings, Inc.*	1,944,164
55,033	Yum! Brands, Inc.	4,227,635

		332,834,534

Consumer Staples – 11.0%
192,626	Altria Group, Inc.	12,212,488
91,789	Archer-Daniels-Midland Co.	3,792,721
96,720	Brown-Forman Corp., Class B	5,130,029
139,987	Bunge Ltd.	10,447,230
63,813	Campbell Soup Co.	2,948,161
89,238	Church & Dwight Co., Inc.	4,477,070
62,826	Clorox Co. (The)	8,703,286
302,632	Coca-Cola Co. (The)	13,784,888
132,207	Colgate-Palmolive Co.	9,471,309
87,243	Conagra Brands, Inc.	2,831,908
8,174	Constellation Brands, Inc., Class A	1,635,617
61,214	Costco Wholesale Corp.	9,594,682
147,909	CVS Health Corp.	11,439,282
68,636	Dr Pepper Snapple Group, Inc.	6,249,308
83,365	Estee Lauder Cos., Inc. (The), Class A	8,919,221
65,767	General Mills, Inc.	3,502,750
57,355	Hershey Co. (The)	6,017,687
76,210	Hormel Foods Corp.	2,342,695
32,086	Ingredion, Inc.	3,972,889
41,045	JM Smucker Co. (The)	4,299,874
45,378	Kellogg Co.	2,970,444
57,955	Kimberly-Clark Corp.	7,145,272
21,405	Kraft Heinz Co. (The)	1,728,454
226,392	Kroger Co. (The)	4,951,193
41,551	McCormick & Co., Inc.	3,952,747
16,775	Molson Coors Brewing Co., Class B	1,505,556
54,500	Mondelez International, Inc., Class A	2,215,970
27,957	Monster Beverage Corp.*	1,560,560
161,013	PepsiCo, Inc.	18,634,035
150,747	Philip Morris International, Inc.	17,626,847
222,957	Procter & Gamble Co. (The)	20,572,242
141,496	Sysco Corp.	7,452,594
178,734	Tyson Foods, Inc., Class A	11,313,862
109,865	Walgreens Boots Alliance, Inc.	8,953,998
258,785	Wal-Mart Stores, Inc.	20,203,345

		262,560,214

Energy – 2.8%
19,850	Andeavor	1,987,978
112,473	Chevron Corp.	12,104,344
57,046	ConocoPhillips	2,490,628
5,268	EOG Resources, Inc.	447,727
326,790	Exxon Mobil Corp.	24,943,881
96,472	Marathon Petroleum Corp.	5,059,957

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
38,432	National Oilwell Varco, Inc.	$1,178,710
21,344	Occidental Petroleum Corp.	1,274,237
8,489	ONEOK, Inc.	459,764
12,916	Phillips 66	1,082,490
34,630	Schlumberger Ltd.	2,199,351
19,902	Targa Resources Corp.	887,032
178,893	Valero Energy Corp.	12,182,613
55,662	Williams Cos., Inc. (The)	1,654,831

		67,953,543

Financials – 12.5%
44,803	Aflac, Inc.	3,698,488
2,552	Alleghany Corp.*	1,436,189
63,799	Allstate Corp. (The)	5,773,810
316,060	Ally Financial, Inc.	7,142,956
77,110	American Express Co.	6,639,171
38,546	American International Group, Inc.	2,331,262
8,573	Ameriprise Financial, Inc.	1,187,446
296,002	Annaly Capital Management, Inc. REIT	3,700,025
38,251	Aon PLC	5,323,009
36,680	Arch Capital Group Ltd.*	3,570,431
58,149	Arthur J Gallagher & Co.	3,366,827
838,409	Bank of America Corp.	20,029,591
66,136	Bank of New York Mellon Corp. (The)	3,457,590
74,779	BB&T Corp.	3,446,564
76,912	Berkshire Hathaway, Inc., Class B*	13,933,378
4,973	BlackRock, Inc.	2,083,737
4,230	Brighthouse Financial, Inc.*	241,406
87,304	Capital One Financial Corp.	6,950,271
57,652	CBOE Holdings, Inc.	5,816,510
60,790	Charles Schwab Corp. (The)	2,425,521
31,201	Chubb Ltd.	4,412,445
23,616	Cincinnati Financial Corp.	1,814,653
28,697	CIT Group, Inc.	1,287,060
255,716	Citigroup, Inc.	17,396,359
59,397	Citizens Financial Group, Inc.	1,967,823
32,479	CME Group, Inc.	4,085,858
31,094	Comerica, Inc.	2,122,166
42,663	Discover Financial Services	2,514,984
41,726	E*TRADE Financial Corp.*	1,711,183
12,974	Everest Re Group Ltd.	3,275,676
167,468	Fifth Third Bancorp	4,375,939
17,599	First Republic Bank	1,707,983
58,428	Hartford Financial Services Group, Inc. (The)	3,159,202
83,955	Huntington Bancshares, Inc.	1,056,993
41,879	Intercontinental Exchange, Inc.	2,708,315
339,550	JPMorgan Chase & Co.	30,861,700
115,105	KeyCorp	1,980,957
33,729	Lincoln National Corp.	2,288,850
41,861	Loews Corp.	1,949,885
18,880	M&T Bank Corp.	2,791,597
2,108	Markel Corp.*	2,217,595
86,226	Marsh & McLennan Cos., Inc.	6,732,526

Common Stocks – (continued)
Financials – (continued)
46,630	MetLife, Inc.	2,183,683
9,269	Moody’s Corp.	1,242,324
152,296	Morgan Stanley	6,929,468
36,035	MSCI, Inc.	4,129,971
30,256	Northern Trust Corp.	2,677,656
37,774	PNC Financial Services Group, Inc. (The)	4,737,237
43,171	Principal Financial Group, Inc.	2,699,051
95,013	Progressive Corp. (The)	4,416,204
52,874	Prudential Financial, Inc.	5,397,378
25,048	Raymond James Financial, Inc.	1,961,759
139,317	Regions Financial Corp.	1,965,763
56,753	S&P Global, Inc.	8,758,690
26,508	State Street Corp.	2,451,725
32,877	SunTrust Banks, Inc.	1,811,523
11,050	SVB Financial Group*	1,871,207
92,078	Synchrony Financial	2,835,082
40,730	T Rowe Price Group, Inc.	3,435,983
42,536	TD Ameritrade Holding Corp.	1,842,660
50,126	Travelers Cos., Inc. (The)	6,074,269
60,379	Unum Group	2,909,060
102,048	US Bancorp	5,229,960
365,053	Wells Fargo & Co.	18,643,257
10,678	Willis Towers Watson PLC	1,585,363

		300,763,204

Health Care – 14.6%
96,652	Abbott Laboratories	4,923,453
120,563	AbbVie, Inc.	9,078,394
49,957	Aetna, Inc.	7,878,219
59,117	Agilent Technologies, Inc.	3,826,052
12,958	Allergan PLC	2,973,602
67,665	Amgen, Inc.	12,028,807
56,559	Anthem, Inc.	11,087,826
74,236	Baxter International, Inc.	4,605,602
19,896	Becton Dickinson and Co.	3,968,058
27,374	Biogen, Inc.*	8,665,513
100,631	Boston Scientific Corp.*	2,772,384
139,967	Bristol-Myers Squibb Co.	8,465,204
6,496	Cardinal Health, Inc.	438,220
51,515	Celgene Corp.*	7,156,979
59,464	Centene Corp.*	5,283,376
39,987	Cerner Corp.*	2,710,319
33,604	Cigna Corp.	6,117,944
11,958	Cooper Cos., Inc. (The)	2,999,425
20,169	CR Bard, Inc.	6,470,417
41,039	Danaher Corp.	3,423,473
53,587	DaVita, Inc.*	3,138,055
28,630	DENTSPLY SIRONA, Inc.	1,619,599
46,719	Edwards Lifesciences Corp.*	5,310,082
99,941	Eli Lilly & Co.	8,124,204
102,641	Express Scripts Holding Co.*	6,447,908
197,297	Gilead Sciences, Inc.	16,515,732
14,321	HCA Healthcare, Inc.*	1,126,490
34,226	Henry Schein, Inc.*	5,944,372
19,360	Hologic, Inc.*	747,296

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
24,528	Humana, Inc.	$6,318,903
42,919	IDEXX Laboratories, Inc.*	6,670,900
16,250	Illumina, Inc.*	3,322,475
12,446	Incyte Corp.*	1,710,205
4,887	Intuitive Surgical, Inc.*	4,909,822
262,397	Johnson & Johnson	34,733,491
13,321	Laboratory Corp. of America Holdings*	2,089,665
12,414	McKesson Corp.	1,853,534
56,465	Medtronic PLC	4,552,208
217,360	Merck & Co., Inc.	13,880,610
17,775	Mettler-Toledo International, Inc.*	10,755,475
252,320	Mylan NV*	7,943,034
66,993	Perrigo Co. PLC	5,289,767
581,065	Pfizer, Inc.	19,709,725
37,737	Quest Diagnostics, Inc.	4,088,804
29,067	Quintiles IMS Holdings, Inc.*	2,791,304
38,366	ResMed, Inc.	2,976,434
39,474	Stryker Corp.	5,580,439
5,360	Teleflex, Inc.	1,134,980
42,068	Thermo Fisher Scientific, Inc.	7,872,606
107,026	UnitedHealth Group, Inc.	21,287,471
37,085	Varian Medical Systems, Inc.*	3,940,281
22,726	Vertex Pharmaceuticals, Inc.*	3,648,432
15,883	Waters Corp.*	2,914,213
4,969	Zimmer Biomet Holdings, Inc.	567,808
94,561	Zoetis, Inc.	5,928,975

		350,318,566

Industrials – 9.9%
68,296	3M Co.	13,954,239
12,990	Acuity Brands, Inc.	2,296,502
21,668	Alaska Air Group, Inc.	1,617,733
14,343	American Airlines Group, Inc.	641,706
17,495	AMETEK, Inc.	1,106,559
22,898	Arconic, Inc.	583,212
49,838	Boeing Co. (The)	11,944,175
46,615	Caterpillar, Inc.	5,476,796
92,072	CH Robinson Worldwide, Inc.	6,503,045
27,877	Cintas Corp.	3,763,674
56,068	CSX Corp.	2,814,614
13,734	Cummins, Inc.	2,188,925
17,816	Deere & Co.	2,065,409
111,798	Delta Air Lines, Inc.	5,275,748
22,591	Dover Corp.	1,917,524
43,007	Eaton Corp. PLC	3,086,182
82,139	Emerson Electric Co.	4,849,486
13,102	Equifax, Inc.	1,866,642
33,248	Expeditors International of Washington, Inc.	1,865,213
126,249	Fastenal Co.	5,387,045
16,860	FedEx Corp.	3,614,447
34,060	Fortive Corp.	2,212,878
27,994	Fortune Brands Home & Security, Inc.	1,750,465
22,050	General Dynamics Corp.	4,439,767
500,805	General Electric Co.	12,294,763

Common Stocks – (continued)
Industrials – (continued)
47,455	Honeywell International, Inc.	6,561,603
9,351	Huntington Ingalls Industries, Inc.	2,000,740
45,443	IHS Markit Ltd.*	2,128,550
39,274	Illinois Tool Works, Inc.	5,400,568
51,639	Ingersoll-Rand PLC	4,409,454
13,830	JB Hunt Transport Services, Inc.	1,367,649
40,293	Johnson Controls International PLC	1,595,200
58,043	L3 Technologies, Inc.	10,533,644
14,135	Lockheed Martin Corp.	4,316,688
56,927	Masco Corp.	2,093,206
39,894	Nielsen Holdings PLC	1,549,882
20,158	Norfolk Southern Corp.	2,429,442
22,235	Northrop Grumman Corp.	6,052,589
11,001	PACCAR, Inc.	729,696
22,769	Parker-Hannifin Corp.	3,663,304
36,944	Raytheon Co.	6,724,177
101,137	Republic Services, Inc.	6,598,178
23,491	Rockwell Automation, Inc.	3,853,933
17,042	Rockwell Collins, Inc.	2,233,354
16,202	Roper Technologies, Inc.	3,737,153
23,569	Snap-on, Inc.	3,478,077
73,963	Southwest Airlines Co.	3,856,431
27,092	Stanley Black & Decker, Inc.	3,901,248
162,154	Textron, Inc.	7,960,140
48,410	Union Pacific Corp.	5,097,573
118,826	United Continental Holdings, Inc.*	7,362,459
32,794	United Parcel Service, Inc., Class B	3,750,322
11,770	United Rentals, Inc.*	1,389,566
44,696	United Technologies Corp.	5,351,005
23,013	Verisk Analytics, Inc.*	1,865,204
82,507	Waste Management, Inc.	6,362,115
25,061	WW Grainger, Inc.	4,074,167
31,856	Xylem, Inc./NY	1,977,302

		237,921,368

Information Technology – 23.6%
94,933	Accenture PLC, Class A	12,413,439
71,210	Activision Blizzard, Inc.	4,668,528
52,292	Adobe Systems, Inc.*	8,113,627
230,850	Advanced Micro Devices, Inc.*	3,001,050
31,465	Akamai Technologies, Inc.*	1,483,575
9,105	Alliance Data Systems Corp.	2,053,177
26,582	Alphabet, Inc., Class A*	25,392,190
26,787	Alphabet, Inc., Class C*	25,161,833
89,019	Amdocs Ltd.	5,767,541
62,014	Amphenol Corp., Class A	5,019,413
56,090	Analog Devices, Inc.	4,693,050
27,416	ANSYS, Inc.*	3,531,729
493,299	Apple, Inc.	80,901,036
115,387	Applied Materials, Inc.	5,206,261
36,732	Autodesk, Inc.*	4,204,345
35,008	Automatic Data Processing, Inc.	3,727,302
82,052	CA, Inc.	2,722,485
119,105	Cadence Design Systems, Inc.*	4,679,635
50,170	CDK Global, Inc.	3,235,965
49,410	CDW Corp.	3,133,582

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
373,168	Cisco Systems, Inc.	$12,019,741
62,321	Citrix Systems, Inc.*	4,874,125
51,314	Cognizant Technology Solutions Corp., Class A	3,631,492
132,660	Corning, Inc.	3,815,302
12,963	DXC Technology Co.	1,101,855
231,774	eBay, Inc.*	8,373,995
78,243	Electronic Arts, Inc.*	9,506,525
27,777	F5 Networks, Inc.*	3,316,018
202,675	Facebook, Inc., Class A*	34,854,020
55,224	Fidelity National Information Services, Inc.	5,131,414
44,901	Fiserv, Inc.*	5,554,703
3,297	FleetCor Technologies, Inc.*	474,010
21,175	Gartner, Inc.*	2,553,493
5,957	Global Payments, Inc.	568,834
35,206	Harris Corp.	4,326,817
73,245	Hewlett Packard Enterprise Co.	1,322,805
283,867	HP, Inc.	5,416,182
504,505	Intel Corp.	17,692,990
95,355	International Business Machines Corp.	13,638,626
72,687	Intuit, Inc.	10,281,576
118,914	Juniper Networks, Inc.	3,297,485
34,004	KLA-Tencor Corp.	3,185,835
35,601	Lam Research Corp.	5,909,054
72,732	Mastercard, Inc., Class A	9,695,176
30,555	Maxim Integrated Products, Inc.	1,425,696
33,272	Microchip Technology, Inc.	2,888,010
109,840	Micron Technology, Inc.*	3,511,585
741,357	Microsoft Corp.	55,431,263
33,950	Motorola Solutions, Inc.	2,991,674
106,199	NetApp, Inc.	4,105,653
60,034	NVIDIA Corp.	10,172,161
261,045	Oracle Corp.	13,138,395
12,706	Palo Alto Networks, Inc.*	1,685,959
66,761	Paychex, Inc.	3,807,380
70,194	PayPal Holdings, Inc.*	4,329,566
15,292	Qorvo, Inc.*	1,119,680
77,201	QUALCOMM, Inc.	4,035,296
37,620	Red Hat, Inc.*	4,044,150
48,270	salesforce.com, Inc.*	4,609,302
90,776	Seagate Technology PLC	2,862,167
18,631	ServiceNow, Inc.*	2,164,736
50,823	Skyworks Solutions, Inc.	5,354,711
135,309	Symantec Corp.	4,056,564
66,399	Synopsys, Inc.*	5,339,808
37,360	TE Connectivity Ltd.	2,973,856
149,030	Texas Instruments, Inc.	12,342,665
52,422	Total System Services, Inc.	3,623,409
34,353	Vantiv, Inc., Class A*	2,428,414
31,104	VeriSign, Inc.*	3,227,040
93,778	Visa, Inc., Class A	9,707,899
104,009	Western Digital Corp.	9,180,874
172,857	Western Union Co. (The)	3,270,454
20,291	Xilinx, Inc.	1,340,423

		564,820,626

Common Stocks – (continued)
Materials – 2.5%
11,070	Air Products & Chemicals, Inc.	1,609,246
15,208	Ball Corp.	608,168
14,115	Celanese Corp., Series A	1,369,437
81,043	Dow Chemical Co. (The)	5,401,516
68,645	Eastman Chemical Co.	5,917,199
18,154	Ecolab, Inc.	2,419,928
54,602	EI du Pont de Nemours & Co.	4,582,746
9,486	FMC Corp.	817,883
231,218	Freeport-McMoRan, Inc.*	3,417,402
16,879	International Flavors & Fragrances, Inc.	2,309,891
49,588	International Paper Co.	2,671,305
9,694	LyondellBasell Industries NV, Class A	878,179
34,623	Monsanto Co.	4,057,816
104,389	Newmont Mining Corp.	4,002,274
21,399	Packaging Corp. of America	2,405,462
19,494	PPG Industries, Inc.	2,033,614
15,540	Praxair, Inc.	2,044,132
36,090	Sealed Air Corp.	1,601,674
26,512	Sherwin-Williams Co. (The)	8,994,726
68,082	WestRock Co.	3,874,547

		61,017,145

Real Estate – 2.5%
16,646	Alexandria Real Estate Equities, Inc. REIT	2,019,326
35,186	American Tower Corp. REIT	5,209,287
10,966	AvalonBay Communities, Inc. REIT	2,058,647
12,310	Boston Properties, Inc. REIT	1,484,586
103,918	CBRE Group, Inc., Class A*	3,749,362
21,743	Crown Castle International Corp. REIT	2,357,811
36,210	Digital Realty Trust, Inc. REIT	4,285,091
102,311	Duke Realty Corp. REIT	3,040,683
5,643	Equinix, Inc. REIT	2,643,238
23,606	Equity Residential REIT	1,585,143
8,981	Essex Property Trust, Inc. REIT	2,388,677
8,587	Federal Realty Investment Trust REIT	1,089,948
211,593	Host Hotels & Resorts, Inc. REIT	3,834,065
55,253	Kimco Realty Corp. REIT	1,084,064
11,859	Macerich Co. (The) REIT	625,800
62,798	Prologis, Inc. REIT	3,978,881
5,774	Public Storage REIT	1,185,633
13,447	Realty Income Corp. REIT	774,009
7,580	Regency Centers Corp. REIT	487,546
10,426	SBA Communications Corp. REIT*	1,600,912
11,040	Simon Property Group, Inc. REIT	1,731,624
10,964	SL Green Realty Corp. REIT	1,056,710
31,377	UDR, Inc. REIT	1,218,055
30,882	Ventas, Inc. REIT	2,113,564
275,732	VEREIT, Inc. REIT	2,327,178
13,850	Vornado Realty Trust REIT	1,031,687
41,567	Welltower, Inc. REIT	3,043,536
22,817	Weyerhaeuser Co. REIT	744,062

		58,749,125

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – 1.9%
523,531	AT&T, Inc.	$19,611,471
95,995	CenturyLink, Inc.(a)	1,893,021
29,548	Level 3 Communications, Inc.*	1,608,298
60,453	T-Mobile US, Inc.*	3,911,914
365,221	Verizon Communications, Inc.	17,519,651

		44,544,355

Utilities – 4.3%
949,185	AES Corp.	10,479,002
36,022	Alliant Energy Corp.	1,539,580
59,243	Ameren Corp.	3,553,988
54,737	American Electric Power Co., Inc.	4,030,285
19,402	American Water Works Co., Inc.	1,569,622
102,191	CenterPoint Energy, Inc.	3,026,897
60,341	CMS Energy Corp.	2,928,952
48,866	Consolidated Edison, Inc.	4,117,938
46,453	Dominion Energy, Inc.	3,659,103
36,146	DTE Energy Co.	4,059,919
54,396	Duke Energy Corp.	4,748,771
51,049	Edison International	4,093,109
50,707	Entergy Corp.	4,014,473
51,139	Eversource Energy	3,221,757
95,479	Exelon Corp.	3,615,790
136,485	FirstEnergy Corp.	4,446,681
52,404	NextEra Energy, Inc.	7,887,326
58,265	PG&E Corp.	4,100,691
32,310	Pinnacle West Capital Corp.	2,906,931
61,819	PPL Corp.	2,425,778
46,671	Public Service Enterprise Group, Inc.	2,186,070
35,719	SCANA Corp.	2,156,713
19,730	Sempra Energy	2,326,759
84,795	Southern Co. (The)	4,092,207
55,984	WEC Energy Group, Inc.	3,651,276
58,411	Westar Energy, Inc.	2,997,068
90,792	Xcel Energy, Inc.	4,494,204

		102,330,890

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $2,148,085,760)		$2,383,813,570

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,705,216	0.93%	$3,705,216
(Cost $3,705,216)

TOTAL INVESTMENTS – 99.6%
(Cost $2,151,790,976)		$2,387,518,786

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		8,971,566

NET ASSETS – 100.0%		$2,396,490,352

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Security is currently in default and/or non-income producing.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

August 31, 2017

Shares	Description	Value
Common Stocks – 99.5%
Consumer Discretionary – 12.2%
580	1-800-Flowers.com, Inc., Class A*	$5,220
514	Aaron’s, Inc.	22,755
508	Abercrombie & Fitch Co., Class A	6,472
248	Acushnet Holdings Corp.	4,077
460	Adtalem Global Education, Inc.	15,732
102	AMC Entertainment Holdings, Inc., Class A	1,367
400	American Axle & Manufacturing Holdings, Inc.*	5,844
828	American Eagle Outfitters, Inc.	9,895
356	American Outdoor Brands Corp.*	5,810
418	American Public Education, Inc.*	7,712
134	America’s Car-Mart, Inc.*	5,146
60	Asbury Automotive Group, Inc.*	3,231
3,392	Ascena Retail Group, Inc.*	6,920
344	Ascent Capital Group, Inc., Class A*	3,416
272	AV Homes, Inc.*	4,202
242	Barnes & Noble Education, Inc.*	1,254
362	Barnes & Noble, Inc.	2,805
224	Bassett Furniture Industries, Inc.	8,030
448	Beazer Homes USA, Inc.*	6,680
188	Belmond Ltd., Class A (United Kingdom)*	2,397
406	Big 5 Sporting Goods Corp.	3,106
290	Big Lots, Inc.	13,804
18	Biglari Holdings, Inc.*	5,360
60	BJ’s Restaurants, Inc.*	1,806
212	Bloomin’ Brands, Inc.	3,606
90	Bob Evans Farms, Inc.	6,190
266	Bojangles’, Inc.*(a)	3,551
356	Boot Barn Holdings, Inc.*(a)	2,884
436	Boyd Gaming Corp.	11,528
580	Bridgepoint Education, Inc.*	5,121
284	Brinker International, Inc.	8,866
230	Buckle, Inc. (The)(a)	3,254
84	Buffalo Wild Wings, Inc.*	8,631
230	Build-A-Bear Workshop, Inc.*	2,116
134	Caesars Acquisition Co., Class A*	2,499
454	Caesars Entertainment Corp.*	5,266
296	Caleres, Inc.	7,986
418	Callaway Golf Co.	5,827
176	Capella Education Co.	11,854
1,258	Career Education Corp.*	12,089
230	Carriage Services, Inc.	5,633
188	Carrols Restaurant Group, Inc.*	2,049
254	Carvana Co.*(a)	4,534
30	Cavco Industries, Inc.*	4,037
834	Central European Media Enterprises Ltd., Class A (Bermuda)*	3,461
666	Century Casinos, Inc.*	4,562
236	Century Communities, Inc.*	5,322
254	Cheesecake Factory, Inc. (The)	10,523
834	Chegg, Inc.*	11,834
888	Chico’s FAS, Inc.	6,820
114	Children’s Place, Inc. (The)	12,101
72	Churchill Downs, Inc.	14,069
102	Chuy’s Holdings, Inc.*	1,918
200	Citi Trends, Inc.	3,626

Common Stocks – (continued)
Consumer Discretionary – (continued)
380	Clarus Corp.*	2,755
242	Collectors Universe, Inc.	5,815
152	Columbia Sportswear Co.	8,708
176	Conn’s, Inc.*	3,054
424	Container Store Group, Inc. (The)*	1,721
248	Cooper Tire & Rubber Co.	8,333
120	Cooper-Standard Holdings, Inc.*	12,070
90	Core-Mark Holding Co, Inc.	2,435
36	Cracker Barrel Old Country Store, Inc.(a)	5,352
828	Crocs, Inc.*	7,394
90	CSS Industries, Inc.	2,410
72	Culp, Inc.	2,088
12	Daily Journal Corp.*	2,519
586	Dana, Inc.	14,105
120	Dave & Buster’s Entertainment, Inc.*	7,015
188	Deckers Outdoor Corp.*	12,013
272	Del Frisco’s Restaurant Group, Inc.*	3,808
424	Del Taco Restaurants, Inc.*	5,970
598	Denny’s Corp.*	7,152
54	Dillard’s, Inc., Class A(a)	3,283
60	DineEquity, Inc.	2,385
218	Dorman Products, Inc.*	14,480
834	Drive Shack, Inc.	2,252
224	DSW, Inc., Class A	4,151
218	Duluth Holdings, Inc., Class B*(a)	4,271
344	El Pollo Loco Holdings, Inc.*	3,904
182	Eldorado Resorts, Inc.*(a)	4,186
230	Emerald Expositions Events, Inc.(a)	5,000
188	Entercom Communications Corp., Class A(a)	1,936
386	Entravision Communications Corp., Class A	2,142
230	Eros International PLC (India)*(a)	2,243
242	Ethan Allen Interiors, Inc.	7,079
260	EW Scripps Co. (The), Class A*	4,649
362	Express, Inc.*	2,306
224	Fiesta Restaurant Group, Inc.*	3,898
362	Finish Line, Inc. (The), Class A	3,015
176	Five Below, Inc.*	8,372
66	Flexsteel Industries, Inc.	3,003
302	Fogo De Chao, Inc.*	3,820
950	Fossil Group, Inc.*(a)	7,876
284	Fox Factory Holding Corp.*	11,360
430	Francesca’s Holdings Corp.*	3,122
236	Fred’s, Inc., Class A(a)	1,397
128	FTD Cos, Inc.*	1,714
224	Gaia, Inc.*	2,498
756	Gannett Co, Inc.	6,418
158	Genesco, Inc.*	3,342
158	Gentherm, Inc.*	4,922
140	G-III Apparel Group Ltd.*	3,850
672	GoPro, Inc., Class A*(a)	6,189
266	Grand Canyon Education, Inc.*	21,825
230	Gray Television, Inc.*	3,289
266	Green Brick Partners, Inc.*	2,514
78	Group 1 Automotive, Inc.	4,682
1,482	Groupon, Inc.*	6,580
152	Habit Restaurants, Inc. (The), Class A*(a)	1,976

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
266	Haverty Furniture Cos, Inc.	$6,238
84	Helen of Troy Ltd.*	7,585
230	Hemisphere Media Group, Inc.*	2,979
236	Hibbett Sports, Inc.*	2,903
78	Hooker Furniture Corp.	3,140
170	Horizon Global Corp.*(a)	2,924
338	Houghton Mifflin Harcourt Co.*	3,448
1,052	Hovnanian Enterprises, Inc., Class A*	1,915
212	HSN, Inc.	7,780
248	Iconix Brand Group, Inc.*	1,386
412	ILG, Inc.	10,877
102	Installed Building Products, Inc.*	5,885
200	International Speedway Corp., Class A	7,130
170	iRobot Corp.*	16,221
418	J Alexander’s Holdings, Inc.*	4,138
200	J. Jill, Inc.*	1,942
152	Jack in the Box, Inc.	14,230
108	Johnson Outdoors, Inc., Class A	6,890
672	K12, Inc.*	12,042
352	KB Home	7,533
478	Kirkland’s, Inc.*	5,511
332	La Quinta Holdings, Inc.*	5,246
140	Laureate Education, Inc., Class A*	2,050
386	La-Z-Boy, Inc.	9,206
152	LCI Industries	15,018
302	Libbey, Inc.	2,467
134	Liberty Media Corp. – Liberty Braves, Class A*	3,271
200	Liberty Media Corp. – Liberty Braves, Class C*	4,894
218	Liberty Tax, Inc.	2,932
278	Liberty TripAdvisor Holdings, Inc., Class A*	3,711
290	Lifetime Brands, Inc.	5,046
254	Lindblad Expeditions Holdings, Inc.*	2,824
72	Lithia Motors, Inc., Class A	7,776
60	Loral Space & Communications, Inc.*	2,724
200	Lumber Liquidators Holdings, Inc.*	7,506
182	M/I Homes, Inc.*	4,477
158	Malibu Boats, Inc., Class A*	4,261
158	Marcus Corp. (The)	3,934
200	Marine Products Corp.	3,116
134	MarineMax, Inc.*	2,164
90	Marriott Vacations Worldwide Corp.	10,472
424	MCBC Holdings, Inc.*	7,267
296	MDC Holdings, Inc.	9,250
212	Meredith Corp.	11,522
60	Meritage Homes Corp.*	2,442
108	Monarch Casino & Resort, Inc.*	3,842
72	Monro, Inc.	3,434
102	Movado Group, Inc.	2,831
526	MSG Networks, Inc., Class A*	11,283
66	NACCO Industries, Inc., Class A	4,785
90	Nathan’s Famous, Inc.*	5,270
622	National CineMedia, Inc.	3,365
290	Nautilus, Inc.*	4,742

Common Stocks – (continued)
Consumer Discretionary – (continued)
230	New Home Co., Inc. (The)*	2,374
586	New Media Investment Group, Inc.	8,081
846	New York Times Co. (The), Class A	15,778
134	Nexstar Media Group, Inc., Class A	8,067
230	Nutrisystem, Inc.	12,489
2,340	Office Depot, Inc.	10,039
182	Ollie’s Bargain Outlet Holdings, Inc.*	7,617
146	Overstock.com, Inc.*	3,205
152	Oxford Industries, Inc.	8,787
242	Papa John’s International, Inc.	18,099
158	Party City Holdco, Inc.*	2,204
550	Penn National Gaming, Inc.*	12,205
134	Perry Ellis International, Inc.*	2,925
188	PetMed Express, Inc.	6,819
296	PICO Holdings, Inc.*	4,810
888	Pier 1 Imports, Inc.	3,721
502	Pinnacle Entertainment, Inc.*	9,789
266	Planet Fitness, Inc., Class A	6,748
726	Potbelly Corp.*	8,712
188	RCI Hospitality Holdings, Inc.	4,380
230	Reading International, Inc., Class A*	3,625
36	Red Robin Gourmet Burgers, Inc.*	2,052
272	Red Rock Resorts, Inc., Class A	6,147
604	Regis Corp.*	8,021
646	Rent-A-Center, Inc.	7,817
146	RH*(a)	6,831
374	Ruth’s Hospitality Group, Inc.	7,312
48	Saga Communications, Inc., Class A	1,961
368	Salem Media Group, Inc.	2,226
320	Scholastic Corp.	12,618
296	Scientific Games Corp., Class A*	10,419
272	SeaWorld Entertainment, Inc.(a)	3,531
260	Select Comfort Corp.*	7,678
646	Sequential Brands Group, Inc.*(a)	1,970
60	Shake Shack, Inc., Class A*(a)	1,855
278	Shiloh Industries, Inc.*	2,435
254	Shoe Carnival, Inc.	5,105
212	Shutterfly, Inc.*	9,663
326	Sinclair Broadcast Group, Inc., Class A	9,862
102	Sonic Corp.	2,388
212	Sotheby’s*	9,512
314	Speedway Motorsports, Inc.	6,534
454	Sportsman’s Warehouse Holdings, Inc.*(a)	1,884
236	Standard Motor Products, Inc.	10,408
308	Steven Madden Ltd.*	13,059
654	Stoneridge, Inc.*	10,830
140	Strayer Education, Inc.	11,201
158	Sturm Ruger & Co., Inc.	7,236
128	Superior Industries International, Inc.	1,875
442	Tailored Brands, Inc.	5,224
406	Taylor Morrison Home Corp., Class A*	8,209
188	Tenneco, Inc.	10,190
182	Texas Roadhouse, Inc.	8,636
212	Tile Shop Holdings, Inc.	3,191
472	Tilly’s, Inc., Class A	5,197
690	Time, Inc.	9,074

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
176	TopBuild Corp.*	$10,446
114	Tower International, Inc.	2,559
260	Townsquare Media, Inc., Class A*	2,595
496	TRI Pointe Group, Inc.*	6,319
188	tronc, Inc.*	2,728
84	Unifi, Inc.*	2,611
36	Universal Electronics, Inc.*	2,108
634	Vera Bradley, Inc.*	5,731
152	Vista Outdoor, Inc.*	3,116
224	Vitamin Shoppe, Inc.*	1,198
350	VOXX International Corp.*	2,835
218	Weight Watchers International, Inc.*(a)	10,205
284	West Marine, Inc.	3,683
108	Weyco Group, Inc.	2,975
182	William Lyon Homes, Class A*	4,366
308	Wingstop, Inc.	9,982
66	Winmark Corp.	8,702
108	Winnebago Industries, Inc.	3,904
448	Wolverine World Wide, Inc.	11,782
400	World Wrestling Entertainment, Inc., Class A	8,720
574	ZAGG, Inc.*	7,232
400	Zumiez, Inc.*	4,980

		1,456,671

Consumer Staples – 2.8%
78	Alico, Inc.	2,496
66	Andersons, Inc. (The)	2,102
90	B&G Foods, Inc.(a)	2,745
108	Boston Beer Co, Inc. (The), Class A*(a)	16,092
36	Calavo Growers, Inc.	2,417
66	Cal-Maine Foods, Inc.*	2,406
2,744	Castle Brands, Inc.*	3,897
152	Central Garden & Pet Co.*	5,358
164	Central Garden & Pet Co., Class A*	5,591
212	Chefs’ Warehouse, Inc. (The)*	3,657
54	Coca-Cola Bottling Co. Consolidated	11,534
708	Darling Ingredients, Inc.*	12,319
1,064	Dean Foods Co.	11,704
90	elf Beauty, Inc.*(a)	1,862
164	Farmer Brothers Co.*	5,338
206	Fresh Del Monte Produce, Inc.	9,680
254	Freshpet, Inc.*	4,026
708	Hostess Brands, Inc.*	9,445
732	HRG Group, Inc.*	11,558
200	Ingles Markets, Inc., Class A	4,390
66	Inter Parfums, Inc.	2,604
78	J&J Snack Foods Corp.	9,944
42	John B Sanfilippo & Son, Inc.	2,607
72	Lancaster Colony Corp.	8,386
296	Landec Corp.*	3,848
108	Limoneira Co.	2,419
254	Medifast, Inc.	14,382
54	MGP Ingredients, Inc.(a)	3,036
158	National Beverage Corp.	18,361
236	Natural Health Trends Corp.	4,762

Common Stocks – (continued)
Consumer Staples – (continued)
290	Nature’s Sunshine Products, Inc.	3,060
60	Oil-Dri Corp. of America	2,442
368	Omega Protein Corp.	5,814
380	Performance Food Group Co.*	10,564
36	PriceSmart, Inc.	2,925
108	Sanderson Farms, Inc.	15,932
78	Seneca Foods Corp., Class A*	2,324
502	Snyder’s-Lance, Inc.	17,831
188	SpartanNash Co.	4,632
172	SUPERVALU, Inc.*	3,438
78	Tootsie Roll Industries, Inc.(a)	2,913
158	Turning Point Brands, Inc.*	2,718
266	United Natural Foods, Inc.*	9,244
188	Universal Corp.	10,754
120	USANA Health Sciences, Inc.*	7,104
460	Vector Group Ltd.	9,936
248	Village Super Market, Inc., Class A	5,736
66	WD-40 Co.(a)	7,191
102	Weis Markets, Inc.	4,509

		328,033

Energy – 2.3%
1,342	Abraxas Petroleum Corp.*	2,281
66	Adams Resources & Energy, Inc.	2,288
72	Arch Coal, Inc., Class A	5,751
726	Archrock, Inc.	7,405
490	Atwood Oceanics, Inc.*(a)	3,219
102	Basic Energy Services, Inc.*(a)	1,453
932	Bill Barrett Corp.*	2,787
78	Bonanza Creek Energy, Inc.*	2,027
260	California Resources Corp.*(a)	2,028
968	Clean Energy Fuels Corp.*	2,304
1,712	Cloud Peak Energy, Inc.*	5,376
362	Contango Oil & Gas Co.*	1,662
152	CVR Energy, Inc.(a)	3,256
686	Delek US Holdings, Inc.	16,958
1,686	Denbury Resources, Inc.*	1,787
628	DHT Holdings, Inc.	2,355
218	Diamond Offshore Drilling, Inc.*	2,476
478	Dorian LPG Ltd.*	3,279
224	Dril-Quip, Inc.*	8,411
912	Eclipse Resources Corp.*	2,125
1,082	Ensco PLC, Class A(a)	4,599
696	EP Energy Corp., Class A*	2,046
356	Era Group, Inc.*	3,136
804	Evolution Petroleum Corp.	5,588
544	Exterran Corp.*	15,091
230	Golar LNG Ltd. (Bermuda)	4,986
302	Green Plains, Inc.	5,602
478	Gulf Island Fabrication, Inc.	5,354
508	Hallador Energy Co.	2,946
484	Lilis Energy, Inc.*(a)	1,771
146	Mammoth Energy Services, Inc.*(a)	2,012
114	Matador Resources Co.*	2,688
478	Matrix Service Co.*	5,664
1,022	McDermott International, Inc.*	6,275

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
108	Natural Gas Services Group, Inc.*	$2,549
2,612	Navios Maritime Acquisition Corp.	3,291
660	Newpark Resources, Inc.*	5,313
1,288	Noble Corp. PLC*	4,199
17	Nordic American Offshore Ltd. (Norway)	21
418	Nordic American Tankers Ltd.(a)	1,981
302	Oasis Petroleum, Inc.*	2,205
248	Oil States International, Inc.*	5,394
1,432	Overseas Shipholding Group, Inc., Class A*	3,236
702	Pacific Ethanol, Inc.*	3,510
102	Panhandle Oil and Gas, Inc., Class A	2,152
140	Par Pacific Holdings, Inc.*(a)	2,493
102	PDC Energy, Inc.*	4,012
170	Peabody Energy Corp.*	4,930
394	Renewable Energy Group, Inc.*	4,767
224	Resolute Energy Corp.*(a)	6,619
134	REX American Resources Corp.*	11,607
418	RigNet, Inc.*	6,688
206	Ring Energy, Inc.*	2,456
502	Rowan Cos PLC, Class A*	4,895
72	SEACOR Holdings, Inc.*	2,763
96	SemGroup Corp., Class A	2,467
188	Ship Finance International Ltd. (Norway)	2,453
592	Smart Sand, Inc.*(a)	3,534
2,176	Teekay Tankers Ltd., Class A (Bermuda)	3,068
308	Tellurian, Inc.*	2,846
786	TETRA Technologies, Inc.*	1,619
230	Ultra Petroleum Corp.*	1,792
266	Unit Corp.*	4,235
1,808	Uranium Energy Corp.*	2,387
218	US Silica Holdings, Inc.	5,932
1,178	W&T Offshore, Inc.*	2,250
586	Westmoreland Coal Co.*	1,365
188	WildHorse Resource Development Corp.*	2,051
1,016	Willbros Group, Inc.*	2,235

		270,301

Financials – 20.6%
102	1st Source Corp.	4,760
356	Access National Corp.	9,142
84	ACNB Corp.	2,197
544	AG Mortgage Investment Trust, Inc. REIT	10,483
96	Allegiance Bancshares, Inc.*	3,269
448	American Equity Investment Life Holding Co.	12,436
120	American National Bankshares, Inc.	4,380
254	Ameris Bancorp	11,189
140	AMERISAFE, Inc.	7,532
84	Ames National Corp.	2,276
424	AmTrust Financial Services, Inc.	5,258
1,318	Anworth Mortgage Asset Corp. REIT	7,987
684	Apollo Commercial Real Estate Finance, Inc. REIT	12,374
436	Ares Commercial Real Estate Corp. REIT	5,751
182	Argo Group International Holdings Ltd.	10,956

Common Stocks – (continued)
Financials – (continued)
290	Arlington Asset Investment Corp., Class A(a)	3,747
598	ARMOUR Residential REIT, Inc. REIT	15,793
206	Arrow Financial Corp.	6,654
356	Artisan Partners Asset Management, Inc., Class A	10,929
66	ASB Bancorp, Inc.*	2,927
84	Associated Capital Group, Inc., Class A	2,885
254	Astoria Financial Corp.	4,976
158	Atlas Financial Holdings, Inc.*	2,662
400	B. Riley Financial, Inc.	6,560
158	Baldwin & Lyons, Inc., Class B	3,460
538	Banc of California, Inc.	9,980
156	BancFirst Corp.	7,862
224	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	6,039
460	BancorpSouth, Inc.	13,363
356	Bank Mutual Corp.	3,257
350	Bank of Commerce Holdings	3,692
54	Bank of Marin Bancorp	3,534
586	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	19,268
266	BankFinancial Corp.	4,267
128	Bankwell Financial Group, Inc.	4,339
108	Bar Harbor Bankshares	2,836
302	BCB Bancorp, Inc.	4,288
272	Bear State Financial, Inc.(a)	2,796
206	Beneficial Bancorp, Inc.	3,080
248	Berkshire Hills Bancorp, Inc.	8,382
182	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	3,422
236	Blue Hills Bancorp, Inc.	4,413
690	BofI Holding, Inc.*(a)	18,292
260	Boston Private Financial Holdings, Inc.	3,822
164	Bridge Bancorp, Inc.	5,068
292	Brookline Bancorp, Inc.	4,190
164	Bryn Mawr Bank Corp.	6,716
134	BSB Bancorp, Inc.*	3,819
60	C&F Financial Corp.	2,811
140	Cadence BanCorp*	2,918
248	Camden National Corp.	9,672
140	Capital Bank Financial Corp., Class A	5,264
242	Capital City Bank Group, Inc.	5,007
344	Capitol Federal Financial, Inc.	4,720
170	Capstar Financial Holdings, Inc.*	2,948
762	Capstead Mortgage Corp. REIT	7,369
152	Carolina Financial Corp.	5,173
448	Cathay General Bancorp	15,801
394	CenterState Banks, Inc.	9,641
164	Central Pacific Financial Corp.	4,756
170	Central Valley Community Bancorp	3,344
60	Century Bancorp, Inc., Class A	4,008
326	Charter Financial Corp.	5,301
230	Chemical Financial Corp.	10,444
72	Chemung Financial Corp.	2,908

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
374	Cherry Hill Mortgage Investment Corp. REIT	$6,912
140	Citizens & Northern Corp.	3,142
176	City Holding Co.	11,146
314	Civista Bancshares, Inc.	6,346
266	Clifton Bancorp, Inc.	4,189
146	CNB Financial Corp.	3,527
722	CNO Financial Group, Inc.	16,137
140	Codorus Valley Bancorp, Inc.	3,507
236	Cohen & Steers, Inc.	8,930
290	Columbia Banking System, Inc.	10,779
128	Commerce Union Bancshares, Inc.(a)	3,071
170	Community Bank System, Inc.	8,748
684	Community Bankers Trust Corp.*	5,746
78	Community Financial Corp. (The)	2,730
146	Community Trust Bancorp, Inc.	6,212
200	ConnectOne Bancorp, Inc.	4,560
108	County Bancorp, Inc.	3,238
380	Crawford & Co., Class B(a)	3,770
146	CU Bancorp*	5,205
460	Customers Bancorp, Inc.*	12,963
460	CVB Financial Corp.	9,522
726	CYS Investments, Inc. REIT	6,382
42	Diamond Hill Investment Group, Inc.	8,246
176	Dime Community Bancshares, Inc.	3,335
84	DNB Financial Corp.	2,734
224	Donegal Group, Inc., Class A	3,434
460	Donnelley Financial Solutions, Inc.*	9,849
1,458	Dynex Capital, Inc. REIT	10,425
158	Eagle Bancorp, Inc.*	9,828
128	eHealth, Inc.*	3,108
302	Elevate Credit, Inc.*(a)	1,912
266	Ellington Residential Mortgage REIT	3,892
134	EMC Insurance Group, Inc.	3,736
326	Employers Holdings, Inc.	13,741
140	Encore Capital Group, Inc.*	5,649
362	Enova International, Inc.*	4,308
54	Enstar Group Ltd. (Bermuda)*	11,208
206	Entegra Financial Corp.*	4,779
66	Enterprise Bancorp, Inc.	2,111
158	Enterprise Financial Services Corp.	6,036
108	Equity Bancshares, Inc., Class A*	3,688
206	ESSA Bancorp, Inc.	3,111
114	Evans Bancorp, Inc.	4,708
320	Evercore, Inc., Class A	24,144
66	Farmers & Merchants Bancorp, Inc.(a)	4,419
102	Farmers Capital Bank Corp.	3,820
254	Farmers National Banc Corp.	3,480
140	FB Financial Corp.*	4,865
54	FBL Financial Group, Inc., Class A	3,672
314	FCB Financial Holdings, Inc., Class A*	13,690
230	Federal Agricultural Mortgage Corp., Class C	15,668
200	Fidelity & Guaranty Life	6,250
454	Fidelity Southern Corp.	9,924
158	Financial Engines, Inc.	5,222

Common Stocks – (continued)
Financials – (continued)
248	Financial Institutions, Inc.	6,746
170	First Bancorp, Inc.	4,425
834	First BanCorp/Puerto Rico (Puerto Rico)*	4,737
200	First Bancorp/Southern Pines NC	6,188
120	First Bancshares, Inc. (The)	3,384
341	First Busey Corp.	9,838
182	First Business Financial Services, Inc.	3,878
36	First Citizens BancShares, Inc., Class A	12,258
628	First Commonwealth Financial Corp.	7,919
114	First Community Bancshares, Inc.	2,934
176	First Connecticut Bancorp, Inc.	4,356
96	First Defiance Financial Corp.	4,700
496	First Financial Bancorp	11,879
302	First Financial Bankshares, Inc.	12,095
114	First Financial Corp.	4,948
200	First Financial Northwest, Inc.	3,200
320	First Foundation, Inc.*	5,424
120	First Guaranty Bancshares, Inc.	3,143
140	First Internet Bancorp	4,452
176	First Interstate BancSystem, Inc., Class A	6,195
172	First Merchants Corp.	6,754
134	First Mid-Illinois Bancshares, Inc.	4,647
260	First Midwest Bancorp, Inc.	5,481
260	First Northwest Bancorp*	4,124
212	First of Long Island Corp. (The)	5,671
102	FirstCash, Inc.	5,987
332	Flagstar Bancorp, Inc.*	10,896
436	Flushing Financial Corp.	11,920
164	FNB Bancorp(a)	4,912
206	FNFV Group*	3,471
140	Franklin Financial Network, Inc.*	4,578
828	Fulton Financial Corp.	14,449
424	GAIN Capital Holdings, Inc.	2,671
78	GAMCO Investors, Inc., Class A	2,299
290	German American Bancorp, Inc.	9,437
424	Glacier Bancorp, Inc.	14,081
90	Global Indemnity Ltd. (Cayman Islands)*	3,638
374	Great Ajax Corp. REIT	5,303
158	Great Southern Bancorp, Inc.	7,868
180	Great Western Bancorp, Inc.	6,466
176	Green Bancorp, Inc.*	3,529
224	Green Dot Corp., Class A*	10,792
332	Greenhill & Co., Inc.	4,997
128	Greenlight Capital Re Ltd., Class A*	2,848
144	Guaranty Bancorp	3,715
218	Hallmark Financial Services, Inc.*	2,234
92	Hamilton Lane, Inc., Class A	2,156
400	Hancock Holding Co.	17,580
242	Hanmi Financial Corp.	6,461
218	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	5,058
242	HarborOne Bancorp, Inc.*	4,160
176	HCI Group, Inc.	6,862
242	Health Insurance Innovations, Inc., Class A*(a)	8,143

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
242	Heartland Financial USA, Inc.	$11,011
520	Heritage Commerce Corp.	6,968
160	Heritage Financial Corp.	4,184
188	Heritage Insurance Holdings, Inc.	2,139
386	Hilltop Holdings, Inc.	9,137
36	Hingham Institution for Savings	6,624
108	Home Bancorp, Inc.	4,361
640	Home BancShares, Inc.	14,918
266	HomeStreet, Inc.*	6,716
170	HomeTrust Bancshares, Inc.*	3,944
496	Hope Bancorp, Inc.	8,005
176	Horace Mann Educators Corp.	6,186
176	Horizon Bancorp	4,606
182	Houlihan Lokey, Inc.	6,561
170	Howard Bancorp, Inc.*	3,357
236	IBERIABANK Corp.	18,078
338	Impac Mortgage Holdings, Inc.*(a)	4,485
68	Independent Bank Corp.	4,712
308	Independent Bank Corp.	6,283
78	Independent Bank Group, Inc.	4,341
66	Infinity Property & Casualty Corp.	5,838
248	International Bancshares Corp.	8,916
176	INTL. FCStone, Inc.*	6,246
1,198	Invesco Mortgage Capital, Inc. REIT	20,342
176	Investar Holding Corp.	3,872
128	Investment Technology Group, Inc.	2,572
1,130	Investors Bancorp, Inc.	14,792
36	Investors Title Co.	6,331
206	James River Group Holdings Ltd.	8,215
236	Kearny Financial Corp.	3,339
72	Kemper Corp.	3,449
290	Kingstone Cos, Inc.	4,364
236	KKR Real Estate Finance Trust, Inc.	4,902
484	Ladder Capital Corp. REIT	6,640
344	Lakeland Bancorp, Inc.	6,364
260	Lakeland Financial Corp.	11,300
120	LCNB Corp.	2,214
308	LegacyTexas Financial Group, Inc.	11,085
424	LendingClub Corp.*	2,625
60	LendingTree, Inc.*	13,857
188	Live Oak Bancshares, Inc.	4,202
580	Macatawa Bank Corp.	5,551
266	Maiden Holdings Ltd.	1,929
182	MainSource Financial Group, Inc.	5,957
206	Malvern Bancorp, Inc.*(a)	4,903
200	MB Financial, Inc.	7,954
278	MBIA, Inc.*	2,797
472	MBT Financial Corp.	4,791
158	Mercantile Bank Corp.	4,802
272	Meridian Bancorp, Inc.	4,787
128	Meta Financial Group, Inc.	8,998
60	Middlefield Banc Corp.	2,697
254	Midland States Bancorp, Inc.	7,757
284	MidSouth Bancorp, Inc.	3,365
128	MidWestOne Financial Group, Inc.	4,209
200	Moelis & Co., Class A	7,880

Common Stocks – (continued)
Financials – (continued)
460	MTGE Investment Corp. REIT	8,832
72	MutualFirst Financial, Inc.	2,534
182	National Bank Holdings Corp., Class A	5,857
54	National Bankshares, Inc.	2,128
102	National Commerce Corp.*	4,054
278	National General Holdings Corp.	4,773
24	National Western Life Group, Inc., Class A	8,026
102	Navigators Group, Inc. (The)	5,692
224	NBT Bancorp, Inc.	7,354
146	Nelnet, Inc., Class A	6,925
1,094	New York Mortgage Trust, Inc. REIT(a)	6,848
236	NewStar Financial, Inc.	2,530
146	NI Holdings, Inc.*(a)	2,410
102	Nicolet Bankshares, Inc.*	5,574
1,330	NMI Holdings, Inc., Class A*	14,430
230	Northeast Bancorp	4,968
176	Northfield Bancorp, Inc.	2,835
140	Northrim BanCorp, Inc.	4,179
230	Northwest Bancshares, Inc.	3,549
90	Norwood Financial Corp.(a)	3,964
230	OceanFirst Financial Corp.	5,741
882	Ocwen Financial Corp.*	2,584
312	OFG Bancorp (Puerto Rico)	2,714
128	Ohio Valley Banc Corp.	4,211
170	Old Line Bancshares, Inc.	4,675
804	Old National Bancorp	13,145
114	Old Point Financial Corp.	3,504
332	Old Second Bancorp, Inc.	3,801
628	OM Asset Management PLC	8,874
176	OneBeacon Insurance Group Ltd., Class A	3,207
146	Oppenheimer Holdings, Inc., Class A	2,372
478	Orchid Island Capital, Inc. REIT	4,622
442	Oritani Financial Corp.	7,094
212	Owens Realty Mortgage, Inc. REIT	3,678
102	Pacific Continental Corp.	2,422
302	Pacific Mercantile Bancorp*	2,567
152	Pacific Premier Bancorp, Inc.*	5,381
78	Paragon Commercial Corp.*	4,044
96	Park National Corp.	9,273
484	Park Sterling Corp.	5,503
182	Parke Bancorp, Inc.	3,540
194	PCSB Financial Corp.*	3,282
218	Peapack Gladstone Financial Corp.	6,642
90	Penns Woods Bancorp, Inc.	3,862
502	PennyMac Financial Services, Inc., Class A*	8,534
574	PennyMac Mortgage Investment Trust REIT	9,924
134	Peoples Bancorp of North Carolina, Inc.	4,071
236	Peoples Bancorp, Inc.	7,330
108	Peoples Financial Services Corp.	4,487
218	People’s Utah Bancorp	5,962
176	PHH Corp.*	2,499
72	Piper Jaffray Cos	3,992
120	PJT Partners, Inc., Class A	4,639
230	PRA Group, Inc.*	6,647

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
212	Preferred Bank	$11,406
236	Premier Financial Bancorp, Inc.	4,460
326	Primerica, Inc.	24,955
146	Provident Financial Holdings, Inc.	2,765
374	Provident Financial Services, Inc.	9,294
254	Prudential Bancorp, Inc.	4,686
532	Pzena Investment Management, Inc., Class A	5,267
158	QCR Holdings, Inc.	6,905
1,648	Radian Group, Inc.	28,840
634	Redwood Trust, Inc. REIT	10,575
188	Regional Management Corp.*	4,127
144	Renasant Corp.	5,736
170	Republic Bancorp, Inc., Class A	6,049
284	Republic First Bancorp, Inc.*(a)	2,400
604	Riverview Bancorp, Inc.	4,850
152	RLI Corp.	8,135
236	S&T Bancorp, Inc.	8,482
218	Safeguard Scientifics, Inc.*	2,660
102	Safety Insurance Group, Inc.	7,283
224	Sandy Spring Bancorp, Inc.	8,640
248	Seacoast Banking Corp. of Florida*	5,672
380	Selective Insurance Group, Inc.	19,152
430	ServisFirst Bancshares, Inc.	14,667
266	Shore Bancshares, Inc.	4,386
266	SI Financial Group, Inc.	3,884
206	Sierra Bancorp	5,214
128	Simmons First National Corp., Class A	6,682
134	SmartFinancial, Inc.*	3,094
90	South State Corp.	7,403
170	Southern First Bancshares, Inc.*	6,010
182	Southern Missouri Bancorp, Inc.	5,908
266	Southern National Bancorp of Virginia, Inc.	4,456
102	Southside Bancshares, Inc.	3,332
200	Southwest Bancorp, Inc.	5,050
96	State Auto Financial Corp.	2,375
124	State Bank Financial Corp.	3,332
532	State National Cos, Inc.	11,050
580	Sterling Bancorp	13,021
188	Stewart Information Services Corp.	6,783
164	Stifel Financial Corp.	7,831
290	Stock Yards Bancorp, Inc.	10,092
134	Stonegate Bank	6,460
108	Summit Financial Group, Inc.	2,364
338	Sun Bancorp, Inc.	7,892
146	Sunshine Bancorp, Inc.*	3,154
320	Sutherland Asset Management Corp. REIT	4,880
176	Territorial Bancorp, Inc.	5,320
242	Texas Capital Bancshares, Inc.*	17,969
678	Third Point Reinsurance Ltd. (Bermuda)*	9,526
200	Timberland Bancorp, Inc.	5,542
84	Tompkins Financial Corp.	6,377
248	Towne Bank/Portsmouth VA	7,614
164	TriCo Bancshares	5,835
224	TriState Capital Holdings, Inc.*	4,682
236	Triumph Bancorp, Inc.*	6,655

Common Stocks – (continued)
Financials – (continued)
134	Trupanion, Inc.*(a)	2,932
646	TrustCo Bank Corp.	5,103
356	Trustmark Corp.	10,545
230	Two River Bancorp	4,191
212	UMB Financial Corp.	14,229
792	Umpqua Holdings Corp.	13,860
242	Union Bankshares Corp.	7,582
140	United Bankshares, Inc.	4,697
344	United Community Banks, Inc.	8,982
344	United Community Financial Corp.	3,127
430	United Financial Bancorp, Inc.	7,448
90	United Fire Group, Inc.	3,785
260	United Security Bancshares	2,405
248	Unity Bancorp, Inc.	4,303
544	Universal Insurance Holdings, Inc.	11,669
188	Univest Corp. of Pennsylvania	5,480
1,378	Valley National Bancorp	15,420
140	Veritex Holdings, Inc.*	3,697
254	Virtu Financial, Inc., Class A	4,559
30	Virtus Investment Partners, Inc.	3,180
466	Waddell & Reed Financial, Inc., Class A(a)	8,672
424	Walker & Dunlop, Inc.*	20,433
496	Washington Federal, Inc.	15,500
188	Washington Trust Bancorp, Inc.	9,635
128	WashingtonFirst Bankshares, Inc.	4,335
350	Waterstone Financial, Inc.	6,178
248	WesBanco, Inc.	9,419
302	West Bancorporation, Inc.	6,629
102	Westamerica Bancorporation(a)	5,258
490	Western Asset Mortgage Capital Corp. REIT	5,150
436	Western New England Bancorp, Inc.	4,338
66	Westwood Holdings Group, Inc.	4,035
302	Wintrust Financial Corp.	21,989
2,044	WMIH Corp.*	2,555
78	World Acceptance Corp.*	5,836
104	WSFS Financial Corp.	4,649
164	Xenith Bankshares, Inc.*	4,699

		2,453,460

Health Care – 14.2%
102	Abaxis, Inc.	4,714
514	Abeona Therapeutics, Inc.*(a)	6,759
90	Accelerate Diagnostics, Inc.*(a)	2,070
454	Aceto Corp.	4,817
140	Achaogen, Inc.*	2,624
96	Aclaris Therapeutics, Inc.*	2,489
436	Acorda Therapeutics, Inc.*	9,069
152	Addus HomeCare Corp.*	5,176
72	Aerie Pharmaceuticals, Inc.*	4,129
140	Aimmune Therapeutics, Inc.*	3,010
338	Akebia Therapeutics, Inc.*	5,658
114	Albany Molecular Research, Inc.*(a)	2,478
938	Allscripts Healthcare Solutions, Inc.*	12,325
128	Almost Family, Inc.*	6,234
504	AMAG Pharmaceuticals, Inc.*	8,417

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
290	Amedisys, Inc.*	$15,150
236	American Renal Associates Holdings, Inc.*(a)	3,382
272	Amicus Therapeutics, Inc.*	3,792
374	AMN Healthcare Services, Inc.*	13,969
344	Amphastar Pharmaceuticals, Inc.*	5,507
114	Analogic Corp.	8,157
454	Anavex Life Sciences Corp.*(a)	2,016
520	AngioDynamics, Inc.*	8,856
78	ANI Pharmaceuticals, Inc.*	3,744
48	Anika Therapeutics, Inc.*	2,578
968	Antares Pharma, Inc.*(a)	2,914
1,808	Array BioPharma, Inc.*(a)	17,501
128	Assembly Biosciences, Inc.*	3,470
176	AtriCure, Inc.*	3,948
12	Atrion Corp.	7,466
48	Avexis, Inc.*	4,481
188	AxoGen, Inc.*	3,309
114	Axovant Sciences Ltd.*	2,280
424	BioCryst Pharmaceuticals, Inc.*	2,162
968	BioScrip, Inc.*	2,933
48	BioSpecifics Technologies Corp.*	2,263
368	BioTelemetry, Inc.*	13,671
96	Bluebird Bio, Inc.*	11,986
108	Blueprint Medicines Corp.*	5,856
176	Calithera Biosciences, Inc.*	2,886
170	Cambrex Corp.*	8,857
128	Cantel Medical Corp.	10,400
152	Capital Senior Living Corp.*(a)	1,889
152	Cara Therapeutics, Inc.*	2,178
436	Cardiovascular Systems, Inc.*	12,805
610	Castlight Health, Inc., Class B*(a)	2,379
592	Catalent, Inc.*	24,444
1,028	Catalyst Pharmaceuticals, Inc.*	2,827
114	Chemed Corp.	22,491
774	ChemoCentryx, Inc.*	5,372
326	Civitas Solutions, Inc.*	6,227
302	Clearside Biomedical, Inc.*	2,111
90	Clovis Oncology, Inc.*	6,846
158	Coherus Biosciences, Inc.*(a)	2,283
1,022	Community Health Systems, Inc.*	7,808
810	Conatus Pharmaceuticals, Inc.*	4,649
140	CONMED Corp.	6,944
412	Corbus Pharmaceuticals Holdings, Inc.*(a)	3,193
1,838	Corcept Therapeutics, Inc.*	30,639
332	Corium International, Inc.*(a)	2,839
90	CorVel Corp.*	4,671
224	Corvus Pharmaceuticals, Inc.*	3,622
120	Cotiviti Holdings, Inc.*	4,288
852	Cross Country Healthcare, Inc.*	10,548
158	CryoLife, Inc.*	3,286
418	Cutera, Inc.*	15,529
302	Cytokinetics, Inc.*	4,485
170	CytomX Therapeutics, Inc.*	2,938
1,142	Depomed, Inc.*	6,943
362	Diplomat Pharmacy, Inc.*	6,063

Common Stocks – (continued)
Health Care – (continued)
236	Eagle Pharmaceuticals, Inc.*(a)	12,876
146	Editas Medicine, Inc.*(a)	3,082
224	Emergent BioSolutions, Inc.*	8,362
72	Enanta Pharmaceuticals, Inc.*	3,086
218	Ensign Group, Inc. (The)	4,478
230	Entellus Medical, Inc.*(a)	4,071
1,306	Enzo Biochem, Inc.*	14,692
182	Epizyme, Inc.*	3,158
72	Esperion Therapeutics, Inc.*(a)	3,558
90	Evolent Health, Inc., Class A*	1,503
260	Exact Sciences Corp.*	10,891
236	Exactech, Inc.*	7,210
816	Fate Therapeutics, Inc.*	3,084
102	FibroGen, Inc.*	4,916
146	FONAR Corp.*	4,322
188	Foundation Medicine, Inc.*	7,576
344	GenMark Diagnostics, Inc.*	3,351
544	Genomic Health, Inc.*	17,245
308	Glaukos Corp.*(a)	11,627
90	Global Blood Therapeutics, Inc.*	2,736
436	Globus Medical, Inc., Class A*	13,180
308	Haemonetics Corp.*	13,250
170	Halozyme Therapeutics, Inc.*	2,212
302	Halyard Health, Inc.*	13,678
170	HealthEquity, Inc.*	7,271
478	HealthSouth Corp.	21,868
78	HealthStream, Inc.*	1,832
120	Heska Corp.*	12,206
314	HMS Holdings Corp.*	5,564
1,300	Horizon Pharma PLC*	17,784
54	ICU Medical, Inc.*	9,415
502	ImmunoGen, Inc.*(a)	4,197
430	Immunomedics, Inc.*(a)	5,435
290	Impax Laboratories, Inc.*	6,279
374	INC Research Holdings, Inc., Class A*	21,954
326	Innoviva, Inc.*(a)	4,577
114	Inogen, Inc.*	10,921
188	Inovalon Holdings, Inc., Class A*(a)	2,547
182	Insmed, Inc.*	2,260
278	Insulet Corp.*	16,141
762	Insys Therapeutics, Inc.*(a)	6,965
230	Integer Holdings Corp.*	10,569
218	Integra LifeSciences Holdings Corp.*	11,116
308	Intellia Therapeutics, Inc.*	6,477
550	Intersect ENT, Inc.*	16,995
206	Invacare Corp.	2,781
60	iRhythm Technologies, Inc.*	2,864
374	Ironwood Pharmaceuticals, Inc.*(a)	5,965
212	Jounce Therapeutics, Inc.*(a)	3,602
224	K2M Group Holdings, Inc.*	5,237
412	Keryx Biopharmaceuticals, Inc.*(a)	2,971
350	Kindred Biosciences, Inc.*	2,660
696	Kindred Healthcare, Inc.	5,638
114	Kite Pharma, Inc.*	20,291
344	Kura Oncology, Inc.*	2,477
48	Landauer, Inc.	2,978

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
640	Lannett Co., Inc.*(a)	$11,232
720	Lantheus Holdings, Inc.*	12,600
302	LeMaitre Vascular, Inc.	10,993
212	LHC Group, Inc.*	13,833
42	Ligand Pharmaceuticals, Inc.*(a)	5,413
260	LivaNova PLC*	16,271
48	Loxo Oncology, Inc.*	4,003
804	Luminex Corp.	15,541
84	Magellan Health, Inc.*	6,796
314	Masimo Corp.*	26,495
912	Matinas BioPharma Holdings, Inc.*	1,167
84	Medicines Co. (The)*(a)	3,082
242	Medidata Solutions, Inc.*	18,140
236	Medpace Holdings, Inc.*	7,703
296	Meridian Bioscience, Inc.	4,114
224	Merit Medical Systems, Inc.*	9,251
1,470	MiMedx Group, Inc.*(a)	23,917
278	Molina Healthcare, Inc.*(a)	17,792
326	Momenta Pharmaceuticals, Inc.*	5,493
170	MyoKardia, Inc.*	7,370
912	Myriad Genetics, Inc.*	27,807
556	NanoString Technologies, Inc.*	8,590
568	Natera, Inc.*	7,015
60	National HealthCare Corp.	3,740
236	National Research Corp., Class A	7,623
146	Natus Medical, Inc.*	4,906
90	Neogen Corp.*	6,201
520	NeoGenomics, Inc.*	5,257
28	Nevro Corp.*	2,413
260	Novelion Therapeutics, Inc. (Canada)*	1,849
278	NuVasive, Inc.*	17,369
406	NxStage Medical, Inc.*	11,368
646	Nymox Pharmaceutical Corp. (Canada)*	2,410
236	Ocular Therapeutix, Inc.*	1,477
96	Omeros Corp.*	1,965
152	Omnicell, Inc.*	7,798
236	OraSure Technologies, Inc.*	4,817
284	Orthofix International NV*	13,976
394	Owens & Minor, Inc.	11,008
200	Oxford Immunotec Global PLC*	3,164
1,118	Pacific Biosciences of California, Inc.*	5,534
96	Pacira Pharmaceuticals, Inc.*	3,658
102	Paratek Pharmaceuticals, Inc.*(a)	2,876
418	PAREXEL International Corp.*	36,738
4,940	PDL BioPharma, Inc.*	15,413
120	Penumbra, Inc.*	10,320
182	PharMerica Corp.*	5,351
532	Phibro Animal Health Corp., Class A	18,886
544	Pieris Pharmaceuticals, Inc.*(a)	2,997
96	Portola Pharmaceuticals, Inc.*	6,091
218	PRA Health Sciences, Inc.*	16,873
302	Prestige Brands Holdings, Inc.*	15,314
356	Progenics Pharmaceuticals, Inc.*	2,396
54	Prothena Corp. PLC (Ireland)*(a)	3,318
72	Providence Service Corp. (The)*	3,732
140	PTC Therapeutics, Inc.*	2,905

Common Stocks – (continued)
Health Care – (continued)
78	Pulse Biosciences, Inc.*	1,562
54	Puma Biotechnology, Inc.*	4,995
846	Quality Systems, Inc.*	13,325
114	Quidel Corp.*	3,983
666	R1 RCM, Inc.*	2,198
974	RadNet, Inc.*	9,984
84	Reata Pharmaceuticals, Inc., Class A*	2,541
128	REGENXBIO, Inc.*	2,912
140	Repligen Corp.*	6,114
478	RTI Surgical, Inc.*	2,151
78	Sage Therapeutics, Inc.*	6,416
308	Sangamo Therapeutics, Inc.*	4,112
72	Sarepta Therapeutics, Inc.*	2,901
1,644	SciClone Pharmaceuticals, Inc.*	18,084
466	Select Medical Holdings Corp.*	8,668
350	Simulations Plus, Inc.	5,075
980	STAAR Surgical Co.*	11,711
302	Stemline Therapeutics, Inc.*	2,733
556	Strongbridge Biopharma PLC*	3,725
768	Sucampo Pharmaceuticals, Inc., Class A*	9,024
580	Supernus Pharmaceuticals, Inc.*	26,564
248	Surgery Partners, Inc.*	2,418
128	Surmodics, Inc.*	3,328
290	Tactile Systems Technology, Inc.*	9,535
146	Teladoc, Inc.*	4,898
284	Teligent, Inc.*(a)	1,962
332	Tetraphase Pharmaceuticals, Inc.*	2,317
102	Theravance Biopharma, Inc. (Cayman Islands)*(a)	3,332
114	Tivity Health, Inc.*	4,469
592	Triple-S Management Corp., Class B (Puerto Rico)*	14,628
72	US Physical Therapy, Inc.	4,313
36	Utah Medical Products, Inc.	2,597
950	Vanda Pharmaceuticals, Inc.*	16,340
134	Varex Imaging Corp.*	4,091
750	Veracyte, Inc.*	6,143
146	Versartis, Inc.*	2,774
374	ViewRay, Inc.*(a)	1,967
302	Viveve Medical, Inc.*	1,712
284	Vocera Communications, Inc.*	7,909
350	Wright Medical Group NV*	10,360
406	Xencor, Inc.*	8,778
164	Zogenix, Inc.*	1,943
134	Zynerba Pharmaceuticals, Inc.*	851

		1,687,585

Industrials – 13.7%
406	AAON, Inc.	13,236
158	AAR Corp.	5,697
136	ABM Industries, Inc.	6,042
720	Acacia Research Corp.*	2,340
484	ACCO Brands Corp.*	5,300
230	Actuant Corp., Class A	5,531
134	Advanced Disposal Services, Inc.*	3,195
242	Advanced Drainage Systems, Inc.	4,707

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
134	Advisory Board Co. (The)*	$7,135
182	Aegion Corp.*	3,944
350	Aerojet Rocketdyne Holdings, Inc.*	10,370
78	Aerovironment, Inc.*	3,824
206	Air Transport Services Group, Inc.*	4,730
108	Aircastle Ltd.	2,421
96	Alamo Group, Inc.	8,809
60	Albany International Corp., Class A	3,216
48	Allegiant Travel Co.	5,664
212	Allied Motion Technologies, Inc.	5,361
140	Altra Industrial Motion Corp.	6,447
66	American Railcar Industries, Inc.	2,376
134	American Woodmark Corp.*	11,095
206	Apogee Enterprises, Inc.	9,002
380	Applied Industrial Technologies, Inc.	21,660
732	ARC Document Solutions, Inc.*	2,584
308	ArcBest Corp.	9,148
128	Argan, Inc.	8,109
134	Armstrong Flooring, Inc.*	1,999
66	Astec Industries, Inc.	3,279
84	Astronics Corp.*	2,208
394	Atkore International Group, Inc.*	6,564
48	Atlas Air Worldwide Holdings, Inc.*	3,206
296	Avis Budget Group, Inc.*	10,724
568	Axon Enterprise, Inc.*(a)	12,331
54	AZZ, Inc.	2,641
278	Barnes Group, Inc.	17,381
96	Barrett Business Services, Inc.	4,952
350	Beacon Roofing Supply, Inc.*	16,485
224	BG Staffing, Inc.	3,622
230	Blue Bird Corp.*	4,186
762	BMC Stock Holdings, Inc.*	15,469
400	Brady Corp., Class A	13,340
158	Briggs & Stratton Corp.	3,309
176	Brink’s Co. (The)	13,807
768	Builders FirstSource, Inc.*	12,503
200	Caesarstone Ltd. (Israel)*	5,795
102	CAI International, Inc.*	3,161
314	Casella Waste Systems, Inc., Class A*	5,278
610	CBIZ, Inc.*	9,241
356	CECO Environmental Corp.	2,659
224	Chart Industries, Inc.*	7,558
448	Chicago Bridge & Iron Co. NV(a)	5,528
42	CIRCOR International, Inc.	2,017
236	Columbus McKinnon Corp.	7,795
380	Comfort Systems USA, Inc.	12,939
502	Commercial Vehicle Group, Inc.*	2,982
230	Continental Building Products, Inc.*	5,600
732	Costamare, Inc. (Monaco)	4,590
242	Covanta Holding Corp.(a)	3,473
164	CRA International, Inc.	6,155
90	CSW Industrials, Inc.*	3,766
120	Cubic Corp.	5,154
134	Curtiss-Wright Corp.	12,974
296	Deluxe Corp.	20,528
302	DigitalGlobe, Inc.*	10,389

Common Stocks – (continued)
Industrials – (continued)
158	Douglas Dynamics, Inc.	5,514
134	Ducommun, Inc.*	3,685
314	DXP Enterprises, Inc.*	8,506
158	Dycom Industries, Inc.*	12,747
176	Eastern Co. (The)	4,602
634	Echo Global Logistics, Inc.*	9,637
338	EMCOR Group, Inc.	22,322
114	Encore Wire Corp.	4,891
158	Energous Corp.*(a)	1,499
218	EnerSys	13,974
90	Engility Holdings, Inc.*	2,796
146	Ennis, Inc.	2,789
84	EnPro Industries, Inc.	5,919
96	EnviroStar, Inc.(a)	3,173
164	ESCO Technologies, Inc.	8,930
260	Essendant, Inc.	3,084
134	Esterline Technologies Corp.*	11,444
60	Exponent, Inc.	4,086
188	Federal Signal Corp.	3,514
272	Forward Air Corp.	14,136
308	Franklin Covey Co.*	5,790
120	Franklin Electric Co, Inc.	4,626
224	FreightCar America, Inc.	4,068
224	FTI Consulting, Inc.*	7,596
128	GATX Corp.	7,754
158	Gencor Industries, Inc.*	2,433
206	Generac Holdings, Inc.*	8,318
158	Gibraltar Industries, Inc.*	4,621
128	Global Brass & Copper Holdings, Inc.	3,821
472	GMS, Inc.*	15,189
90	Gorman-Rupp Co. (The)	2,740
90	GP Strategies Corp.*	2,574
120	Graham Corp.	2,404
48	Granite Construction, Inc.	2,651
188	Greenbrier Cos, Inc. (The)(a)	8,065
140	H&E Equipment Services, Inc.	3,296
236	Hardinge, Inc.	3,231
374	Harsco Corp.*	6,395
394	Hawaiian Holdings, Inc.*	16,883
520	HC2 Holdings, Inc.*	2,371
338	Healthcare Services Group, Inc.	17,306
146	Heartland Express, Inc.	3,237
120	Heidrick & Struggles International, Inc.	2,190
188	Heritage-Crystal Clean, Inc.*	3,666
484	Herman Miller, Inc.	16,287
326	Hillenbrand, Inc.	11,654
308	HNI Corp.	11,288
254	Hub Group, Inc., Class A*	9,766
134	Hurco Cos, Inc.	4,710
140	Huron Consulting Group, Inc.*	4,235
756	Huttig Building Products, Inc.*(a)	4,309
54	Hyster-Yale Materials Handling, Inc.	3,844
182	ICF International, Inc.*	8,745
296	IES Holdings, Inc.*	4,884
514	InnerWorkings, Inc.*	5,382
108	Insperity, Inc.	8,672

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
496	Interface, Inc.	$9,424
72	JELD-WEN Holding, Inc.*	2,197
146	John Bean Technologies Corp.	12,950
120	Kadant, Inc.	10,422
136	Kaman Corp.	6,669
164	KBR, Inc.	2,668
326	Kelly Services, Inc., Class A	7,051
302	Kennametal, Inc.	10,570
538	Kforce, Inc.	9,684
906	Kimball International, Inc., Class B	15,366
284	KLX, Inc.*	13,615
218	Knight Transportation, Inc.	8,513
308	Knoll, Inc.	5,559
212	Korn/Ferry International	7,064
290	Kratos Defense & Security Solutions, Inc.*	3,880
206	Lawson Products, Inc.*	4,913
266	LB Foster Co., Class A	5,081
48	Lindsay Corp.	4,155
278	LSC Communications, Inc.	4,479
272	LSI Industries, Inc.	1,548
90	Lydall, Inc.*	4,230
140	Marten Transport Ltd.	2,401
90	Masonite International Corp.*	5,697
320	MasTec, Inc.*	13,056
78	Matson, Inc.	2,012
120	Matthews International Corp., Class A	7,230
72	McGrath RentCorp	2,907
108	Mercury Systems, Inc.*	5,211
454	Meritor, Inc.*	9,016
128	Milacron Holdings Corp.*	2,042
96	Miller Industries, Inc.	2,410
206	Mistras Group, Inc.*	3,895
84	Mobile Mini, Inc.	2,541
128	Moog, Inc., Class A*	9,825
466	MRC Global, Inc.*	7,349
188	MSA Safety, Inc.	13,698
102	Mueller Industries, Inc.	3,043
236	Mueller Water Products, Inc., Class A	2,830
66	Multi-Color Corp.	5,267
108	MYR Group, Inc.*	2,787
48	National Presto Industries, Inc.(a)	4,781
290	Navigant Consulting, Inc.*	4,446
102	Navistar International Corp.*	3,484
460	NCI Building Systems, Inc.*	7,728
260	Neff Corp., Class A*	6,487
592	Nexeo Solutions, Inc.*	4,245
114	NN, Inc.	2,907
152	Northwest Pipe Co.*	2,788
394	NOW, Inc.*	4,594
230	NV5 Global, Inc.*	11,097
90	Omega Flex, Inc.	5,219
344	On Assignment, Inc.*	16,409
622	Orion Group Holdings, Inc.*	3,757
90	Park-Ohio Holdings Corp.	3,587
90	Patrick Industries, Inc.*	6,660
592	PGT Innovations, Inc.*	7,814

Common Stocks – (continued)
Industrials – (continued)
332	Ply Gem Holdings, Inc.*	5,163
152	Powell Industries, Inc.	4,327
102	Preformed Line Products Co.	5,330
218	Primoris Services Corp.	6,237
134	Proto Labs, Inc.*	9,621
170	Quad/Graphics, Inc.	3,240
224	Quanex Building Products Corp.	4,390
1,192	Radiant Logistics, Inc.*	6,020
152	Raven Industries, Inc.	4,256
78	RBC Bearings, Inc.*	8,601
720	Resources Connection, Inc.	9,180
78	REV Group, Inc.	1,965
380	Revolution Lighting Technologies, Inc.*	2,816
368	Rexnord Corp.*	8,788
732	Roadrunner Transportation Systems, Inc.*	5,468
484	RPX Corp.*	6,321
278	Rush Enterprises, Inc., Class A*	11,395
164	Rush Enterprises, Inc., Class B*	6,317
1,094	Safe Bulkers, Inc. (Greece)*	3,545
102	Saia, Inc.*	5,768
394	Scorpio Bulkers, Inc.*	3,172
260	Simpson Manufacturing Co., Inc.	11,383
338	SiteOne Landscape Supply, Inc.*	16,981
152	SkyWest, Inc.	5,274
212	SP Plus Corp.*	7,823
296	Spartan Motors, Inc.	2,723
242	Sparton Corp.*	5,607
152	SPX Corp.*	3,663
152	SPX FLOW, Inc.*	5,087
30	Standex International Corp.	2,864
684	Steelcase, Inc., Class A	9,029
550	Sterling Construction Co., Inc.*	6,479
84	Sun Hydraulics Corp.	4,024
442	Supreme Industries, Inc., Class A	9,255
362	Swift Transportation Co.*	10,154
96	Team, Inc.*	1,186
272	Tennant Co.	16,578
332	Tetra Tech, Inc.	14,143
134	Thermon Group Holdings, Inc.*	2,214
212	Titan International, Inc.	1,819
296	Titan Machinery, Inc.*	3,818
140	TPI Composites, Inc.*	2,848
308	Trex Co., Inc.*	23,408
272	TriMas Corp.*	6,582
212	TriNet Group, Inc.*	7,575
102	Triton International Ltd. (Bermuda)*	3,766
176	Triumph Group, Inc.	4,629
586	TrueBlue, Inc.*	11,984
170	Tutor Perini Corp.*	4,446
296	Twin Disc, Inc.*	5,139
78	UniFirst Corp.	11,201
108	Universal Forest Products, Inc.	9,419
48	US Ecology, Inc.	2,467
200	Vectrus, Inc.*	5,716
278	Veritiv Corp.*	7,784
152	Viad Corp.	8,352

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
502	Vicor Corp.*	$9,764
72	VSE Corp.	3,755
454	Wabash National Corp.	9,543
66	WageWorks, Inc.*	3,891
146	Watts Water Technologies, Inc., Class A	9,008
176	Werner Enterprises, Inc.	5,826
472	Wesco Aircraft Holdings, Inc.*	3,965
260	West Corp.	6,076
242	Willdan Group, Inc.*	7,504
90	Willis Lease Finance Corp.*	2,142
108	Woodward, Inc.	7,583

		1,635,435

Information Technology – 17.1%
314	2U, Inc.*	15,731
314	3D Systems Corp.*(a)	3,944
412	8x8, Inc.*	5,830
968	A10 Networks, Inc.*	6,340
90	Acacia Communications, Inc.*(a)	4,395
332	ACI Worldwide, Inc.*	7,556
344	Actua Corp.*	4,403
254	Acxiom Corp.*	5,916
344	ADTRAN, Inc.	7,602
272	Advanced Energy Industries, Inc.*	20,003
992	Aerohive Networks, Inc.*	3,422
254	Agilysys, Inc.*	2,614
120	Alarm.com Holdings, Inc.*	5,390
140	Alpha & Omega Semiconductor Ltd.*	2,223
212	Ambarella, Inc.*(a)	11,533
344	American Software, Inc., Class A	3,787
974	Amkor Technology, Inc.*	8,552
538	Angie’s List, Inc.*(a)	6,542
218	Anixter International, Inc.*	16,088
254	Appfolio, Inc., Class A*	10,897
66	Applied Optoelectronics, Inc.*(a)	3,902
248	Apptio, Inc., Class A*	4,414
484	Aspen Technology, Inc.*	30,613
1,052	Avid Technology, Inc.*	4,639
338	AVX Corp.	5,898
152	Axcelis Technologies, Inc.*	3,177
768	AXT, Inc.*	5,990
170	Badger Meter, Inc.	7,803
598	Bankrate, Inc.*	8,282
248	Barracuda Networks, Inc.*	6,004
508	Bazaarvoice, Inc.*	2,413
164	Bel Fuse, Inc., Class B	4,182
146	Belden, Inc.	11,252
460	Benchmark Electronics, Inc.*	14,950
134	Blackbaud, Inc.	11,311
454	Blackhawk Network Holdings, Inc.*	20,339
514	Blucora, Inc.*	11,719
102	Bottomline Technologies de, Inc.*	3,092
702	Box, Inc., Class A*	13,773
738	Brightcove, Inc.*	5,203
54	BroadSoft, Inc.*(a)	2,676
344	Brooks Automation, Inc.	8,968

Common Stocks – (continued)
Information Technology – (continued)
140	Cabot Microelectronics Corp.	10,027
164	CACI International, Inc., Class A*	21,287
158	CalAmp Corp.*	2,929
864	Calix, Inc.*	4,234
108	Callidus Software, Inc.*	2,781
356	Carbonite, Inc.*	7,120
266	Cardtronics PLC, Class A*	6,911
332	Care.com, Inc.*	4,970
508	Cars.com, Inc.*	13,137
60	Cass Information Systems, Inc.	3,673
90	CEVA, Inc.*	3,650
350	ChannelAdvisor Corp.*	4,060
702	Ciena Corp.*	15,170
176	Cimpress NV (Netherlands)*	16,269
520	Cirrus Logic, Inc.*	30,150
332	Clearfield, Inc.*	4,050
206	Cohu, Inc.	3,865
454	CommerceHub, Inc., Series C*	9,638
406	CommerceHub, Inc., Series A*	9,001
272	CommVault Systems, Inc.*	16,606
200	Comtech Telecommunications Corp.	3,914
568	Control4 Corp.*	14,064
550	Convergys Corp.	12,925
152	Cornerstone OnDemand, Inc.*	5,317
152	Coupa Software, Inc.*(a)	4,630
586	Cree, Inc.*	14,257
152	CSG Systems International, Inc.	5,884
182	CTS Corp.	4,095
218	CyberOptics Corp.*(a)	3,303
720	Daktronics, Inc.	6,934
1,536	DHI Group, Inc.*	2,995
96	Diebold Nixdorf, Inc.	1,963
418	Digi International, Inc.*	3,846
380	Diodes, Inc.*	10,693
508	DSP Group, Inc.*	6,045
54	Ebix, Inc.	3,116
296	Electro Scientific Industries, Inc.*	3,647
242	Electronics For Imaging, Inc.*	8,606
96	Ellie Mae, Inc.*	7,966
218	EMCORE Corp.*	1,984
828	Entegris, Inc.*	21,073
72	Envestnet, Inc.*	3,200
236	EPAM Systems, Inc.*	19,194
102	ePlus, Inc.*	8,537
188	Etsy, Inc.*	3,078
200	Everbridge, Inc.*	4,634
744	Everi Holdings, Inc.*	5,736
368	EVERTEC, Inc. (Puerto Rico)	6,771
442	Exa Corp.*	6,343
170	ExlService Holdings, Inc.*	9,568
1,458	Extreme Networks, Inc.*	16,665
134	Fair Isaac Corp.	18,862
108	FARO Technologies, Inc.*	3,721
454	Finisar Corp.*	10,964
944	Fitbit, Inc., Class A*(a)	5,692
508	Five9, Inc.*	10,922

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
218	FormFactor, Inc.*	$3,292
140	Forrester Research, Inc.	5,705
176	Gigamon, Inc.*	7,559
206	Gogo, Inc.*(a)	2,886
188	GrubHub, Inc.*(a)	10,733
308	GSI Technology, Inc.*	2,045
140	GTT Communications, Inc.*	4,445
708	Guidance Software, Inc.*	5,013
532	Hackett Group, Inc. (The)	7,267
562	Harmonic, Inc.*	1,827
284	Hortonworks, Inc.*	4,825
218	HubSpot, Inc.*	15,990
188	Ichor Holdings Ltd.*	4,301
200	II-VI, Inc.*	7,170
60	Imperva, Inc.*	2,679
120	Impinj, Inc.*(a)	4,589
1,022	Information Services Group, Inc.*	3,833
66	Inphi Corp.*	2,527
108	Insight Enterprises, Inc.*	4,329
380	Instructure, Inc.*	11,248
598	Integrated Device Technology, Inc.*	14,777
206	InterDigital, Inc.	14,698
224	Intevac, Inc.*	2,038
750	Iteris, Inc.*	4,815
230	Itron, Inc.*	16,698
400	IXYS Corp.*	9,200
188	j2 Global, Inc.	14,153
472	KEMET Corp.*	11,286
368	Kimball Electronics, Inc.*	7,010
406	Knowles Corp.*	5,956
660	Kopin Corp.*	2,653
490	KVH Industries, Inc.*	5,782
568	Lattice Semiconductor Corp.*	3,209
368	Leaf Group Ltd.*	2,613
502	Liquidity Services, Inc.*	2,861
72	Littelfuse, Inc.	13,404
586	LivePerson, Inc.*	7,852
164	Lumentum Holdings, Inc.*	9,323
120	MACOM Technology Solutions Holdings, Inc.*	5,465
242	ManTech International Corp., Class A	9,733
412	MAXIMUS, Inc.	25,041
514	MaxLinear, Inc.*	11,102
430	Maxwell Technologies, Inc.*	2,395
1,222	Meet Group, Inc. (The)*	4,790
24	Mesa Laboratories, Inc.	3,278
242	Methode Electronics, Inc.	9,898
42	MicroStrategy, Inc., Class A*	5,418
1,234	MicroVision, Inc.*	2,925
388	MINDBODY, Inc., Class A*	9,176
502	Mitek Systems, Inc.*	5,095
308	MKS Instruments, Inc.	25,364
1,034	MobileIron, Inc.*	3,929
182	Model N, Inc.*	2,466
230	Monolithic Power Systems, Inc.	23,304
128	Monotype Imaging Holdings, Inc.	2,336

Common Stocks – (continued)
Information Technology – (continued)
128	MTS Systems Corp.	6,195
356	Nanometrics, Inc.*	9,181
374	Napco Security Technologies, Inc.*	2,936
176	NETGEAR, Inc.*	8,448
508	NetScout Systems, Inc.*	16,637
236	New Relic, Inc.*	11,304
308	NIC, Inc.	5,036
182	Novanta, Inc.*	7,116
66	NVE Corp.	5,005
508	Oclaro, Inc.*(a)	4,272
96	OSI Systems, Inc.*	7,974
134	Park Electrochemical Corp.	2,433
146	Paycom Software, Inc.*	10,893
48	Paylocity Holding Corp.*	2,359
368	PC Connection, Inc.	9,388
320	PCM, Inc.*	4,208
164	PDF Solutions, Inc.*(a)	2,491
278	Pegasystems, Inc.	15,999
484	Perficient, Inc.*	8,857
986	Photronics, Inc.*	7,789
900	Pixelworks, Inc.*	4,320
1,464	Planet Payment, Inc.*	5,797
260	Plantronics, Inc.	11,084
254	Plexus Corp.*	13,228
146	Power Integrations, Inc.	10,636
320	Progress Software Corp.	10,746
114	Proofpoint, Inc.*	10,461
158	PROS Holdings, Inc.*	4,162
888	Pure Storage, Inc., Class A*(a)	13,222
140	Q2 Holdings, Inc.*	5,684
134	QAD, Inc., Class A	4,516
140	Qualys, Inc.*	6,650
224	Quantenna Communications, Inc.*	4,162
888	Quantum Corp.*	4,893
1,076	QuinStreet, Inc.*	5,757
212	Quotient Technology, Inc.*	3,180
1,016	Radisys Corp.*	1,595
926	Rambus, Inc.*	12,010
284	Rapid7, Inc.*	4,788
254	RealPage, Inc.*	10,947
120	Reis, Inc.	2,052
478	RingCentral, Inc., Class A*	20,243
1,112	Rocket Fuel, Inc.*	2,880
90	Rogers Corp.*	10,670
532	Rosetta Stone, Inc.*	4,894
1,130	Rubicon Project, Inc. (The)*	4,249
400	Rudolph Technologies, Inc.*	8,880
472	Sanmina Corp.*	17,676
200	ScanSource, Inc.*	7,850
278	Science Applications International Corp.	20,539
242	Semtech Corp.*	9,099
1,778	ShoreTel, Inc.*	13,246
114	Shutterstock, Inc.*	3,828
1,192	Sigma Designs, Inc.*	7,450
170	Silicon Laboratories, Inc.*	12,903
1,252	Sonus Networks, Inc.*	8,651

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
48	SPS Commerce, Inc.*	$2,924
78	Stamps.com, Inc.*(a)	14,918
320	StarTek, Inc.*	3,808
114	Stratasys Ltd.*	2,551
296	Sykes Enterprises, Inc.*	7,891
290	Synaptics, Inc.*	12,055
666	Synchronoss Technologies, Inc.*	11,182
72	SYNNEX Corp.	8,612
394	Syntel, Inc.	7,116
362	Systemax, Inc.	8,847
134	Tech Data Corp.*	14,779
418	TechTarget, Inc.*	4,155
302	Telenav, Inc.*	1,963
224	TeleTech Holdings, Inc.	8,893
490	TiVo Corp.	8,967
90	Trade Desk, Inc. (The), Class A*	4,767
804	Travelport Worldwide Ltd.	12,173
628	TrueCar, Inc.*	10,645
654	TTM Technologies, Inc.*	9,313
60	Tucows, Inc., Class A*(a)	3,171
84	Twilio, Inc., Class A*(a)	2,460
164	Ubiquiti Networks, Inc.*(a)	9,773
278	Ultra Clean Holdings, Inc.*	6,413
478	Unisys Corp.*(a)	3,705
128	Upland Software, Inc.*	2,944
296	Varonis Systems, Inc.*	11,485
296	VASCO Data Security International, Inc.*	3,715
206	Veeco Instruments, Inc.*	3,893
400	VeriFone Systems, Inc.*	7,908
344	Verint Systems, Inc.*	13,657
66	ViaSat, Inc.*(a)	4,198
870	Viavi Solutions, Inc.*	8,735
78	Virtusa Corp.*	2,833
888	Vishay Intertechnology, Inc.	15,718
230	Vishay Precision Group, Inc.*	5,026
356	Web.com Group, Inc.*	9,007
164	WebMD Health Corp.*	10,896
484	Workiva, Inc.*	9,777
858	Xcerra Corp.*	8,426
544	XO Group, Inc.*	10,129
260	Xperi Corp.	7,085
526	Yelp, Inc.*	22,408
236	Zendesk, Inc.*	6,466
1,076	Zix Corp.*	5,714

		2,028,916

Materials – 4.0%
170	A Schulman, Inc.	5,168
146	AdvanSix, Inc.*	4,662
634	AgroFresh Solutions, Inc.*	4,514
514	AK Steel Holding Corp.*(a)	2,878
418	American Vanguard Corp.	8,464
108	Balchem Corp.	8,096
314	Boise Cascade Co.*	9,420
164	Calgon Carbon Corp.	2,001
114	Carpenter Technology Corp.	4,620

Common Stocks – (continued)
Materials – (continued)
170	Century Aluminum Co.*	3,318
146	Chase Corp.	13,651
60	Clearwater Paper Corp.*	2,790
1,240	Cleveland-Cliffs, Inc.*	10,366
732	Coeur Mining, Inc.*	6,405
296	Commercial Metals Co.	5,591
66	Compass Minerals International, Inc.	4,409
236	Core Molding Technologies, Inc.	4,855
30	Deltic Timber Corp.	2,341
350	Ferro Corp.*	6,744
368	Forterra, Inc.*(a)	1,222
224	FutureFuel Corp.	3,020
574	GCP Applied Technologies, Inc.*	16,215
876	Gold Resource Corp.	3,495
108	Greif, Inc., Class A	6,529
36	Greif, Inc., Class B	2,273
66	Hawkins, Inc.	2,353
66	Haynes International, Inc.	2,016
314	HB Fuller Co.	15,760
1,778	Hecla Mining Co.	9,388
314	Ingevity Corp.*	19,773
114	Innophos Holdings, Inc.	5,205
152	Innospec, Inc.	8,436
44	Kaiser Aluminum Corp.	4,238
484	KapStone Paper and Packaging Corp.	10,827
762	Klondex Mines Ltd. (Canada)*	2,568
296	KMG Chemicals, Inc.	14,214
78	Koppers Holdings, Inc.*	3,058
188	Kraton Corp.*	6,172
164	Kronos Worldwide, Inc.	3,433
822	Louisiana-Pacific Corp.*	20,945
188	Materion Corp.	7,182
176	Minerals Technologies, Inc.	11,264
732	Myers Industries, Inc.	13,762
72	Neenah Paper, Inc.	5,562
290	Olympic Steel, Inc.	5,292
362	OMNOVA Solutions, Inc.*	3,149
120	PH Glatfelter Co.	2,078
326	PolyOne Corp.	11,782
134	Quaker Chemical Corp.	18,655
248	Rayonier Advanced Materials, Inc.	3,403
490	Ryerson Holding Corp.*	4,214
120	Schnitzer Steel Industries, Inc., Class A	3,228
152	Schweitzer-Mauduit International, Inc.	5,765
176	Sensient Technologies Corp.	12,698
152	Stepan Co.	11,759
320	Summit Materials, Inc., Class A*	9,453
586	SunCoke Energy, Inc.*	5,462
380	TimkenSteel Corp.*	5,635
218	Trecora Resources*	2,649
272	Trinseo SA	18,197
574	Tronox Ltd., Class A	11,876
206	UFP Technologies, Inc.*	5,480
60	United States Lime & Minerals, Inc.	4,797
48	US Concrete, Inc.*(a)	3,842
1,488	Valhi, Inc.	3,244

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

August 31, 2017

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
152	Warrior Met Coal, Inc.	$4,148
170	Worthington Industries, Inc.	8,493

		474,502

Real Estate – 7.4%
170	Acadia Realty Trust REIT	4,877
120	Agree Realty Corp. REIT	6,014
326	Alexander & Baldwin, Inc.	14,148
12	Alexander’s, Inc. REIT	5,024
356	Altisource Portfolio Solutions SA*(a)	8,110
424	Altisource Residential Corp. REIT	5,135
128	American Assets Trust, Inc. REIT	5,199
224	Armada Hoffler Properties, Inc. REIT	2,995
792	Ashford Hospitality Prime, Inc. REIT	7,619
1,160	Ashford Hospitality Trust, Inc. REIT	7,204
242	Bluerock Residential Growth REIT, Inc. REIT	2,451
430	CareTrust REIT, Inc. REIT	8,295
272	CatchMark Timber Trust, Inc., Class A REIT	3,136
1,252	CBL & Associates Properties, Inc. REIT(a)	10,016
1,408	Cedar Realty Trust, Inc. REIT	7,096
466	Chatham Lodging Trust REIT	9,450
248	City Office REIT, Inc. REIT	3,172
212	Clipper Realty, Inc. REIT(a)	2,366
170	Community Healthcare Trust, Inc. REIT	4,515
108	Consolidated-Tomoka Land Co.	5,983
188	CorEnergy Infrastructure Trust, Inc. REIT	6,134
2,720	Cousins Properties, Inc. REIT	25,432
1,366	DiamondRock Hospitality Co. REIT	15,012
242	Easterly Government Properties, Inc. REIT	4,855
152	EastGroup Properties, Inc. REIT	13,507
140	Education Realty Trust, Inc. REIT	5,410
296	Farmland Partners, Inc. REIT(a)	2,623
810	FelCor Lodging Trust, Inc. REIT	5,913
490	First Industrial Realty Trust, Inc. REIT	15,180
816	First Potomac Realty Trust REIT	9,082
514	Forestar Group, Inc.*(a)	8,841
394	Four Corners Property Trust, Inc. REIT	10,012
400	Franklin Street Properties Corp. REIT	3,988
108	FRP Holdings, Inc.*	4,741
586	GEO Group, Inc. (The) REIT	16,197
248	Getty Realty Corp. REIT	6,835
278	Gladstone Commercial Corp. REIT	5,949
254	Global Medical REIT, Inc. REIT(a)	2,146
158	Global Net Lease, Inc. REIT	3,422
302	Government Properties Income Trust REIT	5,602
654	Gramercy Property Trust REIT	19,921
454	Healthcare Realty Trust, Inc. REIT	15,109
386	Hersha Hospitality Trust REIT	7,156
132	HFF, Inc., Class A	5,033
520	Independence Realty Trust, Inc. REIT	5,351
550	InfraREIT, Inc. REIT	12,369
400	Investors Real Estate Trust REIT	2,512
406	iStar, Inc. REIT*	4,714
188	Jernigan Capital, Inc. REIT	3,655

Common Stocks – (continued)
Real Estate – (continued)
176	Kennedy-Wilson Holdings, Inc.	3,397
520	Kite Realty Group Trust REIT	10,462
888	LaSalle Hotel Properties REIT	25,201
580	Lexington Realty Trust REIT	5,719
176	LTC Properties, Inc. REIT	8,559
448	Mack-Cali Realty Corp. REIT	10,255
508	Marcus & Millichap, Inc.*	13,376
218	Maui Land & Pineapple Co., Inc.*	2,812
248	MedEquities Realty Trust, Inc. REIT	2,845
412	Monmouth Real Estate Investment Corp. REIT	6,695
738	Monogram Residential Trust, Inc. REIT	8,856
176	National Health Investors, Inc. REIT	14,112
514	National Storage Affiliates Trust REIT	11,472
598	New Senior Investment Group, Inc. REIT	5,520
206	NexPoint Residential Trust, Inc. REIT	4,800
394	NorthStar Realty Europe Corp. REIT	4,897
128	One Liberty Properties, Inc. REIT	3,073
212	Parkway, Inc. REIT	4,868
288	Pebblebrook Hotel Trust REIT(a)	9,674
822	Pennsylvania Real Estate Investment Trust REIT	8,245
574	Physicians Realty Trust REIT	10,751
362	Potlatch Corp. REIT	17,304
400	Preferred Apartment Communities, Inc., Class A REIT	7,276
102	PS Business Parks, Inc. REIT	13,781
164	QTS Realty Trust, Inc., Class A REIT	8,886
816	Quality Care Properties, Inc. REIT*	11,196
2,902	RAIT Financial Trust REIT	2,401
696	Ramco-Gershenson Properties Trust REIT	9,152
308	RE/MAX Holdings, Inc., Class A	18,865
230	Retail Opportunity Investments Corp. REIT	4,563
320	Rexford Industrial Realty, Inc. REIT	9,616
726	RLJ Lodging Trust REIT	14,651
224	RMR Group, Inc. (The), Class A	11,570
272	Ryman Hospitality Properties, Inc. REIT	16,162
1,098	Sabra Health Care REIT, Inc. REIT	23,991
54	Saul Centers, Inc. REIT	3,272
278	Select Income REIT	6,452
176	Seritage Growth Properties, Class A REIT	8,459
170	St Joe Co. (The)*	3,204
356	STAG Industrial, Inc. REIT	9,964
550	Starwood Waypoint Homes REIT	20,477
920	Summit Hotel Properties, Inc. REIT	13,653
1,692	Sunstone Hotel Investors, Inc. REIT	26,734
108	Tejon Ranch Co.*	2,158
266	Terreno Realty Corp. REIT	9,643
332	Tier REIT, Inc. REIT	6,112
320	UMH Properties, Inc. REIT	5,062
84	Universal Health Realty Income Trust REIT	6,360
356	Urban Edge Properties REIT	8,953
164	Urstadt Biddle Properties, Inc., Class A REIT	3,392
1,118	Washington Prime Group, Inc. REIT	9,335

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
302	Washington Real Estate Investment Trust REIT	$9,924
212	Whitestone REIT	2,658
646	Xenia Hotels & Resorts, Inc. REIT	12,894

		883,215

Telecommunication Services – 0.9%
36	ATN International, Inc.	2,181
266	Boingo Wireless, Inc.*	5,477
266	Cincinnati Bell, Inc.*	5,599
164	Cogent Communications Holdings, Inc.	7,642
532	Consolidated Communications Holdings, Inc.	9,815
282	Frontier Communications Corp.	3,799
84	General Communication, Inc., Class A*	3,623
1,124	Globalstar, Inc.*	2,158
188	Hawaiian Telcom Holdco, Inc.*	5,719
550	IDT Corp., Class B	8,090
224	Iridium Communications, Inc.*(a)	2,486
132	Lumos Networks Corp.*	2,373
296	Ooma, Inc.*	2,901
230	ORBCOMM, Inc.*	2,544
72	Shenandoah Telecommunications Co.	2,596
332	Spok Holdings, Inc.	5,561
24	Straight Path Communications, Inc., Class B*	4,284
3,132	Vonage Holdings Corp.*	25,996
544	Windstream Holdings, Inc.(a)	1,126

		103,970

Utilities – 4.3%
332	ALLETE, Inc.	25,673
272	American States Water Co.	13,410
356	AquaVenture Holdings Ltd.*	5,397
78	Artesian Resources Corp., Class A	2,893
3,628	Atlantic Power Corp.*	8,889
394	Avista Corp.	20,252
308	Black Hills Corp.	21,677
248	Cadiz, Inc.*(a)	3,026
200	California Water Service Group	7,490
108	Chesapeake Utilities Corp.	8,581
54	Connecticut Water Service, Inc.	2,929
460	Consolidated Water Co. Ltd. (Cayman Islands)	5,497
96	Delta Natural Gas Co, Inc.	2,941
1,656	Dynegy, Inc.*	15,599
248	El Paso Electric Co.	13,776
430	Genie Energy Ltd., Class B	2,644
290	IDACORP, Inc.	25,804
218	MGE Energy, Inc.	13,865
60	Middlesex Water Co.	2,279
442	New Jersey Resources Corp.	19,293
152	Northwest Natural Gas Co.	10,078
290	NorthWestern Corp.	17,493
840	NRG Yield, Inc., Class A	15,280
980	NRG Yield, Inc., Class C	18,130

Common Stocks – (continued)
Utilities – (continued)
302	ONE Gas, Inc.	22,722
296	Ormat Technologies, Inc.	17,002
260	Otter Tail Corp.	10,868
442	Pattern Energy Group, Inc.	11,103
502	PNM Resources, Inc.	21,285
556	Portland General Electric Co.	26,416
466	Pure Cycle Corp.*	3,378
158	RGC Resources, Inc.(a)	4,353
114	SJW Group	6,327
418	South Jersey Industries, Inc.	14,998
290	Southwest Gas Holdings, Inc.	23,061
368	Spark Energy, Inc., Class A	5,833
266	Spire, Inc.	20,349
490	TerraForm Global, Inc., Class A*	2,474
320	TerraForm Power, Inc., Class A*	4,467
146	Unitil Corp.	7,280
266	WGL Holdings, Inc.	22,413
114	York Water Co. (The)	3,751

		510,976

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $12,033,430)		$11,833,064

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle – 5.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
649,189	0.93%	$649,189
(Cost $649,189)

TOTAL INVESTMENTS – 104.9%
(Cost $12,682,619)		$12,482,253

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.9)%		(586,323)

NET ASSETS – 100.0%		$11,895,930

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Security is currently in default and/or non-income producing..
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Assets and Liabilities

August 31, 2017

		ActiveBeta® Emerging Markets Equity ETF
	Assets:
	Investments at value (cost $1,194,278,800, $38,223,602, $521,079,126, $36,662,241, $2,148,085,760 and $12,033,430, respectively)(a)	$1,485,722,313
	Investments in securities lending reinvestment vehicle, at value (cost $26,893,134, $90,063, $6,961,512, $288,307, $3,705,216, $649,189)	26,893,134
	Cash	—
	Foreign currency, at value (cost $350,025, $13, $59,590, $2,507, $— and $—, respectively)	350,839
	Receivables:
	Fund shares sold	134,286,289
	Investments sold	208,286,999
	Dividends and Interest	2,939,898
Due from broker		5,518,275
	Foreign tax reclaims	47,117
	Securities lending income	11,736
	Receivable from custodian	—
	Reimbursement from advisor	216,981
	Other assets	24,510
	Total assets	1,864,298,091

	Liabilities:
	Due to custodian	592,377
	Payable upon return of securities loaned	26,893,134
	Payables:
	Investments purchased	210,128,717
	Fund shares redeemed	134,905,814
	Management fees	495,990
	Foreign capital gains tax	387,231
	Trustee fee	10,665
	Accrued expenses	201,381
	Total liabilities	373,615,309

	Net Assets:
	Paid-in capital	1,204,591,018
	Undistributed (distributions in excess of) net investment income	9,818,288
	Accumulated net realized gain (loss)	(14,796,314)
	Net unrealized gain (loss)	291,069,790
	NET ASSETS	$1,490,682,782
	SHARES ISSUED AND OUTSTANDING
	Shares outstanding no par value (unlimited shares authorized):	44,200,000
	Net asset value per share:	$33.73
	(a) Includes loaned securities having a market value:	$25,941,618

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF

$43,900,128	$591,486,119	$42,788,262	$2,383,813,570	$11,833,064

90,063	6,961,512	288,307	3,705,216	649,189
52,356	530,380	131,727	7,791,695	54,090
14	59,669	2,507	—	—

—	—	—	2,457,813	—
611	22,725,543	—	—	—
79,011	1,159,892	53,478	5,049,337	9,134
—	—	—	—	—
38,268	221,041	4,044	—	—
315	7,648	716	1,100	1,637
—	13,929	13,581	—	—
—	5,186	5,070	—	—
—	—	—	—	—
44,160,766	623,170,919	43,287,692	2,402,818,731	12,547,114

—	—	—	—	—
90,063	6,961,512	288,307	3,705,216	649,189

—	22,958,039	34	2,443,670	—
—	—	—	—	—
8,262	122,837	7,753	179,493	1,995
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
98,325	30,042,388	296,094	6,328,379	651,184

38,352,955	523,336,071	36,959,862	2,168,365,201	12,076,307
138,949	1,931,703	(85,057)	9,973,553	19,762
(108,039)	(2,566,928)	(9,638)	(17,576,212)	227
5,678,576	70,427,685	6,126,431	235,727,810	(200,366)
$44,062,441	$593,128,531	$42,991,598	$2,396,490,352	$11,895,930

1,450,000	20,900,000	1,400,000	48,752,500	300,000
$30.39	$28.38	$30.71	$49.16	$39.65
$88,340	$6,650,091	$274,708	$3,574,887	$625,755

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Operations

For the Fiscal Year Ended August 31, 2017

ActiveBeta® Emerging Markets Equity ETF
Investment income:
Dividends (net of foreign withholding taxes of $3,883,699, $129,776, $1,309,032, $88,858, $1,492 and $—, respectively)	$27,865,231
Securities lending income	131,788
Total investment income	27,997,019

Expenses:
Management fees	4,342,167
Custody, accounting and administrative services	825,764
Professional fees	160,457
Registration fees	136,856
Trustee fees	63,196
Printing and mailing cost	41,205
Amortization of offering costs	11,606
Other	100,279
Total expenses	5,681,530
Less — expense reductions	(797,950)
Net expenses	4,883,580
NET INVESTMENT INCOME	23,113,439

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments	(230,519)
In-kind redemptions	28,044,456
Futures	262,345
Foreign currency transactions	(693,569)
Net change in unrealized gain (loss) on:
Investments (including the effects of the foreign capital gains tax liability of $367,447, $—, $—, $—, $— and $—, respectively)	191,695,541
Foreign currency translations	6,031
Net realized and unrealized gain (loss)	219,084,285
NET INCREASE (LOSS) IN NET ASSETS RESULTING FROM OPERATIONS	242,197,724

(1)	For the period June 28, 2017 (commencement of operations) through August 31, 2017.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF(1)

$1,014,378	$11,695,969	$678,156	$36,030,238	$20,989
7,922	101,383	4,174	44,663	2,909
1,022,300	11,797,352	682,330	36,074,901	23,898

49,835	975,355	52,004	1,422,205	3,236
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
36,464	44,266	36,469	75,823	900
—	—	—	—	—
—	—	—	—	—
70	537	—	—	—
86,369	1,020,158	88,473	1,498,028	4,136
—	—	—	—	—
86,369	1,020,158	88,473	1,498,028	4,136
935,931	10,777,194	593,857	34,576,873	19,762

11,402	(1,152,007)	1,599	(14,119,857)	227
347,600	—	—	7,971,989	—
—	—	—	—	—
1,988	(64,672)	(27,569)	—	—

4,558,093	62,973,180	4,327,725	196,569,414	(200,366)
3,630	25,096	654	—	—
4,922,713	61,781,597	4,302,409	190,421,546	(200,139)
5,858,644	72,558,791	4,896,266	224,998,419	(180,377)

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets

	ActiveBeta® Emerging Markets Equity ETF		ActiveBeta® Europe Equity ETF
	Year ended August 31, 2017	For the period September 25, 2015(1) through August 31, 2016	Year ended August 31, 2017	For the period March 2, 2016(1) through August 31, 2016
From operations:
Net investment income	$23,113,439	$12,789,859	$935,931	$758,202
Net realized gain (loss)	27,382,713	(15,054,297)	360,990	(137,683)
Net change in unrealized gain	191,701,572	99,368,218	4,561,723	1,116,853
Net increase (decrease) in net assets resulting from operations	242,197,724	97,103,780	5,858,644	1,737,372

Distributions to shareholders:
From net investment income	(18,216,894)	(7,161,211)	(931,065)	(624,546)
Total distributions to shareholders	(18,216,894)	(7,161,211)	(931,065)	(624,546)

From share transactions:
Proceeds from sales of shares	538,219,705	773,445,492	10,463,180	32,846,660
Cost of shares redeemed	(134,905,814)	—	(5,287,804)	—
Net increase in net assets resulting from share transactions	403,313,891	773,445,492	5,175,376	32,846,660
TOTAL INCREASE	627,294,721	863,388,061	10,102,955	33,959,486

Net assets:
Beginning of period	$863,388,061	$—	$33,959,486	$—
End of period	$1,490,682,782	$863,388,061	$44,062,441	$33,959,486
Undistributed (distributions in excess of) net investment income	$9,818,288	$5,548,952	$138,949	$126,865

(1)	Commencement of operations

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

ActiveBeta® International Equity ETF		ActiveBeta® Japan Equity ETF		ActiveBeta® U.S. Large Cap Equity ETF		ActiveBeta® U.S. Small Cap Equity ETF
Year ended August 31, 2017	For the period November 6, 2015(1) through August 31, 2016	Year ended August 31, 2017	For the period March 2, 2016(1) to August 31, 2016	Year ended August 31, 2017	For the period September 17, 2015(1) through August 31, 2016	For the period June 28, 2017(1) through August 31, 2017

$10,777,194	$2,853,601	$593,857	$285,470	$34,576,873	$8,449,262	$19,762
(1,216,679)	(1,407,997)	(25,970)	6,953	(6,147,868)	462,725	227
62,998,276	7,429,409	4,328,379	1,798,052	196,569,414	39,158,396	(200,366)
72,558,791	8,875,013	4,896,266	2,090,475	224,998,419	48,070,383	(180,377)

(9,649,669)	(1,996,958)	(721,272)	(235,644)	(28,028,221)	(5,154,092)	—
(9,649,669)	(1,996,958)	(721,272)	(235,644)	(28,028,221)	(5,154,092)	—

246,462,159	276,879,195	6,019,256	30,942,517	1,088,221,008	1,168,663,742	12,076,307
—	—	—	—	(45,906,935)	(54,473,952)	—
246,462,159	276,879,195	6,019,256	30,942,517	1,042,314,073	1,114,189,790	12,076,307
309,371,281	283,757,250	10,194,250	32,797,348	1,239,284,271	1,157,106,081	11,895,930

$283,757,250	$—	$32,797,348	$—	$1,157,206,081	$100,000	$—
$593,128,531	$283,757,250	$42,991,598	$32,797,348	$2,396,490,352	$1,157,206,081	$11,895,930
$1,931,703	$863,433	$(85,057)	$69,454	$9,973,553	$3,312,092	$19,762

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Emerging Markets Equity ETF
	Year ended August 31, 2017	For the period September 25, 2015* through August 31, 2016
Per Share Operating Performance:
Net asset value, beginning of period	$28.03	$25.00
Net investment income(a)	0.63	0.60
Net realized and unrealized gain	5.58	2.70
Total gain from investment operations	6.21	3.30
Distributions to shareholders from net investment income	(0.51)	(0.27)
Net asset value, end of period	$33.73	$28.03
Market price, end of period	$33.74	$28.01
Total Return at Net Asset Value(b)	22.49%	13.29%
Net assets, end of period (in 000’s)	$1,490,683	$863,388
Ratio of net expenses to average net assets	0.45%	0.45	%(c)
Ratio of total expenses to average net assets	0.53%	0.58	%(c)
Ratio of net investment income to average net assets	2.13%	2.52	%(c)
Portfolio turnover rate(d)	27%	44%

*	Commencement of operations
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

	ActiveBeta® Europe Equity ETF
	Year ended August 31, 2017	For the period March 2, 2016* through August 31, 2016
Per Share Operating Performance:
Net asset value, beginning of period	$26.12	$25.03
Net investment income(a)	0.75	0.60
Net realized and unrealized gain	4.26	0.97
Total gain from investment operations	5.01	1.57
Distributions to shareholders from net investment income	(0.74)	(0.48)
Net asset value, end of period	$30.39	$26.12
Market price, end of period	$30.54	$26.20
Total Return at Net Asset Value(b)	19.46%	6.23%
Net assets, end of period (in 000’s)	$44,062	$33,959
Ratio of net expenses to average net assets	0.25%	0.25	%(c)
Ratio of total expenses to average net assets	0.25%	0.71	%(c)
Ratio of net investment income to average net assets	2.71%	4.61	%(c)
Portfolio turnover rate(d)	17%	14%

*	Commencement of operations
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® International Equity ETF
	Year ended August 31, 2017	For the period November 6, 2015* to August 31, 2016
Per Share Operating Performance:
Net asset value, beginning of period	$24.67	$24.78
Net investment income(a)	0.69	0.59
Net realized and unrealized gain (loss)	3.61	(0.37)
Total gain from investment operations	4.30	0.22
Distributions to shareholders from net investment income	(0.59)	(0.33)
Net asset value, end of period	$28.38	$24.67
Market price, end of period	$28.53	$24.78
Total Return at Net Asset Value(b)	17.66%	0.90%
Net assets, end of period (in 000’s)	$593,129	$283,757
Ratio of net expenses to average net assets	0.25%	0.27	%(c)
Ratio of total expenses to average net assets	0.25%	0.62	%(c)
Ratio of net investment income to average net assets	2.64%	3.02	%(c)
Portfolio turnover rate(d)	23%	23%

*	Commencement of operations
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

	ActiveBeta® Japan Equity ETF
	Year ended August 31, 2017	For the period March 2, 2016* to August 31, 2016
Per Share Operating Performance:
Net asset value, beginning of period	$27.33	$25.69
Net investment income(a)	0.48	0.24
Net realized and unrealized gain	3.50	1.60
Total gain from investment operations	3.98	1.84
Distributions to shareholders from net investment income	(0.60)	(0.20)
Net asset value, end of period	$30.71	$27.33
Market price, end of period	$30.79	$27.44
Total Return at Net Asset Value(b)	14.74%	7.17%
Net assets, end of period (in 000’s)	$42,992	$32,797
Ratio of net expenses to average net assets	0.25%	0.25	%(c)
Ratio of total expenses to average net assets	0.25%	0.73	%(c)
Ratio of net investment income to average net assets	1.68%	1.81	%(c)
Portfolio turnover rate(d)	22%	10%

*	Commencement of operations
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® U.S. Large Cap Equity ETF
	Year ended August 31, 2017	For the period September 17, 2015* through August 31, 2016
Per Share Operating Performance:
Net asset value, beginning of period	$43.83	$40.70
Net investment income(a)	0.97	0.85
Net realized and unrealized gain	5.17	2.78
Total gain from investment operations	6.14	3.63
Distributions to shareholders from net investment income	(0.81)	(0.50)
Net asset value, end of period	$49.16	$43.83
Market price, end of period	$49.15	$43.82
Total Return at Net Asset Value(b)	14.15%	8.97%
Net assets, end of period (in 000’s)	$2,396,490	$1,157,206
Ratio of net expenses to average net assets	0.09%	0.09	%(c)
Ratio of total expenses to average net assets	0.09%	0.19	%(c)
Ratio of net investment income to average net assets	2.08%	2.11	%(c)
Portfolio turnover rate(d)	20%	18%

*	Commencement of operations
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

	ActiveBeta® U.S. Small Cap Equity ETF
	For the period June 28, 2017* through August 31, 2017
Per Share Operating Performance:
Net asset value, beginning of period	$40.36
Net investment income(a)	0.07
Net realized and unrealized loss	(0.78)
Total loss from investment operations	(0.71)
Net asset value, end of period	$39.65
Market price, end of period	$38.95
Total Return at Net Asset Value(b)	(1.76)%
Net assets, end of period (in 000’s)	$11,896
Ratio of net expenses to average net assets	0.20	%(c)
Ratio of total expenses to average net assets	0.20	%(c)
Ratio of net investment income to average net assets	0.96	%(c)
Portfolio turnover rate(d)	0	%(e)

*	Commencement of operations
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the year. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(e)	Less than 0.5%.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements

August 31, 2017

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (“ActiveBeta® Emerging Markets Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® Europe Equity ETF (“ActiveBeta® Europe Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® International Equity ETF (“ActiveBeta® International Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® Japan Equity ETF (“ActiveBeta® Japan Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (“ActiveBeta® U.S. Large Cap Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (“ActiveBeta® U.S. Small Cap Equity ETF”)	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.) (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount, with respect to the ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Japan Equity ETF, ActiveBeta® U.S. Large Cap Equity ETF and the ActiveBeta® U.S. Small Cap Equity ETF. The ActiveBeta® Emerging Markets Equity ETF issues and redeems Creation Units partially for cash and partially in-kind. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

GOLDMAN SACHS ETF TRUST

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Offering Costs — Offering costs paid in connection with the offering of shares of the ActiveBeta® Emerging Markets Equity ETF were amortized on a straight-line basis over 12 months from the date of commencement of operations.

E.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each fund, income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an ETF’s accounting policies and investment holdings, please see the ETF’s shareholder report.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures

GOLDMAN SACHS ETF TRUST

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if, any, is reported separately on the Statement[s] of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of August 31, 2017:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$94,793,484	$4,325,560	$—
Asia	1,095,014,509	32,408,210	211,569
Europe	41,978,147	—	—
North America	55,308,495	—	—
South America	117,218,409	44,463,930	—
Securities Lending Reinvestment Vehicle	26,893,134	—	—
Total	$1,431,206,178	$81,197,700	$211,569

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$177,676	$—	$—
Europe	42,730,289	280,511	—
North America	558,980	—	—
Oceania	121,078	—	—
South America	31,594	—	—
Securities Lending Reinvestment Vehicle	90,063	—	—
Total	$43,709,680	$280,511	$—

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,497,025	$—	$—
Asia	161,561,023	—	—
Europe	332,441,875	2,490,013	—
North America	55,759,743	—	—
Oceania	37,397,319	—	—
South America	339,121	—	—
Securities Lending Reinvestment Vehicle	6,961,512	—	—
Total	$595,957,618	$2,490,013	$—

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$42,788,262	$—	$—
Securities Lending Reinvestment Vehicle	288,307	—	—
Total	$43,076,569	$—	$—

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$2,383,813,570	$—	$—
Securities Lending Reinvestment Vehicle	3,705,216	—	—
Total	$2,387,518,786	$—	$—

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$8,038	$—	$—
Europe	32,592	—	—
North America	11,792,434	—	—
Securities Lending Reinvestment Vehicle	649,189	—	—
Total	$12,482,253	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS ETF TRUST

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts as of August 31, 2017. These instruments were used as part of a Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of a Fund’s net exposure.

At August 31, 2017 there were no open futures contracts.

The following tables set forth, by certain risk types, a Fund’s gains related to these derivatives and their indicative volumes for the year ended August 31, 2017. These gains should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Fund	Risk	Statement of Operations	Net Realized Gain	Net Change in Unrealized Gain	Average Number of Contracts(a)
ActiveBeta® Emerging Markets Equity ETF	Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$262,345	$—	—

(a)	Average number of contracts is based on the average of month end balances for the fiscal year ended August 31, 2017.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the master netting arrangement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

As of August 31, 2017 the Funds did not hold any net exposure for derivative instruments.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For each Fund except the ActiveBeta® Emerging Markets Equity ETF, the Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the fiscal year ended August 31, 2017, unitary management fees with GSAM were at the following rates for all Funds except the ActiveBeta® Emerging Markets Equity ETF:

Fund	Unitary Management Fee
ActiveBeta® Europe Equity ETF	0.25%
ActiveBeta® International Equity ETF	0.25%
ActiveBeta® Japan Equity ETF	0.25%
ActiveBeta® U.S. Large Cap Equity ETF	0.09%
ActiveBeta® U.S. Small Cap Equity ETF	0.20%

For the fiscal year ended August 31, 2017, contractual and effective net management fees with GSAM were at the following rate for the ActiveBeta® Emerging Markets Equity ETF:

Fund	Contractual and Effective Net Management Fee
ActiveBeta® Emerging Markets Equity ETF	0.40%

B.  Distribution and Service (12b-1) Plans — The Trust, on behalf of the Funds, has adopted a Distribution and Service Plan (the “Plan”), subject to Rule 12b-1 under the Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the provision of ongoing services to shareholders of each Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No Rule 12b-1 fees are currently paid by any Fund, and there are no current plans to impose these fees.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the ActiveBeta® Emerging Markets Equity ETF (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the ActiveBeta® Emerging Markets Equity ETF is 0.05%. This Other Expense limitation will remain in effect permanently and GSAM may not terminate the arrangement without the approval of the Trustees.

For the year ended August 31, 2017, these expense reductions, including any fee waivers and Other Expense reimbursements amounted to $797,950.

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase

GOLDMAN SACHS ETF TRUST

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	ActiveBeta® Emerging Markets Equity ETF
	For the Fiscal Year Ended August 31, 2017		For the period September 25, 2015* through August 31, 2016
Shares Sold	17,400,000	$537,396,840	30,800,000	$773,445,492
Shares Redeemed	(4,000,000)	(134,905,814)	—	—
NET INCREASE IN SHARES	13,400,000	$402,491,026	30,800,000	$773,445,492

	ActiveBeta® Europe Equity ETF
	For the Fiscal Year Ended August 31, 2017		For the period March 2, 2016* through August 31, 2016
Shares Sold	350,000	$10,463,180	1,300,000	$32,846,660
Shares Redeemed	(200,000)	(5,287,804)	—	—
NET INCREASE IN SHARES	150,000	$5,175,376	1,300,000	$32,846,660

	ActiveBeta® International Equity ETF
	For the Fiscal Year Ended August 31, 2017		For the period November 6, 2015* to August 31, 2016
Shares Sold	9,400,000	$246,447,741	11,500,000	$276,879,195
NET INCREASE IN SHARES	9,400,000	$246,447,741	11,500,000	$276,879,195

	ActiveBeta® Japan Equity ETF
	For the Fiscal Year Ended August 31, 2017		For the period March 2, 2016* to August 31, 2016
Shares Sold	200,000	$6,019,256	1,200,000	$30,942,517
NET INCREASE IN SHARES	200,000	$6,019,256	1,200,000	$30,942,517

	ActiveBeta® U.S. Large Cap Equity ETF
	For the Fiscal Year Ended August 31, 2017		For the period September 17, 2015* through August 31, 2016
Shares Sold	23,400,000	$1,088,220,664	27,750,000	$1,168,663,742
Shares Redeemed	(1,050,000)	(45,906,935)	(1,350,000)	(54,473,952)
NET INCREASE IN SHARES	22,350,000	$1,042,313,729	26,400,000	$1,114,189,790

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	ActiveBeta® U.S. Small Cap Equity ETF
	For the period June 28, 2017* through August 31, 2017
Shares Sold	300,000	$12,076,307
NET INCREASE IN SHARES	300,000	$12,076,307

*	Commencement of operation.

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the fiscal year ended August 31, 2017, were as follows:

Fund	Purchases	Sales
ActiveBeta® Emerging Markets Equity ETF	$668,961,706	$292,564,192
ActiveBeta® Europe Equity ETF	5,936,525	5,977,434
ActiveBeta® International Equity ETF	97,796,596	93,586,424
ActiveBeta® Japan Equity ETF	7,738,806	7,987,564
ActiveBeta® U.S. Large Cap Equity ETF	331,768,062	328,537,490
ActiveBeta® U.S. Small Cap Equity ETF	45,913	62,494

The purchase and sales from in-kind creation and redemption transactions for the fiscal year ended August 31, 2017, were as follows:

Fund	Purchases	Sales
ActiveBeta® Emerging Markets Equity ETF	$158,310,351	$131,198,038
ActiveBeta® Europe Equity ETF	10,412,272	5,264,873
ActiveBeta® International Equity ETF	243,113,290	—
ActiveBeta® Japan Equity ETF	6,006,401	—
ActiveBeta® U.S. Large Cap Equity ETF	1,083,623,241	45,506,286
ActiveBeta® U.S. Small Cap Equity ETF	12,052,304	—

8. SECURITIES LENDING

The ActiveBeta® Emerging Markets Equity ETF, the ActiveBeta® Europe Equity ETF, the ActiveBeta® International Equity ETF, the ActiveBeta® Japan Equity ETF, the ActiveBeta® U.S. Large Cap Equity ETF and the ActiveBeta® U.S. Small Cap Equity ETF, may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience

GOLDMAN SACHS ETF TRUST

8. SECURITIES LENDING (continued)

delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Effective December 1, 2016 the ActiveBeta® Emerging Markets Equity ETF, the ActiveBeta® Europe Equity ETF, the ActiveBeta® International Equity ETF, the ActiveBeta® Japan Equity ETF and the ActiveBeta® U.S. Large Cap Equity ETF with the exception of the ActiveBeta® U.S. Small Cap Equity ETF, which started on June 28, 2017, began lending their securities and invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust.

The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2017 are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended August 31, 2017, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund for the fiscal year ended August 31, 2017:

Fund	Beginning value as of August 31, 2016	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2017	Shares as of August 31, 2017	Dividend Income
ActiveBeta® Emerging Markets Equity ETF	$—	$146,417,056	$119,523,922	$26,893,134	26,893,134	$131,788
ActiveBeta® Europe Equity ETF	—	9,477,998	9,387,935	90,063	90,063	7,922
ActiveBeta® International Equity ETF	—	77,796,496	70,834,984	6,961,512	6,961,512	101,383
ActiveBeta® Japan Equity ETF	—	1,589,524	1,301,217	288,307	288,307	4,174
ActiveBeta® U.S. Large Cap Equity ETF	—	75,477,243	71,772,027	3,705,216	3,705,216	44,663
ActiveBeta® U.S. Small Cap Equity ETF*	—	1,319,426	670,237	649,189	649,189	2,909

*	Commencement of operations, June 28, 2017.

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

9. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2017 was as follows:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Distributions paid from:
Ordinary Income	$18,216,894	$931,065	$9,649,669	$721,272	$28,028,221	—
Total taxable distributions	$18,216,894	$931,065	$9,649,669	$721,272	$28,028,221	—

As of August 31, 2017, the components of accumulated earnings (losses) on a tax-basis were as follows:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Undistributed ordinary income — net	$11,332,449	$239,460	$3,480,218	$—	$9,973,553	$19,765
Undistributed long-term capital gains	—	—	—	—	—	311
Total undistributed earnings	$11,332,449	$239,460	$3,480,218	$—	$9,973,553	$20,076
Capital loss carryforwards:
Perpetual Short-Term	$(7,444,760)	$—	$(144,209)	$(6,557)	$(691,783)	$—
Timing differences (Post-October Capital Loss Deferral/Qualified Late Year Loss Deferral)	(2,322,759)	(51,393)	—	(2,944)	(10,476,431)	—
Unrealized gains (losses) — net	284,526,834	5,521,419	66,456,451	6,041,237	229,319,812	(200,453)
Total accumulated earnings (losses) net	$286,091,764	$5,709,486	$69,792,460	$6,031,736	$228,125,151	$(180,377)

As of August 31, 2017, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Tax Cost	$1,227,714,890	$38,470,822	$532,011,872	$37,035,742	$2,158,198,974	$12,682,706
Gross unrealized gain	299,823,615	6,501,093	76,034,779	6,550,758	283,699,398	472,535
Gross unrealized loss	(15,296,781)	(979,674)	(9,578,328)	(509,521)	(54,379,586)	(672,988)
Net unrealized gains (losses)	$284,526,834	$5,521,419	$66,456,451	$6,041,237	$229,319,812	$(200,453)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on foreign currency contracts and differences in the tax treatment of underlying fund investments, partnership investments, and passive foreign investment company investments.

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from redemptions in-kind, certain non-deductible expenses, and differences in the tax treatment of foreign currency transactions, partnership investments, passive foreign investment company investments and underlying fund investments.

GOLDMAN SACHS ETF TRUST

9. TAX INFORMATION (continued)

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Paid-in Capital	$27,851,922	$332,855	$(12)	$—	$7,749,305	$—
Accumulated Net realized Gain (Loss)	(27,224,713)	(340,073)	59,267	27,096	(7,862,114)	—
Undistributed Net Investment Income (Loss)	(627,209)	7,218	(59,255)	(27,096)	112,809	—

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — A Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

10. OTHER RISKS (continued)

because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of

Goldman Sachs ETF Trust and Shareholders of the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, Goldman Sachs ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF, Goldman Sachs ActiveBeta® Japan Equity ETF, Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF, and Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of each of the six funds listed in the table below

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF	Statement of changes in net assets for the year ended August 31, 2017 and for the period September 25, 2015 (commencement of operations) through August 31, 2016
Goldman Sachs ActiveBeta® Europe Equity ETF	Statement of changes in net assets for the year ended August 31, 2017 and for the period March 2, 2016 (commencement of operations) through August 31, 2016
Goldman Sachs ActiveBeta® International Equity ETF	Statement of changes in net assets for the year ended August 31, 2017 and for the period November 6, 2015 (commencement of operations) through August 31, 2016
Goldman Sachs ActiveBeta® Japan Equity ETF	Statement of changes in net assets for the year ended August 31, 2017 and for the period March 2, 2016 (commencement of operations) through August 31, 2016
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	Statement of changes in net assets for the year ended August 31, 2017 and for the period September 17, 2015 (commencement of operations) through August 31, 2016
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF	Statement of changes in net assets for the period June 28, 2017 (commencement of operations) through August 31, 2017

(each a “Fund” of the Goldman Sachs ETF Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2017, the results of each of their operations for the year then ended (or for Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF, the period from June 28, 2017 (commencement of operations) through August 31, 2017), the changes in each of their net assets for the respective periods described in the table above, and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian, brokers, transfer agent of the underlying funds and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2017

GOLDMAN SACHS ETF TRUST

Fund Expenses — Six Months ended 8/31/2017 (Unaudited)

As a shareholder you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period from March 1, 2017 (or commencement of operation) and held for the six months ended August 31, 2017, which represents a period of 184 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ActiveBeta® Emerging Markets Equity ETF				ActiveBeta® Europe Equity ETF				ActiveBeta® International Equity ETF				ActiveBeta® Japan Equity ETF				ActiveBeta® U.S. Large Cap Equity ETF				ActiveBeta® U.S. Small Cap Equity ETF(1)
	Beginning Account Value 3/1/17	Ending Account Value 8/31/2017		Expenses Paid*	Beginning Account Value 3/1/17	Ending Account Value 8/31/2017		Expenses Paid*	Beginning Account Value 3/1/17	Ending Account Value 8/31/2017		Expenses Paid*	Beginning Account Value 3/1/17	Ending Account Value 8/31/2017		Expenses Paid*	Beginning Account Value 3/1/17	Ending Account Value 8/31/2017		Expenses Paid*	Beginning Account Value 6/28/17	Ending Account Value 8/31/2017		Expenses Paid*
Actual based on NAV	$1,000	$1,164.60		$2.46	$1,000	$1,160.90		$1.36	$1,000	$1,131.50		$1.34	$1,000	$1,076.60		$1.31	$1,000	$1,054.50		$0.47	$1,000	$982.40		$0.35
Hypothetical 5% return	1,000	1,022.94	+	2.29	1,000	1,023.95	+	1.28	1,000	1,023.95	+	1.28	1,000	1,023.95	+	1.28	1,000	1,024.75	+	0.46	1,000	1,008.55	+	0.36

*	Expenses for the Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the fiscal year ended August 31, 2017. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratio for the period is as follows:

Fund
ActiveBeta® Emerging Markets Equity ETF	0.45%
ActiveBeta® Europe Equity ETF	0.25
ActiveBeta® International Equity ETF	0.25
ActiveBeta® Japan Equity ETF	0.25
ActiveBeta® U.S. Large Cap Equity ETF	0.09
ActiveBeta® U.S. Small Cap Equity ETF(1)	0.20

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

(1)	For the period June 28, 2017 (commencement of operations) through August 31, 2017.

GOLDMAN SACHS ETF TRUST

Statement Regarding Basis for Initial Approval of Management Agreement for Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (Unaudited)

Background

The Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on June 28, 2017. At a meeting held on April 16, 2015 (the “Meeting”) in connection with the Fund’s organization, the Trustees, including all of the Trustees present who are not parties to the Trust’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”).

At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent, and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fees and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); the Investment Adviser’s proposal to limit certain expenses of the Fund that exceed a specified level; potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings. The Trustees also drew on information they had received in their capacity as Trustees of other registered investment companies sponsored by the Investment Adviser.

Nature, Extent, and Quality of the Services to be Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered the investment advisory services that would be provided to the Fund by the Investment Adviser. The Trustees also considered information about the Fund’s structure, investment objective, strategies, and other characteristics. In particular, they noted that the Fund would operate as a passively-managed ETF, which would seek to track a proprietary index created by the Investment Adviser. The Trustees noted the experience and capabilities of the key Investment Adviser personnel who would be providing services to the Fund. In part, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies and its expertise in developing “smart beta” products that it had obtained through its acquisition of another investment management firm. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and other resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate) and would be among the first ETFs managed by the Investment Adviser, the Investment Adviser had extensive experience managing other types of registered investment companies. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

Costs of Services to be Provided and Profitability

The Trustees considered the contractual fee rates payable by the Fund under the Management Agreement, and the net amount expected to be retained by the Investment Adviser. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which include advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. The Trustees noted that no license fees would be payable to the Investment Adviser by the Fund for use of the indices created by the Investment Adviser. The Trustees also reviewed the Fund’s projected total operating expense ratios (both gross and net of expense limitations). They compared the Fund’s projected fees and expenses to similar information for comparable ETFs advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Fund’s fee rates and total operating expense ratios were prepared by a third-party provider of fund data. The Trustees concluded that this information was useful in evaluating the reasonableness of the management fees and total expenses expected to be paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertaking to limit certain expenses of the Funs that exceed a specified level. The Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

GOLDMAN SACHS ETF TRUST

Statement Regarding Basis for Initial Approval of Management Agreement for Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (Unaudited) (continued)

Economies of Scale

The Trustees noted that the Fund will not have management fee breakpoints. They considered the Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the peer groups, as well as the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. The Trustees recognized that if the assets of the Fund increase over time, the Fund and its shareholders could realize economies of scale as certain Fund expenses, such as certain fixed fees, become a smaller percentage of overall assets.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (d) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be open to doing business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives (or is expected to receive) certain potential benefits as a result of their relationships with the Investment Adviser, including: (a) enhanced servicing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; and (c) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement for the Fund at the Meeting, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the investment management fees were reasonable. The Trustees concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved for a two-year period.

GOLDMAN SACHS ETF TRUST

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® ETFs except Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited)

Background

The Goldman Sachs ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® Japan Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF, Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF and Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until March 31, 2018 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on March 14-15, 2017 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(l)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

GOLDMAN SACHS ETF TRUST

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® ETFs except Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees considered that under the Management Agreement, the Funds pay a single fee to the Investment Adviser, and the Investment Adviser pays all of the Funds’ ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expense, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track proprietary indices created by the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies and its expertise in developing “smart beta” products. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the total return of each Fund (with the exception of Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF) to the performance of its respective proprietary index, a comparable market capitalization-weighted reference index, and a separate account composite with a comparable investment strategy. The information regarding each Fund’s investment performance was provided for the one-year period ended September 30, 2016, or from inception to that date, to the extent that the Fund had not been in existence for that one-year period. The Trustees observed that each Fund’s investment performance was consistent with the investment objective of tracking its respective proprietary index.

Unitary Fee Structure and Profitability

The Trustees considered the contractual fee rates payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as ETFs. The Trustees also considered information provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. In particular, the Trustees referred to an analysis comparing each Fund’s management fees and net expense ratios to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization had audited the expense allocation methodology and that the internal audit group was satisfied with the

GOLDMAN SACHS ETF TRUST

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® ETFs except Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Funds do not have fee breakpoints. The Trustees considered information previously provided regarding the amounts of assets in each Fund, the Funds’ recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (d) the possibility that the working relationship between the Investment Adviser and the Funds’ third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; and (c) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and/or reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until March 31, 2018.

GOLDMAN SACHS ETF TRUST

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited)

Background

The Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (the “Fund”) is an investment portfolio of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until March 31, 2018 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on March 14-15, 2017 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(l)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(m)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

GOLDMAN SACHS ETF TRUST

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund is a passively-managed ETF that seeks to track a proprietary index created by the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Fund. The Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies and its expertise in developing “smart beta” products. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the total return of the Fund to the performance of its proprietary index, a comparable market capitalization-weighted reference index, and a separate account composite with a comparable investment strategy. The information regarding the Fund’s investment performance was provided from inception through September 30, 2016. The Trustees observed that the Fund’s investment performance was consistent with the investment objective of tracking its proprietary index.

Costs of Services Provided and Profitability

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as an ETF. The Trustees noted that no license fees would be payable to the Investment Adviser by the Fund for use of the index created by the Investment Adviser. The Trustees also reviewed the Fund’s total operating expense ratio (both gross and net of expense limitations). They compared the Fund’s fees and expenses to similar information for comparable ETFs advised by other, unaffiliated investment management firms. In particular, the Trustees referred to a summary comparing the Fund’s management fees and net expense ratios to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level and acknowledged the permanent expense limitation agreement in place. The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization had audited the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

GOLDMAN SACHS ETF TRUST

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

Economies of Scale

The Trustees noted that the Fund does not have management fee breakpoints. The Trustees considered information previously provided regarding the amounts of assets in the Fund, the Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates. The Trustees recognized that if the assets of the Fund increase over time, the Fund and its shareholders could realize economies of scale as certain Fund expenses, such as certain fixed fees, become a smaller percentage of overall assets.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (d) the possibility that the working relationship between the Investment Adviser and the Fund’s third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; and (c) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fee paid by the Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued until March 31, 2018.

GOLDMAN SACHS ETF TRUST

Trustees and Officers (Unaudited) Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Caroline Dorsa Age: 58	Trustee	Since 2016

Ms. Dorsa is retired. She was formerly Executive Vice President and Chief Financial Officer, Public Service Enterprise Group, Inc. (a generation and energy services company) (2009-2015); Senior Vice President, Merck & Co, Inc. (a pharmaceutical company) (2008-2009 and 1987-2007); Senior Vice President and Chief Financial Officer, Gilead Sciences, Inc. (a pharmaceutical company) (2007-2008); and Senior Vice President and Chief Financial Officer, Avaya, Inc. (a technology company) (2007).

Trustee — Goldman Sachs ETF Trust; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

				21	Biogen Inc. (a biotechnology company); Intellia Therapeutics Inc. (a gene-editing company); Illumina, Inc. (a life sciences company)
Linda A. Lang Age: 59	Trustee	Since 2016	Ms. Lang is retired. She is Chair of the Board of Directors (2016-present), and Member of the Board of Directors, WD-40 Company (2004-Present); and was formerly Chairman and Chief Executive Officer (2005-2014); and Director, President and Chief Operating Officer, Jack in the Box, Inc. (a restaurant company) (2003-2005). Trustee — Goldman Sachs ETF Trust; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.	21	WD-40 Company (a global consumer products company)
Michael Latham Age: 51	Trustee	Since 2015	Mr. Latham is retired. Formerly, he held senior management positions with the iShares exchange-traded fund business, including Chairman (2011-2014); Global Head (2010-2011); U.S. Head (2007-2010); and Chief Operating Officer (2003-2007). Trustee — Goldman Sachs ETF Trust; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.	21	None
Lawrence W. Stranghoener Age: 63	Chairman of the Board of Trustees	Trustee Since 2015; Chairman Since 2017	Mr. Stranghoener is retired. He is Chairman of the Board of Directors, Kennametal, Inc. (2003-Present); Director, Aleris Corporation and Aleris International, Inc. (2011-Present); and was formerly Interim Chief Executive Officer (2014); and Executive Vice President and Chief Financial Officer (2004-2014, Mosaic Company (a fertilizer manufacturing company). Trustee — Goldman Sachs ETF Trust; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.	21	Kennametal Inc. (a global manufacturer and distributor of tooling and industrial materials)

Interested Trustee*

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
James A. McNamara Age: 54	Trustee and President	Since 2014	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President and Trustee — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.	142	None

*	This person is considered to be an “Interested Trustee” because he holds a position with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. The Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Caroline L. Kraus. Information is provided as of August 31, 2017.
[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns, retires or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; or (c) the termination of the Trust.
[3]	The Goldman Sachs Fund Complex includes certain other companies listed above for each respective Trustee. As of August 31, 2017, Goldman Sachs ETF Trust consisted of 19 portfolios (eight of which offered shares to the public); Goldman Sachs Trust consisted of 90 portfolios (88 of which offered shares to the public); Goldman Sachs Variable Insurance Trust consisted of 14 portfolios; Goldman Sachs Trust II consisted of 17 portfolios (16 of which offered shares to the public); and Goldman Sachs MLP Income Opportunities Fund and Goldman Sachs MLP and Energy Renaissance Fund each consisted of one portfolio.
[4]	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-526-7384.

GOLDMAN SACHS ETF TRUST

Trustees and Officers (Unaudited) (continued)

Officers of the Trust*

Name, Address and Age[1]	Positions Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
James A. McNamara 200 West Street New York, NY 10282 Age: 54	Trustee and President	Since 2014

Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President and Trustee — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

Caroline L. Kraus 200 West Street New York, NY 10282 Age: 40	Secretary	Since 2014

Managing Director, Goldman Sachs (January 2016 – Present); Vice President, Goldman Sachs (August 2006-December 2015); Associate General Counsel, Goldman Sachs (2012- Present); Assistant General Counsel, Goldman Sachs (August 2006-December 2011); and Associate, Weil, Gotshal & Manges, LLP (2002-2006).

Secretary — Goldman Sachs ETF Trust; Goldman Sachs Trust (previously Assistant Secretary (2012)); Goldman Sachs Variable Insurance Trust (previously Assistant Secretary (2012)); Goldman Sachs Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

Scott M. McHugh 200 West Street New York, NY 10282 Age: 45	Treasurer, Senior Vice President and Principal Financial Officer	Since 2014

Managing Director, Goldman Sachs (January 2016-Present); Vice President, Goldman Sachs (February 2007-December 2015); Assistant Treasurer of certain mutual funds administered by DWS Scudder (2005-2007); and Director (2005-2007), Vice President (2000-2005), and Assistant Vice President (1998-2000), Deutsche Asset Management or its predecessor (1998-2007).

Treasurer, Senior Vice President and Principal Financial Officer — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

Joseph F. DiMaria 30 Hudson Street Jersey City, NJ 07302 Age: 49	Assistant Treasurer and Principal Accounting Officer	Since 2017

Managing Director, Goldman Sachs (November 2015-Present) and Vice President – Mutual Fund Administration, Columbia Management Investment Advisers, LLC (May 2010-October 2015).

Assistant Treasurer and Principal Accounting Officer — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-621-2550.
[1]	Information is provided as of August 31, 2017.
[2]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Goldman Sachs ActiveBeta® ETFs — Tax Information (Unaudited)

From distributions paid during the year ended August 31, 2017, the total amount of income received by the ActiveBeta® Emerging Markets Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Japan Equity ETF and ActiveBeta® Europe Equity ETF from sources within foreign countries and possessions of the United States was $0.3616, $0.2421, $0.2785 and $0.7515 per share, respectively, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the ActiveBeta® Emerging Markets Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Japan Equity ETF and ActiveBeta® Europe Equity ETF was 94.26%, 92.30%, 85.86%, and 97.93%, respectively. The total amount of taxes paid by the ActiveBeta® Emerging Markets Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Japan Equity ETF and ActiveBeta® Europe Equity ETF to foreign countries was $0.0490, $0.0264, $0.0358, and $0.0967 per share, respectively.

For the year ended August 31, 2017, 94.37%, 95.69%, 99.70%, 89.91%, and 86.77% of the dividends paid from net investment company taxable income by the ActiveBeta® Emerging Markets Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Europe Equity ETF, ActiveBeta® U.S. Large Cap Equity ETF, and ActiveBeta® Japan Equity ETF, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the year ended August 31, 2017, 94.30% of the dividends paid from net investment company taxable income by the ActiveBeta® U.S. Large Cap Equity qualify for the dividends received deduction available to corporations.

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.21 trillion in assets under supervision as of June 30, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs TreasuryAccess 0-1 Year ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access High Yield Corporate Bond ETF

INDEX DISCLAIMERS

The MSCI Emerging Markets Index, MSCI Europe Index, MSCI World ex USA Index and MSCI Japan Index (the “MSCI Indices”) were used by GSAM as the reference universe for selection of the companies included in the Goldman Sachs ActiveBeta® Emerging Markets Equity Index, Goldman Sachs ActiveBeta® Europe Equity Index, Goldman Sachs ActiveBeta® International Equity Index and Goldman Sachs ActiveBeta® Japan Equity Index (the “ActiveBeta® Indices”), respectively. MSCI Inc. does not in any way sponsor, support, promote or endorse the ActiveBeta® Indices or the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, Goldman Sachs ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF or Goldman Sachs ActiveBeta® Japan Equity ETF (the “ActiveBeta® ETFs” or the “Funds”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the ActiveBeta® Indices. The MSCI Indices were provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Indices (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Indices, the ActiveBeta® ETFs or the ActiveBeta® Indices.

The Russell 2000® Index was used by Goldman Sachs Asset Management or its affiliate as the starting universe for selection of the companies included in the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index. Frank Russell Company (“RUSSELL”) does not in any way sponsor, support, promote or endorse the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index or the Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF. In no event shall any Russell Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the Russell 2000® Index or the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index.

The ActiveBeta® Indices are trademarks of Goldman Sachs Asset Management, L.P. and have been licensed for use by Goldman Sachs ETF Trust.

GOLDMAN SACHS ASSET MANAGEMENT, L.P., THE GOLDMAN SACHS GROUP, INC., AND GOLDMAN SACHS & CO. LLC (COLLECTIVELY, “GOLDMAN SACHS”) DOES NOT GUARANTEE NOR MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OR SHAREHOLDERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN A FUND PARTICULARLY OR THE ABILITY OF THE ACTIVEBETA® INDICES TO TRACK GENERAL MARKET PERFORMANCE. GOLDMAN SACHS, IN ITS CAPACITY AS THE INDEX PROVIDER OF THE ACTIVEBETA® INDICES, LICENSES CERTAIN TRADEMARKS AND TRADE NAMES TO THE FUNDS. GOLDMAN SACHS HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUNDS OR THE SHAREHOLDERS OF THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE ACTIVEBETA® INDICES. GOLDMAN SACHS OR ANY OF ITS AFFILIATES MAY HOLD LONG OR SHORT POSITIONS IN SECURITIES HELD BY A FUND OR IN RELATED DERIVATIVES.

GOLDMAN SACHS DOES NOT GUARANTEE THE ADEQUACY, TIMELINESS, ACCURACY AND/OR THE COMPLETENESS OF THE ACTIVEBETA® INDICES OR ANY DATA RELATED THERETO. GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN OR IN THE CALCULATION THEREOF. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE ACTIVEBETA® INDICES OR ANY DATA INCLUDED THEREIN AS TO THE RESULTS TO BE OBTAINED BY A FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE ACTIVEBETA® INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

TRUSTEES Lawrence W. Stranghoener, Chairman Caroline Dorsa Linda A. Lang Michael Latham James A. McNamara

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and

Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer and Principal

Accounting Officer

Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Qs. The Fund’s Form N-Qs are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of August 31, 2017 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

THIS MATERIAL IS FOR INFORMATIONAL PURPOSES ONLY AND IS PROVIDED SOLELY ON THE BASIS THAT IT WILL NOT CONSTITUTE INVESTMENT OR OTHER ADVICE OR A RECOMMENDATION RELATING TO ANY PERSON’S OR PLAN’S INVESTMENT OR OTHER DECISIONS, AND GOLDMAN SACHS IS NOT A FIDUCIARY OR ADVISOR WITH RESPECT TO ANY PERSON OR PLAN BY REASON OF PROVIDING THE MATERIAL OR CONTENT HEREIN INCLUDING UNDER THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 OR DEPARTMENT OF LABOR REGULATIONS. PLAN SPONSORS AND OTHER FIDUCIARIES SHOULD CONSIDER THEIR OWN CIRCUMSTANCES IN ASSESSING ANY POTENTIAL COURSE OF ACTION.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2017 Goldman Sachs. All rights reserved. 107364-TMPL-10/2017-630971 ACTBETAAR-17/GST549/22k

Goldman Sachs Funds

Annual Report	August 31, 2017

Goldman Sachs ETFs
Hedge Industry VIP ETF

Goldman Sachs Hedge Industry VIP ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

INVESTMENT PROCESS

Goldman Sachs Hedge Industry VIP ETF

Principal Investment Strategies

The Goldman Sachs Hedge Industry VIP ETF (the “Fund”) seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index. The Goldman Sachs Hedge Fund VIP IndexTM (the “Index”) is designed to deliver exposure to equity securities whose performance is expected to influence the long portfolios of hedge funds. Such equity securities are defined as those that appear most frequently among the top ten equity holdings of U.S. hedge fund managers that select their investments based upon fundamental analysis. Goldman Sachs Asset Management, L.P. (the “Index Provider”) is the provider of the Index, which is constructed in accordance with a rules-based methodology.

Hedge fund managers report their U.S. equity holdings, which are made public 45 days after the end of each calendar quarter. The Index is reconstituted and rebalanced on a quarterly basis once the information has been fully disseminated. The construction of the Index involves accessing the identifiers and share counts of U.S. equity holdings disclosed by hedge fund managers in their quarterly 13F filings with the Securities and Exchange Commission (“SEC”). The Index is constructed to then apply share prices at the time of data collection to the numbers of shares listed in each 13F disclosure filing to calculate the dollar market value of each reported position. U.S. hedge fund managers that select their investments based upon fundamental analysis are assumed to be U.S. hedge fund managers with no fewer than 10 and no more than 200 distinct U.S. equity positions, as reported in the hedge fund managers’ most recent Form 13F filings. Managers with less than $10 million of disclosed equity assets are excluded.

The equity positions are then ranked within each individual hedge fund manager’s portfolio by descending market value. The approximately 50 stocks that appear most frequently in the top10 holdings of this universe then become the Index constituents. Constituents are equal dollar-weighted at each rebalance. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

The Index does not include hedge funds (i.e., unlisted, privately offered funds) and is not designed to approximate the performance of any hedge fund manager, hedge fund or group of hedge fund managers or hedge funds. The Index should not be considered a hedge fund replication strategy. As of August 31, 2017, the Index consisted of 50 securities with a market capitalization range of between approximately $2.8 billion and $794.3 billion. The components of the Index may change over time. The percentage of the portfolio exposed to any asset class will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each asset class at all times.

1

INVESTMENT PROCESS

THE FUND IS NOT A HEDGE FUND AND DOES NOT INVEST IN HEDGE FUNDS.

* * *

At the end of the Reporting Period (i.e., November 1, 2016 through August 31, 2017), we continued to believe the most effective way to identify the most important positions of hedge fund managers is to know what equities they are holding. We also maintained conviction in our methodology for extracting these important positions — by obtaining information from quarterly 13F filings of hedge fund managers and identifying stocks that appear among top holdings the most frequently. Through an efficient implementation of our methodology, we believe investors are able to access top hedge fund long equity ideas and gain exposure to evolving U.S. market themes.

2

PORTFOLIO RESULTS

Goldman Sachs Hedge Industry VIP ETF

Investment Objective

The Goldman Sachs Hedge Industry VIP ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs Hedge Fund VIP IndexTM (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the period since its commencement of operations on November 1, 2016 through August 31, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 26.61% based on net asset value (“NAV”) and 29.18% based on market price.[1] The Index returned 27.14%, and the S&P 500 Index (Total Return, USD) (“S&P 500 Index”), a market-cap based index against which the performance of the Fund is measured, returned 19.18% during the same period.

The Fund had a NAV of $40.00 on the date of commencement of operations and ended the Reporting Period with a NAV of $50.46 per share. The Fund’s market price on August 31, 2017 was $50.48 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?[1]

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is designed to deliver exposure to equity securities whose performance is expected to influence the long portfolios of hedge funds. Such equity securities are defined as those that appear most frequently among the top ten equity holdings of U.S. hedge fund managers that select their investments based upon fundamental analysis. Goldman Sachs Asset Management, L.P. (the “Index Provider”) is the provider of the Index, which is constructed in accordance with a rules-based methodology. Hedge fund managers report their U.S. equity holdings, which are made public 45 days after the end of each calendar quarter. The Index is reconstituted and rebalanced on a quarterly basis once the information has been fully disseminated. The construction of the Index involves accessing the identifiers and share counts of U.S. equity holdings disclosed by hedge fund managers in the their quarterly 13F filings with the Securities and Exchange Commission (“SEC”). The Index is constructed to then apply share prices at the time of data collection to the numbers of shares listed in each 13F disclosure filing to calculate the dollar market value of each reported position. U.S. hedge fund managers that select their investments based upon fundamental analysis are assumed to be U.S. hedge fund managers with no fewer than 10 and more than 200 distinct U.S. equity positions, as reported in the hedge fund managers’ most recent Form 13F filings. Managers with less than $10 million of disclosed equity assets are excluded. The equity positions are then ranked within each individual hedge fund manager’s portfolio by descending market value. The approximately 50 stocks that appear most frequently in the top 10 holdings of this universe then become the Index constituents. Constituents are equal dollar-weighted at each rebalance. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index.

The Index’s performance is compared to that of the S&P 500 Index below. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based

[1]	The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from commencement of investment operations to the first day of secondary market trading to calculate the market price returns.

3

PORTFOLIO RESULTS

upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the S&P 500 Index.

The Index posted robust absolute gains, and the Index outperformed the S&P 500 Index during the Reporting Period. The Index also outperformed the S&P 500 Index during the Reporting Period, as measured by NAV.

Q	Which sectors contributed most positively to the Index’s relative performance during the Reporting Period, and which detracted most?

A	Index constituents in the information technology, consumer discretionary and consumer staples sectors contributed most positively to the Index’s results relative to the S&P 500 Index during the Reporting Period. Partially offsetting these positive contributors were Index constituents in industrials and real estate, the only two sectors that detracted from the Index’s results relative to the S&P 500 Index during the Reporting Period.

Q	Which individual stock positions contributed the most to the Index’s relative returns during the Reporting Period?

A	Relative to the S&P 500 Index, overweight positions in information technology company Alibaba Group Holding and consumer discretionary companies Liberty Broadband and Charter Communications contributed most positively (2.19%, 1.95% and 1.96% of Fund net assets as of 8/31/17, respectively). Each of these positions generated a robust double-digit gain during the Reporting Period.

Q	Which individual positions detracted from the Index’s results during the Reporting Period?

A	Relative to the S&P 500 Index, overweight positions in information technology company FleetCor Technologies, energy company Pioneer Natural Resources and health care company Valeant Pharmaceuticals International detracted most (2.00%, 0.00% and 0.00%[2] of Fund net assets as of 8/31/17, respectively). Each of these positions generated a double-digit negative return during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund does not employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

Q	What was the Fund’s sector positioning relative to the Index and the S&P 500 Index at the end of the Reporting Period?[3]

Sector Name	Fund	GS Hedge Fund VIP IndexTM	S&P 500 Index
Information Technology	36.80%	36.88%	23.51%
Consumer Discretionary	23.50	23.60	12.06
Financials	11.80	11.80	14.23
Health Care	9.95	10.03	14.66
Materials	4.03	4.07	2.90
Energy	3.95	3.98	5.67
Telecommunication Services	3.88	3.92	2.14
Industrials	3.69	3.72	10.10
Consumer Staples	2.00	2.01	8.48
Real Estate	0.00	0.00	2.98
Utilities	0.00	0.00	3.26
Cash	0.80	0.00	0.00

[3]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by S&P 500 Index.

[2]	Some weights are 0.00% at August 31, 2017 because those positions were eliminated during the most recent rebalance given the Index construction methodology.

4

FUND BASICS

Hedge Industry VIP ETF

as of August 31, 2017

FUND SNAPSHOT
As of August 31, 2017
Market Price[1]	$50.48
Net Asset Value (NAV)[1]	$50.46

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com.

PERFORMANCE REVIEW
November 1, 2016– August 31, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Goldman Sachs Hedge Fund VIP IndexTM3	S&P 500 Index®[4]
Shares	26.61%	29.18%	27.14%	19.18%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]	The Index is owned and maintained by the Index Provider. The Index is calculated by Solactive AG. The Index consists of the US-listed stocks whose performance is expected to influence the long portfolios of hedge funds. Those stocks are defined as the positions that appear most frequently among the top 10 long equity holdings within the portfolios of fundamentally-driven hedge fund managers. It is not possible to invest directly in an unmanaged index.

[4]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

5

FUND BASICS

EXPENSE RATIO[5]
Expense Ratio
Shares	0.45%

[5]	The expense ratio of the Fund is as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratio disclosed on the Financial Highlights in this report.

TOP TEN HOLDINGS AS OF 8/31/17[6]
Holding	% of Net Assets	Line of Business
Alibaba Group Holding Ltd. ADR	2.2%	Information Technology
Dell Technologies, Inc., Class V	2.2	Information Technology
Micron Technology, Inc.	2.2	Information Technology
Adient PLC	2.1	Consumer Discretionary
salesforce.com, Inc.	2.1	Information Technology
Autodesk, Inc.	2.1	Information Technology
Dow Chemical Co. (The)	2.1	Materials
Celgene Corp.	2.1	Health Care
PayPal Holdings, Inc.	2.1	Information Technology
eBay, Inc.	2.0	Information Technology

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

6

FUND BASICS

FUND SECTOR ALLOCATIONS[7]
As of August 31, 2017

[7]	The Fund’s composition may differ over time. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

7

Performance Summary

August 31, 2017

The following graph shows the value, as of August 31, 2017, of a $10,000 investment made on November 1, 2016 (commencement of operations) in Shares at NAV. For comparative purposes, the performance of the Fund’s underlying index and secondary underlying index, the Goldman Sachs Hedge Fund VIP Index™ and the S&P 500 Index (TR, unhedged, USD) are shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations may cause an investor’s shares to be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. In addition to the performance of constituents of the underlying index, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover and creation and redemption in-kind transactions.

Goldman Sachs Hedge Industry VIP ETF’s Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2016 through August 31, 2017.

Average Annual Total Return through August 31, 2017	Since Inception
Shares based on NAV (Commenced November 1, 2016)	26.61%*

*	Total return for periods of less than one year represents cumulative total return.

8

FUND BASICS

Index Definitions and Industry Terms

Alpha: The excess returns of a fund relative to the return of a benchmark index is the fund’s alpha.

The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices.

9

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

August 31, 2017

Shares	Description	Value
Common Stocks – 99.7%
Consumer Discretionary – 23.5%
13,518	Adient PLC	$955,452
913	Amazon.com, Inc.*	895,288
2,236	Charter Communications, Inc., Class A*	891,136
21,412	Comcast Corp., Class A	869,541
6,069	Expedia, Inc.	900,397
20,275	JD.com, Inc. ADR (China)*	849,725
8,702	Liberty Broadband Corp., Class C*	883,514
14,475	Liberty Ventures, Series A*	891,081
5,246	Netflix, Inc.*	916,529
14,195	Nexstar Media Group, Inc., Class A	854,539
478	Priceline Group, Inc. (The)*	885,294
8,771	Time Warner, Inc.	886,748

		10,679,244

Consumer Staples – 2.0%
4,551	Constellation Brands, Inc., Class A	910,655

Energy – 4.0%
35,887	Parsley Energy, Inc., Class A*	898,969
33,021	Rice Energy, Inc.*	903,455

		1,802,424

Financials – 11.8%
39,697	Ally Financial, Inc.	897,152
36,739	Bank of America Corp.	877,695
5,060	Berkshire Hathaway, Inc., Class B*	916,670
13,215	Citigroup, Inc.	899,016
9,701	JPMorgan Chase & Co.	881,724
16,979	Wells Fargo & Co.	867,117

		5,339,374

Health Care – 10.0%
3,856	Allergan PLC	884,875
4,691	Anthem, Inc.	919,623
6,748	Celgene Corp.*	937,500
2,796	CR Bard, Inc.	896,985
9,682	VCA, Inc.*	900,039

		4,539,022

Industrials – 3.7%
17,918	Delta Air Lines, Inc.	845,550
3,219	TransDigm Group, Inc.	839,065

		1,684,615

Information Technology – 36.8%
5,802	Alibaba Group Holding Ltd. ADR (China)*	996,435
955	Alphabet, Inc., Class A*	912,254
5,613	Apple, Inc.	920,532
8,239	Autodesk, Inc.*	943,036
4,011	Baidu, Inc. ADR (China)*	914,709
3,576	Broadcom Ltd.	901,402
12,490	Cognizant Technology Solutions Corp., Class A	883,917
13,243	Dell Technologies, Inc., Class V*	992,298
10,653	DXC Technology Co.	905,505
25,487	eBay, Inc.*	920,845

5,255	Facebook, Inc., Class A*	903,702
6,327	FleetCor Technologies, Inc.*	909,633
30,683	Micron Technology, Inc.*	980,936
12,192	Microsoft Corp.	911,596
7,974	NXP Semiconductors NV (Netherlands)*	900,743
15,192	PayPal Holdings, Inc.*	937,043
9,941	salesforce.com, Inc.*	949,266
8,807	Visa, Inc., Class A	911,701

		16,695,553

Materials – 4.0%
14,149	Dow Chemical Co. (The)	943,031
7,658	Monsanto Co.	897,518

		1,840,549

Telecommunication Services – 3.9%
15,843	Level 3 Communications, Inc.*	862,334
14,066	T-Mobile US, Inc.*	910,211

		1,772,545

TOTAL INVESTMENTS – 99.7%
(Cost $41,574,024)		$45,263,981

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		145,529

NET ASSETS – 100.0%		$45,409,510

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Statement of Assets and Liabilities

August 31, 2017

Hedge Industry VIP ETF
Assets:
Investments at value (cost $41,574,024)	$45,263,981
Cash	54,523
Receivables:
Dividends	106,164
Total assets	45,424,668

Liabilities:
Payables:
Management fees	15,158
Total liabilities	15,158

Net Assets:
Paid-in capital	41,931,095
Undistributed net investment income	104,370
Accumulated net realized loss	(315,912)
Net unrealized gain	3,689,957
NET ASSETS	$45,409,510
SHARES ISSUED AND OUTSTANDING
Shares outstanding no par value (unlimited shares authorized):	900,000
Net asset value per share:	$50.46

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Statement of Operations

For the period ended August 31, 2017(1)

Hedge Industry VIP ETF
Investment income:
Dividends	$322,051
Total investment income	322,051

Expenses:
Management fees	83,836
Trustee fees	28,189
Total expenses	112,025
NET INVESTMENT INCOME	210,026

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments	(377,332)
In-kind redemptions	3,471,016
Net unrealized gain on:
Investments	3,689,957
Net realized and unrealized gain	6,783,641
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,993,667

(1)	For the period November 1, 2016 (commencement of operations) through August 31, 2017.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Statement of Changes in Net Assets

For the period ended August 31, 2017(1)

Hedge Industry VIP ETF
From operations:
Net investment income	$210,026
Net realized gain	3,093,684
Net change in unrealized gain	3,689,957
Net increase in net assets resulting from operations	6,993,667

Distributions to shareholders:
From net investment income	(105,656)
Total distributions to shareholders	(105,656)

From share transactions:
Proceeds from sales of shares	68,761,793
Cost of shares redeemed	(30,240,294)
Net increase in net assets resulting from share transactions	38,521,499
TOTAL INCREASE	45,409,510

Net assets:
Beginning of period	$—
End of period	$45,409,510
Undistributed net investment income	$104,370

(1)	For the period November 1, 2016 (commencement of operations) through August 31, 2017.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout The Period

Hedge Industry VIP ETF*
Per Share Operating Performance:
Net asset value, beginning of period	$40.00
Net investment income(a)(b)	0.32
Net realized and unrealized gain	10.31
Total gain from investment operations	10.63
Distributions to shareholders from net investment income	(0.17)
Net asset value, end of period	$50.46
Market price, end of period	$50.48
Total Return at Net Asset Value(c)	26.61%
Net assets, end of period (in 000’s)	$45,410
Ratio of total expenses to average net assets(d)	0.45%
Ratio of net investment income to average net assets(d)	0.84%
Portfolio turnover rate(e)	116%

*	For the period November 1, 2016 (commencement of operations) to August 31, 2017.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-reoccuring special dividends which amounted to $0.11 per share and 0.24% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements

August 31, 2017

1. ORGANIZATION

Goldman Sachs Hedge Industry VIP ETF (the “Fund”) is a series of the Goldman Sachs ETF Trust (the “Trust”) which is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009.

The investment objective of the Fund is to provide investment results that closely correspond to the performance of the Goldman Sachs Hedge Fund VIP Index™ (the “Index”).

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.) (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. The Fund is an exchange-traded fund (“ETF”). Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems shares at its respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Hedge Industry VIP ETF	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

15

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Fund is maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

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GOLDMAN SACHS ETF TRUST

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. At August 31, 2017 the Fund did not hold level 3 securities.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of August 31, 2017:

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,760,869	$—	$—
Europe	900,743	—	—
North America	41,602,369	—	—
Total	$45,263,981	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table.

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

The Fund operates under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Fund directly pays fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

For the fiscal year ended August 31, 2017, the unitary management fee with GSAM was 0.45%.

B.  Distribution and Service (12b-1) Plans — The Trust, on behalf of the Fund, has adopted a Distribution and Service Plan (the “Plan”), subject to Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay distribution fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to

17

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

5. CREATION AND REDEMPTION OF CREATION UNITS

0.25% of its average daily net assets each year. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees.

The Trust issues and redeems shares of the Fund only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Fund may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the Fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statement of Changes in Net Assets.

Share activity is as follows:

	Hedge Industry VIP ETF
	Shares	Dollars
Fund Share Activity (1)
Shares Sold	1,550,000	$68,761,740
Shares Redeemed	(650,000)	(30,240,294)
NET INCREASE IN SHARES	900,000	$38,521,446

(1)	For the period November 1, 2016 (commencement of operations) through August 31, 2017

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended August 31, 2017, were as follows:

Fund	Purchases	Sales
Hedge Industry VIP ETF	$35,680,832	$34,787,081

The purchases and sales from in-kind creation and redemption transactions for the fiscal year ended August 31, 2017, were as follows:

Fund	Purchases	Sales
Hedge Industry VIP ETF	$67,750,993	$30,161,342

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GOLDMAN SACHS ETF TRUST

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2017 was as follows:

Hedge Industry VIP
Distributions paid from:
Ordinary Income	$105,656
Total taxable distributions	$105,656

As of August 31, 2017, the components of accumulated earnings (losses) on a tax-basis were as follows:

Hedge Industry VIP
Undistributed ordinary income — net	$104,370
Total undistributed earnings	$104,370
Timing differences (Post-October Capital Loss Deferral)	$(179,228)
Unrealized gains (losses) — net	$3,553,273
Total accumulated earnings (losses) net	$3,478,415

As of August 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Hedge Industry VIP
Tax Cost	$41,710,708
Gross unrealized gain	3,690,831
Gross unrealized loss	(137,558)
Net unrealized gains (losses) on securities	$3,553,273

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the NAV of the Fund and result primarily from Redemptions In-Kind.

Fund	Paid-in Capital	Accumulated Net Realized Gain (Loss)
Hedge Industry VIP	$3,409,596	$(3,409,596)

GSAM has reviewed the Fund’s tax positions for all open tax years (the current year) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

19

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

8. OTHER RISKS

The Fund’s portfolio’s risks include, but are not limited to, the following:

Index Risk — GSAM (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. The Index is new and has a limited performance history. Errors in index data, index computation or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of the Index. The performance of the Fund may diverge from that of the Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

20

GOLDMAN SACHS ETF TRUST

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

21

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs ETF Trust and Shareholders of the

Goldman Sachs Hedge Industry VIP ETF:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Goldman Sachs Hedge Industry VIP ETF (the “Fund”), a fund of the Goldman Sachs ETF Trust, as of August 31, 2017, and the results of its operations, the changes in its net assets and the financial highlights for the period November 1, 2016 (commencement of operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2017

22

GOLDMAN SACHS ETF TRUST

Fund Expenses — Six Months Ended 8/31/2017 (Unaudited)

As a shareholder you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period from March 1, 2017 and held for the six months ended August 31, 2017, which represents a period of 184 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Hedge Industry VIP ETF
	Beginning Account Value 3/1/17	Ending Account Value 8/31/2017		Expenses Paid*
Actual based on NAV	$1,000	$1,114.90		$2.40
Hypothetical 5% return	$1,000	$1,022.94	+	$2.29

*	Expenses for the Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended August 31, 2017. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratio for the period is as follows:

Fund
Hedge Industry VIP ETF	0.45%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

23

GOLDMAN SACHS ETF TRUST

Trustees and Officers (Unaudited) Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Caroline Dorsa Age: 58	Trustee	Since 2016

Ms. Dorsa is retired. She was formerly Executive Vice President and Chief Financial Officer, Public Service Enterprise Group, Inc. (a generation and energy services company) (2009-2015); Senior Vice President, Merck & Co, Inc. (a pharmaceutical company) (2008-2009 and 1987-2007); Senior Vice President and Chief Financial Officer, Gilead Sciences, Inc. (a pharmaceutical company) (2007-2008); and Senior Vice President and Chief Financial Officer, Avaya, Inc. (a technology company) (2007).

Trustee — Goldman Sachs ETF Trust; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

				21	Biogen Inc. (a biotechnology company); Intellia Therapeutics Inc. (a gene-editing company); Illumina, Inc. (a life sciences company)
Linda A. Lang Age: 59	Trustee	Since 2016

Ms. Lang is retired. She is Chair of the Board of Directors (2016-Present); and Member of the Board of Directors, WD-40 Company (2004-Present); and was formerly Chairman and Chief Executive Officer (2005-2014); and Director, President and Chief Operating Officer, Jack in the Box, Inc. (a restaurant company) (2003-2005). Previously, Ms. Lang served as an Advisory Board Member of Goldman Sachs MLP Income Opportunities Fund and Goldman Sachs MLP and Energy Renaissance Fund (February 2016-March 2016).

Trustee — Goldman Sachs ETF Trust; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

				21	WD-40 Company (a global consumer products company)

24

GOLDMAN SACHS ETF TRUST

Trustees and Officers (Unaudited) (continued) Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Michael Latham Age: 51	Trustee	Since 2015	Mr. Latham is retired. Formerly, he held senior management positions with the iShares exchange-traded fund business, including Chairman (2011-2014); Global Head (2010-2011); U.S. Head (2007-2010); and Chief Operating Officer (2003-2007). Trustee — Goldman Sachs ETF Trust; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.	21	None
Lawrence W. Stranghoener Age: 63	Trustee and Chairman	Trustee since 2015; Chairman since 2017	Mr. Stranghoener is retired. He is Chairman of the Board of Directors, Kennametal, Inc. (2003-Present); Director, Aleris Corporation and Aleris International, Inc. (a producer of aluminum rolled products) (2011-Present); and was formerly Interim Chief Executive Officer (2014); and Executive Vice President and Chief Financial Officer (2004-2014), Mosaic Company (a fertilizer manufacturing company). Chairman of the Board of Trustees — Goldman Sachs ETF Trust; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.	21	Kennametal Inc. (a global manufacturer and distributor of tooling and industrial materials)

25

GOLDMAN SACHS ETF TRUST

Trustees and Officers (Unaudited) (continued) Interested Trustee*

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
James A. McNamara Age: 54	Trustee and President	Since 2014	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993- April 1998). President and Trustee — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.	142	None

*	This person is considered to be an “Interested Trustee” because he holds a position with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. The Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Caroline L. Kraus. Information is provided as of August 31, 2017.
[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns, retires or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; or (c) the termination of the Trust.
[3]	The Goldman Sachs Fund Complex includes certain other companies listed above for each respective Trustee. As of August 31, 2017, Goldman Sachs ETF Trust consisted of 19 portfolios (eight of which offered shares to the public); Goldman Sachs Trust consisted of 90 portfolios (88 of which offered shares to the public); Goldman Sachs Variable Insurance Trust consisted of 14 portfolios; Goldman Sachs Trust II consisted of 17 portfolios (16 of which offered shares to the public); and Goldman Sachs MLP Income Opportunities Fund, and Goldman Sachs MLP and Energy Renaissance Fund each consisted of one portfolio.
[4]	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Fund’s Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-526-7384.

26

GOLDMAN SACHS ETF TRUST

Trustees and Officers (Unaudited) (continued) Officers of the Trust*

Name, Address and Age[1]	Positions Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
James A. McNamara 200 West Street New York, NY 10282 Age: 54	Trustee and President	Since 2014

Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President and Trustee — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

Caroline L. Kraus 200 West Street New York, NY 10282 Age: 40	Secretary	Since 2014

Managing Director, Goldman Sachs (January 2016-Present); Vice President, Goldman Sachs (August 2006-December 2015); Associate General Counsel, Goldman Sachs (2012- Present); Assistant General Counsel, Goldman Sachs (August 2006-December 2011); and Associate, Weil, Gotshal & Manges, LLP (2002-2006).

Secretary — Goldman Sachs ETF Trust; Goldman Sachs Trust (previously Assistant Secretary (2012)); Goldman Sachs Variable Insurance Trust (previously Assistant Secretary (2012)); Goldman Sachs Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

Scott M. McHugh 200 West Street New York, NY 10282 Age: 45	Treasurer, Senior Vice President and Principal Financial Officer	Since 2014

Managing Director, Goldman Sachs (January 2016-Present); Vice President, Goldman Sachs (February 2007-December 2015); Assistant Treasurer of certain mutual funds administered by DWS Scudder (2005-2007); and Director (2005-2007), Vice President (2000-2005), and Assistant Vice President (1998-2000), Deutsche Asset Management or its predecessor (1998-2007).

Treasurer, Senior Vice President and Principal Financial Officer — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

Joseph F. DiMaria 30 Hudson Street Jersey City, NJ 07302 Age: 49	Assistant Treasurer and Principal Accounting Officer	Since 2017

Managing Director, Goldman Sachs (November 2015-Present) and Vice President — Mutual Fund Administration, Columbia Management Investment Advisers, LLC (May 2010-October 2015).

Assistant Treasurer and Principal Accounting Officer — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Fund’s Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-621-2550.
[1]	Information is provided as of August 31, 2017.
[2]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

27

GOLDMAN SACHS ETF TRUST

Goldman Sachs Hedge Industry VIP ETF — Tax Information (Unaudited)

For the year ended August 31, 2017, 100% of the dividends paid from net investment company taxable income by the Goldman Sachs Hedge Industry VIP ETF qualify for the dividends received deduction available to corporations.

For the year ended August 31, 2017, 100% of the dividends paid from net investment company taxable income by the Goldman Sachs Hedge Industry VIP ETF qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

28

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.21 trillion in assets under supervision as of June 30, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC. subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs TreasuryAccess 0-1 Year ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access High Yield Corporate Bond ETF

INDEX DISCLAIMER

GOLDMAN SACHS ASSET MANAGEMENT, L.P., THE GOLDMAN SACHS GROUP, INC., AND GOLDMAN SACHS & CO. LLC. (COLLECTIVELY, “GOLDMAN SACHS”) DOES NOT GUARANTEE NOR MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OR SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE INDEX TO TRACK GENERAL MARKET PERFORMANCE. GOLDMAN SACHS, IN ITS CAPACITY AS THE INDEX PROVIDER OF THE INDEX, LICENSES CERTAIN TRADEMARKS AND TRADE NAMES TO THE FUND. GOLDMAN SACHS HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUND OR THE SHAREHOLDERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE INDEX. GOLDMAN SACHS OR ANY OF ITS AFFILIATES MAY HOLD LONG OR SHORT POSITIONS IN SECURITIES HELD BY THE FUND OR IN RELATED DERIVATIVES GOLDMAN SACHS DOES NOT GUARANTEE THE ADEQUACY, TIMELINESS, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO. GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN OR IN THE CALCULATION THEREOF. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN AS TO THE RESULTS TO BE OBTAINED BY THE FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

TRUSTEES Lawrence W. Stranghoener, Chairman Caroline Dorsa Linda A. Lang Michael Latham James A. McNamara

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer and Principal Accounting Officer

Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Fund’s Form N-Qs are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-621-2550. Fund holdings and allocations shown are as of August 31, 2017 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns.

The Fund is recently organized and has limited operating history.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

THIS MATERIAL IS FOR INFORMATIONAL PURPOSES ONLY AND IS PROVIDED SOLELY ON THE BASIS THAT IT WILL NOT CONSTITUTE INVESTMENT OR OTHER ADVICE OR A RECOMMENDATION RELATING TO ANY PERSON’S OR PLAN’S INVESTMENT OR OTHER DECISIONS, AND GOLDMAN SACHS IS NOT A FIDUCIARY OR ADVISOR WITH RESPECT TO ANY PERSON OR PLAN BY REASON OF PROVIDING THE MATERIAL OR CONTENT HEREIN INCLUDING UNDER THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 OR DEPARTMENT OF LABOR REGULATIONS. PLAN SPONSORS AND OTHER FIDUCIARIES SHOULD CONSIDER THEIR OWN CIRCUMSTANCES IN ASSESSING ANY POTENTIAL COURSE OF ACTION.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

ActiveBeta® is a registered trademark of GSAM.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

©2017 Goldman Sachs. All rights reserved. 107210-TMPL-10/2017-630956 HEDVIPETFAR-17/GST550/851

Goldman Sachs Funds

Annual Report	August 31, 2017

Goldman Sachs ETFs
TreasuryAccess 0-1 Year ETF

Goldman Sachs TreasuryAccess 0-1 Year ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

INVESTMENT PROCESS & MARKET REVIEW

Goldman Sachs TreasuryAccess 0-1 Year ETF

Principal Investment Strategies

The Goldman Sachs TreasuryAccess 0-1 Year ETF (the “Fund”) seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. The Citi US Treasury 0-1 Year Composite Select Index (the “Index”) is designed to measure the performance of U.S. Treasury Obligations with a maximum remaining maturity of 12 months. “U.S. Treasury Obligations” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. U.S. Treasury Obligations include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds. As of August 31, 2017, there were 72 issues in the Index and the Index had a weighted average maturity of 0.29 years. The Index includes publicly-issued U.S. Treasury Obligations that have a minimum remaining maturity of 1 month and a maximum remaining maturity of 12 months at the time of rebalance and that have a minimum issue size of $5 billion. In addition, the securities in the Index must be non-convertible and denominated in U.S. dollars. The Index excludes certain special issues, such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. 10-year and 30-year U.S. Treasury bonds are not eligible for inclusion in the Index. The Index is rebalanced monthly on the last day of the month.

Goldman Sachs Asset Management, L.P. (“the Investment Adviser”) uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.

The Index is sponsored by FTSE Fixed Income LLC1 (“FTSE” or the “Index Provider”), which is not affiliated with the Fund or the Investment Adviser. The Index is market capitalization-weighted and the securities in the Index are updated on the last business day of each month. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

THE FUND IS NOT A MONEY MARKET FUND AND DOES NOT ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE.

* * *

At the end of the Reporting Period (i.e., September 6, 2016 through August 31, 2017), we expected ongoing improvements in the U.S. economy, particularly in the labor market, to warrant one further interest rate hike by the Federal Reserve (the “Fed”) by year-end 2017, providing financial conditions do not tighten materially and core inflation rises. More specifically, we anticipated one further interest rate hike by the Fed in December 2017 as well as the beginning of its balance sheet normalization during the fourth quarter of 2017. Elsewhere, we believe central banks in Europe and Japan may scale back quantitative easing due to scarcity of assets but to maintain low interest rates amid subdued inflation outlooks. Indeed, we maintain our belief for the European Central Bank (“ECB”) to reduce its asset

[1]	Prior to September 14, 2017, the Index was sponsored by Citigroup Index LLC.

1

INVESTMENT PROCESS & MARKET REVIEW

purchases from January 2018 and for its interest rates to remain on hold for the remainder of 2017 and 2018. We see an increased likelihood of a tapering announcement from the ECB in September 2017 with the implication being potential further increases in London Interbank Offered Rate (“LIBOR”) and European rates at the short-term end of the yield curve, or spectrum of maturities. We believe monetary policy is likely to remain on hold in the U.K., providing inflation expectations do not rise materially, and we see little scope for a near-term interest rate hike in Canada given recent weakness in its inflation data.

While we appreciate that policymakers may use speeches and press conferences to shape expectations of future decisions, we believe policymaker comments made during the Reporting Period were more balanced than headlines suggested.

2

PORTFOLIO RESULTS

Goldman Sachs TreasuryAccess 0-1 Year ETF

Investment Objective

The Goldman Sachs TreasuryAccess 0-1 Year ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Citi US Treasury 0-1 Year Composite Select Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the period since its commencement of operations on September 6, 2016 through August 31, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 0.53% based on net asset value (“NAV”) and 0.53% based on market price.[1] The Index returned 0.64% during the same period.

The Fund had a NAV of $100.00 on the commencement of operations and ended the Reporting Period with a NAV of $100.10 per share. The Fund’s market price on August 31, 2017 was $100.10 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is designed to measure the performance of U.S. Treasury Obligations with a maximum remaining maturity of 12 months. “U.S. Treasury Obligations” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. U.S. Treasury Obligations include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds. The Index is sponsored by FTSE Fixed Income LLC (“FTSE” or the “Index Provider”), which is not affiliated with the Fund or the Investment Adviser. The Index is market capitalization-weighted and the securities in the Index are updated on the last business day of each month.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

During the Reporting Period, the Fund posted positive absolute returns that closely tracked those of the Index, as measured by NAV. The Fund is passively managed to the Index and aims to minimize tracking error to the Index.

During the first half of the Reporting Period, it appeared to us that the Republican presidential election victory marked an important regime change in monetary, fiscal and regulatory policies. Consensus expectations for the U.S. policies mix shifted to one that included a faster pace of tightening monetary policies following several years of accommodation as well as increased fiscal stimulus and a potentially looser regulatory agenda. Since the election in early November 2016 through the end of February 2017, global interest rates rose, equity markets rallied and the U.S. dollar strengthened compared to both major developed and emerging market currencies. The U.S. Treasury money market yield curve, or spectrum of maturities, steepened on the heels of a post-election sell-off, as the market began pricing in higher inflation as a result of greater anticipated fiscal spending. (A steeper yield curve is one wherein the differential in yields between shorter-term and longer-term maturities increases.)

[1]	The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from commencement of operations to the first day of secondary market trading to calculate the market price returns.

3

PORTFOLIO RESULTS

In December 2016, the U.S. Federal Reserve (the “Fed”) raised interest rates for only the second time since the global financial crisis, which drove further increases in the U.S. dollar and U.S. Treasury yields, with particularly notable increases in shorter-dated bonds. Policymakers revised interest rate projections, signaling a steeper trajectory of interest rates, with three interest rate hikes implied in 2017. The Fed noted that it believed the December 2016 interest rate hike was warranted given “realized and expected labor market conditions and inflation.” Strong U.S. economic data year-to-date through February 28, 2017 and hawkish comments from U.S. Fed officials raised expectations for an interest rate hike at the Fed’s next meeting in March 2017. (Hawkish tends to suggest higher interest rates; opposite of dovish.)

During the second half of the Reporting Period, the Fed raised interest rates twice more — in March and June 2017 and began a discussion of balance sheet normalization. (Balance sheet normalization refers to the steps the Fed will take to reverse quantitative easing and remove the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007.)

U.S. Treasury yields moved higher as the Fed proceeded to raise the target range of the federal funds rate to a range of 1.00% to 1.25% in June 2017, citing ongoing strength in the labor market and a pickup in household spending and business fixed investment. Central banks in the U.K., Europe and Japan kept their respective monetary policies unchanged, but the possibility of tapering by the European Central Bank (“ECB”) and U.K. parliamentary elections were additional factors that influenced the short-term end of the U.S. Treasury market during these months.

On the economic data front, U.S. indicators surprised to the downside toward the end of the Reporting Period but remained at relatively robust levels. Unemployment had declined to 4.3%, which is below the Fed’s estimate of the structural rate, and second quarter 2017 U.S. Gross Domestic Product (“GDP”) growth expectations exceeded 2% on an annualized basis. That said, core personal consumption expenditures remained below the Fed’s 2% target, and U.S. core inflation similarly weakened, casting uncertainty over the pace of monetary tightening going forward. Nonetheless, comments included in the Fed’s minutes from its May and June 2017 meetings suggested to many that a policy announcement concerning a change in its reinvestment policy may occur sooner than the consensus had previously anticipated.

At the Fed’s Jackson Hole Economic Policy Symposium held in late August 2017, Fed Chair Janet Yellen said, “In light of the continued solid performance of the labor market and our outlook for economic activity and inflation, I believe the case for an increase in the federal funds rate has strengthened in recent months.” Further, the Fed released a detailed addendum to its policy statement with specifics around its plan to taper reinvestment of its balance sheet. The plan is to begin, some time in 2017, with a rundown no greater than $10 billion per month between mortgage-backed securities and U.S. Treasuries, with that total rising steadily over the course of one year.

Separately, there were concerns about the U.S. debt ceiling during much of the Reporting Period. We observed accelerated bill pay-downs ahead of the mid-March 2017 debt ceiling deadline. The significant reduction in U.S. Treasury bill supply suppressed short-term U.S. Treasury bill rates.

Additionally, consensus expectations for a tapering announcement in Europe in September 2017 moved from possible to more than probable. ECB President Mario Draghi made a cautious reference to a tapering of its quantitative easing, saying an adjustment in the ECB’s “policy instruments” alongside the ongoing economic recovery would imply a constant rather than tighter policy stance. The market reacted in a hawkish manner, with the euro appreciating and German government bond yields rising.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund does not employ derivatives.

4

PORTFOLIO RESULTS

Q	What was the Fund’s weighted average duration, weighted average maturity, weighted average coupon and 30-day standardized yield at the end of the Reporting Period?[2]

A	The Fund had a weighted average duration of 0.39 years, a weighted average maturity of 0.39 years and a weighted average coupon of 0.64% as of August 31, 2017. The 30-day standardized yield of the Fund at the end of the Reporting Period was 0.96%.

Q	What was the Fund’s positioning relative to the Index at the end of the Reporting Period?[3]

A	The Fund, consistent with the Index, was 100% invested in U.S. Treasury securities at the end of the Reporting Period.

[2]	Duration is a time measure of a bond’s interest-rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond’s price. (A bond’s cash flows consist of coupon payments and repayment of capital.)

A	bond’s duration will almost always be shorter than its maturity, with the exception of zero-coupon bonds, for which maturity and duration are equal. Weighted average duration is a measure of the duration for the securities in the portfolio overall. Weighted average maturity (“WAM”) is the weighted average amount of time until the debt securities in a portfolio mature, or the weighted average of the remaining terms to maturity of the debt securities within a portfolio. The higher the WAM, the longer it takes for all of the bonds in the portfolio to mature, and WAM is used to manage debt portfolios and to assess the performance of debt portfolio managers. Coupons are fixed percentages paid out on a fixed income security on an annual basis. Weighted average coupon is calculated by weighting the coupon of each debt security by its relative size in the portfolio. The method of calculation of the 30-Day Standardized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price per share on the last day of the period. This number is then annualized.

[3]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Citi US Treasury 0-1 Year Composite Select Index.

5

PORTFOLIO RESULTS

After the close of the Reporting Period, on October 2, 2017, the Fund will be managed by the Fixed Income ETF Portfolio Management Team of Goldman Sachs Asset Management, L.P. As such, effective that date, Joshua Kruk and Jason Singer will serve as portfolio managers for the Fund. Joshua Kruk is a Managing Director in the Global Fixed Income Team. Jason Singer is a Managing Director and senior portfolio manager in the Global Fixed Income Team. David Fishman will remain as a portfolio manager for the Fund. Effective the same date, Raj Garigipati and Jamie McGregor will no longer serve as portfolio managers of the Fund.

6

FUND BASICS

TreasuryAccess 0-1 Year ETF

as of August 31, 2017

FUND SNAPSHOT
As of August 31, 2017
Market Price[1]	$100.10
Net Asset Value (NAV)[1]	$100.10

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com.

PERFORMANCE REVIEW
September 6, 2016– August 31, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Citi US Treasury 0-1 Year Composite Select Index[3]
Shares	0.53%	0.53%	0.64%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]	The Index is designed to measure the performance of U.S. Treasury Obligations with a maximum remaining maturity of 12 months. “U.S. Treasury Obligations” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. U.S. Treasury Obligations include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds. The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Index is determined, composed and calculated by FTSE without regard to the Fund. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

7

FUND BASICS

30-DAY STANDARDIZED SUBSIDIZED YIELD[4]
30-Day Standardized Yield[4]
Shares	0.96%

[4]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

30-DAY STANDARDIZED UNSUBSIDIZED YIELD[5]
30-Day Standardized Yield
Shares	0.94%

[5]	The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/ or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30- Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

EXPENSE RATIO[6]
	Net Expense Ratio (Current)[7]	Gross Expense Ratio (Before Waivers)
Shares	0.12%	0.14%

[6]	The expense ratio of the Fund is as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed on the Financial Highlights in this report.

[7]	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.12% as an annual percentage rate of average daily net assets of the Fund. This arrangement will remain in effect through at least July 31, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

TOP TEN HOLDINGS AS OF 8/31/17[8]
Holding	Maturity Date	% of Net Assets
U.S. Treasury Bill, Series 1, 1.03%	11/30/17	24.6%
U.S. Treasury Bill, Series 11, 1.07%	11/24/17	13.8
U.S. Treasury Note, 0.88%	1/15/18	11.0
U.S. Treasury Note, 1.00%	02/15/18	10.2
U.S. Treasury Note, 2.63%	04/30/18	6.9
U.S. Treasury Bill, Series 28, 1.13%	12/28/17	5.7
U.S. Treasury Note, 0.75%	10/31/17	5.5
U.S. Treasury Note, 0.88%	7/15/18	4.9
U.S. Treasury Note, 1.00%	12/15/17	4.7
U.S. Treasury Note, 1.00%	3/15/18	4.4
Other		8.3

[8]	The top 10 holdings may not be representative of the Fund’s future investments.

8

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Performance Summary

August 31, 2017

The following graph shows the value, as of August 31, 2017, of a $10,000 investment made on September 6, 2016 (commencement of operations) in Shares at NAV. For comparative purposes, the performance of the Fund’s underlying index, the Citi US Treasury 0-1 Year Composite Select Index is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations may cause an investor’s shares to be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. In addition to the performance of constituents of the underlying index, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover and creation and redemption in-kind transactions.

Goldman Sachs TreasuryAccess 0-1 Year ETF’s Lifetime Performance

Performance of a $10,000 investment, with distributions reinvested, from September 6, 2016 through August 31, 2017.

Average Annual Total Return through August 31, 2017	Since Inception
Shares based on NAV (Commenced September 6, 2016)	0.53%*

*	Total return for periods of less than one year represents cumulative total return.

9

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Schedule of Investments

August 31, 2017

Principal Amount	Interest Rate(a)	Maturity Date	Value
U.S. Treasury Notes – 55.7%
U.S. Treasury Notes
$44,674,600	0.750%	10/31/17	$44,651,995
38,446,500	1.000	12/15/17	38,437,450
90,004,800	0.875	01/15/18	89,926,532
82,818,900	1.000	02/15/18	82,770,096
36,100,500	1.000	03/15/18	36,071,591
55,611,200	2.625	04/30/18	56,127,124
33,508,000	1.000	05/15/18	33,466,115
32,662,000	1.125	06/15/18	32,633,931
40,114,600	0.875	07/15/18	39,995,510

TOTAL U.S. TREASURY NOTES
(Cost $454,026,997)			$454,080,344

U.S. Treasury Bills – 44.1%
U.S. Treasury Bills
$3,461,000	1.011%	11/24/17	$3,453,232
10,383,000	1.015	11/24/17	10,359,697
1,384,600	1.039	11/24/17	1,381,493
2,076,600	1.041	11/24/17	2,071,940
11,075,200	1.054	11/24/17	11,050,344
511,800	1.055	11/24/17	510,651
9,724,200	1.057	11/24/17	9,702,376
22,007,400	1.060	11/24/17	21,958,009
18,932,900	1.061	11/24/17	18,890,409
24,000,000	1.067	11/24/17	23,946,137
1,085,800	1.068	11/24/17	1,083,363
2,558,700	1.073	11/24/17	2,552,958
511,800	1.080	11/24/17	510,651
5,118,000	1.084	11/24/17	5,106,514
201,407,300	1.032	11/30/17	200,909,786
4,273,500	1.004	12/28/17	4,259,613
1,424,500	1.025	12/28/17	1,419,871
854,700	1.049	12/28/17	851,923
4,558,400	1.064	12/28/17	4,543,587
569,800	1.073	12/28/17	567,949
569,800	1.083	12/28/17	567,948
284,900	1.091	12/28/17	283,974
200,000	1.102	12/28/17	199,350
849,900	1.112	12/28/17	847,138
5,382,700	1.113	12/28/17	5,365,208
600,000	1.123	12/28/17	598,050
2,778,000	1.126	12/28/17	2,768,973
22,220,300	1.127	12/28/17	22,148,093
1,866,100	1.139	12/28/17	1,860,036

TOTAL U.S. TREASURY BILLS
(Cost $359,725,165)			$359,769,273

TOTAL INVESTMENTS – 99.8%
(Cost $813,752,162)			$813,849,617

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			1,979,649

NET ASSETS – 100.0%			$815,829,266

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Statement of Assets and Liabilities

August 31, 2017

TreasuryAccess 0-1 Year ETF
Assets:
Investments at value (cost $813,752,162 )	$813,849,617
Cash	889,269
Receivables:
Investments sold	54,925,449
Interest	1,300,004
Reimbursement from advisor	13,216
Total assets	870,977,555

Liabilities:
Payables:
Management fees	92,327
Fund shares redeemed	55,055,962
Total liabilities	55,148,289

Net Assets:
Paid-in capital	815,104,593
Undistributed net investment income	630,411
Accumulated net realized loss	(3,193)
Net unrealized gain	97,455
NET ASSETS	$815,829,266
SHARES ISSUED AND OUTSTANDING
Shares outstanding no par value (unlimited shares authorized):	8,150,000
Net asset value per share:	$100.10

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Statement of Operations

For the period ended August 31, 2017(1)

TreasuryAccess 0-1 Year ETF
Investment income:
Interest	$1,399,169
Total investment income	1,399,169

Expenses:
Management fees	165,984
Trustee fees	38,261
Total expenses	204,245
Less — expense reductions	(20,089)
Net expenses	184,156
NET INVESTMENT INCOME	1,215,013

Realized and unrealized gain:
Net realized gain from:
Investments	535
In-kind redemptions	11,972
Net unrealized gain on:
Investments	97,455
Net realized and unrealized gain	109,962
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,324,975

(1)	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Statement of Changes in Net Assets

For the period ended August 31, 2017(1)

TreasuryAccess 0-1 Year ETF
From operations:
Net investment income	$1,215,013
Net realized gain	12,507
Net change in unrealized gain	97,455
Net increase in net assets resulting from operations	1,324,975

From net investment income	(588,728)
Total distributions to shareholders	(588,728)

From share transactions:
Proceeds from sales of shares	870,148,982
Cost of shares redeemed	(55,055,963)
Net increase in net assets resulting from share transactions	815,093,019
TOTAL INCREASE	815,829,266

Net assets:
Beginning of period	$—
End of period	$815,829,266
Undistributed net investment income	$630,411

(1)	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout The Period

	TreasuryAccess 0-1 Year ETF*
Per Share Operating Performance:
Net asset value, beginning of period	$100.00
Net investment income(a)	0.82
Net realized and unrealized loss	(0.29)
Total gain from investment operations	0.53
Distributions to shareholders from net investment income	(0.43)
Net asset value, end of period	$100.10
Market price, end of period	$100.10
Total Return at Net Asset Value(b)	0.53%
Net assets, end of period (in 000’s)	$815,829
Ratio of net expenses to average net assets	0.13	%(c)
Ratio of total expenses to average net assets	0.14	%(c)
Ratio of net investment income to average net assets	0.83	%(c)
Portfolio turnover rate(d)	—%

*	For the period September 6, 2016 (commencement of operations) to August 31, 2017.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements

August 31, 2017

1. ORGANIZATION

Goldman Sachs TreasuryAccess 0-1 Year ETF (the “Fund”) is a series of the Goldman Sachs ETF Trust (the “Trust”) which is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009.

The investment objective of the Fund is to provide investment results that closely correspond, before fee and expenses, to the performance of the Citi US Treasury 0-1 Year Composite Select Index (the “Index”).

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.) (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. The Fund is an exchange-traded fund (“ETF”). Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems shares at its respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
TreasuryAccess 0-1 Year ETF	Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

15

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

i  Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. At August 31, 2017 the Fund did not hold Level 3 securities.

16

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of August 31, 2017:

TREASURYACCESS 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3
Assets(a)
US Government	$813,849,617	$—	$—
Total	$813,849,617	$—	$—

(a)	Amounts are disclosed by asset type, please refer to the Schedule of Investments for more detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

The Fund operates under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Fund directly pays fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

For the fiscal year ended August 31, 2017, contractual and effective net unitary management fees with GSAM were at the following rates:

Contractual Unitary Management Fee	Effective Net Unitary Management Fee *
0.14%	0.13%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

Effective July 12, 2017, the Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.12% as an annual percentage rate of average daily net assets of the Fund. This arrangement will remain in effect through at least July 31, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For the fiscal year ended August 31, 2017, GSAM waived $20,089 of the Fund’s management fee.

B.  Distribution and Service (12b-1) Plans — The Trust, on behalf of the Fund, has adopted a Distribution and Service Plan (the “Plan”), subject to Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay distribution fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees.

C.  Other Transactions with Affiliates — As of August 31, 2017, the Goldman Sachs High Yield Fund was the beneficial owner of 6% of total outstanding shares of the Fund.

17

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Fund only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Fund may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the Fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statement of Changes in Net Assets.

Share activity is as follows:

	TreasuryAccess 0-1 Year ETF
	Shares	Dollars
Fund Share Activity(1)
Shares Sold	8,700,000	$870,148,982
Shares Redeemed	(550,000)	(55,055,963)
NET INCREASE IN SHARES	8,150,000	$815,093,019

(1)	For the period September 6, 2016 (commencement of operations) through August 31, 2017

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities for the fiscal year ended August 31, 2017, were as follows:

Fund	Purchases	Sales
TreasuryAccess 0-1 Year ETF	$755,052,094	$754,211,747

The proceeds from in-kind creation and redemption transactions for the fiscal year ended August 31, 2017, were as follows:

Fund	Purchases	Sales
TreasuryAccess 0-1 Year ETF	$867,354,907	$54,925,450

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2017 was as follows:

TreasuryAccess 0-1 Year ETF
Distributions paid from:
Ordinary Income*	$588,728
Total taxable distributions	$588,728

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

18

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

7. TAX INFORMATION (continued)

As of August 31, 2017, the components of accumulated earnings (losses) on a tax-basis were as follows:

TreasuryAccess 0-1 Year ETF
Undistributed ordinary income — net	$630,411
Total undistributed earnings	$630,411
Unrealized gains (losses) — net	$94,262
Total accumulated earnings (losses) net	$724,673

As of August 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

TreasuryAccess 0-1 Year ETF
Tax Cost	$813,755,355
Gross unrealized gain	96,029
Gross unrealized loss	(1,767)
Net unrealized gains (losses) on securities	$94,262

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the NAV of the Fund and result primarily from Redemptions In-Kind.

Fund	Paid-in Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income (Loss)
TreasuryAccess 0-1 Year ETF	$11,574	$(15,700)	$4,126

GSAM has reviewed the Fund’s tax positions for all open tax years (the current year) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Index Risk — FTSE Fixed Income LLC (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could

19

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

August 31, 2017

8. OTHER RISKS (continued)

have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. The Index is new and has a limited performance history. Errors in index data, index computation or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

20

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of

Goldman Sachs ETF Trust and Shareholders of the Goldman Sachs TreasuryAccess 0-1 Year ETF:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Goldman Sachs TreasuryAccess 0-1 Year ETF (the “Fund”), a fund of the Goldman Sachs ETF Trust, as of August 31, 2017, and the results of its operations, the changes in its net assets and the financial highlights for the period September 6, 2016 (commencement of operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2017

21

GOLDMAN SACHS ETF TRUST

Fund Expenses — Six Months Ended 8/31/2017 (Unaudited)

As a shareholder you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period from March 1, 2017 and held for the six months ended August 31, 2017, which represents a period of 184 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	TreasuryAccess 0-1 Year ETF
	Beginning Account Value 3/1/2017	Account Value 8/31/2017		Expenses Paid*
Actual based on NAV	$1,000	$1,003.20		$0.61
Hypothetical 5% return	$1,000	$1,024.60	+	$0.61

*	Expenses for the Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended August 31, 2017. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratio for the period is as follows:

Fund
TreasuryAccess 0-1 Year ETF	0.12%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

22

GOLDMAN SACHS ETF TRUST

Trustees and Officers (Unaudited)

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Caroline Dorsa Age: 58	Trustee	Since 2016

Ms. Dorsa is retired. She was formerly Executive Vice President and Chief Financial Officer, Public Service Enterprise Group, Inc. (a generation and energy services company) (2009-2015); Senior Vice President, Merck & Co, Inc. (a pharmaceutical company) (2008-2009 and 1987-2007); Senior Vice President and Chief Financial Officer, Gilead Sciences, Inc. (a pharmaceutical company) (2007-2008); and Senior Vice President and Chief Financial Officer, Avaya, Inc. (a technology company) (2007).

Trustee — Goldman Sachs ETF Trust; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

				21	Biogen Inc. (a biotechnology company); Intellia Therapeutics Inc. (a gene-editing company); Illumina, Inc. (a life sciences company)
Linda A. Lang Age: 59	Trustee	Since 2016

Ms. Lang is retired. She is Chair of the Board of Directors (2016-Present); and Member of the Board of Directors, WD-40 Company (2004-Present); and was formerly Chairman and Chief Executive Officer (2005-2014); and Director, President and Chief Operating Officer, Jack in the Box, Inc. (a restaurant company) (2003-2005). Previously, Ms. Lang served as an Advisory Board Member of Goldman Sachs MLP Income Opportunities Fund and Goldman Sachs MLP and Energy Renaissance Fund (February 2016-March 2016).

Trustee — Goldman Sachs ETF Trust; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

				21	WD-40 Company (a global consumer products company)
Michael Latham Age: 51	Trustee	Since 2015	Mr. Latham is retired. Formerly, he held senior management positions with the iShares exchange-traded fund business, including Chairman (2011-2014); Global Head (2010-2011); U.S. Head (2007-2010); and Chief Operating Officer (2003-2007). Trustee — Goldman Sachs ETF Trust; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.	21	None
Lawrence W. Stranghoener Age: 63	Trustee	Trustee since 2015; Chairman since 2017	Mr. Stranghoener is retired. He is Chairman of the Board of Directors, Kennametal, Inc. (2003-Present); Director, Aleris Corporation and Aleris International, Inc. (a producer of aluminum rolled products) (2011-Present); and was formerly Interim Chief Executive Officer (2014); and Executive Vice President and Chief Financial Officer (2004-2014), Mosaic Company (a fertilizer manufacturing company). Chairman of the Board of Trustees — Goldman Sachs ETF Trust; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.	21	Kennametal Inc. (a global manufacturer and distributor of tooling and industrial materials)

23

GOLDMAN SACHS ETF TRUST

Trustees and Officers (Unaudited) (continued)

Interested Trustee*

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
James A. McNamara Age: 54	Trustee	Since 2014	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President and Trustee — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.	142	None

*	This person is considered to be an “Interested Trustee” because he holds a position with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. The Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Caroline L. Kraus. Information is provided as of August 31, 2017.
[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns, retires or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; or (c) the termination of the Trust.
[3]	The Goldman Sachs Fund Complex includes certain other companies listed above for each respective Trustee. As of August 31, 2017, Goldman Sachs ETF Trust consisted of 19 portfolios (eight of which offered shares to the public); Goldman Sachs Trust consisted of 90 portfolios (88 of which offered shares to the public); Goldman Sachs Variable Insurance Trust consisted of 14 portfolios; Goldman Sachs Trust II consisted of 17 portfolios (16 of which offered shares to the public); and Goldman Sachs MLP Income Opportunities Fund, and Goldman Sachs MLP and Energy Renaissance Fund each consisted of one portfolio.
[4]	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Fund’s Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-526-7384.

24

GOLDMAN SACHS ETF TRUST

Trustees and Officers (Unaudited) (continued)

Officers of the Trust*

Name, Address and Age[1]	Positions Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
James A. McNamara 200 West Street New York, NY 10282 Age: 54	Trustee and President	Since 2014

Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President and Trustee — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

Caroline L. Kraus 200 West Street New York, NY 10282 Age: 40	Secretary	Since 2014

Managing Director, Goldman Sachs (January 2016-Present); Vice President, Goldman Sachs (August 2006-December 2015); Associate General Counsel, Goldman Sachs (2012-Present); Assistant General Counsel, Goldman Sachs (August 2006-December 2011); and Associate, Weil, Gotshal & Manges, LLP (2002-2006).

Secretary — Goldman Sachs ETF Trust; Goldman Sachs Trust (previously Assistant Secretary (2012)); Goldman Sachs Variable Insurance Trust (previously Assistant Secretary (2012)); Goldman Sachs Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

Scott M. McHugh 200 West Street New York, NY 10282 Age: 45	Treasurer, Senior Vice President and Principal Financial Officer	Since 2014

Managing Director, Goldman Sachs (January 2016-Present); Vice President, Goldman Sachs (February 2007-December 2015); Assistant Treasurer of certain mutual funds administered by DWS Scudder (2005-2007); and Director (2005-2007), Vice President (2000-2005), and Assistant Vice President (1998-2000), Deutsche Asset Management or its predecessor (1998-2007).

Treasurer, Senior Vice President and Principal Financial Officer — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

Joseph F. DiMaria 30 Hudson Street Jersey City, NJ 07302 Age: 49	Assistant Treasurer and Principal Accounting Officer	Since 2017

Managing Director, Goldman Sachs (November 2015-Present) and Vice President — Mutual Fund Administration, Columbia Management Investment Advisers, LLC (May 2010-October 2015).

Assistant Treasurer and Principal Accounting Officer — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; and Goldman Sachs MLP and Energy Renaissance Fund.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Fund’s Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-621-2550.
[1]	Information is provided as of August 31, 2017.
[2]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Goldman Sachs Treasury Access 0-1 Year ETF — Tax Information (Unaudited)

During the year ended August 31, 2017, 100% of the net investment company taxable income distributions paid by the Fund were designated as either interest-related dividends or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

25

GOLDMAN SACHS ETF TRUST

Goldman Sachs TreasuryAccess 0-1 Year ETFs — Other Information (Unaudited)

Effective from November 1, 2016 and solely for the purpose of marketing the Fund in the United Kingdom (“UK”), Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) identified itself as the alternative investment fund manager (“AIFM”) of the Fund. As AIFM, the Investment Adviser is responsible for complying with the UK marketing rules implementing the Alternative Investment Fund Managers Directive (Directive 2011/61/EU) (the “Directive”).

In accordance with these rules, the AIFM is required to make available an Annual Report for the financial year of the Fund, containing certain disclosures as set out in Article 22 and 23 of the Directive. The disclosures set out below are included to satisfy these requirements as they have not been disclosed elsewhere in this Annual Report.

I. Remuneration

The following disclosures are made in accordance with Article 107 of the EU Commission Delegated Regulation C (2012) 8370 in respect of the AIFM, which is part of The Goldman Sachs Group, Inc. (“GS Group”). GS Group’s global remuneration philosophy, structure and process for setting remuneration generally applies to employees of the AIFM in the same manner as other employees globally. References to the “firm” and “we” throughout this disclosure include GS Group and the AIFM and any subsidiaries and affiliates.

a. Remuneration program Philosophy

The remuneration philosophy and the objectives of the remuneration program for the firm, including the AIFM are reflected in GS Group’s Compensation principles as posted on the Goldman Sachs public website (http://www.goldmansachs.com/investor relations/corporate governance/corporate governance-documents/compensation-principles.pdf) which includes the following:

1.	We pay for performance – this is an absolute requirement under our compensation program and inherent in our culture.
2.	We structure compensation, especially at senior levels, to align with GS Group’s shareholders’ long-term interests.
3.	We use compensation as an important tool to attract, retain and motivate talent.
4.	We align total compensation with corporate performance over the period.

The AIFM’s remuneration program is intended to be flexible enough to allow responses to changes in market conditions, but grounded in a framework that maintains effective remuneration practices.

b. Remuneration Governance

The planning, implementation and revision of the compensation policy of the AIFM is subject to the oversight of the Compensation Committee of the Board of Directors of GS Group (the “GS Group Compensation Committee”), the ultimate parent of the AIFM.

The members of the GS Group Compensation Committee at the end of 2016 were James A. Johnson (Chair), M. Michele Burns, William W. George, Ellen J. Kullman, Lakshmi N. Mittal, Debora L. Spar, and Adebayo O. Ogunlesi (ex-officio). None of the members of the GS Group Compensation Committee were an employee of the firm. All members of the GS Group Compensation Committee were “independent” within the meaning of the New York Stock Exchange Rules and the firm’s Director Independence Policy.

The GS Group Compensation Committee has for several years recognised the importance of using an independent remuneration consultant that is appropriately qualified and that provides services solely to the GS Group Compensation Committee and not to the firm. The GS Group Compensation Committee continued to retain Semler Brossy Consulting Group LLC (Semler Brossy) as its independent remuneration consultant in 2016.

GS Group’s global process for setting variable remuneration (including the requirement to consider risk and compliance issues) applies to employees of the AIFM in the same way as to employees of other entities and in other regions and is subject to oversight by the senior management of the firm in the region.

c. Link Between Pay and Performance

Annual remuneration for employees is generally comprised of fixed and variable remuneration. The AIFM’s remuneration practices provide for variable remuneration determinations to be made on a discretionary basis. Variable remuneration is based on multiple factors and is not set as a fixed percentage of revenue or by reference to any other formula. Firmwide performance is a key factor in determining variable remuneration.

26

GOLDMAN SACHS ETF TRUST

Goldman Sachs TreasuryAccess 0-1 Year ETFs — Other Information (Unaudited) (continued)

d. Performance Measurement

Year-end variable remuneration is determined through a discretionary process that relies on certain qualitative and quantitative metrics (amongst other factors) against which we assess performance at year-end. We do not set specific goals, targets or other objectives for purposes of determining year-end variable remuneration nor do we set an initial remuneration pool that is adjusted for any such goals, targets or other objectives. Such metrics are not formulaic nor given any specific weight. In addition, employees are evaluated annually as part of the “360 degree” feedback process.

e. Risk Adjustment

Prudent risk management is a hallmark of both the firm’s and AIFM’s culture and sensitivity to risk and risk management are key elements in assessing employee performance, including as part of the “360 degree” feedback process noted above.

We take risk into account in setting the amount and form of variable remuneration for employees. We provide guidelines to assist compensation managers when applying discretion during the remuneration process to promote consistent consideration of the different metrics/factors considered during the remuneration process. Further, to ensure the independence of control function employees, remuneration for those employees is not determined by individuals in revenue-producing positions but rather by the management of the relevant control function.

f. Structure of Remuneration

1.	Fixed Remuneration
2.	Variable Remuneration: For employees with total and variable remuneration above a specific threshold, variable remuneration is generally paid in a combination of cash and equity-based remuneration. In general, the portion paid in the form of an equity-based award increases as variable remuneration increases and, for AIFM Remuneration Code Staff, is set to ensure compliance with Principle 5 (e) and (f) of the AIFM Remuneration Code.

g. Total Remuneration

Staff remuneration for the financial period ending December 31, 2016:

Total remuneration for the financial year ending December 31, 2016 paid by the AIFM to 12 staff in respect of the management of the assets of the Fund	US$56,089, made up of: • US$28,088 fixed remuneration • US$28,001 variable remuneration
Which includes:
(a) Remuneration paid by the AIFM to senior management	US$30,000
(b) Remuneration paid by the AIFM to other staff members whose actions have a material impact on the risk profile of the Fund	US$0

The remuneration figures above:

1.	relate to the proportion of time spent by those staff on the management of the assets of the Fund;
2.	relate to the portion of the year for which the Fund were subject to the Directive; and
3.	do not include figures for those staff whose activities may impact the Fund but who provide services through other affiliates of the AIFM.

II. Risk Management

The current risk profile of the Fund and the risk management framework employed by the AIFM to manage those risks are outlined in the Fund’s Prospectus and Statement of Additional Information. The Investment Adviser’s risk management function will seek to ensure that the risk profile disclosed to investors is consistent with applicable risk limits, monitor compliance with those risk limits, promptly notify the risk management component of the portfolio management team managing the portfolio of any inconsistency, or risk or inconsistency, between the risk profile and risk limits.

27

GOLDMAN SACHS ETF TRUST

Goldman Sachs TreasuryAccess 0-1 Year ETFs — Other Information (Unaudited) (continued)

III. Material Changes

Article 22 of the Directive requires disclosure of any material changes in the information listed in Article 23 of the Directive.

In respect of the period ended December 31, 2016, there have been no material changes to the information listed in Article 23 of the Directive.

28

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.21 trillion in assets under supervision as of June 30, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs TreasuryAccess 0-1 Year ETF

INDEX DISCLAIMERS

The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund.

FTSE DOES NOT GUARANTEE THE ACCURACY OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR OF ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO, AND FTSE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. FTSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OR PROSPECTIVE OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. FTSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FTSE HAVE ANY LIABILITY FOR ANY DIRECT, SPECIAL, PUNITIVE, INDIRECT, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Data and information contained herein regarding the Index is proprietary to FTSE or its licensors, and reproduction of such data and information is prohibited except with the prior written permission of FTSE. CITI is a trademark and service mark of Citigroup Inc. or its affiliates, is used and registered throughout the world, and is used under license for certain purposes by GSAM. The CITI mark is used under license by FTSE.

The ActiveBeta® Indices are trademarks of Goldman Sachs Asset Management, L.P. and have been licensed for use by Goldman Sachs ETF Trust.

TRUSTEES Lawrence W. Stranghoener, Chairman Caroline Dorsa Linda A. Lang Michael Latham James A. McNamara

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer and Principal Accounting Officer

Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
ALPS DISTRIBUTORS, INC. Distributor

Visit our Website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Fund’s Form N-Qs are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of August 31, 2017 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns.

The Fund is recently organized and has limited operating history.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

THIS MATERIAL IS FOR INFORMATIONAL PURPOSES ONLY AND IS PROVIDED SOLELY ON THE BASIS THAT IT WILL NOT CONSTITUTE INVESTMENT OR OTHER ADVICE OR A RECOMMENDATION RELATING TO ANY PERSON’S OR PLAN’S INVESTMENT OR OTHER DECISIONS, AND GOLDMAN SACHS IS NOT A FIDUCIARY OR ADVISOR WITH RESPECT TO ANY PERSON OR PLAN BY REASON OF PROVIDING THE MATERIAL OR CONTENT HEREIN INCLUDING UNDER THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 OR DEPARTMENT OF LABOR REGULATIONS. PLAN SPONSORS AND OTHER FIDUCIARIES SHOULD CONSIDER THEIR OWN CIRCUMSTANCES IN ASSESSING ANY POTENTIAL COURSE OF ACTION.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2017 Goldman Sachs. All rights reserved. 107126-TMPL-10/2017-630980 TREACCESSAR-17/GST528/1491

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Caroline Dorsa is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by the Funds of the Goldman Sachs ETF Trust to which this certified shareholder report relates.

	2017	2016	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$212,675	$162,000	Financial Statement audits.

Audit-Related Fees:

• PwC	$12,909	$—

Tax Fees:

• PwC	$47,752	$45,352	Tax compliance services provided in connection with the preparation and review of registrant’s tax returns.

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs ETF Trust’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs ETF Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2017	2016	Description of Services Rendered

Audit-Related Fees:

• PwC	$—	$—

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs ETF Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs ETF Trust (“GS ETF”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GS ETF may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GS ETF at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to the Goldman Sachs ETF Trust’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GS ETF, the Audit Committee will pre-approve those non-audit services provided to GS ETF’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GS ETF) where the engagement relates directly to the operations or financial reporting of GS ETF.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GS ETF’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GS ETF’s service affiliates listed in Table 2 were approved by GS ETF’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GS ETF by PwC for the twelve months ended August 31, 2017 and August 31, 2016 were approximately $60,661 and $45,352 respectively. The aggregate non-audit fees billed to GS ETF’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2016 and December 31, 2015 were approximately $11.4 million and $14.4 million respectively. With regard to the aggregate non-audit fees billed to GS ETF’s adviser and service affiliates, the 2016 and 2015 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GS ETF’s operations or financial reporting.

Item 4(h) — GS ETF’s Audit Committee has considered whether the provision of non-audit services to GS ETF’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Michael Latham, Linda A. Lang, Lawrence W. Stranghoener, and Caroline Dorsa, each a Trustee of the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 12(a)(1) of the registrant’s Form N-CSR filed on October 31, 2016.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	October 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	October 31, 2017

By:	/s/ Scott McHugh

Scott McHugh
Principal Financial Officer
Goldman Sachs ETF Trust

Date:	October 31, 2017